As filed with the SEC on March 31, 2006.

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-4556
TRANSAMERICA IDEX MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida	33716
(Address of Principal Executive Offices)	(Zip Code)
John K. Carter, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:	(727) 299-1800
Date of fiscal year end:	October 31
Date of reporting period:	November 1, 2005 – January 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of January 31, 2006 are attached.

TA IDEX AllianceBernstein International Value

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.0%)
Australia (0.2%)
Macquarie Airports	167,300	$393
Austria (1.8%)
OMV AG	22,900	1,617
Voestalpine AG	12,200	1,437
Belgium (0.9%)
KBC Groupe (a)	15,400	1,545
Bermuda (0.5%)
Kerry Properties, Ltd.	148,500	481
Orient Overseas International, Ltd.	126,000	422
Canada (4.0%)
Celestica, Inc. ‡	1,600	16
Husky Energy, Inc.	22,800	1,425
IPSCO, Inc.	11,500	1,063
Metro, Inc.-Class A	45,600	1,197
Nexen, Inc.	23,900	1,362
Teck CominCo, Ltd.-Class B	23,400	1,503
Finland (0.9%)
Sampo OYJ	71,900	1,400
France (11.1%)
Assurances Generales de France	22,200	2,296
BNP Paribas	1,900	169
Cap Gemini SA ‡	17,400	794
Credit Agricole SA	58,060	2,048
Renault SA	41,600	3,924
Sanofi-Aventis	31,000	2,839
Societe Generale-Class A	17,800	2,349
Total SA	14,600	4,027
Germany (9.2%)
Allianz AG	9,500	1,530
Continental AG	31,300	3,044
E.ON AG	24,500	2,734
Epcos AG ‡	30,200	460
Fresenius Medical Care AG	6,500	692
Man AG	21,500	1,234
Muenchener Rueckversicherungs AG	16,600	2,252
RWE AG	27,350	2,252
TUI AG	52,300	1,109
Italy (2.3%)
Buzzi Unicem SpA	43,500	817
ENI-Ente Nazionale Idrocarburi SpA	95,100	2,871
Recordati SpA	25,100	180

Japan (27.3%)
Canon, Inc.	48,800	$2,950
Cosmo Oil Co., Ltd.	84,000	440
East Japan Railway Co.	220	1,531
Hitachi, Ltd.	146,000	1,031
Honda Motor Co., Ltd.	50,800	2,888
Itochu Corp.	163,000	1,386
Japan Tobacco, Inc.	151	2,346
JFE Holdings, Inc.	82,600	2,969
Kobe Steel, Ltd.	387,000	1,328
Kyocera Corp.	15,000	1,338
Leopalace21 Corp.	36,300	1,323
Mitsubishi Corp.	71,000	1,661
Mitsubishi Tokyo Financial Group, Inc.	126	1,818
Mitsui & Co., Ltd.	110,000	1,584
Mitsui Chemicals, Inc.	208,000	1,575
Mitsui O.S.K. Lines, Ltd.	168,000	1,525
Nippon Mining Holdings, Inc.	156,500	1,287
Nissan Motor Co., Ltd.	124,400	1,402
Oki Electric Industry Co., Ltd.	309,000	1,090
Rengo Co., Ltd.	69,000	409
Sega Sammy Holdings, Inc.	29,500	1,060
Sumitomo Heavy Industries, Ltd.	151,000	1,348
Sumitomo Metal Industries, Ltd.	279,000	1,134
Sumitomo Mitsui Financial Group, Inc.	277	3,240
Tokyo Electric Power Co. (The), Inc.	64,900	1,635
Tokyo Gas Co., Ltd.	297,000	1,382
Toyota Motor Corp.	67,000	3,478
Luxembourg (3.0%)
Arcelor	113,300	3,975
SES GLOBAL	52,900	976
Netherlands (7.2%)
ABN AMRO Holding NV	60,000	1,664
European Aeronautic Defense and Space Co.	43,900	1,719
ING Groep NV	117,800	4,200
Koninklijke Philips Electronics NV	20,460	690
Royal Dutch Shell PLC-Class A	75,600	2,572
Royal KPN NV	107,100	1,034
Singapore (2.4%)
Flextronics International, Ltd. ‡ †	143,500	1,501
Neptune Orient Lines, Ltd.	212,000	327
Singapore Telecommunications, Ltd.	1,403,000	2,198
Spain (1.4%)
Altadis SA	4,400	183
Repsol YPF SA	78,300	2,121
Switzerland (3.6%)
Credit Suisse Group	49,000	2,854
Micronas Semiconductor Hold ‡	9,339	317
Novartis AG	14,240	780
Xstrata PLC	70,370	1,972

United Kingdom (23.2%)
AstraZeneca PLC	60,000	$2,902
BAE Systems PLC	301,600	2,235
Barclays PLC	246,400	2,632
BHP Billiton PLC	112,500	2,076
BP PLC	204,700	2,459
British American Tobacco PLC	126,700	2,853
Corus Group PLC	726,300	900
GlaxoSmithKline PLC	87,200	2,228
Greene King PLC	60,200	798
HBOS PLC	150,030	2,635
International Power PLC ‡	292,300	1,409
J Sainsbury PLC	304,800	1,630
Lloyds TSB Group PLC	193,600	1,753
Mitchells & Butlers PLC	170,600	1,234
Royal & Sun Alliance Insurance Group PLC	415,200	926
Royal Bank of Scotland Group PLC	103,300	3,194
SABMiller PLC	52,300	1,063
Trinity Mirror PLC	89,700	976
Vodafone Group PLC	1,743,800	3,657
Wolverhampton & Dudley Brew PLC	35,900	792
Total Common Stocks (cost: $152,857)		164,075

	Principal
	Amount	Value
SECURITY LENDING COLLATERAL (1.0%)
Debt (0.9%)
Bank Notes (0.1%)
Bank of America
4.49%, due 03/20/2006	$15	$15
4.56%, due 06/07/2006 *	38	38
4.56%, due 08/10/2006 *	38	38
Certificates of Deposit (0.0%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	8	8
Rabobank Nederland
4.48%, due 05/31/2006 *	38	38
Commercial Paper (0.1%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	23	23
Ciesco LLC
4.44%, due 03/01/2006	22	22
Compass Securitization-144A
4.35%, due 02/06/2006	38	38
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	7	7
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	9	9
4.40%, due 02/14/2006	15	15
4.44%, due 02/16/2006	15	15

Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	$15	$15
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	38	38
4.49%, due 02/27/2006	15	15
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	15	15
4.41%, due 02/10/2006	15	15
Yorktown Capital LLC
4.45%, due 02/21/2006	11	11
Euro Dollar Overnight (0.2%)
Abbey National PLC
4.31%, due 02/02/2006	23	23
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	15	15
Fortis Bank
4.42%, due 02/07/2006	45	45
Royal Bank of Scotland
4.31%, due 02/01/2006	30	30
Societe Generale
4.48%, due 02/01/2006	23	23
Svenska Handlesbanken
4.47%, due 02/01/2006	73	73
Wachovia Bank NA
4.39%, due 02/01/2006	38	38
Wells Fargo
4.50%, due 02/07/2006	46	46
Euro Dollar Terms (0.2%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	15	15
Bank of Montreal
4.43%, due 02/21/2006	15	15
Bank of Nova Scotia
4.50%, due 03/27/2006	23	23
Barclays
4.47%, due 03/17/2006	15	15
4.54%, due 03/28/2006	45	45
Calyon
4.46%, due 03/02/2006	38	38
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	23	23
Deutsche Bank
4.45%, due 03/13/2006	23	23
Fortis Bank
4.47%, due 02/15/2006	15	15
4.50%, due 02/27/2006	17	17
Rabobank Nederland
4.51%, due 03/01/2006	30	30
Royal Bank of Canada
4.48%, due 03/21/2006	15	15
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	15	15

Societe Generale
4.46%, due 03/01/2006	$30	$30
The Bank of the West
4.50%, due 03/20/2006	15	15
UBS AG
4.43%, due 02/21/2006	15	15
Wells Fargo
4.43%, due 02/28/2006	38	38
Repurchase Agreements (0.3%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $74 on 02/01/2006	74	74
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $239 on 02/01/2006	239	239
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $11 on 02/01/2006	11	11
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $61 on 02/01/2006	61	61
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $71 on 02/01/2006	71	71

	Shares	Value
Investment Companies (0.1%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	37,854	$38
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	28,758	29
Total Security Lending Collateral (cost: $1,578)		1,578
Total Investment Securities (cost: $154,435)		$165,653

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Australian Dollar	2,229	03/15/2006	$1,662	$21
British Pound Sterling	2,427	03/15/2006	4,284	29
Canadian Dollar	2,886	03/15/2006	2,507	19
Euro Dollar	(2,806)	03/15/2006	(3,403)	(11)
Japanese Yen	(20,800)	03/15/2006	(181)	3
New Zealand Dollar	993	03/15/2006	670	7
Swiss Franc	(331)	03/15/2006	(259)	—
			$5,280	$68

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $1,512.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $466, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
(a)	Passive Foreign Investment Company.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $182 or 0.1% of the total investments of the Fund.

	Percentage of
	Total Investment	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	14.9%	$24,666
Oil & Gas Extraction	8.6%	14,044
Primary Metal Industries	7.7%	12,806
Automotive	6.2%	10,290
Pharmaceuticals	5.4%	8,929
Electric Services	4.9%	8,030
Petroleum Refining	4.2%	6,926
Telecommunications	4.1%	6,889
Insurance	3.7%	6,078
Tobacco Products	3.2%	5,382
Life Insurance	3.1%	5,126
Wholesale Trade Durable Goods	2.8%	4,631
Computer & Office Equipment	2.4%	3,981
Aerospace	2.4%	3,954
Metal Mining	2.1%	3,475
Rubber & Misc. Plastic Products	1.8%	3,044
Electronic Components & Accessories	1.8%	2,984
Beer, Wine & Distilled Beverages	1.6%	2,653
Business Credit Institutions	1.6%	2,635
Industrial Machinery & Equipment	1.5%	2,582
Water Transportation	1.3%	2,274
Communications Equipment	1.3%	2,066
Real Estate	1.1%	1,804
Food Stores	1.0%	1,630
Chemicals & Allied Products	1.0%	1,575
Railroads	0.9%	1,531
Motor Vehicles, Parts & Supplies	0.8%	1,402
Gas Production & Distribution	0.8%	1,382
Electrical Goods	0.8%	1,338
Food & Kindred Products	0.8%	1,287
Restaurants	0.7%	1,234
Wholesale Trade Nondurable Goods	0.7%	1,197
Holding & Other Investment Offices	0.7%	1,109
Manufacturing Industries	0.6%	1,060
Printing & Publishing	0.6%	976
Stone, Clay & Glass Products	0.5%	817
Computer & Data Processing Services	0.5%	794

Medical Instruments & Supplies	0.4%	$692
Paper & Allied Products	0.3%	409
Mortgage Bankers & Brokers	0.2%	393
Investment Securities, at Value	99.0%	164,075
Security Lending Collateral	1.0%	1,578
Total Investment Securities	100.0%	$165,653

TA IDEX American Century International

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.1%)
Australia (3.7%)
BHP Billiton, Ltd.	39,014	$761
Macquarie Infrastructure Group (a)	93,110	249
National Australia Bank, Ltd.	13,040	334
Rio Tinto, Ltd.	4,770	273
Austria (1.0%)
Erste Bank der Oesterreichischen Sparkassen AG	7,692	429
Belgium (1.3%)
KBC Groupe (a)	5,850	587
Canada (0.8%)
Rogers Communications, Inc.-Class B	7,920	347
China (0.8%)
China Construction Bank-Class H ‡	859,217	338
France (16.3%)
Accor SA	7,660	459
AXA	25,058	849
Cie Generale D’Optique Essilor International SA	4,790	418
Pernod-Ricard	2,030	377
PPR SA	3,240	378
Sanofi-Aventis	4,740	434
Schneider Electric SA	5,300	553
Societe Generale-Class A	5,007	661
Technip SA	3,480	236
Total SA	4,340	1,197
Veolia Environnement	14,080	712
Vinci SA	5,846	543
Vivendi Universal SA	11,820	370
Germany (5.6%)
Adidas-Salomon AG	2,530	529
BASF AG	4,320	340
Continental AG	5,900	574
Fresenius Medical Care AG	4,008	427
Hypo Real Estate Holding	4,840	316
Siemens AG	3,020	275
Greece (4.0%)
Hellenic Telecommunications Organization SA ‡	20,380	471
National Bank of Greece SA	17,100	787
OPAP SA	13,364	502
Ireland (2.7%)
Anglo Irish Bank Corp. PLC	22,870	360
Bank of Ireland	22,070	380
Ryanair Holdings PLC, ADR ‡ †	8,420	461

Italy (3.6%)
Banco Popolare di Verona e Novara SCRL	21,210	$487
ENI-Ente Nazionale Idrocarburi SpA	14,780	446
Luxottica Group SpA	15,150	396
Saipem SpA	13,410	267
Japan (22.2%)
Advantest Corp.	2,500	307
Astellas Pharma, Inc.	8,600	356
Bank of Yokohama, Ltd. (The)	46,000	373
Daikin Industries, Ltd.	6,900	227
East Japan Railway Co.	70	487
Eisai Co., Ltd.	9,500	406
Honda Motor Co., Ltd.	7,700	438
Hoya Corp.	13,300	534
KDDI Corp.	70	371
Keyence Corp.	1,600	441
Komatsu, Ltd.	15,000	277
Matsushita Electric Industrial Co., Ltd.	30,000	653
Matsushita Electric Works, Ltd.	6,000	67
Mitsubishi Tokyo Financial Group, Inc.	40	577
Murata Manufacturing Co., Ltd.	4,000	290
NGK Insulators, Ltd.	6,000	95
Nitto Denko Corp.	3,400	288
ORIX Corp. (a)	2,770	718
Sega Sammy Holdings, Inc.	1,600	58
Shin-Etsu Chemical Co., Ltd.	7,300	416
Sumitomo Heavy Industries, Ltd.	27,000	241
Taisei Corp.	110,000	562
Toray Industries, Inc.	54,000	452
Toshiba Corp.	69,000	442
Yamada Denki Co., Ltd.	5,600	723
Mexico (2.0%)
America Movil SA de CV-Class L, ADR	18,601	627
Cemex SA de CV, Sponsored ADR †	3,830	253
Netherlands (3.5%)
ASML Holding NV ‡ †	23,060	519
ING Groep NV	13,674	488
Royal Numico NV ‡	11,510	523
Norway (1.8%)
Aker Kvaerner ASA ‡	4,872	334
Telenor ASA	45,180	453
South Korea (1.3%)
Lotte Shopping Co., GDR-144A ‡	1,751	36
Samsung Electronics Co., Ltd.	700	537
Spain (2.1%)
Cintra Concesiones de Infraestructuras de Transporte SA ‡	18,741	244
Grupo Ferrovial SA	4,959	387
Inditex SA	8,600	295
Sweden (1.0%)
ForeningsSparbanken AB	15,400	438

Switzerland (9.9%)
ABB, Ltd. ‡	47,170	$512
Compagnie Financiere Richemont AG-Class A	11,530	523
Credit Suisse Group	7,810	455
Lonza Group AG	5,000	314
Nestle SA	2,100	615
Novartis AG	12,380	678
Roche Holding AG-Genusschein	4,437	699
Swiss Life Holding	870	158
UBS AG	3,696	401
United Kingdom (14.5%)
AstraZeneca PLC	15,310	741
BG Group PLC	52,140	588
BP PLC	96,131	1,155
British American Tobacco PLC	28,520	642
Diageo PLC	22,130	329
GlaxoSmithKline PLC	42,670	1,090
Man Group PLC	15,210	552
Reckitt Benckiser PLC	11,873	389
Reed Elsevier PLC	12,180	115
Standard Chartered PLC	22,280	552
Tesco PLC	40,450	229
Total Common Stocks (cost: $34,947)		43,193

	Principal
	Amount	Value
SECURITY LENDING COLLATERAL (1.9%)
Debt (1.8%)
Bank Notes (0.1%)
Bank of America
4.49%, due 03/20/2006	$8	$8
4.56%, due 06/07/2006 *	21	21
4.56%, due 08/10/2006 *	20	20
Certificates of Deposit (0.1%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	4	4
Rabobank Nederland
4.48%, due 05/31/2006 *	20	20
Commercial Paper (0.3%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	12	12
Ciesco LLC
4.44%, due 03/01/2006	12	12
Compass Securitization-144A
4.35%, due 02/06/2006	20	20
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	4	4
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	5	5
4.40%, due 02/14/2006	8	8
4.44%, due 02/16/2006	8	8

Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	$8	$8
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	20	20
4.49%, due 02/27/2006	8	8
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	8	8
4.41%, due 02/10/2006	8	8
Yorktown Capital LLC
4.45%, due 02/21/2006	6	6
Euro Dollar Overnight (0.3%)
Abbey National PLC
4.31%, due 02/02/2006	12	12
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	8	8
Fortis Bank
4.42%, due 02/07/2006	25	25
Royal Bank of Scotland
4.31%, due 02/01/2006	16	16
Societe Generale
4.48%, due 02/01/2006	12	12
Svenska Handlesbanken
4.47%, due 02/01/2006	39	39
Wachovia Bank NA
4.39%, due 02/01/2006	21	21
Wells Fargo
4.50%, due 02/07/2006	24	24
Euro Dollar Terms (0.5%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	8	8
Bank of Montreal
4.43%, due 02/21/2006	8	8
Bank of Nova Scotia
4.50%, due 03/27/2006	12	12
Barclays
4.47%, due 03/17/2006	8	8
4.54%, due 03/28/2006	24	24
Calyon
4.46%, due 03/02/2006	20	20
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	12	12
Deutsche Bank
4.45%, due 03/13/2006	12	12
Fortis Bank
4.47%, due 02/15/2006	8	8
4.50%, due 02/27/2006	9	9
Rabobank Nederland
4.51%, due 03/01/2006	16	16
Royal Bank of Canada
4.48%, due 03/21/2006	8	8
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	8	8

Societe Generale
4.46%, due 03/01/2006	$16	$16
The Bank of the West
4.50%, due 03/20/2006	8	8
UBS AG
4.43%, due 02/21/2006	8	8
Wells Fargo
4.43%, due 02/28/2006	21	21
Repurchase Agreements (0.5%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $39 on 02/01/2006	39	39
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $127 on 02/01/2006	127	127
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $6 on 02/01/2006	6	6
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $32 on 02/01/2006	32	32
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $38 on 02/01/2006	38	38

	Shares	Value
Investment Companies (0.1%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	20,143	$20
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	15,303	15
Total Security Lending Collateral (cost: $840)		840
Total Investment Securities (cost: $35,787)		$44,033

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $806.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $248, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
(a)	Passive Foreign Investment Company.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated  $133 or 0.3% of the total investments of the Fund.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
SCRL	Società Cooperativa a Responsabilità Limitata (Limited Liability Co-operative)

	Percentage of
	Total Investment	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	17.0%	$7,475
Pharmaceuticals	10.0%	4,404
Petroleum Refining	5.3%	2,352
Telecommunications	5.1%	2,269
Instruments & Related Products	4.8%	2,096
Chemicals & Allied Products	4.0%	1,747
Construction	3.4%	1,500
Life Insurance	3.4%	1,495
Electronic Components & Accessories	3.1%	1,346
Oil & Gas Extraction	3.0%	1,301
Industrial Machinery & Equipment	2.9%	1,298
Food & Kindred Products	2.6%	1,138
Rubber & Misc. Plastic Products	2.5%	1,103
Radio & Television Broadcasting	2.5%	1,082
Engineering & Management Services	2.4%	1,074
Metal Mining	2.3%	1,034
Radio, Television & Computer Stores	1.6%	723
Business Credit Institutions	1.6%	718
Beer, Wine & Distilled Beverages	1.6%	706
Communications Equipment	1.5%	653
Tobacco Products	1.5%	642
Holding & Other Investment Offices	1.3%	552
Electronic & Other Electric Equipment	1.2%	537
Retail Trade	1.2%	523
Amusement & Recreation Services	1.1%	502
Railroads	1.1%	487
Air Transportation	1.0%	461
Hotels & Other Lodging Places	1.0%	459
Textile Mill Products	1.0%	452
Automotive	1.0%	438
Medical Instruments & Supplies	1.0%	427
Department Stores	0.9%	378
Shoe Stores	0.7%	295
Business Services	0.6%	275
Stone, Clay & Glass Products	0.6%	253
Security & Commodity Brokers	0.6%	249
Public Administration	0.5%	244
Food Stores	0.5%	229
Printing & Publishing	0.3%	115
Lumber & Other Building Materials	0.2%	67
Manufacturing Industries	0.1%	58
Wholesale Trade Durable Goods	0.1%	36
Investment Securities, at Value	98.1%	43,193
Security Lending Collateral	1.9%	840
Total Investment Securities	100.0%	$44,033

TA IDEX American Century Large Company Value

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (94.8%)
Aerospace (0.7%)
Northrop Grumman Corp.	32,800	$2,038
Apparel & Accessory Stores (0.5%)
Gap (The), Inc.	81,600	1,476
Apparel Products (1.2%)
Liz Claiborne, Inc. †	48,200	1,674
V.F. Corp.	30,700	1,703
Automotive (0.3%)
Lear Corp. †	34,500	875
Beverages (2.1%)
Coca-Cola Co. (The)	59,500	2,462
Molson Coors Brewing Co.-Class B	21,600	1,350
Pepsi Bottling Group, Inc.	74,500	2,161
Business Credit Institutions (3.2%)
Freddie Mac	133,100	9,032
Chemicals & Allied Products (2.0%)
Avon Products, Inc.	23,800	674
du Pont (E.I.) de Nemours & Co.	52,500	2,055
PPG Industries, Inc.	48,600	2,892
Commercial Banks (17.0%)
Bank of America Corp.	192,400	8,510
Bank of New York Co., Inc. (The)	76,200	2,424
Citigroup, Inc.	261,800	12,195
JP Morgan Chase & Co.	172,500	6,857
National City Corp.	36,500	1,248
PNC Financial Services Group, Inc.	33,800	2,192
US Bancorp	127,200	3,805
Wachovia Corp.	84,200	4,617
Wells Fargo & Co.	91,700	5,718
Communications Equipment (0.2%)
Avaya, Inc. ‡	57,800	610
Computer & Data Processing Services (3.5%)
Computer Sciences Corp. ‡	27,600	1,399
Fiserv, Inc. ‡	42,200	1,856
Microsoft Corp.	170,900	4,811
Oracle Corp. ‡	127,700	1,605
Computer & Office Equipment (3.1%)
Hewlett-Packard Co.	159,100	4,961
International Business Machines Corp.	44,100	3,585
Electric Services (1.2%)
PPL Corp. †	113,800	3,429

Electric, Gas & Sanitary Services (2.2%)
Exelon Corp.	78,500	$4,507
NiSource, Inc.	80,200	1,647
Electronic & Other Electric Equipment (1.1%)
General Electric Co.	93,300	3,056
Electronic Components & Accessories (1.7%)
Intel Corp.	89,600	1,906
Tyco International, Ltd.	102,900	2,681
Environmental Services (0.7%)
Waste Management, Inc.	64,800	2,046
Fabricated Metal Products (0.8%)
Parker Hannifin Corp.	28,100	2,129
Finance (1.4%)
SPDR Trust Series 1	30,600	3,905
Food & Kindred Products (3.5%)
Altria Group, Inc.	52,300	3,783
HJ Heinz Co.	58,200	1,975
Sara Lee Corp.	81,800	1,495
Unilever NV-NY Shares †	36,500	2,562
Food Stores (0.9%)
Kroger Co. † ‡	128,200	2,359
Health Services (0.5%)
HCA, Inc.	28,100	1,379
Industrial Machinery & Equipment (2.4%)
Deere & Co.	29,600	2,124
Dover Corp.	46,800	2,150
Ingersoll-Rand Co.-Class A	59,200	2,325
Instruments & Related Products (0.7%)
Xerox Corp. † ‡	133,800	1,915
Insurance (3.8%)
Allstate Corp. (The)	62,700	3,264
American International Group, Inc.	57,900	3,790
Loews Corp.	22,300	2,201
MGIC Investment Corp. †	21,600	1,426
Insurance Agents, Brokers & Service (1.7%)
Hartford Financial Services Group, Inc. (The)	38,700	3,182
Marsh & McLennan Cos., Inc.	48,100	1,462
Life Insurance (0.8%)
Torchmark Corp.	37,600	2,109
Lumber & Wood Products (1.3%)
Weyerhaeuser Co.	53,600	3,739
Motion Pictures (1.6%)
Time Warner, Inc.	257,900	4,521
Oil & Gas Extraction (3.4%)
Anadarko Petroleum Corp.	7,300	787
Devon Energy Corp.	10,900	744
Royal Dutch Shell PLC-Class A, ADR	118,500	8,071

Petroleum Refining (9.1%)
Chevron Corp.	104,800	$6,223
ConocoPhillips	100,100	6,476
Exxon Mobil Corp.	202,600	12,713
Pharmaceuticals (6.2%)
Abbott Laboratories	91,200	3,935
Johnson & Johnson	58,800	3,383
Merck & Co., Inc.	50,100	1,728
Pfizer, Inc.	186,800	4,797
Wyeth	75,500	3,492
Primary Metal Industries (1.4%)
Alcoa, Inc.	80,000	2,520
Nucor Corp.	16,400	1,381
Printing & Publishing (1.9%)
CBS Corp.-Class B ‡	26,800	700
Gannett Co., Inc.	48,500	2,997
RR Donnelley & Sons Co.	50,000	1,630
Radio & Television Broadcasting (0.4%)
Viacom, Inc.-Class B ‡	26,800	1,112
Railroads (0.2%)
Norfolk Southern Corp.	10,800	538
Restaurants (1.2%)
McDonald’s Corp.	96,800	3,389
Rubber & Misc. Plastic Products (0.6%)
Newell Rubbermaid, Inc.	73,100	1,728
Savings Institutions (1.3%)
Washington Mutual, Inc.	88,000	3,724
Security & Commodity Brokers (3.1%)
Merrill Lynch & Co., Inc.	57,800	4,339
Morgan Stanley	71,200	4,375
Telecommunications (4.6%)
AT&T, Inc.	174,000	4,515
BellSouth Corp.	106,400	3,061
Sprint Nextel Corp.	92,000	2,106
Verizon Communications, Inc.	99,100	3,138
Variety Stores (1.3%)
Dollar General Corp. †	85,600	1,447
Wal-Mart Stores, Inc.	44,300	2,043
Total Common Stocks (cost: $252,431)		$264,944

	Principal	Value
SECURITY LENDING COLLATERAL (5.2%)
Debt (5.0%)
Bank Notes (0.3%)
Bank of America
4.49%, due 03/20/2006	$138	$138
4.56%, due 06/07/2006 *	349	349
4.56%, due 08/10/2006 *	346	346
Certificates Of Deposit (0.1%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	69	69
Rabobank Nederland
4.48%, due 05/31/2006 *	346	346
Commercial Paper (0.8%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	207	207
Ciesco LLC
4.44%, due 03/01/2006	204	204
Compass Securitization-144A
4.35%, due 02/06/2006	343	343
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	67	67
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	83	83
4.40%, due 02/14/2006	138	138
4.44%, due 02/16/2006	138	138
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	136	136
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	346	346
4.49%, due 02/27/2006	138	138
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	137	137
4.41%, due 02/10/2006	138	138
Yorktown Capital LLC
4.45%, due 02/21/2006	104	104
Euro Dollar Overnight (1.0%)
Abbey National PLC
4.31%, due 02/02/2006	208	208
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	138	138
Fortis Bank
4.42%, due 02/07/2006	415	415
Royal Bank of Scotland
4.31%, due 02/01/2006	277	277
Societe Generale
4.48%, due 02/01/2006	208	208
Svenska Handlesbanken
4.47%, due 02/01/2006	666	666

Wachovia Bank NA
4.39%, due 02/01/2006	$346	$346
Wells Fargo
4.50%, due 02/07/2006	415	415
Euro Dollar Terms (1.3%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	138	138
Bank of Montreal
4.43%, due 02/21/2006	138	138
Bank of Nova Scotia
4.50%, due 03/27/2006	208	208
Barclays
4.47%, due 03/17/2006	138	138
4.54%, due 03/28/2006	415	415
Calyon
4.46%, due 03/02/2006	346	346
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	208	208
Deutsche Bank
4.45%, due 03/13/2006	208	208
Fortis Bank
4.47%, due 02/15/2006	138	138
4.50%, due 02/27/2006	152	152
Rabobank Nederland
4.51%, due 03/01/2006	277	277
Royal Bank of Canada
4.48%, due 03/21/2006	138	138
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	138	138
Societe Generale
4.46%, due 03/01/2006	277	277
The Bank of the West
4.50%, due 03/20/2006	138	138
UBS AG
4.43%, due 02/21/2006	138	138
Wells Fargo
4.43%, due 02/28/2006	346	346
Repurchase Agreements (1.5%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $677 on 02/01/2006	677	677
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $2,187 on 02/01/2006	2,186	2,186
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $105 on 02/01/2006	105	105
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $553 on 02/01/2006	553	553
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $651 on 02/01/2006	651	651

	Shares	Value
Investment Companies (0.2%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	345,861	$346
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	262,754	263
Total Security Lending Collateral (cost: $14,422)		$14,422
Total Investment Securities (cost: $266,853)		$279,366

NOTES TO SCHEDULE OF INVESTMENTS:

†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $13,823.
‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $4,256, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $1,664 or 0.6% of the total investments of the Fund.

ADR	American Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts

TA IDEX Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%) ø
Aggressive Equity (12.2%)
TA IDEX J.P. Morgan Mid Cap Value	860,812	$9,150
TA IDEX T. Rowe Price Health Sciences	1,404,135	18,577
TA IDEX T. Rowe Price Small Cap	272,909	2,347
TA IDEX Transamerica Growth Opportunities ‡	1,027,529	8,868
TA IDEX Transamerica Small/Mid Cap Value	1,033,013	18,336
Capital Preservation (0.3%)
TA IDEX Transamerica Money Market	1,532,126	1,532
Fixed-Income (41.9%)
TA IDEX PIMCO Real Return TIPS	4,156,169	42,518
TA IDEX PIMCO Total Return	2,953,512	30,214
TA IDEX Transamerica Convertible Securities	1,261,331	16,107
TA IDEX Transamerica Flexible Income	2,711,832	25,600
TA IDEX Transamerica High-Yield Bond	4,182,363	38,394
TA IDEX Transamerica Short-Term Bond	4,475,035	43,811
Foreign Fixed-Income (6.4%)
TA IDEX J.P. Morgan International Bond	960,843	9,906
TA IDEX Van Kampen Emerging Markets Debt	1,881,570	20,152
Growth Equity (25.7%)
TA IDEX American Century Large Company Value	1,371,977	15,201
TA IDEX Federated Market Opportunity	3,948,185	39,798
TA IDEX Great Companies-AmericaSM ‡	839,824	8,314
TA IDEX Janus Growth ‡	551,734	14,654
TA IDEX Marsico Growth ‡	58,138	649
TA IDEX Transamerica Equity	2,782,123	26,959
TA IDEX UBS Large Cap Value	1,303,326	14,949
Specialty-Real Estate (2.8%)
TA IDEX Clarion Global Real Estate Securities	803,316	13,327
World Equity (10.7%)
TA IDEX AllianceBernstein International Value	684,059	7,429
TA IDEX Evergreen International Small Cap	862,725	12,803
TA IDEX Marsico International Growth	628,159	8,298
TA IDEX Neuberger Berman International	1,404,226	15,503
TA IDEX Oppenheimer Developing Markets	341,108	3,779
TA IDEX Templeton Great Companies Global ‡	95,335	2,568
Total Investment Companies (cost: $434,567)		$469,743

NOTES TO SCHEDULE OF INVESTMENTS:

ø	The Fund invests its assets in Class I shares of the underlying TA IDEX Mutual Funds, which are affiliates of the Fund.
‡	Non-income producing.

TA IDEX Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%) ø
Aggressive Equity (25.7%)
TA IDEX J.P. Morgan Mid Cap Value	6,290,982	$66,873
TA IDEX T. Rowe Price Health Sciences	4,123,101	54,549
TA IDEX Transamerica Growth Opportunities ‡	7,298,224	62,984
TA IDEX Transamerica Small/Mid Cap Value	7,315,712	129,854
Growth Equity (47.1%)
TA IDEX American Century Large Company Value	5,495,709	60,892
TA IDEX Great Companies-TechnologySM	3,943,100	16,679
TA IDEX Jennison Growth	7,443,091	88,052
TA IDEX Mercury Large Cap Value	16,336,465	186,726
TA IDEX Transamerica Equity	17,565,343	170,208
TA IDEX Van Kampen Mid-Cap Growth ‡	1,492,848	15,585
TA IDEX Van Kampen Small Company Growth	2,963,250	37,367
Specialty-Real Estate (4.1%)
TA IDEX Clarion Global Real Estate Securities	2,996,311	49,709
World Equity (23.1%)
TA IDEX AllianceBernstein International Value	1,302,298	14,143
TA IDEX Evergreen International Small Cap	3,069,277	45,548
TA IDEX Marsico International Growth	3,260,147	43,066
TA IDEX Mercury Global Allocation	5,387,691	56,571
TA IDEX Neuberger Berman International	6,445,659	71,160
TA IDEX Oppenheimer Developing Markets	4,055,923	44,940
TA IDEX Templeton Great Companies Global ‡	220,718	5,946
Total Investment Companies (cost: $1,048,100)		$1,220,852

NOTES TO SCHEDULE OF INVESTMENTS:

ø	The Fund invests its assets in Class I shares of the underlying TA IDEX Mutual Funds, which are affiliates of the Fund.
‡	Non-income producing.

TA IDEX Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%) ø
Aggressive Equity (16.3%)
TA IDEX J.P. Morgan Mid Cap Value	3,223,573	$34,267
TA IDEX T. Rowe Price Health Sciences	4,453,030	58,914
TA IDEX T. Rowe Price Small Cap	262,916	2,261
TA IDEX Transamerica Growth Opportunities ‡	5,220,619	45,054
TA IDEX Transamerica Small/Mid Cap Value	5,309,004	94,235
Capital Preservation (0.0%)
TA IDEX Transamerica Money Market	168,823	169
Fixed-Income (32.5%)
TA IDEX PIMCO Real Return TIPS	8,617,429	88,156
TA IDEX PIMCO Total Return	8,929,165	91,345
TA IDEX Transamerica Convertible Securities	5,718,744	73,028
TA IDEX Transamerica Flexible Income	5,248,524	49,546
TA IDEX Transamerica High-Yield Bond	10,486,876	96,270
TA IDEX Transamerica Short-Term Bond	7,006,773	68,596
Foreign Fixed-Income (5.9%)
TA IDEX J.P. Morgan International Bond	3,013,716	31,071
TA IDEX Van Kampen Emerging Markets Debt	5,030,769	53,880
Growth Equity (27.8%)
TA IDEX American Century Large Company Value	4,649,734	51,519
TA IDEX Federated Market Opportunity	4,046,471	40,788
TA IDEX Great Companies-TechnologySM	3,057,294	12,932
TA IDEX Janus Growth ‡	985,461	26,174
TA IDEX Marsico Growth ‡	3,666,284	40,916
TA IDEX Salomon Investors Value	307,261	3,106
TA IDEX Transamerica Equity	10,552,820	102,257
TA IDEX UBS Large Cap Value	8,175,862	93,777
TA IDEX Van Kampen Mid-Cap Growth ‡	179,642	1,875
TA IDEX Van Kampen Small Company Growth	2,076,611	26,186
Specialty-Real Estate (4.0%)
TA IDEX Clarion Global Real Estate Securities	3,471,376	57,590
World Equity (13.5%)
TA IDEX AllianceBernstein International Value	2,974,170	32,300
TA IDEX Evergreen International Small Cap	1,868,088	27,722
TA IDEX Marsico International Growth	2,636,869	34,833
TA IDEX Neuberger Berman International	4,481,572	49,477
TA IDEX Oppenheimer Developing Markets	2,492,102	27,613
TA IDEX Templeton Great Companies Global ‡	851,446	22,938
Total Investment Companies (cost: $1,279,508)		$1,438,795

NOTES TO SCHEDULE OF INVESTMENTS:

ø	The Fund invests its assets in Class I shares of the underlying TA IDEX Mutual Funds, which are affiliates of the Fund.
‡	Non-income producing.

TA IDEX Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%) ø
Aggressive Equity (20.5%)
TA IDEX J.P. Morgan Mid Cap Value	10,728,913	$114,048
TA IDEX T. Rowe Price Health Sciences	6,527,953	86,365
TA IDEX Transamerica Growth Opportunities ‡	12,094,239	104,373
TA IDEX Transamerica Small/Mid Cap Value	9,278,580	164,695
Capital Preservation (0.0%)
TA IDEX Transamerica Money Market	623,201	623
Fixed-Income (17.0%)
TA IDEX PIMCO Real Return TIPS	8,156,857	83,445
TA IDEX PIMCO Total Return	6,104,932	62,453
TA IDEX Transamerica Convertible Securities	7,726,373	98,666
TA IDEX Transamerica Flexible Income	4,811,984	45,425
TA IDEX Transamerica High-Yield Bond	10,782,122	98,980
Foreign Fixed-Income (2.1%)
TA IDEX J.P. Morgan International Bond	1,260,290	12,994
TA IDEX Van Kampen Emerging Markets Debt	3,245,798	34,763
Growth Equity (38.0%)
TA IDEX American Century Large Company Value	9,787,512	108,446
TA IDEX Great Companies-TechnologySM	7,663,388	32,416
TA IDEX Janus Growth ‡	4,372,791	116,141
TA IDEX Marsico Growth ‡	5,337,402	59,565
TA IDEX Mercury Large Cap Value	19,286,101	220,440
TA IDEX Salomon Investors Value	5,662,285	57,246
TA IDEX Transamerica Equity	19,713,411	191,023
TA IDEX Van Kampen Mid-Cap Growth ‡	1,748,933	18,259
TA IDEX Van Kampen Small Company Growth	5,275,704	66,527
Specialty-Real Estate (3.7%)
TA IDEX Clarion Global Real Estate Securities	5,151,784	85,468
World Equity (18.7%)
TA IDEX AllianceBernstein International Value	3,777,196	41,020
TA IDEX Evergreen International Small Cap	5,044,290	74,857
TA IDEX Marsico International Growth	5,953,985	78,652
TA IDEX Mercury Global Allocation	7,632,731	80,144
TA IDEX Neuberger Berman International	7,379,656	81,471
TA IDEX Oppenheimer Developing Markets	5,924,279	65,641
TA IDEX Templeton Great Companies Global ‡	287,143	7,736
Total Investment Companies (cost: $2,004,732)		$2,291,882

NOTES TO SCHEDULE OF INVESTMENTS:

ø	The Fund invests its assets in Class I shares of the underlying TA IDEX Mutual Funds, which are affiliates of the Fund.
‡	Non-income producing.

TA IDEX Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (92.8%)
Apartments (9.0%)
Archstone-Smith Trust	94,600	$4,433
AvalonBay Communities, Inc. †	42,100	4,188
BRE Properties-Class A	33,100	1,652
Camden Property Trust	40,260	2,621
Equity Residential	80,000	3,393
Hysan Development Co., Ltd.	702,165	1,786
Post Properties, Inc.	57,400	2,336
United Dominion Realty Trust, Inc.	41,300	1,049
Diversified (12.8%)
British Land Co. PLC	173,000	3,533
Cheung Kong Holdings, Ltd. (a)	361,700	3,895
DB RREEF Trust	2,002,554	2,075
Hang Lung Development Co.	1,004,648	2,259
Klepierre	11,280	1,115
Macquarie Goodman Group	315,584	1,157
Mitsui Fudosan Co., Ltd.	397,400	8,380
Rodamco Europe NV	29,040	2,507
Summit Real Estate Investment Trust	50,400	1,141
Unibail (a)	15,620	2,302
Wharf Holdings, Ltd.	604,042	2,338
Engineering & Management Services (10.4%)
Beni Stabili SpA (a)	789,460	868
Capitaland, Ltd.	1,023,100	2,502
Castellum AB	53,100	2,056
City Developments, Ltd.	200,200	1,059
Deutsche Wohnen AG	6,407	1,781
Great Eagle Holdings, Ltd.	630,997	1,842
Hammerson PLC	118,600	2,200
IVG Immobilien AG	51,012	1,473
Mirvac Group	668,264	2,052
Nexity	20,301	1,172
Sponda OYJ	112,200	1,165
Sumitomo Realty & Development Co., Ltd.	302,600	6,872
Health Care (1.4%)
Omega Healthcare Investors, Inc.	118,600	1,555
Ventas, Inc.	59,100	1,808
Hotels (3.9%)
GPT Group (a)	1,080,584	3,309
Host Marriott Corp. †	57,600	1,149
Starwood Hotels & Resorts Worldwide, Inc.	34,700	2,110
Strategic Hotel Capital, Inc.	75,300	1,611
Sunstone Hotel Investors, Inc.	39,900	1,177

Industrial Property (4.8%)
AMB Property Corp.	77,600	$4,051
Liberty Property Trust	48,649	2,202
Prologis	101,700	5,209
Office Property (14.7%)
BioMed Realty Trust, Inc.	43,200	1,159
Boston Properties, Inc.	53,100	4,156
Corporate Office Properties Trust	29,600	1,199
Equity Office Properties Trust †	56,300	1,792
Highwood Properties, Inc.	51,300	1,618
Inmobiliaria Colonial	29,800	1,841
Kilroy Realty Corp.	16,500	1,115
Maguire Properties, Inc.	58,500	1,977
Mapeley, Ltd.	17,155	909
Nippon Building Fund, Inc. (a)	188	1,669
Reckson Associates Realty Corp.	74,800	2,987
SL Green Realty Corp.	38,700	3,252
Slough Estates PLC	204,180	2,146
Societe de la Tour Eiffel	14,800	1,473
Trizec Properties, Inc.	168,400	3,922
Vornado Realty Trust †	45,300	4,002
Operating / Development (1.3%)
Brookfield Properties Co.	9,400	284
Hongkong Land Holdings, Ltd.	527,000	1,739
Kerry Properties, Ltd.	368,000	1,193
Regional Mall (11.8%)
Aeon Mall Co., Ltd.	21,700	1,054
Derwent Valley Holdings PLC	80,529	2,281
General Growth Properties, Inc.	85,960	4,436
Land Securities Group PLC	262,460	7,859
Macerich Co. (The)	50,600	3,672
New World Development, Ltd.	607,807	889
Simon Property Group, Inc. †	84,300	6,983
Taubman Centers, Inc.	28,700	1,078
Residential Building Construction (8.4%)
Agile Property Holdings, Ltd. ‡	4,294,000	2,546
Leopalace21 Corp.	30,800	1,123
Mitsubishi Estate Co., Ltd.	463,700	10,788
Sun Hung Kai Properties, Ltd.	431,545	4,485
Unite Group PLC	160,342	1,106
Shopping Center (12.1%)
Capital & Regional PLC	139,712	2,336
Centro Properties Group	433,983	2,025
Developers Diversified Realty Corp.	44,300	2,182
Federal Realty Investment Trust	27,600	1,844
Liberty International PLC	56,540	1,061
Link (The) (a) ‡	559,600	1,082
Macquarie CountryWide Trust	1,395,870	2,069
New Plan Excel Realty Trust	63,500	1,565
Pan Pacific Retail Properties, Inc.	41,300	2,858
Regency Centers Corp.	36,400	2,346

RioCan Real Estate Investment Trust	111,600	$2,229
Westfield Group (a)	561,604	7,521
Storage (2.2%)
Extra Space Storage, Inc. (b)	35,000	537
Public Storage, Inc. †	42,400	3,077
Shurgard Storage Centers, Inc.-Class A	11,000	663
U-Store-It Trust	45,300	969
Total Common Stocks (cost: $191,397)		222,480

	Principal	Value
SECURITY LENDING COLLATERAL (7.2%)
Debt (6.9%)
Bank Notes (0.4%)
Bank of America
4.49%, due 03/20/2006	$165	$165
4.56%, due 06/07/2006 *	414	414
4.56%, due 08/10/2006 *	411	411
Certificates Of Deposit (0.2%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	82	82
Rabobank Nederland
4.48%, due 05/31/2006 *	411	411
Commercial Paper (1.1%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	247	247
Ciesco LLC
4.44%, due 03/01/2006	242	242
Compass Securitization-144A
4.35%, due 02/06/2006	408	408
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	79	79
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	99	99
4.40%, due 02/14/2006	165	165
4.44%, due 02/16/2006	165	165
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	162	162
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	411	411
4.49%, due 02/27/2006	165	165
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	163	163
4.41%, due 02/10/2006	165	165
Yorktown Capital LLC
4.45%, due 02/21/2006	123	123
Euro Dollar Overnight (1.3%)
Abbey National PLC
4.31%, due 02/02/2006	247	247
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	165	165

Fortis Bank
4.42%, due 02/07/2006	$493	$493
Royal Bank of Scotland
4.31%, due 02/01/2006	329	329
Societe Generale
4.48%, due 02/01/2006	247	247
Svenska Handlesbanken
4.47%, due 02/01/2006	792	792
Wachovia Bank NA
4.39%, due 02/01/2006	411	411
Wells Fargo
4.50%, due 02/07/2006	493	493
Euro Dollar Terms (1.8%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	165	165
Bank of Montreal
4.43%, due 02/21/2006	165	165
Bank of Nova Scotia
4.50%, due 03/27/2006	247	247
Barclays
4.47%, due 03/17/2006	165	165
4.54%, due 03/28/2006	493	493
Calyon
4.46%, due 03/02/2006	411	411
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	247	247
Deutsche Bank
4.45%, due 03/13/2006	247	247
Fortis Bank
4.47%, due 02/15/2006	164	164
4.50%, due 02/27/2006	181	181
Rabobank Nederland
4.51%, due 03/01/2006	329	329
Royal Bank of Canada
4.48%, due 03/21/2006	164	164
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	164	164
Societe Generale
4.46%, due 03/01/2006	329	329
The Bank of the West
4.50%, due 03/20/2006	164	164
UBS AG
4.43%, due 02/21/2006	164	164
Wells Fargo
4.43%, due 02/28/2006	411	411
Repurchase Agreements (2.1%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $805 on 02/01/2006	805	805
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $2,600 on 02/01/2006	2,600	2,600

Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $125 on 02/01/2006	$125	$125
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $658 on 02/01/2006	658	658
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $774 on 02/01/2006	774	774

	Shares	Value
Investment Companies (0.3%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	411,245	$411
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	312,427	312
Total Security Lending Collateral (cost: $17,149)		17,149
Total Investment Securities (cost: $208,546)		$239,629

NOTES TO SCHEDULE OF INVESTMENTS:

†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $16,714.
(a)	Passive Foreign Investment Company.
(b)	Restricted security. At January 31, 2006, the Fund owned the following security (representing 0.2% of investments) which was restricted as to public resale.

Description	Date of Acquisition	Shares	Cost	Value
Extra Space Storage, Inc.	06/20/2005-10/12/2005	35,000	$480	$537

‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $5,060, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated  $1,982 or 0.8% of the total investments of the Fund.

	Percentage of
	Total Investment	Value
INVESTMENTS BY COUNTRY:
Australia	8.4%	$20,208
Bermuda	2.0%	4,774
Canada	1.5%	3,654
Finland	0.5%	1,165
France	2.5%	6,062

Germany	1.4%	$3,254
Hong Kong	8.0%	19,280
Italy	0.3%	868
Japan	12.5%	29,886
Netherlands	1.0%	2,507
Singapore	1.5%	3,562
Spain	0.8%	1,841
Sweden	0.9%	2,056
United Kingdom	9.8%	23,430
United States	41.7%	99,933
Investment Securities, at Value	92.8%	222,480
Security Lending Collateral	7.2%	17,149
Total Investment Securities	100.0%	$239,629

TA IDEX Evergreen International Small Cap

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (89.3%)
Australia (0.2%)
QBE Insurance Group, Ltd.	71,387	$1,045
Belgium (1.7%)
Mobistar SA	8,886	668
Option NV ‡ †	48,939	4,361
Umicore	17,964	2,362
Bermuda (0.2%)
China Gas Holdings, Ltd. ‡	4,380,000	858
Brazil (1.7%)
Empresa Brasileira de Aeronautica SA, ADR †	87,174	3,544
Tim Participacoes SA, ADR †	102,932	3,834
Canada (0.6%)
Gabriel Resources, Ltd. ‡	62,160	152
Gabriel Resources, Ltd. Warrants ‡	23,380	24
Sierra Wireless ‡	125,500	1,624
Transat AT, Inc.-Class A ‡	41,729	723
Finland (0.1%)
Amer Group	28,100	541
France (6.6%)
Air France-KLM	188,034	4,273
Altran Technologies SA ‡ †	235,115	3,185
Bull SA ‡	604,208	7,034
Eurofins Scientific ‡	88,584	5,452
Flo Groupe ‡	133,212	1,124
Neopost SA	74,875	7,522
Germany (8.3%)
Adidas-Salomon AG	53,484	11,174
Continental AG	65,447	6,364
Deutz AG ‡ †	392,580	1,978
IWKA AG	72,752	1,913
Leoni AG	60,691	2,034
Man AG	33,442	1,920
Puma AG Rudolf Dassler Sport	5,947	1,879
Q-Cells AG ‡ †	31,854	3,272
SGL Carbon AG ‡ †	293,763	5,367
Ireland (2.5%)
Anglo Irish Bank Corp. PLC	399,649	6,302
C&C Group PLC	408,107	2,774
Eircom Group PLC	768,831	1,717

Italy (1.9%)
Davide Campari-Milano SpA	464,107	$3,690
Geox SpA ‡ †	381,744	4,312
Gruppo Coin SpA ‡	76,420	289
Japan (24.6%)
Advan Co., Ltd. †	239,600	4,378
Arrk Corp.	67,300	5,504
Bank of Yokohama, Ltd. (The)	441,000	3,577
Diamond Lease Co., Ltd.	91,800	4,475
Eizo Nanao Corp.	38,900	1,687
Hino Motors, Ltd.	466,000	3,135
Isetan Co., Ltd.	230,300	5,043
Ishikawajima-Harima Heavy Industries Co., Ltd. ‡	2,224,000	7,291
Ito En, Ltd.	41,500	2,845
Jupiter Telecommunications Co. ‡	2,374	1,761
Kawasaki Heavy Industries, Ltd.	489,000	1,845
KK DaVinci Advisors ‡	361	2,583
Mitsubishi Gas Chemical Co., Inc.	84,000	965
NextCom KK	2,142	2,231
NGK Insulators, Ltd.	123,000	1,947
Nidec Corp.	52,000	4,773
Nipponkoa Insurance Co., Ltd.	690,000	5,850
Okumura Corp.	283,000	1,689
Ryohin Keikaku Co., Ltd.	62,300	4,899
Seijo Corp.	45,500	1,402
Sumitomo Bakelite Co., Ltd.	188,000	1,705
Takano Co., Ltd.	74,100	1,686
Takefuji Corp. (a)	29,580	1,783
THK Co., Ltd.	126,200	3,997
Toho Co., Ltd.	102,600	2,124
Tokuyama Corp.	709,000	13,468
Trend Micro, Inc. ‡	78,000	2,604
United Arrows, Ltd.	82,900	4,891
Yamada Denki Co., Ltd.	50,600	6,532
Netherlands (16.0%)
Ballast Nedam ‡	34,560	1,437
Boskalis Westminster	150,904	10,268
Brunel International	84,355	1,966
Buhrmann NV †	468,707	7,317
Fugro NV	53,549	2,015
Getronics NV †	64,625	836
Grolsch NV	29,903	853
Hagemeyer NV ‡ †	914,181	3,252
IHC Caland NV	30,346	3,074
Koninklijke BAM NBM NV	75,596	6,773
Randstad Holdings NV	156,907	7,943
Samas Groep ‡	4,892	50
USG People NV †	355,326	18,148
Vedior NV	187,754	3,027
Wegener NV	143,298	2,204

Norway (0.2%)
Aker Yards AS	18,060	$887
Spain (2.5%)
Cia de Distribucion Integral Logista SA	22,001	1,189
Cintra Concesiones de Infraestructuras de Transporte SA ‡	163,889	2,135
Miquel y Costas	35,885	1,226
NH Hoteles SA	115,949	1,844
Promotora de Informaciones SA	106,673	1,961
Sociedad General de Aguas de Barcelona ‡	931	22
Sociedad General de Aguas de Barcelona SA-Class B	93,157	2,286
Switzerland (1.7%)
Lindt & Spruengli AG	2,092	3,944
Logitech International SA ‡	81,178	3,443
United Kingdom (20.5%)
Aberdeen Asset Management PLC	447,171	1,307
Ashtead Group PLC ‡	4,118,023	14,197
AWG PLC	326,689	6,502
BAE Systems PLC	725,282	5,375
Body Shop International PLC	720,141	2,841
Business Post Group PLC	192,786	1,227
Carphone Warehouse Group PLC	418,010	1,857
Charter PLC ‡	846,231	9,309
Daily Mail and General Trust NV-Class A	41,278	566
Danka Business Systems PLC ‡	398,568	147
Danka Business Systems PLC, ADR ‡	945,012	1,474
Electronics Boutique PLC	4,096,071	6,096
Enterprise Inns PLC	183,837	3,019
Hilton Group PLC	171,692	1,111
Homestyle Group PLC ‡	518,039	1,293
ICAP PLC	300,873	2,357
ITV PLC	1,967,199	3,784
Laura Ashley Holdings PLC ‡	2,093,709	465
Man Group PLC	30,086	1,093
Photo-Me International PLC	5,697,465	9,771
Premier Oil PLC ‡	177,094	2,895
Regent Inns PLC ‡	900,025	1,651
Rentokil Initial PLC	322,406	927
Schroders PLC	66,087	1,290
Tullow Oil PLC	510,402	2,844
Umbro ‡	1,190,452	3,533
United Utilities PLC	178,826	2,151
Total Common Stocks (cost: $296,384)		387,163

	Principal
	Amount	Value
SECURITY LENDING COLLATERAL (10.7%)
Debt (10.3%)
Bank Notes (0.6%)
Bank of America
4.49%, due 03/20/2006	$446	$446
4.56%, due 06/07/2006 *	1,123	1,123
4.56%, due 08/10/2006 *	1,114	1,114
Certificates of Deposit (0.3%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	223	223
Rabobank Nederland
4.48%, due 05/31/2006 *	1,115	1,115
Commercial Paper (1.6%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	669	669
Ciesco LLC
4.44%, due 03/01/2006	656	656
Compass Securitization-144A
4.35%, due 02/06/2006	1,106	1,106
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	215	215
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	267	267
4.40%, due 02/14/2006	446	446
4.44%, due 02/16/2006	446	446
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	438	438
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	1,115	1,115
4.49%, due 02/27/2006	446	446
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	441	441
4.41%, due 02/10/2006	446	446
Yorktown Capital LLC
4.45%, due 02/21/2006	334	334
Euro Dollar Overnight (2.0%)
Abbey National PLC
4.31%, due 02/02/2006	669	669
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	446	446
Fortis Bank
4.42%, due 02/07/2006	1,337	1,337
Royal Bank of Scotland
4.31%, due 02/01/2006	892	892
Societe Generale
4.48%, due 02/01/2006	669	669
Svenska Handlesbanken
4.47%, due 02/01/2006	2,145	2,145

Wachovia Bank NA
4.39%, due 02/01/2006	$1,115	$1,115
Wells Fargo
4.50%, due 02/07/2006	1,337	1,337
Euro Dollar Terms (2.7%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	446	446
Bank of Montreal
4.43%, due 02/21/2006	446	446
Bank of Nova Scotia
4.50%, due 03/27/2006	669	669
Barclays
4.47%, due 03/17/2006	446	446
4.54%, due 03/28/2006	1,337	1,337
Calyon
4.46%, due 03/02/2006	1,115	1,115
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	669	669
Deutsche Bank
4.45%, due 03/13/2006	669	669
Fortis Bank
4.47%, due 02/15/2006	446	446
4.50%, due 02/27/2006	490	490
Rabobank Nederland
4.51%, due 03/01/2006	892	892
Royal Bank of Canada
4.48%, due 03/21/2006	446	446
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	446	446
Societe Generale
4.46%, due 03/01/2006	892	892
The Bank of the West
4.50%, due 03/20/2006	446	446
UBS AG
4.43%, due 02/21/2006	446	446
Wells Fargo
4.43%, due 02/28/2006	1,115	1,115
Repurchase Agreements (3.1%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $2,182 on 02/01/2006	2,181	2,181
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $7,047 on 02/01/2006	7,046	7,046
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $338 on 02/01/2006	338	338
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $1,784 on 02/01/2006	1,783	1,783
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $2,098 on 02/01/2006	2,098	2,098

	Shares	Value
Investment Companies (0.4%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	1,114,647	$1,115
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	846,810	847
Total Security Lending Collateral (cost: $46,480)		46,480
Total Investment Securities (cost: $342,864)		$433,643

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $44,079.
(a)	Passive Foreign Investment Company.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $13,716, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $5,366 or 1.2% of the total investments of the Fund.

ADR	American Depositary Receipt

	Percentage of
	Total Investment	Value
INVESTMENTS BY INDUSTRY:
Business Services	16.2%	$70,158
Chemicals & Allied Products	5.6%	24,346
Engineering & Management Services	5.4%	23,352
Rubber & Misc. Plastic Products	4.5%	19,417
Computer & Office Equipment	4.2%	18,429
Industrial Machinery & Equipment	3.4%	14,581
Radio, Television & Computer Stores	2.9%	12,628
Wholesale Trade Durable Goods	2.7%	11,916
Electric, Gas & Sanitary Services	2.5%	10,962
Computer & Data Processing Services	2.4%	10,475
Commercial Banks	2.3%	9,879
Instruments & Related Products	2.3%	9,771
Aerospace	2.1%	8,918
Telecommunications	1.9%	8,077
Oil & Gas Extraction	1.8%	7,754
Beer, Wine & Distilled Beverages	1.7%	7,318
Insurance	1.6%	6,894
Communications Equipment	1.5%	6,592

Personal Credit Institutions	1.4%	$6,258
Restaurants	1.3%	5,794
Electronic Components & Accessories	1.3%	5,668
Health Services	1.3%	5,452
Shoe Stores	1.2%	5,356
Department Stores	1.2%	5,332
Air Transportation	1.1%	4,996
Misc. General Merchandise Stores	1.1%	4,899
Printing & Publishing	1.1%	4,730
Leather & Leather Products	1.0%	4,312
Manufacturing Industries	1.0%	4,073
Food & Kindred Products	0.9%	3,944
Radio & Television Broadcasting	0.9%	3,784
Security & Commodity Brokers	0.8%	3,646
Electric Services	0.8%	3,373
Holding & Other Investment Offices	0.8%	3,272
Automotive	0.7%	3,135
Water Transportation	0.7%	3,074
Beverages	0.7%	2,845
Management Services	0.6%	2,583
Metal Mining	0.6%	2,424
Public Administration	0.5%	2,135
Motion Pictures	0.5%	2,124
Hotels & Other Lodging Places	0.4%	1,844
Communication	0.4%	1,761
Furniture & Fixtures	0.4%	1,736
Drug Stores & Proprietary Stores	0.3%	1,402
Furniture & Home Furnishings Stores	0.3%	1,293
Transportation & Public Utilities	0.3%	1,227
Paper & Paper Products	0.3%	1,226
Amusement & Recreation Services	0.2%	1,111
Transportation Equipment	0.2%	887
Investment Securities, at value	89.3%	387,163
Security Lending Collateral	10.7%	46,480
Total Investment Securities	100.0%	$433,643

TA IDEX Federated Market Opportunity

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (100.0%)
Canada (14.0%)
EnCana Corp.	17,800	$887
Loblaw Cos., Ltd.	11,200	539
Petro-Canada	3,500	167
Japan (40.1%)
Astellas Pharma, Inc.	20,100	832
Daiichi Sanyko Co., Ltd. ‡	44,100	915
Fuji Photo Film Co., Ltd., ADR	12,000	416
NTT DoCoMo, Inc.	568	921
Ono Pharmaceutical Co., Ltd.	13,900	628
Taisho Pharmaceutical Co., Ltd.	21,000	406
Tanabe Seiyaku Co., Ltd.	40,000	429
Netherlands (8.4%)
Royal Dutch Shell PLC-Class A, ADR	13,900	947
United Kingdom (7.3%)
Boots Group PLC	73,499	831
United States (30.2%)
Albertson’s, Inc.	34,200	860
Chevron Corp.	13,500	802
Mills Corp. (The) REIT	19,700	817
Newmont Mining Corp.	15,300	945
Total Common Stocks (cost: $10,667)		11,342
Total Investment Securities (cost: $10,667)		$11,342

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

	Percentage of
	Total Investment	Value
INVESTMENTS BY INDUSTRY:
Pharmaceuticals	20.2%	$2,295
Oil & Gas Extraction	17.7%	2,001
Food Stores	12.3%	1,399
Metal Mining	8.3%	945
Telecommunications	8.1%	921
Holding & Other Investment Offices	8.1%	915
Drug Stores & Proprietary Stores	7.3%	831
Regional Mall	7.2%	817
Petroleum Refining	7.1%	802
Instruments & Related Products	3.7%	416
Investment Securities, at value	100.0%	11,342

TA IDEX Great Companies - AmericaSM

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.1%)
Aerospace (4.7%)
United Technologies Corp.	74,000	$4,319
Beverages (3.5%)
PepsiCo, Inc.	57,350	3,279
Chemicals & Allied Products (4.4%)
Clorox Co.	34,400	2,059
Procter & Gamble Co.	33,970	2,012
Commercial Banks (2.3%)
JP Morgan Chase & Co.	54,000	2,147
Communications Equipment (6.2%)
Corning, Inc. ‡	81,000	1,972
Motorola, Inc.	77,600	1,762
QUALCOMM, Inc.	42,000	2,014
Computer & Data Processing Services (8.9%)
Electronic Arts, Inc. ‡	50,000	2,729
F5 Networks, Inc. ‡	16,000	1,035
Microsoft Corp.	90,700	2,553
Yahoo!, Inc. ‡	56,000	1,923
Computer & Office Equipment (4.5%)
Apple Computer, Inc. ‡	55,700	4,206
Electronic & Other Electric Equipment (5.1%)
Emerson Electric Co.	25,000	1,936
General Electric Co.	84,600	2,771
Electronic Components & Accessories (2.6%)
Intel Corp.	111,000	2,361
Food & Kindred Products (1.8%)
Kellogg Co.	39,600	1,699
Insurance (2.0%)
AFLAC, Inc.	39,000	1,831
Leather & Leather Products (4.2%)
Coach, Inc. ‡	109,000	3,919
Life Insurance (3.3%)
Prudential Financial, Inc.	40,600	3,059
Medical Instruments & Supplies (5.1%)
Bard, (C.R.) Inc.	15,000	951
Medtronic, Inc.	33,400	1,886
St. Jude Medical, Inc. ‡	39,000	1,916
Mining (1.7%)
Vulcan Materials Co.	22,000	1,581

Motor Vehicles, Parts & Supplies (1.1%)
BorgWarner, Inc.	18,000	$992
Oil & Gas Extraction (8.6%)
BJ Services Co.	46,760	1,893
Chesapeake Energy Corp.	28,000	981
Nabors Industries, Ltd. ‡	18,000	1,463
Weatherford International, Ltd. ‡	44,000	1,970
XTO Energy, Inc.	34,410	1,689
Petroleum Refining (1.8%)
Marathon Oil Corp.	22,000	1,691
Pharmaceuticals (11.3%)
Alkermes, Inc. ‡ †	33,460	815
Amgen, Inc. ‡	12,000	875
Genzyme Corp. ‡	25,810	1,831
Gilead Sciences, Inc. ‡	17,000	1,035
Johnson & Johnson	30,800	1,772
Pfizer, Inc.	86,000	2,209
Wyeth	42,620	1,971
Printing & Publishing (0.8%)
CBS Corp.-Class B ‡	29,000	758
Radio & Television Broadcasting (1.3%)
Viacom, Inc.-Class B ‡	29,000	1,203
Security & Commodity Brokers (11.8%)
American Express Co.	51,000	2,675
Goldman Sachs Group, Inc. (The)	22,500	3,178
Morgan Stanley	37,000	2,274
T. Rowe Price Group, Inc.	37,000	2,828
Telecommunications (2.1%)
Sprint Nextel Corp.	42,000	961
Verizon Communications, Inc.	31,000	982
Total Common Stocks (cost: $84,750)		91,966

	Principal	Value
SECURITY LENDING COLLATERAL (0.9%)
Debt (0.9%)
Bank Notes (0.1%)
Bank of America
4.49%, due 03/20/2006	$8	$8
4.56%, due 06/07/2006 *	20	20
4.56%, due 08/10/2006 *	20	20
Certificates Of Deposit (0.0%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	4	4
Rabobank Nederland
4.48%, due 05/31/2006 *	20	20

Commercial Paper (0.1%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	$12	$12
Ciesco LLC
4.44%, due 03/01/2006	12	12
Compass Securitization-144A
4.35%, due 02/06/2006	20	20
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	4	4
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	5	5
4.40%, due 02/14/2006	8	8
4.44%, due 02/16/2006	8	8
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	8	8
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	20	20
4.49%, due 02/27/2006	8	8
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	8	8
4.41%, due 02/10/2006	8	8
Yorktown Capital LLC
4.45%, due 02/21/2006	6	6
Euro Dollar Overnight (0.2%)
Abbey National PLC
4.31%, due 02/02/2006	12	12
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	8	8
Fortis Bank
4.42%, due 02/07/2006	24	24
Royal Bank of Scotland
4.31%, due 02/01/2006	16	16
Societe Generale
4.48%, due 02/01/2006	12	12
Svenska Handlesbanken
4.47%, due 02/01/2006	39	39
Wachovia Bank NA
4.39%, due 02/01/2006	20	20
Wells Fargo
4.50%, due 02/07/2006	24	24
Euro Dollar Terms (0.2%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	8	8
Bank of Montreal
4.43%, due 02/21/2006	8	8
Bank of Nova Scotia
4.50%, due 03/27/2006	12	12
Barclays
4.47%, due 03/17/2006	8	8
4.54%, due 03/28/2006	24	24
Calyon
4.46%, due 03/02/2006	20	20

Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	$12	$12
Deutsche Bank
4.45%, due 03/13/2006	12	12
Fortis Bank
4.47%, due 02/15/2006	8	8
4.50%, due 02/27/2006	9	9
Rabobank Nederland
4.51%, due 03/01/2006	16	16
Royal Bank of Canada
4.48%, due 03/21/2006	8	8
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	8	8
Societe Generale
4.46%, due 03/01/2006	16	16
The Bank of the West
4.50%, due 03/20/2006	8	8
UBS AG
4.43%, due 02/21/2006	8	8
Wells Fargo
4.43%, due 02/28/2006	20	20
Repurchase Agreements (0.3%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $39 on 02/01/2006	39	39
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $127 on 02/01/2006	127	127
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $6 on 02/01/2006	6	6
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $32 on 02/01/2006	32	32
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $38 on 02/01/2006	38	38

	Shares	Value
Investment Companies (0.0%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	20,060	$20
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	15,240	15
Total Security Lending Collateral (cost: $836)		836
Total Investment Securities (cost: $85,586)		$92,802

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $810.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $247, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated  $97 or 0.1% of the total investments of the Fund.

TA IDEX Great Companies - TechnologySM

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (89.9%)
Business Services (1.0%)
Akamai Technologies, Inc. ‡ †	36,000	$786
Communications Equipment (12.3%)
Corning, Inc. ‡	157,000	3,823
Motorola, Inc.	64,700	1,469
Nokia Corp., ADR	128,000	2,353
QUALCOMM, Inc.	49,250	2,362
Computer & Data Processing Services (27.3%)
Activision, Inc. ‡	231,000	3,313
Adobe Systems, Inc.	46,000	1,827
Autodesk, Inc.	35,000	1,421
Electronic Arts, Inc. ‡	55,000	3,002
F5 Networks, Inc. ‡	25,000	1,617
Hyperion Solutions Corp. ‡	44,000	1,514
Juniper Networks, Inc. ‡ †	37,000	671
Microsoft Corp.	144,700	4,073
NAVTEQ Corp. ‡	35,500	1,594
Yahoo!, Inc. ‡	91,000	3,125
Computer & Office Equipment (11.9%)
Apple Computer, Inc. ‡	69,070	5,215
EMC Corp. ‡	132,600	1,777
Logitech International SA, ADR ‡ †	62,808	2,669
Electronic & Other Electric Equipment (4.7%)
Samsung Electronics Co., Ltd., GDR-144A †	10,000	3,830
Electronic Components & Accessories (15.3%)
Advanced Micro Devices, Inc. ‡	24,000	1,005
Analog Devices, Inc.	68,200	2,712
Broadcom Corp.-Class A ‡	32,000	2,182
Intel Corp.	73,524	1,564
JDS Uniphase Corp. ‡	304,000	952
Linear Technology Corp.	52,400	1,950
Xilinx, Inc.	71,400	2,011
Entertainment (2.9%)
International Game Technology	66,900	2,394
Industrial Machinery & Equipment (3.1%)
Applied Materials, Inc.	131,300	2,501
Instruments & Related Products (2.9%)
FLIR Systems, Inc. ‡ †	25,000	592
Sirf Technology Holdings, Inc. ‡	52,000	1,752
Pharmaceuticals (7.9%)
Alkermes, Inc. ‡ †	20,700	504
Amgen, Inc. ‡ †	18,850	1,374

Biogen Idec, Inc. ‡	16,000	$716
Genzyme Corp. ‡	32,600	2,313
Vertex Pharmaceuticals, Inc. ‡ †	43,000	1,536
Research & Testing Services (0.6%)
Telik, Inc. ‡ †	23,500	451
Total Common Stocks (cost: $65,271)		72,950

	Principal	Value
SECURITY LENDING COLLATERAL (10.1%)
Debt (9.7%)
Bank Notes (0.6%)
Bank of America
4.49%, due 03/20/2006	$78	$78
4.56%, due 06/07/2006 *	198	198
4.56%, due 08/10/2006 *	197	197
Certificates Of Deposit (0.3%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	39	39
Rabobank Nederland
4.48%, due 05/31/2006 *	197	197
Commercial Paper (1.5%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	118	118
Ciesco LLC
4.44%, due 03/01/2006	116	116
Compass Securitization-144A
4.35%, due 02/06/2006	195	195
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	38	38
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	47	47
4.40%, due 02/14/2006	79	79
4.44%, due 02/16/2006	79	79
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	77	77
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	197	197
4.49%, due 02/27/2006	79	79
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	78	78
4.41%, due 02/10/2006	79	79
Yorktown Capital LLC
4.45%, due 02/21/2006	59	59
Euro Dollar Overnight (1.9%)
Abbey National PLC
4.31%, due 02/02/2006	118	118
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	79	79
Fortis Bank
4.42%, due 02/07/2006	236	236
Royal Bank of Scotland

4.31%, due 02/01/2006	$157	$157
Societe Generale
4.48%, due 02/01/2006	118	118
Svenska Handlesbanken
4.47%, due 02/01/2006	378	378
Wachovia Bank NA
4.39%, due 02/01/2006	197	197
Wells Fargo
4.50%, due 02/07/2006	236	236
Euro Dollar Terms (2.5%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	79	79
Bank of Montreal
4.43%, due 02/21/2006	79	79
Bank of Nova Scotia
4.50%, due 03/27/2006	118	118
Barclays
4.47%, due 03/17/2006	79	79
4.54%, due 03/28/2006	236	236
Calyon
4.46%, due 03/02/2006	197	197
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	118	118
Deutsche Bank
4.45%, due 03/13/2006	118	118
Fortis Bank
4.47%, due 02/15/2006	79	79
4.50%, due 02/27/2006	86	86
Rabobank Nederland
4.51%, due 03/01/2006	157	157
Royal Bank of Canada
4.48%, due 03/21/2006	79	79
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	79	79
Societe Generale
4.46%, due 03/01/2006	157	157
The Bank of the West
4.50%, due 03/20/2006	79	79
UBS AG
4.43%, due 02/21/2006	79	79
Wells Fargo
4.43%, due 02/28/2006	197	197
Repurchase Agreements (2.9%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $385 on 02/01/2006	385	385
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $1,244 on 02/01/2006	1,243	1,243
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $60 on 02/01/2006	59	59
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $315 on 02/01/2006	315	315
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $370 on 02/01/2006	370	370

	Shares	Value
Investment Companies (0.4%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	196,726	$197
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	149,455	149
Total Security Lending Collateral (cost: $8,203)		8,203
Total Investment Securities (cost: $73,474)		$81,153

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $7,943.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $2,421, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated  $4,778 or 5.9% of the total investments of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

TA IDEX J.P. Morgan International Bond

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (54.6%)
Australia (0.4%)
Commonwealth of Australia	AUD 750	$608
7.50%, due 09/15/2009
Austria (4.5%)
Republic of Austria	EUR 4,600	6,096
5.25%, due 01/04/2011
Belgium (4.0%)
Kingdom of Belgium
3.00%, due 03/28/2010	EUR 3,530	4,254
8.00%, due 03/28/2015	EUR 650	1,068
Denmark (1.4%)
Kingdom of Denmark	DKK 10,920	1,955
6.00%, due 11/15/2009
France (10.6%)
Caisse d’Amortissement de la Dette Sociale
3.75%, due 10/25/2020	EUR 2,520	3,049
French Republic
Zero Coupon, due 04/27/2006 d	EUR 80	97
5.50%, due 10/25/2010	EUR 1,590	2,121
3.50%, due 04/25/2015	EUR 3,690	4,486
5.00%, due 10/25/2016	EUR 1,530	2,101
4.75%, due 04/25/2035	EUR 1,650	2,351
Germany (6.0%)
Republic of Germany
Zero Coupon, due 02/15/2006	EUR 3,250	3,942
4.25%, due 07/04/2014	EUR 1,690	2,171
4.75%, due 07/04/2034	EUR 1,370	1,951
Ireland (4.1%)
Irish Government	EUR 4,200	5,585
4.50%, due 04/18/2020
Italy (4.2%)
Italian Republic
3.80%, due 03/27/2008	JPY 137,000	1,255
1.80%, due 02/23/2010	JPY 143,000	1,273
7.25%, due 11/01/2026	EUR 1,740	3,083
Japan (11.9%)
Development Bank of Japan
1.60%, due 06/20/2014	JPY 100,000	869
Japan Bank for International Cooperation
0.35%, due 03/19/2008	JPY 570,000	4,873

Japan Finance Corp. for Municipal Enterprises
1.55%, due 02/21/2012	JPY 546,000	$4,763
Japan Government
0.80%, due 09/20/2010	JPY 310,000	2,644
1.05%, due 06/20/2023	JPY 206,000	1,520
1.90%, due 06/20/2025	JPY 156,000	1,303
Netherlands (4.2%)
Kingdom of the Netherlands
3.00%, due 07/15/2007	EUR 2,700	3,285
7.50%, due 01/15/2023	EUR 1,100	1,975
4.00%, due 01/15/2037	EUR 300	381
United Kingdom (3.3%)
United Kingdom
4.50%, due 03/07/2007	GBP 850	1,513
5.00%, due 03/07/2012	GBP 550	1,018
4.75%, due 09/07/2015	GBP 1,000	1,860
Total Foreign Government Obligations (cost: $73,368)		73,450
CORPORATE DEBT SECURITIES (30.6%)
France (4.1%)
Dexia Municipal Agency, Series E
3.50%, due 09/21/2009	EUR 4,530	5,549
Germany (7.8%)
Bayerische Landesbank
1.40%, due 04/22/2013	JPY 328,000	2,818
Eurohypo AG
5.25%, due 09/21/2007	EUR 2,400	3,017
Kreditanstalt fuer Wiederaufbau
5.50%, due 12/07/2015	GBP 400	770
Kreditanstalt fuer Wiederaufbau, Series E
2.50%, due 11/17/2008	EUR 2,500	2,986
Landwirtschaftliche Rentenbank, Series E
1.38%, due 04/25/2013	JPY 101,000	866
Spain (8.2%)
Banco Bilbao Vizcaya Argentaria SA
4.25%, due 09/26/2007	EUR 3,500	4,333
Banco Santander Central Hispano SA
2.50%, due 01/28/2011	EUR 4,300	5,010
La Caja de Ahorros y Pensiones de Barcelona
3.25%, due 10/05/2015	EUR 1,500	1,756
Supra National (6.5%)
European Investment Bank
1.40%, due 06/20/2017	JPY 461,000	3,847
International Bank for Reconstruction & Development
2.00%, due 02/18/2008	JPY 553,000	4,874
United Kingdom (4.0%)
Network Rail Infra Finance
4.75%, due 11/29/2035	GBP 1,550	3,073
Network Rail MTN Finance PLC, Series E
4.88%, due 03/06/2009	GBP 1,300	2,334
Total Corporate Debt Securities (cost: $40,967)		41,233

SHORT-TERM OBLIGATIONS (14.8%)
France (1.3%)
LMA SA
Zero coupon, due 02/16/2006	EUR 1,500	$1,810
Germany (2.5%)
Allianz AG
Zero coupon, due 02/15/2006	EUR 1,200	1,449
BMW US Capital LLC
Zero coupon, due 02/21/2006	EUR 1,500	1,819
Netherlands (7.7%)
ABN AMRO Holding NV
4.49%, due 02/03/2006	2,000	2,000
ING Bank NV
4.50%, due 02/03/2006	6,000	6,000
Rabobank Nederland NV
4.51%, due 02/01/2006	2,300	2,300
United Kingdom (3.3%)
Barclays Bank PLC
4.51%, due 02/02/2006	1,500	1,500
Barclays International
Zero coupon, due 02/17/2006	EUR 1,000	1,205
Mane Funding Corp.
Zero coupon, due 02/16/2006	EUR 1,500	1,809
Total Short-Term Obligations (cost: $19,892)		19,892
Total Investment Securities (cost: $134,227)		$134,575

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	331	03/29/2006	$249	$1
Australian Dollar	(712)	03/29/2006	(532)	(6)
British Pound Sterling	3,261	03/29/2006	5,778	19
British Pound Sterling	(2,309)	03/29/2006	(4,093)	(10)
Canadian Dollar	1,206	03/29/2006	1,049	6
Canadian Dollar	(202)	03/29/2006	(173)	(5)
Danish Krone	(11,998)	03/29/2006	(1,948)	(10)
Euro Dollar	(825)	03/17/2006	(1,000)	(3)
Euro Dollar	11,580	03/29/2006	14,143	(40)
Euro Dollar	(27,089)	03/29/2006	(32,924)	(68)
Japanese Yen	3,111,969	03/29/2006	27,121	(367)
Japanese Yen	(1,431,667)	03/29/2006	(12,521)	212
New Zealand Dollar	258	03/29/2006	174	2
Swedish Krona	20,839	03/29/2006	2,727	19
			$(1,950)	$(250)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS

Currency Bought		Currency Sold		Settlement Date	Net Unrealized Appreciation (Depreciation)
Euro	176	Japanese Yen	(24,432)	3/29/2006	4
Swedish Krona	1,439	Euro	(155)	3/29/2006	1
Japanese Yen	13,101	British Pound Sterling	(65)	3/29/2006	(3)
					2

FUTURES CONTRACTS:

	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
Euro-BOBL	(72)	03/10/2006	$(9,809)	$74
Euro-BUND	9	03/31/2006	1,316	(11)
			$(8,493)	$63

NOTES TO SCHEDULE OF INVESTMENTS:

d

At January 31, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open future contracts. The value of all securities segregated at January 31, 2006, is $80.

DEFINITIONS:

AUD	Australian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Great British Pound
JPY	Japanese Yen

	Percentage of
	Total Investment	Value
INVESTMENTS BY INDUSTRY:
Sovereign Government	54.6%	$73,450
Commercial Banks	27.0%	36,359
Public Administration	3.6%	4,874
Investments, at value	85.2%	114,683
Short-term Investments	14.8%	19,892
Total Investments	100.0%	$134,575

TA IDEX Janus Growth

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (86.3%)
Amusement & Recreation Services (1.9%)
Harrah’s Entertainment, Inc. †	309,960	$22,813
Automotive (2.0%)
Harley-Davidson, Inc. †	462,760	24,772
Business Services (3.8%)
eBay, Inc. ‡	660,765	28,479
Lamar Advertising Co. ‡	365,765	16,796
Chemicals & Allied Products (3.3%)
Procter & Gamble Co.	348,125	20,619
Reckitt Benckiser PLC	599,447	19,665
Communication (0.7%)
XM Satellite Radio Holdings, Inc.-Class A † ‡	318,475	8,338
Communications Equipment (3.6%)
QUALCOMM, Inc.	345,655	16,578
Research In Motion, Ltd. † ‡	400,805	27,054
Computer & Data Processing Services (13.7%)
Activision, Inc. ‡	399,155	5,724
Amdocs, Ltd. † ‡	600,355	19,331
Ceridian Corp. ‡	581,915	14,362
Check Point Software Technologies, Ltd. ‡	507,615	10,985
Google, Inc.-Class A ‡	58,450	25,324
NAVTEQ Corp. ‡	449,070	20,168
Yahoo!, Inc. ‡	2,006,435	68,901
Construction (0.4%)
Pulte Homes, Inc. †	108,055	4,311
Electronic & Other Electric Equipment (3.4%)
General Electric Co.	908,695	29,760
Harman International Industries, Inc.	99,280	10,921
Electronic Components & Accessories (1.5%)
Maxim Integrated Products, Inc. †	455,505	18,694
Food Stores (1.1%)
Safeway, Inc.	572,305	13,415
Health Services (1.9%)
Coventry Health Care, Inc. ‡	391,765	23,337
Hotels & Other Lodging Places (1.8%)
Starwood Hotels & Resorts Worldwide, Inc.	358,530	21,802
Instruments & Related Products (1.9%)
Alcon, Inc. †	177,465	22,701

Insurance (4.2%)
UnitedHealth Group, Inc.	854,020	$50,746
Lumber & Other Building Materials (0.9%)
Lowe’s Cos., Inc.	168,975	10,738
Medical Instruments & Supplies (10.9%)
Medtronic, Inc.	1,181,590	66,724
Synthes, Inc.	270,078	32,266
Varian Medical Systems, Inc. † ‡	530,560	31,945
Oil & Gas Extraction (1.5%)
Apache Corp.	83,975	6,343
Schlumberger, Ltd. †	91,270	11,632
Personal Credit Institutions (1.2%)
SLM Corp.	258,935	14,490
Pharmaceuticals (15.4%)
Celgene Corp. † ‡	908,920	64,670
Dade Behring Holdings, Inc.	373,970	14,633
Genentech, Inc. ‡	188,370	16,185
Roche Holding AG-Genusschein	362,798	57,187
Teva Pharmaceutical Industries, Ltd., ADR †	764,060	32,572
Retail Trade (2.5%)
Staples, Inc.	1,249,432	29,624
Security & Commodity Brokers (1.6%)
Chicago Mercantile Exchange	44,570	18,864
Stone, Clay & Glass Products (0.9%)
Owens-IIlinois, Inc. ‡	522,055	11,480
Telecommunications (2.7%)
Nextel Partners, Inc.-Class A † ‡	1,144,285	32,029
Transportation & Public Utilities (1.5%)
Expedia, Inc. † ‡	708,932	18,446
Water Transportation (2.0%)
Carnival Corp.	332,215	17,196
Royal Caribbean Cruises, Ltd.	185,680	7,594
Total Common Stocks (cost: $756,822)		1,040,214

	Principal	Value
SECURITY LENDING COLLATERAL (13.7%)
Debt (13.1%)
Bank Notes (0.8%)
Bank of America
4.49%, due 03/20/2006	$1,581	$1,581
4.56%, due 06/07/2006 *	3,982	3,982
4.56%, due 08/10/2006 *	3,951	3,951
Certificates Of Deposit (0.4%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	790	790
Rabobank Nederland
4.48%, due 05/31/2006 *	3,951	3,951

Commercial Paper (2.1%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	$2,371	$2,371
Ciesco LLC
4.44%, due 03/01/2006	2,325	2,325
Compass Securitization-144A
4.35%, due 02/06/2006	3,922	3,922
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	762	762
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	948	948
4.40%, due 02/14/2006	1,580	1,580
4.44%, due 02/16/2006	1,580	1,580
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	1,554	1,554
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	3,951	3,951
4.49%, due 02/27/2006	1,580	1,580
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	1,565	1,565
4.41%, due 02/10/2006	1,580	1,580
Yorktown Capital LLC
4.45%, due 02/21/2006	1,185	1,185
Euro Dollar Overnight (2.5%)
Abbey National PLC
4.31%, due 02/02/2006	2,371	2,371
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	1,580	1,580
Fortis Bank
4.42%, due 02/07/2006	4,741	4,741
Royal Bank of Scotland
4.31%, due 02/01/2006	3,161	3,161
Societe Generale
4.48%, due 02/01/2006	2,371	2,371
Svenska Handlesbanken
4.47%, due 02/01/2006	7,604	7,604
Wachovia Bank NA
4.39%, due 02/01/2006	3,951	3,951
Wells Fargo
4.50%, due 02/07/2006	4,741	4,741
Euro Dollar Terms (3.4%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	1,580	1,580
Bank of Montreal
4.43%, due 02/21/2006	1,580	1,580
Bank of Nova Scotia
4.50%, due 03/27/2006	2,371	2,371
Barclays
4.47%, due 03/17/2006	1,580	1,580
4.54%, due 03/28/2006	4,741	4,741
Calyon
4.46%, due 03/02/2006	3,951	3,951

Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	$2,371	$2,371
Deutsche Bank
4.45%, due 03/13/2006	2,371	2,371
Fortis Bank
4.47%, due 02/15/2006	1,580	1,580
4.50%, due 02/27/2006	1,739	1,739
Rabobank Nederland
4.51%, due 03/01/2006	3,161	3,161
Royal Bank of Canada
4.48%, due 03/21/2006	1,580	1,580
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	1,580	1,580
Societe Generale
4.46%, due 03/01/2006	3,161	3,161
The Bank of the West
4.50%, due 03/20/2006	1,580	1,580
UBS AG
4.43%, due 02/21/2006	1,580	1,580
Wells Fargo
4.43%, due 02/28/2006	3,951	3,951
Repurchase Agreements (3.9%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $7,734 on 02/01/2006	7,733	7,733
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $24,978 on 02/01/2006	24,975	24,975
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $1,197 on 02/01/2006	1,197	1,197
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $6,322 on 02/01/2006	6,322	6,322
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $7,438 on 02/01/2006	7,437	7,437

	Shares	Value
Investment Companies (0.6%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	3,950,968	$3,951
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	3,001,595	3,002
Total Security Lending Collateral (cost: $164,752)		164,752
Total Investment Securities (cost: $921,574)		$1,204,966

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Swiss Franc	(46,300)	06/28/2006	$(37,183)	$524
			$(37,183)	$524

NOTES TO SCHEDULE OF INVESTMENTS:

†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $159,649.
‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $48,617, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated  $19,022 or 1.6% of the total investments of the Fund.

ADR	American Depositary Receipt

TA IDEX Jennison Growth

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (91.2%)
Amusement & Recreation Services (0.4%)
Disney (Walt) Co. (The)	27,200	$688
Apparel & Accessory Stores (1.6%)
Chico’s FAS, Inc. ‡	55,900	2,435
Urban Outfitters, Inc. ‡	4,100	112
Beverages (1.2%)
PepsiCo, Inc.	33,300	1,904
Business Services (3.8%)
eBay, Inc. ‡	114,000	4,913
Getty Images, Inc. ‡ †	14,300	1,168
Chemicals & Allied Products (2.8%)
Procter & Gamble Co.	76,520	4,532
Commercial Banks (3.3%)
Bank of America Corp.	18,700	827
JP Morgan Chase & Co.	46,200	1,836
UBS AG-Registered †	24,700	2,687
Communications Equipment (2.6%)
Nokia Corp., ADR	103,800	1,908
QUALCOMM, Inc.	45,300	2,173
Computer & Data Processing Services (14.3%)
Adobe Systems, Inc.	96,300	3,825
Electronic Arts, Inc. ‡	50,500	2,756
Google, Inc.-Class A ‡	13,600	5,892
Microsoft Corp.	108,300	3,049
NAVTEQ Corp. ‡	25,200	1,132
SAP AG, ADR	53,300	2,738
Yahoo!, Inc. ‡	99,700	3,424
Computer & Office Equipment (2.8%)
Apple Computer, Inc. ‡	28,500	2,152
Cisco Systems, Inc. ‡	117,500	2,182
EMC Corp. ‡	14,400	193
Department Stores (1.3%)
Federated Department Stores, Inc.	30,800	2,052
Electronic & Other Electric Equipment (2.8%)
General Electric Co.	137,400	4,500
Electronic Components & Accessories (8.8%)
Broadcom Corp.-Class A ‡	35,400	2,414
Intel Corp.	80,300	1,708
Marvell Technology Group, Ltd. ‡	59,500	4,071
Maxim Integrated Products, Inc.	81,300	3,336
Texas Instruments, Inc.	85,800	2,508

Food Stores (1.6%)
Whole Foods Market, Inc.	34,900	$2,578
Furniture & Home Furnishings Stores (0.8%)
Williams-Sonoma, Inc. ‡ †	31,000	1,233
Health Services (1.5%)
Caremark Rx, Inc. ‡	47,200	2,327
Hotels & Other Lodging Places (1.3%)
Marriott International, Inc.-Class A	30,200	2,012
Instruments & Related Products (2.6%)
Agilent Technologies, Inc. ‡	50,900	1,726
Alcon, Inc.	19,300	2,469
Insurance (5.7%)
American International Group, Inc.	54,400	3,561
Cigna Corp.	9,500	1,155
UnitedHealth Group, Inc.	42,400	2,519
WellPoint, Inc. ‡	24,200	1,859
Leather & Leather Products (1.4%)
Coach, Inc. ‡	62,700	2,254
Lumber & Other Building Materials (1.2%)
Lowe’s Cos., Inc.	30,400	1,932
Medical Instruments & Supplies (1.5%)
St. Jude Medical, Inc. ‡	47,600	2,339
Oil & Gas Extraction (4.7%)
Occidental Petroleum Corp.	19,300	1,886
Schlumberger, Ltd. †	43,600	5,557
Petroleum Refining (1.5%)
Suncor Energy, Inc.	30,000	2,404
Pharmaceuticals (11.1%)
Amgen, Inc. ‡ †	51,800	3,776
Genentech, Inc. ‡	30,400	2,612
Gilead Sciences, Inc. ‡	48,300	2,940
Novartis AG, ADR	56,500	3,116
Roche Holding AG, ADR †	38,938	3,070
Sanofi-Aventis, ADR †	46,600	2,144
Restaurants (0.5%)
Cheesecake Factory (The) ‡ †	20,600	759
Rubber & Misc. Plastic Products (1.4%)
NIKE, Inc.-Class B	27,400	2,218
Security & Commodity Brokers (7.1%)
American Express Co.	71,800	3,766
Charles Schwab Corp. (The)	187,200	2,769
Goldman Sachs Group, Inc. (The)	13,700	1,935
Merrill Lynch & Co., Inc.	39,200	2,943
Variety Stores (1.6%)
Target Corp.	46,600	2,551
Total Common Stocks (cost: $124,556)		145,525

	Principal	Value
SECURITY LENDING COLLATERAL (8.8%)
Debt (8.4%)
Bank Notes (0.5%)
Bank of America
4.49%, due 03/20/2006	$135	$135
4.56%, due 06/07/2006 *	340	340
4.56%, due 08/10/2006 *	337	337
Certificates Of Deposit (0.3%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	67	67
Rabobank Nederland
4.48%, due 05/31/2006 *	337	337
Commercial Paper (1.3%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	202	202
Ciesco LLC
4.44%, due 03/01/2006	198	198
Compass Securitization-144A
4.35%, due 02/06/2006	335	335
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	65	65
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	81	81
4.40%, due 02/14/2006	135	135
4.44%, due 02/16/2006	135	135
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	133	133
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	337	337
4.49%, due 02/27/2006	135	135
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	133	133
4.41%, due 02/10/2006	135	135
Yorktown Capital LLC
4.45%, due 02/21/2006	101	101
Euro Dollar Overnight (1.6%)
Abbey National PLC
4.31%, due 02/02/2006	202	202
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	135	135
Fortis Bank
4.42%, due 02/07/2006	404	404
Royal Bank of Scotland
4.31%, due 02/01/2006	270	270
Societe Generale
4.48%, due 02/01/2006	202	202
Svenska Handlesbanken
4.47%, due 02/01/2006	649	649
Wachovia Bank NA
4.39%, due 02/01/2006	337	337

Wells Fargo
4.50%, due 02/07/2006	$404	$404
Euro Dollar Terms (2.2%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	135	135
Bank of Montreal
4.43%, due 02/21/2006	135	135
Bank of Nova Scotia
4.50%, due 03/27/2006	202	202
Barclays
4.47%, due 03/17/2006	135	135
4.54%, due 03/28/2006	404	404
Calyon
4.46%, due 03/02/2006	337	337
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	202	202
Deutsche Bank
4.45%, due 03/13/2006	202	202
Fortis Bank
4.47%, due 02/15/2006	135	135
4.50%, due 02/27/2006	148	148
Rabobank Nederland
4.51%, due 03/01/2006	270	270
Royal Bank of Canada
4.48%, due 03/21/2006	135	135
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	135	135
Societe Generale
4.46%, due 03/01/2006	270	270
The Bank of the West
4.50%, due 03/20/2006	135	135
UBS AG
4.43%, due 02/21/2006	135	135
Wells Fargo
4.43%, due 02/28/2006	337	337
Repurchase Agreements (2.5%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $660 on 02/01/2006	660	660
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $2,131 on 02/01/2006	2,130	2,130
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $102 on 02/01/2006	102	102
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $539 on 02/01/2006	539	539
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $634 on 02/01/2006	634	634

	Shares	Value
Investment Companies (0.4%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	337,024	$337
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	256,041	256
Total Security Lending Collateral (cost: $14,054)		14,054
Total Investment Securities (cost: $138,610)		$159,579

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $13,693.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $4,147, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated  $1,624 or 1.0% of the total investments of the Fund.

ADR	American Depositary Receipt

TA IDEX Marsico Growth

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (91.4%)
Aerospace (4.1%)
General Dynamics Corp.	26,242	$3,053
Lockheed Martin Corp.	28,339	1,917
United Technologies Corp.	25,278	1,475
Air Transportation (3.5%)
FedEx Corp.	55,133	5,577
Amusement & Recreation Services (0.4%)
Station Casinos, Inc.	8,522	570
Automotive (1.5%)
Toyota Motor Corp., ADR	23,437	2,431
Beverages (0.4%)
PepsiCo, Inc.	9,870	564
Chemicals & Allied Products (2.9%)
Procter & Gamble Co.	76,729	4,545
Commercial Banks (3.2%)
UBS AG-Registered †	46,520	5,061
Communications Equipment (5.5%)
Motorola, Inc.	183,428	4,166
QUALCOMM, Inc.	93,182	4,469
Computer & Office Equipment (4.3%)
Apple Computer, Inc. ‡	90,955	6,868
Construction (1.6%)
KB Home	33,678	2,566
Drug Stores & Proprietary Stores (1.5%)
CVS Corp.	44,950	1,248
Walgreen Co.	26,219	1,135
Electronic Components & Accessories (0.3%)
Broadcom Corp.-Class A ‡	7,911	539
Health Services (0.7%)
Quest Diagnostics, Inc.	23,320	1,153
Hotels & Other Lodging Places (3.8%)
MGM Mirage, Inc. † ‡	91,643	3,396
Wynn Resorts, Ltd. † ‡	40,300	2,603
Industrial Machinery & Equipment (3.4%)
Caterpillar, Inc.	78,856	5,354
Insurance (7.1%)
Progressive Corp. (The)	13,233	1,390
UnitedHealth Group, Inc.	164,512	9,775
Leather & Leather Products (0.3%)
Coach, Inc. ‡	13,951	501

Lumber & Other Building Materials (5.6%)
Home Depot, Inc. (The)	56,489	$2,291
Lowe’s Cos., Inc.	102,500	6,514
Medical Instruments & Supplies (4.1%)
Medtronic, Inc.	58,293	3,292
Zimmer Holdings, Inc. ‡	45,750	3,154
Metal Mining (0.9%)
Cia Vale do Rio Doce, ADR	28,266	1,449
Mining (0.3%)
Peabody Energy Corp.	5,153	513
Mortgage Bankers & Brokers (0.5%)
Countrywide Financial Corp. †	23,209	776
Oil & Gas Extraction (4.9%)
Halliburton Co. †	39,846	3,170
Schlumberger, Ltd.	23,998	3,059
Transocean, Inc. ‡	18,270	1,483
Personal Credit Institutions (2.8%)
SLM Corp.	78,131	4,372
Pharmaceuticals (7.5%)
Amylin Pharmaceuticals, Inc. † ‡	32,816	1,391
Genentech, Inc. ‡	106,405	9,142
Genzyme Corp. ‡	17,388	1,233
Railroads (3.7%)
Burlington Northern Santa Fe Corp.	42,836	3,432
Union Pacific Corp.	28,133	2,489
Real Estate (0.6%)
St. Joe Co. (The) †	15,962	1,013
Residential Building Construction (1.5%)
Lennar Corp.-Class A	28,361	1,774
Toll Brothers, Inc. † ‡	17,170	584
Restaurants (3.4%)
Starbucks Corp. ‡	76,076	2,412
Yum! Brands, Inc.	59,421	2,940
Security & Commodity Brokers (7.4%)
Chicago Mercantile Exchange	9,280	3,928
Goldman Sachs Group, Inc. (The)	15,968	2,255
Lehman Brothers Holdings, Inc.	39,259	5,514
Telecommunications (1.2%)
America Movil SA de CV-Class L, ADR	57,129	1,927
Variety Stores (2.5%)
Target Corp.	71,764	3,929
Total Common Stocks (cost: $114,319)		144,392

	Principal	Value
SECURITY LENDING COLLATERAL (8.6%)
Debt (8.2%)
Bank Notes (0.5%)
Bank of America
4.49%, due 03/20/2006	$130	$130
4.56%, due 06/07/2006 *	327	327
4.56%, due 08/10/2006 *	324	324
Certificates Of Deposit (0.2%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	65	65
Rabobank Nederland
4.48%, due 05/31/2006 *	324	324
Commercial Paper (1.3%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	194	194
Ciesco LLC
4.44%, due 03/01/2006	191	191
Compass Securitization-144A
4.35%, due 02/06/2006	322	322
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	62	62
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	78	78
4.40%, due 02/14/2006	130	130
4.44%, due 02/16/2006	130	130
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	127	127
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	324	324
4.49%, due 02/27/2006	130	130
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	128	128
4.41%, due 02/10/2006	130	130
Yorktown Capital LLC
4.45%, due 02/21/2006	97	97
Euro Dollar Overnight (1.6%)
Abbey National PLC
4.31%, due 02/02/2006	194	194
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	130	130
Fortis Bank
4.42%, due 02/07/2006	389	389
Royal Bank of Scotland
4.31%, due 02/01/2006	259	259
Societe Generale
4.48%, due 02/01/2006	194	194
Svenska Handlesbanken
4.47%, due 02/01/2006	624	624
Wachovia Bank NA
4.39%, due 02/01/2006	324	324

Wells Fargo
4.50%, due 02/07/2006	$389	$389
Euro Dollar Terms (2.1%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	130	130
Bank of Montreal
4.43%, due 02/21/2006	130	130
Bank of Nova Scotia
4.50%, due 03/27/2006	194	194
Barclays
4.47%, due 03/17/2006	130	130
4.54%, due 03/28/2006	389	389
Calyon
4.46%, due 03/02/2006	324	324
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	195	195
Deutsche Bank
4.45%, due 03/13/2006	195	195
Fortis Bank
4.47%, due 02/15/2006	130	130
4.50%, due 02/27/2006	143	143
Rabobank Nederland
4.51%, due 03/01/2006	259	259
Royal Bank of Canada
4.48%, due 03/21/2006	130	130
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	130	130
Societe Generale
4.46%, due 03/01/2006	259	259
The Bank of the West
4.50%, due 03/20/2006	130	130
UBS AG
4.43%, due 02/21/2006	130	130
Wells Fargo
4.43%, due 02/28/2006	324	324
Repurchase Agreements (2.5%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $635 on 02/01/2006	635	635
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $2,050 on 02/01/2006	2,049	2,049
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $98 on 02/01/2006	98	98
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $519 on 02/01/2006	519	519
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $610 on 02/01/2006	610	610

	Shares	Value
Investment Companies (0.4%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	324,203	$324
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	246,301	246
Total Security Lending Collateral (cost: $13,519)		13,519
Total Investment Securities (cost: $127,838)		$157,911

NOTES TO SCHEDULE OF INVESTMENTS:

†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $13,146.
‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $3,989, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated  $1,561 or 1.0% of the total investments of the Fund.

ADR	American Depositary Receipt

TA IDEX Marsico International Growth

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (87.9%)
Australia (1.3%)
CSL, Ltd.	166,481	$5,476
Austria (1.8%)
Erste Bank der Oesterreichischen Sparkassen AG	99,871	5,565
Erste Bank der Oesterreichischen Sparkassen AG ‡	32,772	1,801
Bermuda (0.6%)
Esprit Holdings, Ltd.	297,000	2,593
Brazil (4.2%)
Cia Vale do Rio Doce, ADR	73,173	3,752
Petroleo Brasileiro SA, ADR	83,609	7,901
Uniao de Bancos Brasileiros SA, GDR	68,378	5,759
Canada (7.7%)
Canadian National Railway Co.	104,571	9,452
Shoppers Drug Mart Corp.	300,407	11,187
Talisman Energy, Inc.	184,334	11,166
France (7.2%)
JC Decaux SA ‡	148,263	3,679
LVMH Moet Hennessy Louis Vuitton SA	62,021	5,591
Vallourec	5,268	3,690
Veolia Environnement	187,294	9,472
Vinci SA	81,168	7,543
Germany (6.7%)
Continental AG	136,469	13,270
Hypo Real Estate Holding	150,635	9,820
Metro AG	92,455	4,692
Hong Kong (2.6%)
CNOOC, Ltd., ADR †	44,651	3,844
Shangri-La Asia, Ltd.	4,258,000	6,927
India (1.8%)
ICICI Bank, Ltd., Sponsored ADR †	237,161	7,452
Ireland (0.9%)
Anglo Irish Bank Corp. PLC	237,826	3,750
Japan (18.4%)
Advantest Corp. †	46,700	5,741
Credit Saison Co., Ltd. (a)	79,100	3,552
Fanuc, Ltd.	43,926	3,874
Leopalace21 Corp.	144,788	5,278
Misawa Homes Holdings, Inc. ‡	65,400	3,747
Mitsubishi Tokyo Financial Group, Inc.	549	7,921
Murata Manufacturing Co., Ltd.	80,700	5,856
Nippon Electric Glass Co., Ltd.	287,000	7,571

Sega Sammy Holdings, Inc.	173,504	$6,236
Seiyu, Ltd. (The) ‡ †	1,642,000	5,201
Sumitomo Realty & Development Co., Ltd.	262,000	5,950
Toyota Motor Corp.	180,600	9,375
Yamada Denki Co., Ltd.	45,300	5,848
Luxembourg (1.1%)
Stolt Offshore SA ‡	346,808	4,376
Mexico (8.6%)
America Movil SA de CV-Class L, ADR	439,442	14,822
Cemex SA de CV, Sponsored ADR †	226,396	14,938
Grupo Televisa SA, Sponsored ADR	69,593	5,815
Singapore (1.3%)
Capitaland, Ltd.	2,246,000	5,494
South Korea (1.8%)
Samsung Electronics Co., Ltd., GDR-144A †	19,751	7,565
Sweden (3.8%)
Telefonaktiebolaget LM Ericsson, ADR ‡ †	424,660	15,492
Switzerland (10.6%)
ABB, Ltd. ‡	681,449	7,391
Lonza Group AG	132,983	8,354
Roche Holding AG-Genusschein	95,890	15,115
UBS AG	121,127	13,138
United Kingdom (7.5%)
ARM Holdings PLC	1,583,805	3,729
Carphone Warehouse Group PLC	818,601	3,637
Diageo PLC	365,876	5,439
Enterprise Inns PLC	564,559	9,270
Reckitt Benckiser PLC	275,561	9,040
Total Common Stocks (cost: $300,221)		364,147

	Principal
	Amount	Value
SECURITY LENDING COLLATERAL (12.1%)
Debt (11.6%)
Bank Notes (0.7%)
Bank of America
4.49%, due 03/20/2006	$482	$482
4.56%, due 06/07/2006 *	1,215	1,215
4.56%, due 08/10/2006 *	1,205	1,205
Certificates of Deposit (0.4%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	241	241
Rabobank Nederland
4.48%, due 05/31/2006 *	1,205	1,205
Commercial Paper (1.8%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	723	723
Ciesco LLC
4.44%, due 03/01/2006	709	709

Compass Securitization-144A
4.35%, due 02/06/2006	$1,196	$1,196
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	232	232
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	289	289
4.40%, due 02/14/2006	482	482
4.44%, due 02/16/2006	482	482
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	474	474
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	1,205	1,205
4.49%, due 02/27/2006	482	482
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	478	478
4.41%, due 02/10/2006	482	482
Yorktown Capital LLC
4.45%, due 02/21/2006	362	362
Euro Dollar Overnight (2.2%)
Abbey National PLC
4.31%, due 02/02/2006	723	723
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	482	482
Fortis Bank
4.42%, due 02/07/2006	1,446	1,446
Royal Bank of Scotland
4.31%, due 02/01/2006	964	964
Societe Generale
4.48%, due 02/01/2006	723	723
Svenska Handlesbanken
4.47%, due 02/01/2006	2,319	2,319
Wachovia Bank NA
4.39%, due 02/01/2006	1,205	1,205
Wells Fargo
4.50%, due 02/07/2006	1,446	1,446
Euro Dollar Terms (3.0%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	482	482
Bank of Montreal
4.43%, due 02/21/2006	482	482
Bank of Nova Scotia
4.50%, due 03/27/2006	723	723
Barclays
4.47%, due 03/17/2006	482	482
4.54%, due 03/28/2006	1,446	1,446
Calyon
4.46%, due 03/02/2006	1,205	1,205
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	723	723
Deutsche Bank
4.45%, due 03/13/2006	723	723

Fortis Bank
4.47%, due 02/15/2006	$482	$482
4.50%, due 02/27/2006	530	530
Rabobank Nederland
4.51%, due 03/01/2006	964	964
Royal Bank of Canada
4.48%, due 03/21/2006	482	482
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	482	482
Societe Generale
4.46%, due 03/01/2006	964	964
The Bank of the West
4.50%, due 03/20/2006	482	482
UBS AG
4.43%, due 02/21/2006	482	482
Wells Fargo
4.43%, due 02/28/2006	1,205	1,205
Repurchase Agreements (3.5%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $2,359 on 02/01/2006	2,359	2,359
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $7,618 on 02/01/2006	7,618	7,618
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $365 on 02/01/2006	365	365
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $1,928 on 02/01/2006	1,928	1,928
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $2,269 on 02/01/2006	2,268	2,268

	Shares	Value
Investment Companies (0.5%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	1,205,063	$1,205
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	915,500	916
Total Security Lending Collateral (cost: $50,250)		50,250
Total Investment Securities (cost: $350,471)		$414,397

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $48,472.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $14,828, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
(a)	Passive Foreign Investment Company.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated  $13,367 or 3.2% of the total investments of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

	Percentage of
	Total Investment	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	13.4%	$55,206
Oil & Gas Extraction	6.6%	27,287
Electronic Components & Accessories	5.0%	21,030
Pharmaceuticals	4.9%	20,591
Telecommunications	4.5%	18,459
Chemicals & Allied Products	4.2%	17,394
Real Estate	4.0%	16,722
Communications Equipment	3.8%	15,492
Radio & Television Broadcasting	3.7%	15,287
Stone, Clay & Glass Products	3.6%	14,938
Rubber & Misc. Plastic Products	3.2%	13,270
Drug Stores & Proprietary Stores	2.7%	11,187
Beer, Wine & Distilled Beverages	2.6%	11,030
Railroads	2.3%	9,452
Automotive	2.3%	9,375
Restaurants	2.2%	9,270
Electronic & Other Electric Equipment	1.8%	7,565
Construction	1.8%	7,543
Engineering & Management Services	1.8%	7,391
Hotels & Other Lodging Places	1.7%	6,927
Manufacturing Industries	1.5%	6,236
Radio, Television & Computer Stores	1.4%	5,848
Instruments & Related Products	1.4%	5,741
Misc. General Merchandise Stores	1.3%	5,201
Department Stores	1.1%	4,692
Metal Mining	0.9%	3,752
Residential Building Construction	0.9%	3,747
Primary Metal Industries	0.9%	3,690
Business Services	0.9%	3,679
Personal Credit Institutions	0.9%	3,552
Wholesale Trade Durable Goods	0.6%	2,593
Investment Securities, at Value	87.9%	364,147
Security Lending Collateral	12.1%	50,250
Total Investment Securities	100.0%	$414,397

TA IDEX Mercury Global Allocation

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (15.0%) d
United States (15.0%)
U.S. Treasury Inflation Indexed Bond
0.88%, due 04/15/2010 †	$13,302	$12,749
1.88%, due 07/15/2015	9,526	9,433
2.00%, due 01/15/2016	11,477	11,487
U.S. Treasury Note
3.50%, due 05/31/2007	1,000	986
4.25%, due 08/15/2014	400	392
4.25%, due 11/15/2014	2,750	2,690
Total U.S. Government Obligations (cost: $37,572)		37,737
FOREIGN GOVERNMENT OBLIGATIONS (6.7%)
Canada (0.3%)
Canada Government	CAD 1,000	872
4.00%, due 09/01/2010
Germany (1.2%)
Republic of Germany	EUR 2,500	3,075
4.25%, due 02/16/2007
Malaysia (0.4%)
Malaysia Government	MYR 3,500	1,018
8.60%, due 12/01/2007
New Zealand (0.2%)
New Zealand Government	NZD 400	369
4.50%, due 02/15/2016
Poland (0.3%)
Republic of Poland	PLN 2,550	826
3.00%, due 08/24/2016
Sweden (4.3%)
Kingdom of Sweden	SEK 66,661	10,832
4.00%, due 12/01/2008
Total Foreign Government Obligations (cost: $15,101)		16,992
CORPORATE DEBT SECURITIES (3.6%)
Germany (1.4%)
Kreditanstalt fuer Wiederaufbau, Series E	GBP 2,000	3,544
4.50%, due 12/07/2008
India (0.6%)
Housing Development Finance Corp.	200	220
0.00%, due 09/27/2010
Tata Motors, Ltd.	600	643
1.00%, due 04/27/2011
ZEE Telefilms, Ltd.	590	590
0.50%, due 04/29/2009

Japan (0.3%)
Bank of Kyoto Ltd. (The)	JPY 44,000	$838
1.90%, due 09/30/2009
Malaysia (0.4%)
Feringghi Capital, Ltd.	800	852
0.00%, due 12/22/2009
TNB Capital L, Ltd.	20	22
2.63%, due 11/20/2007
Supra National (0.5%)
European Investment Bank, Series E	BRL 4,000	1,324
0.00%, due 05/01/2008
Taiwan (0.2%)
Taiwan Cement Corp.	325	404
0.00%, due 03/03/2009
United States (0.1%)
McMoRan Exploration Co.	200	262
5.25%, due 10/06/2011
Nabi Biopharmaceuticals	80	61
2.88%, due 04/15/2025
Virgin Islands (Br) (0.1%)
Beijing Enterprises Investment, Ltd.	160	175
0.00%, due 12/21/2010
Total Corporate Debt Securities (cost: $8,721)		8,935

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.3%)
United States (0.3%)
Fannie Mae	8	$770
Total Convertible Preferred Stocks (cost: $736)		770
PREFERRED STOCKS (0.1%)
Brazil (0.1%)
All America Latina Logistica SA	2,500	136
Usinas Siderurgicas de Minas Gerais SA-Class A	6,100	199
Total Preferred Stocks (cost: $253)		335
COMMON STOCKS (64.3%)
Australia (1.1%)
BHP Billiton, Ltd.	25,700	501
Excel Coal, Ltd.	19,100	101
Macquarie Airports	43,500	102
Macquarie Bank, Ltd.	9,000	465
Macquarie Infrastructure Group (a)	244,000	651
Rio Tinto, Ltd.	8,200	470
Transurban Group	52,500	284
Woodside Petroleum, Ltd.	4,100	140
Zinifex, Ltd.	16,900	100
Belgium (0.5%)
Belgacom SA	9,662	297
RHJ International ‡	38,000	980

Bermuda (0.9%)
Cheung Kong Infrastructure Holdings, Ltd.	79,500	$247
Endurance Specialty Holdings, Ltd.	10,300	339
IPC Holdings, Ltd.	5,700	155
Platinum Underwriters Holdings, Ltd.	10,400	319
RenaissanceRe Holdings, Ltd.	6,800	308
Tyco International, Ltd.	25,300	659
Weatherford International, Ltd. ‡	4,200	188
Brazil (1.0%)
Braskem SA-Class A	7,900	61
Cia Vale do Rio Doce-Class A, ADR †	7,100	315
Cosan SA Industria e Comercio ‡	4,400	177
Obrascon Huarte Lain Brasil SA ‡	10,500	130
Petroleo Brasileiro SA, ADR	17,100	1,616
Submarino SA	6,500	152
Canada (2.1%)
Agrium, Inc.	5,900	141
Alamos Gold, Inc. ‡	14,300	115
Barrick Gold Corp.	39,076	1,229
Bema Gold Corp. ‡	31,300	127
Canadian Pacific Railway, Ltd.	21,900	1,050
Hudson’s Bay Co.	27,600	363
Inco, Ltd. †	6,100	313
Nortel Networks Corp. ‡	171,900	516
Petro-Canada	5,600	267
Rogers Communications, Inc.-Class B †	14,200	627
Suncor Energy, Inc.	6,500	521
Talisman Energy, Inc.	1,500	91
Cayman Islands (1.1%)
ACE, Ltd.	11,800	646
GlobalSantaFe Corp.	12,600	769
Noble Corp.	4,200	338
Transocean, Inc. ‡	2,300	187
XL Capital, Ltd.-Class A	13,500	913
China (0.3%)
China Life Insurance Co., Ltd., ADR † ‡	2,600	106
China Shenhua Energy Co., Ltd.-Class H ‡	218,000	290
Hainan Meilan International Airport Co., Ltd.	112,000	70
Ping An Insurance Group Co. of China, Ltd.	35,000	78
Shanghai Electric Group Corp.-Class H ‡	508,000	202
Finland (0.3%)
Fortum OYJ	39,200	875
France (1.8%)
Alcatel SA, Sponsored ADR ‡	6,000	80
BNP Paribas	10,431	929
Carrefour SA	9,741	460
Credit Agricole SA	19,815	699
Peugeot SA	5,103	303
Renault SA	4,360	411
Total SA	4,485	1,237
Vinci SA	4,591	427

Germany (1.9%)
Allianz AG	2,294	$369
Deutsche Boerse AG	2,873	363
Deutsche Post AG	23,566	663
Deutsche Postbank AG	6,598	440
E.ON AG	7,169	800
Hochtief AG	6,739	354
RWE AG	6,951	572
Siemens AG †	8,041	733
ThyssenKrupp AG	16,284	416
Hong Kong (0.6%)
Cheung Kong Holdings, Ltd. (a)	26,000	280
Denway Motors, Ltd.	206,000	85
Hutchison Whampoa, Ltd.	66,000	676
Sun Hung Kai Properties, Ltd.	12,000	125
Wharf Holdings, Ltd.	71,000	275
Hungary (0.1%)
Mol Magyar Olaj- es Gazipari Rt.	3,412	355
India (2.6%)
Bajaj Auto, Ltd.	9,700	475
Container Corp. of India	9,600	292
Global Fuel Management Services, Ltd. ‡	131,400	175
Gujarat Ambuja Cements, Ltd.	176,400	355
Hindustan Lever, Ltd.	31,700	140
Hindustan Petroleum Corp.	4,100	29
Housing Development Finance Corp.	28,700	873
Infosys Technologies, Ltd.	15,900	1,040
Larsen & Toubro, Ltd.	1,000	49
Mahanagar Telephone Nigam	31,500	101
Oriental Bank Of Commerce	18	-
Reliance Capital Ventures, Ltd. ‡	131,400	175
Reliance Communication Ventures, Ltd. ‡	131,400	175
Reliance Energy Ventures, Ltd. ‡	131,400	175
Reliance Industries, Ltd.	131,400	2,130
State Bank of India, Ltd.	11,700	236
Tata Motors, Ltd.	8,200	132
Wockhardt, Ltd.	3,100	34
Indonesia (0.0%)
Bank Danamon Indonesia	150,500	75
Ireland (0.1%)
Allied Irish Banks PLC	12,229	276
Israel (0.3%)
ECI Telecom, Ltd. ‡	65,100	544
Ectel, Ltd. ‡	3,500	16
Teva Pharmaceutical Industries, Ltd., ADR	3,300	141
Italy (1.1%)
Capitalia SpA	66,047	425
Enel SpA	72,650	614
ENI-Ente Nazionale Idrocarburi SpA	32,496	981
UniCredito Italiano SpA (a)	110,720	789

Japan (10.9%)
Aioi Insurance Co., Ltd.	159,000	$1,102
Ajinomoto Co., Inc.	39,000	406
Asahi Glass Co., Ltd.	22,000	319
Asahi Kasei Corp.	33,000	225
Bank of Yokohama, Ltd. (The)	43,000	349
Brother Industries, Ltd.	20,000	208
Canon, Inc.	11,300	683
Chubu Electric Power Co., Inc.	4,200	103
Coca-Cola Central Japan Co., Ltd.	31	258
Coca-Cola West Japan Co., Ltd.	16,700	371
Credit Saison Co., Ltd. (a)	12,700	570
East Japan Railway Co.	53	369
Fanuc, Ltd.	4,600	406
Hitachi, Ltd.	21,000	148
Hokkaido Coca-Cola Bottling Co., Ltd.	15,000	98
Honda Motor Co., Ltd.	3,700	210
House Foods Corp.	5,100	82
Japan Tobacco, Inc.	21	326
JGC Corp.	39,000	829
Kinden Corp.	30,000	264
Kinki Coca-Cola Bottling Co., Ltd.	21,000	215
Kubota Corp.	51,000	487
Mikuni Coca-Cola Bottling Co., Ltd.	30,300	300
Millea Holdings, Inc.	150	2,881
Ministop Co., Ltd.	4,100	98
Mitsubishi Corp.	38,500	901
Mitsubishi Tokyo Financial Group, Inc.	40	577
Mitsui & Co., Ltd.	8,000	115
Mitsui Sumitomo Insurance Co., Ltd.	176,000	2,164
Murata Manufacturing Co., Ltd.	8,200	595
Nipponkoa Insurance Co., Ltd.	195,000	1,653
Nomura Holdings, Inc.	37,000	723
NTT DoCoMo, Inc.	348	565
NTT Urban Development Corp.	51	399
Okumura Corp.	56,000	334
Rinnai Corp.	3,600	92
Rohto Pharmaceutical Co., Ltd.	17,000	206
Seven & I Holdings Co., Ltd. ‡	20,500	868
Shin-Etsu Chemical Co., Ltd.	12,300	700
Shinsei Bank, Ltd.	56,000	374
Shionogi & Co., Ltd.	18,000	272
Shoei Co., Ltd.	6,100	186
Sumitomo Chemical Co., Ltd.	69,000	533
Sumitomo Mitsui Financial Group, Inc.	100	1,170
Suzuki Motor Corp.	63,000	1,285
Takeda Pharmaceutical Co., Ltd.	17,000	964
Tanabe Seiyaku Co., Ltd.	20,000	214
Toho Co., Ltd.	15,700	325
Tokyo Gas Co., Ltd.	116,000	540
Toyota Industries Corp.	9,200	334
Toyota Motor Corp.	500	26
West Japan Railway Co.	30	124

Malaysia (0.6%)
British American Tobacco Malaysia Berhad	22,600	$249
IOI Corp. Berhad	115,000	386
Malakoff Berhad	20,500	46
Maxis Communications Berhad	92,400	212
Telekom Malaysia Berhad	51,000	131
Tenaga Nasional Berhad	133,000	376
Mexico (0.4%)
Fomento Economico Mexicano SA de CV, Sponsored ADR	4,000	313
Grupo Televisa SA, Sponsored ADR	7,100	593
Netherland Antilles (0.3%)
Schlumberger, Ltd. †	5,800	739
Netherlands (0.7%)
Chicago Bridge & Iron Co. NV	4,800	148
ING Groep NV	23,708	845
Koninklijke Ahold NV ‡	57,047	440
Royal Dutch Shell PLC-Class A, ADR	4,200	286
New Zealand (0.1%)
Telecom Corp. of New Zealand, Ltd.	41,100	159
Norway (0.4%)
DnB Nor ASA	37,940	425
Statoil ASA	20,193	555
Panama (1.1%)
McDermott International, Inc. ‡	55,800	2,902
Puerto Rico (0.0%)
Santander BanCorp	1,300	33
Singapore (1.4%)
Capitaland, Ltd.	164,000	401
Fraser & Neave, Ltd.	31,000	359
Keppel Corp., Ltd.	102,000	825
Keppel Land, Ltd.	146,000	343
MobileOne, Ltd.	246,000	334
Oversea-Chinese Banking Corp.	62,000	260
Parkway Holdings, Ltd.	174,000	252
SembCorp Logistics, Ltd.	184,000	193
Singapore Telecommunications, Ltd.	328,000	514
South Africa (0.1%)
Sappi, Ltd., Sponsored ADR	11,100	145
South Korea (2.6%)
Cheil Industries, Inc.	5,600	199
CJ Corp.	5,100	661
Korea Electric Power Corp. ‡	14,400	620
KT Corp., ADR †	45,200	954
KT&G Corp.	23,600	1,143
Lotte Shopping Co., GDR-144A ‡	7,200	149
LS Cable, Ltd.	11,300	393
Nong Shim Co., Ltd.	500	153
POSCO	3,300	755
POSCO, ADR †	8,200	471

Pusan Bank	16,400	$209
Samsung Fine Chemicals Co., Ltd.	19,000	637
SK Telecom Co., Ltd.	600	119
Spain (0.3%)
Banco Bilbao Vizcaya Argentaria SA	25,187	509
Cintra Concesiones de Infraestructuras de Transporte SA ‡	9,000	117
Telefonica SA, Sponsored ADR	4,000	183
Sweden (0.2%)
Investor AB-Class B	29,748	519
Switzerland (0.7%)
Credit Suisse Group	20,065	1,169
Zurich Financial Services AG ‡	2,971	649
Taiwan (0.2%)
Chunghwa Telecom Co., Ltd., ADR	30,800	573
Thailand (1.1%)
Advanced Info Service PCL	41,100	109
Bangkok Expressway PCL	101,600	62
Hana Microelectronics PCL	215,500	154
Kasikornbank PCL	20,500	38
Land and Houses PCL	780,100	198
PTT Exploration & Production PCL	25,700	378
PTT PCL	92,400	622
Siam Cement PCL	61,600	427
Siam City Cement PCL	13,200	127
Siam Commercial Bank PCL	431,100	659
Thai Union Frozen Products PCL	67,700	54
United Kingdom (4.0%)
AstraZeneca PLC, ADR	2,100	102
Aviva PLC	51,294	657
BAA PLC	39,980	444
BAE Systems PLC	71,614	531
Barclays PLC	82,712	883
Boots Group PLC	30,626	346
BP PLC	99,499	1,195
Cadbury Schweppes PLC	30,476	299
Cadbury Schweppes PLC, ADR	13,100	522
Diageo PLC, Sponsored ADR	4,000	240
GlaxoSmithKline PLC	5,129	131
Guinness Peat Group PLC	67,700	103
HBOS PLC	58,547	1,028
HSBC Holdings PLC	23,200	387
Kesa Electricals PLC	76,475	338
Prudential PLC	64,351	652
Royal Bank of Scotland Group PLC	33,709	1,042
Vodafone Group PLC	344,397	722
Vodafone Group PLC, ADR	16,800	355
United States (23.4%)
3Com Corp. ‡	49,400	226
Aames Investment Corp. REIT	6,000	39
Abbott Laboratories	9,000	388

Adaptec, Inc. ‡	32,300	$176
AES Corp. (The) ‡	12,100	206
Agere Systems, Inc. ‡	5,600	69
AK Steel Holding Corp. ‡	15,700	181
Alcoa, Inc.	33,100	1,043
Alliance One International, Inc.	41,700	186
Allstate Corp. (The)	7,100	370
ALLTEL Corp.	9,500	570
Alon USA Energy, Inc. ‡	1,600	35
Alpha Natural Resources, Inc. ‡	10,400	245
Altera Corp. ‡	6,100	118
Altria Group, Inc.	8,600	622
Amerada Hess Corp. †	1,800	279
American International Group, Inc.	30,400	1,990
AmerisourceBergen Corp.	3,000	131
Amgen, Inc. ‡	1,200	87
Andrx Corp. ‡	5,700	100
Anheuser-Busch Cos., Inc.	5,700	236
Assurant, Inc.	4,400	202
AT&T, Inc.	18,400	477
Automatic Data Processing, Inc.	4,000	176
Avon Products, Inc.	7,100	201
Baker Hughes, Inc.	1,400	108
Bank of America Corp.	12,700	562
Bank of New York Co., Inc. (The)	9,200	293
Baxter International, Inc.	5,000	184
BellSouth Corp. †	6,100	176
Borland Software Corp. ‡	11,600	75
Bowater, Inc.	9,100	249
Bristol West Holdings, Inc.	3,400	62
Bristol-Myers Squibb Co.	18,200	415
Brocade Communications Systems, Inc. ‡	25,300	116
Career Education Corp. ‡	7,400	240
CBS Corp.-Class B ‡	5,100	133
Chevron Corp.	14,800	879
Cincinnati Bell, Inc. ‡	8,100	28
Cirrus Logic, Inc. ‡	17,300	147
Cisco Systems, Inc. ‡	73,000	1,356
Citigroup, Inc.	30,800	1,435
Coca-Cola Co. (The)	8,100	335
Comcast Corp.-Class A ‡	17,100	476
Computer Associates International, Inc. †	50,700	1,384
Compuware Corp. ‡	6,100	50
Comverse Technology, Inc. ‡	3,100	85
ConAgra Foods, Inc.	9,400	195
ConocoPhillips †	15,700	1,016
Consol Energy, Inc.	1,600	117
Constellation Brands, Inc.-Class A ‡	5,000	133
Corinthian Colleges, Inc. ‡	30,000	380
Corn Products International, Inc.	8,500	232
Crown Holdings, Inc. ‡	12,100	226
CSX Corp.	27,000	1,445
CVS Corp.	8,100	225

Devon Energy Corp.	3,300	$225
DIRECTV Group (The), Inc. ‡	2,900	40
Discovery Holding Co.-Class A ‡	1,300	20
du Pont (E.I.) de Nemours & Co.	6,100	239
El Paso Corp.	96,100	1,294
ENSCO International, Inc.	6,000	307
Extreme Networks ‡	15,000	74
Exxon Mobil Corp.	31,400	1,970
Fannie Mae	6,300	365
FedEx Corp.	2,300	233
Fifth Third Bancorp †	8,100	304
Freeport-McMoRan Copper & Gold, Inc.-Class B	4,000	257
Friedman Billings Ramsey Group, Inc.-Class A †	47,200	547
General Communication-Class A ‡	14,500	157
General Dynamics Corp.	1,000	116
General Electric Co.	74,900	2,453
Halliburton Co. †	4,200	334
Hartford Financial Services Group, Inc. (The)	1,400	115
HCA, Inc.	8,100	398
Health Management Associates, Inc.-Class A	2,100	44
Healthsouth Corp. ‡	16,200	78
Hewlett-Packard Co.	12,100	377
Home Depot, Inc. (The)	5,000	203
Humana, Inc. ‡	2,100	117
Information Resources, Inc. Rights, Expires 12/31/2009 ‡	16,800	9
Intel Corp.	19,500	415
International Business Machines Corp.	12,800	1,041
International Coal Group, Inc. ‡	32,200	326
International Paper Co.	12,100	395
IVAX Corp. ‡	2,100	55
James River Coal Co. † ‡	1,400	60
JDS Uniphase Corp. † ‡	50,600	158
Johnson & Johnson	18,200	1,047
JP Morgan Chase & Co.	4,000	159
Kerr-McGee Corp.	8,500	938
Key Energy Services, Inc. ‡	12,600	199
King Pharmaceuticals, Inc. ‡	800	15
Knight Capital Group, Inc.-Class A ‡	34,300	391
Lehman Brothers Holdings, Inc.	500	70
Lexmark International, Inc. ‡	9,200	447
Liberty Global, Inc.-Class A ‡	2,100	45
Liberty Global, Inc.-Series C ‡	2,100	42
Liberty Media Corp.-Class A ‡	13,100	110
Lilly (Eli) & Co. †	6,300	357
Lucent Technologies, Inc. ‡	16,200	43
Lyondell Chemical Co. †	5,300	127
Macquarie Infrastructure Co. Trust	29,400	961
Manor Care, Inc.	5,000	196
Marathon Oil Corp.	10,100	776
Marsh & McLennan Cos., Inc.	3,400	103
Mattel, Inc.	8,100	134
Maverick Tube Corp. † ‡	4,600	220
Maxtor Corp. † ‡	13,700	126

McDonald’s Corp.	21,500	$753
Mellon Financial Corp.	700	25
Merck & Co., Inc.	20,400	704
Micron Technology, Inc. ‡	10,200	150
Microsoft Corp.	79,700	2,244
Molson Coors Brewing Co.-Class B	3,800	238
Morgan Stanley	11,100	682
Motorola, Inc.	4,200	95
National Oilwell Varco, Inc. ‡	1,600	122
Navistar International Corp. ‡	8,300	226
Noble Energy, Inc.	3,400	157
Norfolk Southern Corp.	7,400	369
Novell, Inc. † ‡	9,000	88
NTL, Inc. ‡	4,000	253
Occidental Petroleum Corp.	6,000	586
Panera Bread Co.-Class A ‡	2,100	143
Pfizer, Inc.	45,900	1,179
Photronics, Inc. ‡	6,100	110
Pier 1 Imports, Inc.	12,500	135
PPL Corp. †	12,200	368
Procter & Gamble Co.	2,600	154
Prologis	1,200	61
Prudential Financial, Inc.	1,400	105
Quanta Services, Inc. † ‡	20,200	280
Ralcorp Holdings, Inc. ‡	3,300	130
Raytheon Co.	2,600	107
Rowan Cos., Inc.	7,300	327
Sanmina-SCI Corp. ‡	29,400	124
Sara Lee Corp.	5,500	101
Schering-Plough Corp.	14,000	268
Siebel Systems, Inc.	50,600	537
Smurfit-Stone Container Corp. ‡	10,200	130
Solectron Corp. ‡	24,400	93
Sprint Nextel Corp.	17,100	391
St. Paul Travelers Cos., Inc. (The) †	15,600	708
Stone Energy Corp. ‡	4,700	235
Sun Microsystems, Inc. ‡	101,100	455
Symantec Corp. ‡	8,500	156
Tellabs, Inc. ‡	20,600	263
Tenet Healthcare Corp. ‡	22,300	162
TIBCO Software, Inc. ‡	23,100	185
Tidewater, Inc.	2,100	123
Time Warner, Inc.	11,100	195
Todco-Class A ‡	3,200	143
Triad Hospitals, Inc. ‡	3,500	144
Tribune Co. †	3,300	96
Tyson Foods, Inc.-Class A	12,200	175
Unifi, Inc. ‡	40,700	129
Union Pacific Corp.	14,200	1,256
Ventas, Inc. REIT	3,000	92
Verizon Communications, Inc.	10,200	323
Viacom, Inc.-Class B ‡	5,100	212
Wachovia Corp.	4,600	252

Walgreen Co.	4,000	$173
Wal-Mart Stores, Inc.	4,000	184
Washington Mutual, Inc.	6,100	258
Waters Corp. ‡	3,100	130
Watson Pharmaceuticals, Inc. ‡	2,700	89
Wells Fargo & Co.	8,400	524
Wendy’s International, Inc.	3,000	177
Williams Cos., Inc. (The)	1,200	29
Wyeth	9,500	439
Total Common Stocks (cost: $153,092)		162,171

	Principal	Value
SHORT-TERM OBLIGATIONS (0.9%)
Switzerland (0.9%)
Swiss Franc Time Deposit	CHF 3,024	$2,360
0.78%, due 02/03/2006
Total Short-Term Obligations (cost: $2,367)		2,360
SECURITY LENDING COLLATERAL (9.2%)
Debt (8.8%)
Bank Notes (0.5%)
Bank of America
4.49%, due 03/20/2006	222	222
4.56%, due 06/07/2006 *	560	560
4.56%, due 08/10/2006 *	555	555
Certificates of Deposit (0.3%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	111	111
Rabobank Nederland
4.48%, due 05/31/2006 *	555	555
Commercial Paper (1.4%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	333	333
Ciesco LLC
4.44%, due 03/01/2006	327	327
Compass Securitization-144A
4.35%, due 02/06/2006	551	551
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	107	107
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	133	133
4.40%, due 02/14/2006	222	222
4.44%, due 02/16/2006	222	222
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	219	219
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	555	555
4.49%, due 02/27/2006	222	222
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	220	220
4.41%, due 02/10/2006	222	222

Yorktown Capital LLC
4.45%, due 02/21/2006	$167	$167
Euro Dollar Overnight (1.7%)
Abbey National PLC
4.31%, due 02/02/2006	333	333
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	222	222
Fortis Bank
4.42%, due 02/07/2006	666	666
Royal Bank of Scotland
4.31%, due 02/01/2006	444	444
Societe Generale
4.48%, due 02/01/2006	333	333
Svenska Handlesbanken
4.47%, due 02/01/2006	1,069	1,069
Wachovia Bank NA
4.39%, due 02/01/2006	555	555
Wells Fargo
4.50%, due 02/07/2006	666	666
Euro Dollar Terms (2.2%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	222	222
Bank of Montreal
4.43%, due 02/21/2006	222	222
Bank of Nova Scotia
4.50%, due 03/27/2006	333	333
Barclays
4.47%, due 03/17/2006	222	222
4.54%, due 03/28/2006	666	666
Calyon
4.46%, due 03/02/2006	555	555
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	333	333
Deutsche Bank
4.45%, due 03/13/2006	333	333
Fortis Bank
4.47%, due 02/15/2006	222	222
4.50%, due 02/27/2006	245	245
Rabobank Nederland
4.51%, due 03/01/2006	444	444
Royal Bank of Canada
4.48%, due 03/21/2006	222	222
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	222	222
Societe Generale
4.46%, due 03/01/2006	444	444
The Bank of the West
4.50%, due 03/20/2006	222	222
UBS AG
4.43%, due 02/21/2006	222	222
Wells Fargo
4.43%, due 02/28/2006	555	555

Repurchase Agreements (2.7%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $1,087 on 02/01/2006	$1,087	$1,087
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $3,510 on 02/01/2006	3,510	3,510
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $168 on 02/01/2006	168	168
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $888 on 02/01/2006	888	888
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $1,045 on 02/01/2006	1,045	1,045

	Shares	Value
Investment Companies (0.4%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	555,162	$555
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	421,763	422
Total Security Lending Collateral (cost: $23,150)		23,150
Total Investment Securities (cost: $240,922)		$252,450

	Contracts ◆	Value
WRITTEN OPTIONS (-0.1%)
Covered Call Options (-0.1%)
Career Call	60	$(40)
Call Strike $30.00
Expires 01/20/2007
Corninthian	300	(59)
Call Strike $12.50
Expires 01/20/2007
Extreme Networks, Inc.	150	(12)
Call Strike $5.00
Expires 01/20/2007
Fannie Mae	6	(7)
Call Strike $50.00
Expires 01/20/2007
Lexmark International, Inc.	60	(34)
Call Strike $50.00
Expires 01/20/2007
McDonald’s Corp.	109	(42)
Call Strike $35.00
Expires 01/20/2007
Norfolk Southern Corp.	7,400	(89)
Call Strike $40.00
Expires 01/20/2007
Panera Bread Co.	21	(21)
Call Strike $65.00
Expires 08/19/2006
Pfizer, Inc.	68	(18)
Call Strike $25.00
Expires 01/20/2007

Tellabs, Inc.	53	$(11)
Call Strike $12.50
Expires 01/20/2007
Tibco Software, Inc.	78	(12)
Call Strike $7.50
Expires 01/20/2007
Total Written Options (cost: $281)		(345)

FUTURES CONTRACTS:

		Settlement
	Contracts	Date	Amount
10 Year Japan Government Bond	(4)	03/22/2006	$(4,671)
Dax Index	11	03/18/2006	1,902
DJ Euro Stoxx 50 Index	26	03/18/2006	1,169
FTSE 100 Index	1	03/17/2006	102
Hang Seng Index	1	02/25/2006	102
MSCI Singapore Index	2	02/25/2006	71
MSCI Taiwan Index	23	02/25/2006	638
S&P 500 Index	(1)	03/17/2006	(321)
S&P/TSE 60 Index	3	03/17/2006	354
SPI 200 Index	1	03/17/2006	93
Topix Index	15	03/10/2006	2,192
			$1,632

NOTES TO SCHEDULE OF INVESTMENTS:

d	Substantially all of the Fund’s securities are memo pledged as collateral by the custodian for the listed futures contracts purchased by the Fund.
†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $22,414.
(a)	Passive Foreign Investment Company.
‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $6,831, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
◆	Contract amounts are not in thousands.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $2,822 or 1.1% of the total investments of the Fund.

ADR	American Depositary Receipt
BRL	Brazilian Real
CAD	Canadian dollar
EUR	Euro

GBP	Great British Pound
GDR	Global Depositary Receipt
JPY	Japanese Yen
MYR	Malaysian Ringgit
NZD	New Zealand dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona

	Percentage of
	Total Investment	Value
INVESTMENTS BY INDUSTRY:
U.S. Government & Agency	15.3%	$38,507
Commercial Banks	8.5%	21,576
Sovereign Government	6.7%	16,992
Insurance	6.2%	15,566
Oil & Gas Extraction	4.6%	11,546
Petroleum Refining	3.4%	8,491
Telecommunications	3.3%	8,348
Pharmaceuticals	2.9%	7,400
Computer & Data Processing Services	2.6%	6,551
Security & Commodity Brokers	2.5%	6,298
Chemicals & Allied Products	2.1%	5,417
Railroads	2.0%	5,040
Computer & Office Equipment	1.8%	4,740
Automotive	1.6%	4,130
Construction	1.6%	4,004
Electronic Components & Accessories	1.5%	3,827
Food & Kindred Products	1.5%	3,808
Metal Mining	1.4%	3,429
Electric Services	1.3%	3,329
Primary Metal Industries	1.3%	3,284
Holding & Other Investment Offices	1.1%	2,758
Beverages	1.0%	2,497
Electronic & Other Electric Equipment	1.0%	2,453
Engineering & Management Services	0.9%	2,226
Gas Production & Distribution	0.7%	1,862
Tobacco Products	0.7%	1,718
Life Insurance	0.7%	1,709
Business Services	0.7%	1,694
Communications Equipment	0.6%	1,626
Radio & Television Broadcasting	0.6%	1,395
Business Credit Institutions	0.6%	1,394
Industrial Machinery & Equipment	0.5%	1,365
Real Estate	0.5%	1,329
Stone, Clay & Glass Products	0.5%	1,313
Health Services	0.5%	1,273
Wholesale Trade Durable Goods	0.5%	1,165
Food Stores	0.5%	1,140
Mining	0.5%	1,138
Mortgage Bankers & Brokers	0.4%	976

Restaurants	0.4%	$930
Misc. General Merchandise Stores	0.3%	868
Transportation & Public Utilities	0.3%	856
Paper & Allied Products	0.3%	774
Drug Stores & Proprietary Stores	0.3%	744
Communication	0.3%	670
Aerospace	0.3%	647
Educational Services	0.2%	621
Beer, Wine & Distilled Beverages	0.2%	599
Personal Credit Institutions	0.2%	570
Motion Pictures	0.2%	539
Lumber & Other Building Materials	0.2%	521
Agriculture	0.2%	386
Electric, Gas & Sanitary Services	0.1%	376
Department Stores	0.1%	363
Radio, Television & Computer Stores	0.1%	338
Insurance Agents, Brokers & Service	0.1%	335
Residential Building Construction	0.1%	323
Public Administration	0.1%	309
Specialty- Real Estate	0.1%	280
Savings Institutions	0.1%	258
Instruments & Related Products	0.1%	237
Air Transportation	0.1%	233
Printing & Publishing	0.1%	229
Metal Cans & Shipping Containers	0.1%	226
Apparel Products	0.1%	199
Wholesale Trade Nondurable Goods	0.1%	186
Variety Stores	0.1%	184
Medical Instruments & Supplies	0.1%	184
Paper & Paper Products	0.1%	145
Furniture & Home Furnishings Stores	0.1%	135
Toys, Games & Hobbies	0.1%	134
Water Transportation	0.0%	123
Warehouse	0.0%	62
Manufacturing Industries	0.0%	42
Investment Securities, at Value	89.9%	226,940
Short-Term Investments	0.9	2,360
Security Lending Collateral	9.2%	23,150
Total Investment Securities	100.0%	$252,450

TA IDEX Neuberger Berman International

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
PREFERRED STOCKS (3.0%)
Brazil (1.1%)
Universo Online SA ‡	686,180	$4,463
Germany (1.9%)
Porsche AG	9,550	7,379
Total Preferred Stocks (cost: $12,809)		11,842
COMMON STOCKS (93.6%)
Australia (4.6%)
Hardman Resources, Ltd. ‡	4,057,080	6,228
Timbercorp, Ltd.	615,400	1,522
Woodside Petroleum, Ltd.	301,500	10,310
Belgium (4.1%)
Euronav NV	157,120	4,669
Fortis	43,880	1,525
InBev	181,530	8,544
Omega Pharma SA	28,770	1,566
Bermuda (1.8%)
TPV Technology, Ltd.	6,104,000	6,999
Brazil (4.6%)
Cia Vale do Rio Doce-Class A, ADR †	118,800	5,272
Petroleo Brasileiro SA, ADR	118,600	11,208
Ultrapar Participacoes SA, Sponsored ADR †	117,900	1,784
Canada (9.5%)
Canadian Natural Resources, Ltd.	142,100	8,769
Corus Entertainment, Inc.	210,500	6,492
Great Canadian Gaming Corp. ‡	435,500	5,794
MacDonald Dettwiler & Associates, Ltd. ‡	120,300	4,180
Suncor Energy, Inc.	73,100	5,818
Talisman Energy, Inc.	109,500	6,633
France (5.2%)
BNP Paribas	79,770	7,108
IPSOS	21,811	3,217
Publicis Groupe	46,810	1,763
Societe Generale-Class A	23,500	3,101
Total SA, ADR	40,000	5,533
Germany (2.6%)
Continental AG	42,860	4,168
Rhoen Klinikum AG	40,720	1,734
Wincor Nixdorf AG ‡	37,690	4,393
Gibraltar (1.0%)
888 Holdings PLC ‡	1,047,430	3,765

Greece (0.5%)
Titan Cement Co. SA	48,470	$2,130
Ireland (8.8%)
Allied Irish Banks PLC	180,520	4,074
Anglo Irish Bank Corp. PLC	759,730	11,981
C&C Group PLC	880,620	5,987
CRH PLC	250,090	7,756
DCC PLC	56,910	1,285
Dragon Oil PLC ‡	935,480	3,774
Italy (0.8%)
Indesit Co. SpA †	291,614	3,222
Japan (15.0%)
Acom Co., Ltd. (a)	41,570	2,385
Aica Kogyo Co., Ltd.	60,800	966
Brother Industries, Ltd.	1,041,000	10,807
Chiyoda Corp.	100,000	2,578
FCC Co, Ltd.	108,600	5,424
Heiwa Corp.	326,000	4,523
Mars Engineering Corp.	211,900	6,549
Maruichi Steel Tube, Ltd.	123,200	2,977
Namco Bandai Holdings, Inc. ‡	62,200	936
Nissan Motor Co., Ltd.	476,700	5,372
Nissin Healthcare Food Service Co., Ltd.	104,500	1,712
Plenus Co., Ltd.	157,900	5,082
Ricoh Co., Ltd.	171,000	2,942
Takuma Co., Ltd.	138,000	1,177
Tamron Co., Ltd. †	197,500	2,919
Tenma Corp.	165,000	2,979
Luxembourg (1.0%)
Tenaris SA, ADR	23,400	3,801
Netherlands (2.3%)
Aalberts Industries NV	39,970	2,567
TPG NV	198,080	6,497
Norway (2.0%)
ProSafe ASA	168,190	7,908
Singapore (1.3%)
DBS Group Holdings, Ltd.	501,000	5,071
South Korea (1.9%)
KT Corp.	99,380	3,963
SK Telecom Co., Ltd.	18,240	3,632
Spain (1.4%)
Banco Popular Espanol SA	191,370	2,393
Telefonica SA, Sponsored ADR	66,400	3,036
Sweden (2.5%)
Intrum Justitia AB ‡	206,100	1,928
Lundin Petroleum AB ‡ †	231,300	2,998
Nobia AB	240,500	4,846
Switzerland (0.3%)
Advanced Digital Broadcast Holdings SA ‡	11,620	1,247

United Kingdom (22.4%)
Amlin PLC	240,600	$1,033
Barclays PLC	583,090	6,228
Barratt Developments PLC	229,730	4,072
Burren Energy PLC	560,570	10,759
GlaxoSmithKline PLC	106,230	2,715
Kensington Group PLC	350,770	6,701
MFI Furniture PLC	2,766,090	3,269
NETeller PLC ‡	370,830	5,163
Northern Rock PLC	333,150	6,163
Punch Taverns PLC	441,740	6,798
Redrow PLC	719,600	6,624
RPS Group PLC	1,389,157	4,320
Shire PLC	157,750	2,530
Trinity Mirror PLC	390,630	4,248
Tullow Oil PLC	1,253,970	6,986
Vodafone Group PLC	3,297,490	6,915
William Hill PLC	409,350	4,154
Total Common Stocks (cost: $334,250)		370,197

	Principal
	Amount	Value
SECURITY LENDING COLLATERAL (3.4%)
Debt (3.3%)
Bank Notes (0.2%)
Bank of America
4.49%, due 03/20/2006	$130	$130
4.56%, due 06/07/2006 *	327	327
4.56%, due 08/10/2006 *	325	325
Certificates of Deposit (0.1%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	65	65
Rabobank Nederland
4.48%, due 05/31/2006 *	325	325
Commercial Paper (0.5%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	195	195
Ciesco LLC
4.44%, due 03/01/2006	191	191
Compass Securitization-144A
4.35%, due 02/06/2006	322	322
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	63	63
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	78	78
4.40%, due 02/14/2006	130	130
4.44%, due 02/16/2006	130	130
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	128	128

Paradigm Funding LLC-144A
4.40%, due 02/01/2006	$325	$325
4.49%, due 02/27/2006	130	130
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	129	129
4.41%, due 02/10/2006	130	130
Yorktown Capital LLC
4.45%, due 02/21/2006	97	97
Euro Dollar Overnight (0.6%)
Abbey National PLC
4.31%, due 02/02/2006	195	195
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	130	130
Fortis Bank
4.42%, due 02/07/2006	390	390
Royal Bank of Scotland
4.31%, due 02/01/2006	260	260
Societe Generale
4.48%, due 02/01/2006	195	195
Svenska Handlesbanken
4.47%, due 02/01/2006	625	625
Wachovia Bank NA
4.39%, due 02/01/2006	325	325
Wells Fargo
4.50%, due 02/07/2006	390	390
Euro Dollar Terms (0.9%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	130	130
Bank of Montreal
4.43%, due 02/21/2006	130	130
Bank of Nova Scotia
4.50%, due 03/27/2006	195	195
Barclays
4.47%, due 03/17/2006	130	130
4.54%, due 03/28/2006	390	390
Calyon
4.46%, due 03/02/2006	325	325
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	195	195
Deutsche Bank
4.45%, due 03/13/2006	195	195
Fortis Bank
4.47%, due 02/15/2006	130	130
4.50%, due 02/27/2006	143	143
Rabobank Nederland
4.51%, due 03/01/2006	260	260
Royal Bank of Canada
4.48%, due 03/21/2006	130	130
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	130	130
Societe Generale
4.46%, due 03/01/2006	260	260

The Bank of the West
4.50%, due 03/20/2006	$130	$130
UBS AG
4.43%, due 02/21/2006	130	130
Wells Fargo
4.43%, due 02/28/2006	325	325
Repurchase Agreements (1.0%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $636 on 02/01/2006	636	636
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $2,054 on 02/01/2006	2,054	2,054
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $98 on 02/01/2006	98	98
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $520 on 02/01/2006	520	520
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $612 on 02/01/2006	611	611

	Shares	Value
Investment Companies (0.1%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	324,925	$325
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	246,849	247
Total Security Lending Collateral (cost: $13,549)		13,549
Total Investment Securities (cost: $360,608)		$395,588

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $12,798.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $3,998, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
(a)	Passive Foreign Investment Company.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $1,565 or 0.4% of the total investments of the Fund.

ADR	American Depositary Receipt

	Percentage of
	Total Investment	Value
INVESTMENTS BY INDUSTRY:
Oil & Gas Extraction	21.6%	$84,907
Commercial Banks	10.5%	41,481
Telecommunications	4.4%	17,546
Amusement & Recreation Services	3.7%	14,649
Beer, Wine & Distilled Beverages	3.6%	14,531
Security & Commodity Brokers	3.5%	13,792
Restaurants	3.4%	13,592
Business Services	2.9%	11,727
Manufacturing Industries	2.8%	11,072
Electronic Components & Accessories	2.8%	10,807
Motor Vehicles, Parts & Supplies	2.7%	10,796
Residential Building Construction	2.7%	10,696
Computer & Office Equipment	2.5%	9,941
Computer & Data Processing Services	2.2%	8,856
Furniture & Fixtures	2.0%	8,115
Lumber & Other Building Materials	2.0%	7,756
Automotive	1.9%	7,379
Pharmaceuticals	1.7%	6,811
Transportation & Public Utilities	1.6%	6,497
Radio & Television Broadcasting	1.6%	6,492
Mortgage Bankers & Brokers	1.6%	6,163
Petroleum Refining	1.5%	5,818
Metal Mining	1.3%	5,272
Water Transportation	1.2%	4,669
Electronic & Other Electric Equipment	1.1%	4,469
Environmental Services	1.1%	4,320
Printing & Publishing	1.1%	4,248
Rubber & Misc. Plastic Products	1.1%	4,168
Engineering & Management Services	1.0%	3,755
Fabricated Metal Products	0.8%	2,979
Primary Metal Industries	0.8%	2,977
Instruments & Related Products	0.7%	2,919
Holding & Other Investment Offices	0.7%	2,807
Chemicals & Allied Products	0.7%	2,750
Personal Credit Institutions	0.6%	2,385
Stone, Clay & Glass Products	0.5%	2,130
Health Services	0.4%	1,734
Insurance	0.3%	1,033
Investment Securities, at Value	96.6%	382,039
Security Lending Collateral	3.4%	13,549
Total Investment Securities	100.0%	$395,588

TA IDEX Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
PREFERRED STOCKS (7.8%)
Brazil (7.1%)
All America Latina Logistica SA	43,000	$2,328
Banco Bradesco SA	113,240	4,450
Centrais Eletricas Brasileiras SA-Class B	104,333,000	1,979
Cia de Bebidas das Americas, ADR	36,300	1,487
Cia Energetica de Minas Gerais	2,163,000	104
Eletropaulo Metropolitana de Sao Paulo SA ‡	44,889,400	2,048
Empresa Brasileira de Aeronautica SA	167,000	1,716
Lojas Americanas SA	105,686,000	4,057
Sadia SA	1,119,000	3,740
South Korea (0.7%)
Hyundai Motor Co.	13,720	784
LG Electronics, Inc.	15,910	883
S-Oil Corp.	8,860	515
Total Preferred Stocks (cost: $20,780)		24,091
COMMON STOCKS (92.2%)
Argentina (0.1%)
IRSA Inversiones y Representaciones SA, GDR ‡	13,900	153
Transportadora de Gas del Sur SA ‡ §	124,400	132
Bermuda (1.1%)
Dairy Farm International Holdings, Ltd.	158,400	567
Guoco Group, Ltd.	99,000	1,089
Midland Holdings, Ltd.	2,068,000	1,158
Varitronix International, Ltd.	821,000	582
Brazil (9.1%)
Banco Nossa Caixa SA	55,000	1,317
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	121,100	4,557
Cia de Bebidas das Americas, ADR	10,000	347
Cia Vale do Rio Doce-Class A, ADR	79,600	3,533
Cyrela Brazil Realty SA, GDR-144A	24,100	3,591
Diagnosticos da America SA ‡	155,000	3,885
Empresa Brasileira de Aeronautica SA	114,000	1,128
Natura Cosmeticos SA	20,400	1,073
Petroleo Brasileiro SA, ADR	59,300	5,604
Tele Norte Leste Participacoes SA	130,000	3,012
Telesp Celular Participacoes SA Preferred, ADR ‡	18,800	91
Cayman Islands (0.3%)
Hutchison Telecommunications International, Ltd. ‡	473,000	802
China (0.8%)
Sinopec Zhenhai Refining & Chemical Co., Ltd.-Class H	760,000	1,030
Sinotrans, Ltd.-Class H	3,533,000	1,389

Egypt (3.0%)
Commercial International Bank, GDR	89,600	$890
Commercial International Bank, GDR-144A	67,600	672
Eastern Tobacco	14,388	880
Orascom Telecom Holding SAE ‡	63,802	4,092
Vodafone Egypt Telecommunications SAE	152,935	2,725
Hong Kong (2.5%)
Hang Lung Development Co.	600,000	1,349
Henderson Land Development	603,000	3,081
Hong Kong & Shanghai Hotels Co.	519,000	561
Link (The) REIT ‡ (a)	772,000	1,493
Shaw Brothers (Hong Kong)	265,000	307
Television Broadcasts, Ltd.	175,000	952
India (15.5%)
Amtek Auto, Ltd.	366,300	2,346
Bajaj Auto, Ltd.	19,900	974
Bharat Heavy Electricals	52,955	2,162
Bharat Petroleum Corp., Ltd.	255,300	2,402
Bharti Televentures ‡	272,500	2,201
Cipla, Ltd.	97,200	974
GAIL India, Ltd.	329,520	2,185
Gateway Distriparks, Ltd.	3,895	20
Gateway Distriparks, Ltd., GDR-144A ‡	39,400	201
Global Fuel Management Services, Ltd. ‡	203,500	271
HCL Technologies, Ltd.	157,500	2,240
Hindustan Petroleum Corp.	336,300	2,361
Housing Development Finance Corp.	134,700	4,099
ICICI Bank, Ltd., Sponsored ADR	88,500	2,781
Infosys Technologies, Ltd.	18,200	1,190
ITC, Ltd.	847,900	2,982
Larsen & Toubro, Ltd.	81,200	3,996
Mahindra & Mahindra, Ltd.	142,569	1,808
NTPC, Ltd.	204,300	534
Oil & Natural Gas Corp., Ltd.	33,480	941
Patni Computer Systems, Ltd.	25,200	277
Ranbaxy Laboratories, Ltd.	102,864	932
Reliance Capital Ventures, Ltd. ‡	203,500	271
Reliance Communication Ventures, Ltd. ‡	203,500	271
Reliance Energy Ventures, Ltd. ‡	203,500	271
Reliance Industries, Ltd.	192,300	3,117
Rico Auto Industries, Ltd.	174,100	378
Sun Pharmaceuticals Industries, Ltd.	55,500	877
Tata Consultancy Services, Ltd.	103,745	3,935
Trent, Ltd.	27,039	559
Indonesia (4.9%)
Aneka Tambang Tbk PT	5,894,400	2,682
Astra International Tbk PT	2,386,000	2,644
Bank Mandiri Persero Tbk PT	9,094,000	1,725
Gudang Garam Tbk PT	1,052,500	1,215
Indosat Tbk PT	4,124,500	2,570
Telekomunikasi Indonesia Tbk PT	6,362,000	4,322

Israel (1.9%)
Bank Hapoalim, Ltd.	599,138	$2,753
Bank Leumi Le-Israel	745,000	2,798
Israel Discount Bank, Ltd.-Class A ‡	81,000	160
Mexico (7.6%)
America Movil SA de CV-Class L, ADR	49,900	1,683
Cemex SA de CV, Sponsored ADR	57,700	3,807
Coca-Cola Femsa SA, Sponsored ADR	22,000	657
Consorcio ARA SA de CV	270,200	1,296
Corp Interamericana de Entretenimiento SA-Class B ‡	393,200	835
Corporacion Geo SA de CV-Class B ‡	763,800	2,627
Empresas ICA Sociedad Controladora SA de CV ‡	681,500	2,158
Fomento Economico Mexicano SA de CV, Sponsored ADR	18,400	1,441
Grupo Financiero Banorte SA de CV-Class O	445,600	1,062
Grupo Financiero Inbursa SA-Class O	923,900	1,549
Grupo Televisa SA, Sponsored ADR	27,100	2,264
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV ‡	1,407,100	1,741
Sare Holding SA de CV-Class B ‡	1,746,420	2,172
Norway (0.7%)
DET Norske Oljeselskap	266,300	2,200
Panama (0.9%)
Banco Latinoamericano de Exportaciones SA	151,100	2,644
Peru (0.1%)
Cia de Minas Buenaventura SA, ADR	15,300	424
Philippine Islands (1.2%)
Jollibee Foods Corp.	1,474,700	1,076
SM Prime Holdings	16,583,372	2,483
Singapore (0.3%)
Singapore Press Holdings, Ltd.	410,000	1,086
South Africa (4.4%)
Anglo Platinum, Ltd.	39,900	3,305
Harmony Gold Mining Co., Ltd., ADR ‡	41,400	771
Impala Platinum Holdings, Ltd.	13,700	2,364
JD Group, Ltd.	62,900	889
Liberty Group, Ltd.	6,500	91
Massmart Holdings, Ltd.	152,900	1,487
Murray & Roberts Holdings, Ltd.	264,370	917
Standard Bank Group, Ltd.	22,300	300
Steinhoff International Holdings, Ltd.	682,700	2,363
Tiger Brands, Ltd.	35,282	927
South Korea (21.0%)
Amorepacific Corp.	5,020	1,786
Daegu Bank	64,650	1,016
Danal Co., Ltd. ‡	19,920	298
FINETEC Corp.	72,450	763
GS Engineering & Construction Corp.	12,630	639
GS Home Shopping, Inc.	20,059	2,251
Hana Financial Group, Inc.	51,601	2,531
Humax Co., Ltd. ‡	93,241	2,495

Hynix Semiconductor, Inc. ‡	152,040	$5,881
Hyundai Development Co. ‡	21,340	841
Hyundai Engineering & Construction, Co., Inc. ‡	52,394	2,554
Hyundai Heavy Industries Co., Ltd.	55,050	3,996
Hyundai Motor Co.	35,424	3,203
Industrial Bank Of Korea ‡	84,000	1,494
Jeonbuk Bank	90,471	786
Joongang Construction ‡	12,190	351
Kia Motors Corp.	158,660	3,702
Kolon Engineering & Construction Co., Ltd.	15,480	203
KT&G Corp.	41,520	2,011
Kyeryong Construction Industrial Co., Ltd.	23,430	741
LG Corp.	27,480	993
LG Electronics, Inc.	23,440	2,030
Mobilians Co., Ltd. ‡	17,690	225
MtekVision Co., Ltd.	34,614	1,202
NCSoft Corp. ‡	25,750	2,109
NHN Corp. ‡	8,084	2,377
Shinhan Financial Group Co., Ltd. ‡	49,520	2,108
SK Corp.	23,260	1,435
SK Telecom Co., Ltd.	2,078	414
SK Telecom Co., Ltd., ADR	155,000	3,601
S-Oil Corp.	32,410	2,306
Ssangyong Motor Co. ‡	356,420	2,876
Telechips, Inc. ‡	26,717	762
Woori Finance Holdings Co., Ltd. ‡	176,960	3,487
Yedang Entertainment Co., Ltd. ‡	89,140	1,068
Taiwan (7.7%)
China Motor Corp.	522,000	621
Continental Engineering Corp.	956,000	415
Fubon Financial Holding Co., Ltd.	1,747,000	1,566
Fubon Financial Holding Co., Ltd., Sponsored GDR	63,700	558
High Tech Computer Corp.	65,000	1,432
Inventec Appliances Corp.	89,000	638
Lite-On Technology Corp.	2,304,000	3,233
Motech Industries, Inc.	158,000	2,826
President Chain Store Corp.	491,000	1,129
Quanta Computer, Inc.	2,143,000	3,203
Sunplus Technology Co., Ltd.	2,008,000	2,433
Synnex Technology International Corp.	1,103,000	1,402
Uni-President Enterprises Corp.	562,700	322
United Microelectronics Corp.	6,969,000	4,021
Thailand (2.6%)
Advanced Info Service PCL	447,900	1,186
Kiatnakin Bank PCL	922,200	901
Shin Corp. PCL	2,655,600	3,293
Tisco Bank PCL	364,600	267
TMB Bank PCL ‡	18,549,600	2,365
Turkey (4.2%)
Aksigorta AS	331,000	3,159
Haci Omer Sabanci Holding	341,800	2,641
Haci Omer Sabanci Holding AS, ADR	476,300	918

KOC Holding AS	444,029	$2,456
Petkim Petrokimya Holding ‡	145,302	853
Turkiye Vakiflar Bankasi Tao ‡	472,738	2,937
United Kingdom (1.8%)
Highland Gold Mining, Ltd.	60,328	322
HSBC Holdings PLC	130,000	2,169
Old Mutual PLC	702,080	2,402
Standard Chartered PLC	30,790	763
United States (0.5%)
NII Holdings, Inc.-Class B ‡	32,278	1,596
Total Common Stocks (cost: $258,089)		283,648
Total Investment Securities (cost: $278,869)		$307,739

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
§	Security is deemed to be illiquid.
(a)	Passive Foreign Investment Company.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $4,464 or 1.5% of the total investments of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

	Percentage of
	Total Investment	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	13.6%	$41,995
Telecommunications	10.3%	31,587
Electronic Components & Accessories	6.9%	21,383
Holding & Other Investment Offices	5.8%	17,920
Automotive	4.5%	13,969
Metal Mining	4.4%	13,401
Real Estate	4.3%	13,111
Computer & Data Processing Services	4.3%	13,097
Petroleum Refining	3.3%	10,048
Oil & Gas Extraction	2.8%	8,745
Tobacco Products	2.3%	7,088
Chemicals & Allied Products	2.2%	6,829
Food Stores	2.0%	6,253
Construction	1.9%	5,868
Security & Commodity Brokers	1.8%	5,648
Food & Kindred Products	1.6%	4,989
Electric Services	1.5%	4,665
Department Stores	1.3%	4,057

Transportation Equipment	1.3%	$3,996
Management Services	1.3%	3,935
Health Services	1.3%	3,886
Stone, Clay & Glass Products	1.2%	3,807
Pharmaceuticals	1.2%	3,777
Misc. General Merchandise Stores	1.2%	3,738
Computer & Office Equipment	1.1%	3,233
Radio & Television Broadcasting	1.0%	3,216
Insurance	1.0%	3,160
Communications Equipment	1.0%	3,133
Residential Building Construction	1.0%	3,013
Aerospace	0.9%	2,844
Automotive Dealers & Service Stations	0.9%	2,644
Specialty- Real Estate	0.9%	2,627
Life Insurance	0.8%	2,493
Furniture & Fixtures	0.8%	2,363
Industrial Machinery & Equipment	0.8%	2,346
Railroads	0.8%	2,328
Gas Production & Distribution	0.8%	2,317
Electronic & Other Electric Equipment	0.7%	2,162
Engineering & Management Services	0.7%	2,110
Beverages	0.7%	2,098
Amusement & Recreation Services	0.6%	1,903
Beer, Wine & Distilled Beverages	0.6%	1,834
Business Services	0.5%	1,657
Transportation & Public Utilities	0.5%	1,610
Printing & Publishing	0.4%	1,086
Restaurants	0.3%	1,076
Furniture & Home Furnishings Stores	0.3%	889
Hotels & Other Lodging Places	0.2%	561
Shoe Stores	0.2%	559
Motor Vehicles, Parts & Supplies	0.1%	378
Motion Pictures	0.1%	307
Total Investments Securities	100.0%	$307,739

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (87.6%)
U.S. Treasury Bond
6.63%, due 02/15/2027	$900	$1,124
U.S. Treasury Inflation Indexed Bond
3.38%, due 01/15/2007	26,198	26,570
3.63%, due 01/15/2008	78,667	81,352
3.88%, due 01/15/2009	33,504	35,441
4.25%, due 01/15/2010	50,516	55,096
0.88%, due 04/15/2010	20,449	19,598
3.50%, due 01/15/2011	32,025	34,452
3.38%, due 01/15/2012	505	547
3.00%, due 07/15/2012	42,872	45,651
1.88%, due 07/15/2013	67,045	66,655
2.00%, due 01/15/2014	39,151	39,204
2.00%, due 07/15/2014	50,436	50,525
1.88%, due 07/15/2015	17,884	17,709
2.38%, due 01/15/2025	44,145	46,657
2.00%, due 01/15/2026	10,755	10,736
3.63%, due 04/15/2028	35,194	45,553
3.88%, due 04/15/2029	39,364	53,255
3.38%, due 04/15/2032	1,114	1,453
Total U.S. Government Obligations (cost: $632,007)		631,578
U.S. GOVERNMENT AGENCY OBLIGATIONS (5.7%)
Fannie Mae
4.33%, due 09/07/2006 *	2,600	2,600
3.31%, due 09/21/2006 *	10,500	10,496
4.53%, due 10/01/2044 *	234	236
Fannie Mae - February TBA
5.50%, due 02/01/2036	18,600	18,396
Fannie Mae - March TBA
5.00%, due 03/01/2036	9,000	8,685
Fannie Mae, Series 2003-63, Class FA
4.19%, due 08/25/2034 *	959	958
Total U.S. Government Agency Obligations (cost: $41,532)		41,371
FOREIGN GOVERNMENT OBLIGATIONS (0.7%)
Canada Government
3.00%, due 12/01/2036	CAD 418	498
Russian Federation
5.00%, due 03/31/2030 (a)	$4,200	4,693
Total Foreign Government Obligations (cost: $4,678)		5,191
MORTGAGE-BACKED SECURITIES (1.1%)
Bank of America Mortgage Securities, Series 2004-1, Class 5A1
6.50%, due 09/25/2033	139	139

Carrington Mortgage Loan Trust, Series 2005-NC3, Class A1A
4.61%, due 06/25/2035 *	$118	$118
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2
4.82%, due 04/25/2035 *	3,683	3,683
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R2, Class 1AF1 -144A
4.87%, due 06/25/2035 *	611	613
Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2
4.75%, due 06/25/2045 *	1,933	1,936
GSAMP Trust, Series 2004-SEA2, Class A2A
4.82%, due 03/25/2034 *	314	314
Quest Trust, Series 2005-X1, Class A1-144A
4.71%, due 03/25/2035 *	63	63
Residential Asset Mortgage Product, Inc., Series 2004-RS9, Class AII1
4.69%, due 09/25/2013 *	493	493
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-6XS, Class A1
4.65%, due 03/25/2035 *	137	137
Truman Capital Mortgage Loan Trust, Series 2004-1, Class A1-144A
4.87%, due 01/25/2034 *	93	94
Total Mortgage-Backed Securities (cost: $7,588)		7,590
ASSET-BACKED SECURITIES (0.5%)
Citigroup Mortgage Loan Trust, Inc., Series 2005-1L, Class A1A
4.90%, due 12/25/2035 *	99	99
Equity One ABS, Inc., Series 2004-1, Class AV2
4.83%, due 04/25/2034 *	310	310
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035 *	1,582	1,555
Sequoia Mortgage Trust, Series 5, Class A
4.83%, due 10/19/2026 *	458	459
Small Business Administration, Series 2004-P10, Class A
4.50%, due 02/10/2014	1,076	1,045
Total Asset-Backed Securities (cost: $3,522)		3,468
CORPORATE DEBT SECURITIES (4.1%)
Automotive (0.4%)
DaimlerChrysler North America Holding Corp.
4.70%, due 03/07/2007 *	2,800	2,801
Commercial Banks (0.1%)
Rabobank Nederland-144A
4.64%, due 01/15/2009 *	400	400
Resona Bank, Ltd., Subordinated Note-144A
5.85%, due 09/15/2049 (b)	200	199
Gas Production & Distribution (0.0%)
El Paso Corp.
7.63%, due 08/16/2007	100	102

Insurance (0.0%)
Residential Reinsurance, Ltd.-144A
7.35%, due 06/08/2006 * §	$300	$285
Mortgage Bankers & Brokers (0.2%)
Atlantic & Western Re, Ltd., Series A-144A
10.50%, due 01/09/2007 * §	1,100	1,102
Atlantic & Western Re, Ltd., Series B-144A
10.75%, due 01/09/2009 * §	700	699
Personal Credit Institutions (2.4%)
Ford Motor Credit Co.
6.88%, due 02/01/2006	1,000	1,000
5.29%, due 11/16/2006 *	1,700	1,686
5.45%, due 03/21/2007 *	2,900	2,841
General Electric Capital Corp.
4.48%, due 03/04/2008 *	2,300	2,301
4.52%, due 12/12/2008 *	500	500
General Motors Acceptance Corp.
5.24%, due 05/18/2006 *	1,500	1,494
5.50%, due 01/16/2007 *	4,200	4,100
Toyota Motor Credit Corp.
4.31%, due 09/18/2006 *	3,500	3,500
Revenue-Miscellaneous (0.1%)
New Hampshire Municipal Bond Bank, Series B
5.00%, due 08/15/2013	500	543
Revenue-Tobacco (0.1%)
Tobacco Settlement Financing Corp., RI
6.00%, due 06/01/2023	600	628
Security & Commodity Brokers (0.8%)
Citigroup, Inc.
4.71%, due 01/30/2009 *	500	500
Goldman Sachs Group, Inc.
4.82%, due 06/28/2010 *	3,000	3,010
Goldman Sachs Group, Inc., Series E
4.61%, due 08/01/2006 *	2,100	2,101
Total Corporate Debt Securities (cost: $29,797)		29,792
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.1%)
U.S. Treasury Bill
3.90%, due 03/02/2006 d	300	299
3.83%, due 03/16/2006 # d	585	582
Total Short-Term U.S. Government Obligations (cost: $881)		881
COMMERCIAL PAPER (0.2%)
Commercial Banks (0.2%)
UBS Finance Delaware LLC
4.47%, due 02/01/2006	1,300	1,300
Total Commercial Paper (cost: $1,300)		1,300
Total Investment Securities (cost: $721,305)		$721,171

	Contracts ◆	Value
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
U.S. 10 Year Treasury Note Futures	155	$(3)
Call Strike $111.00
Expires 02/24/2006
U.S. 10 Year Treasury Note Futures	67	(14)
Call Strike $110.00
Expires 03/24/2006
U.S. 10 Year Treasury Note Futures	20	(10)
Call Strike $110.00
Expires 05/26/2006
Put Options (0.0%)
U.S. 10 Year Treasury Note Futures	66	(7)
Put Strike $107.00
Expires 02/24/2006
U.S. 10 Year Treasury Note Futures	89	(29)
Put Strike $108.00
Expires 02/24/2006
U.S. 10 Year Treasury Note Futures	67	(9)
Put Strike $106.00
Expires 03/24/2006
U.S. 10 Year Treasury Note Futures	20	(12)
Put Strike $107.00
Expires 05/26/2006
Total Written Options (premiums: $111)		(84)

SWAP AGREEMENTS:

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)
Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar -LIBOR. §
Counterparty: UBS AG	06/21/06	$3,800	$1
Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar -LIBOR. §
Counterparty: Goldman Sachs Capital Markets, LP	06/21/06	3,100	1
Receive a floating rate based on 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. §
Counterparty: Barclays Bank PLC	06/21/06	4,000	(6)
Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar -LIBOR. §
Counterparty: Goldman Sachs Capital Markets, LP	06/21/06	15,800	18

Receive a floating rate based on 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. §
Counterparty: Morgan Stanley Capital, Inc.	06/21/06	$100	$(1)
Receive a floating rate based on 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. §
Counterparty: JP Morgan & Chase	06/21/06	8,400	(47)
Receive a floating rate based on 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. §
Counterparty: Goldman Sachs Capital Markets, LP	6/21/2006	8,100	(45)
Receive a floating rate based on 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. §
Counterparty: Bank of America, N.A.	6/21/2006	16,800	(94)
Receive a floating rate based on 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. §
Counterparty: Barclays Bank PLC	6/21/2006	5,000	2
Receive a floating rate based on 6-month EURIBOR and pay a fixed rate equal to 4.50%. §
Counterparty: Goldman Sachs Capital Markets, LP	06/17/15	8,400	236
Receive a fixed rate equal to 2.1025% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. §
Counterparty: Barclays Bank PLC	10/15/10	5,000	30
Receive a fixed rate equal to 2.45% and the Fund will pay to the counterparty at the notional amount in the event of default of General Motors Acceptance Corp., 6.875%, due 8/28/2012 §
Counterparty: Morgan Stanley Capital, Inc.	09/20/07	600	(13)
Total Swap Agreements (premium $578)		$79,100	$82

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Canadian Dollar	(487)	02/23/2006	$(417)	$(9)
			$(417)	$(9)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts	Date	Amount	(Depreciation)
10 Year U.S. Treasury Note	(59)	03/31/2006	$(6,398)	$33
5 Year U.S. Treasury Note	148	03/31/2006	15,649	(78)
90-Day Euro Dollar	36	06/19/2006	8,557	(6)
90-Day Euro Dollar	45	03/19/2007	10,706	(8)
90-Day Euro Dollar	45	06/18/2007	10,708	(8)
90-Day Euro Dollar	45	09/17/2007	10,709	(9)
90-Day Euro Dollar	45	12/17/2007	10,708	(8)
U.S. Treasury Long Bond	(19)	03/31/2006	(2,144)	29
			$58,495	$(55)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of January 31, 2006.
(a)	Russian Federation has a coupon rate of 5.00% until 03/31/2007, thereafter the coupon rate will become 7.50%.
(b)	Resona Bank, Ltd -144A has a coupon rate of 5.85% until 04/15/2016, thereafter the coupon rate will reset quarterly at the 3-Month EURIBOR +277 BP.
§	Security is deemed to be illiquid.
#

At January 31, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at January 31, 2006, is $184.

◆	Contract amounts are not in thousands.
d

At January 31, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open future contracts. The value of all securities segregated at January 31, 2006, is $697.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $3,455 or 0.5% of the total investments of the Fund.

CAD	Canadian dollar
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offer Rate
TBA	Mortgage-backed securities traded under delayed delivery commitments. Income on TBA’s are not earned until settlement date.

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (8.4%)
U.S. Treasury Bond
8.75%, due 05/15/2017	$1,313	$1,782
7.88%, due 02/15/2021 †	200	267
8.13%, due 05/15/2021	600	820
8.00%, due 11/15/2021 †	2,000	2,720
6.00%, due 02/15/2026	530	615
5.25%, due 02/15/2029	500	536
U.S. Treasury Inflation Indexed Bond
3.38%, due 01/15/2007	4,741	4,808
1.88%, due 07/15/2013	161	161
2.00%, due 07/15/2014	524	525
1.88%, due 07/15/2015	2,439	2,415
2.00%, due 01/15/2016	1,394	1,396
2.38%, due 01/15/2025	377	399
2.00%, due 01/15/2026	598	596
U.S. Treasury Note
3.50%, due 02/15/2010 †	2,000	1,926
4.25%, due 08/15/2013 †	5,200	5,104
Total U.S. Government Obligations (cost: $24,236)		24,070
U.S. GOVERNMENT AGENCY OBLIGATIONS (44.8%)
Fannie Mae
3.00%, due 08/25/2009	54	53
5.50%, due 07/01/2016	272	274
5.50%, due 12/01/2016	88	89
5.50%, due 01/01/2017	108	109
5.50%, due 02/01/2017	114	115
5.50%, due 05/01/2017	126	126
5.00%, due 11/01/2017	756	749
5.00%, due 02/01/2018	235	233
5.00%, due 03/01/2018	735	727
5.00%, due 05/01/2018	45	45
5.00%, due 06/01/2018	1,036	1,025
5.00%, due 08/01/2018	203	201
5.00%, due 05/01/2019	326	323
5.00%, due 09/01/2019	261	258
5.00%, due 10/01/2019	490	485
5.00%, due 11/01/2019	905	895
5.00%, due 12/01/2019	321	317
5.46%, due 01/01/2028 *	123	126
5.50%, due 11/01/2032	2,527	2,505
5.50%, due 01/01/2033	756	749
5.50%, due 04/01/2033	5,351	5,305
5.50%, due 07/01/2033	222	220
5.50%, due 08/01/2033	258	256

5.50%, due 11/01/2033	$52	$51
5.50%, due 01/01/2034	543	538
5.50%, due 04/01/2034	5,098	5,054
5.50%, due 05/01/2034	2,854	2,829
5.50%, due 06/01/2034	41	40
5.50%, due 09/01/2034	361	358
5.50%, due 11/01/2034	2,679	2,652
5.50%, due 01/01/2035	4,086	4,046
5.50%, due 02/01/2035	13,769	13,638
5.50%, due 03/01/2035	1,129	1,118
5.50%, due 04/01/2035	1,743	1,725
5.50%, due 05/01/2035	1,821	1,802
5.50%, due 06/01/2035	1,605	1,589
5.50%, due 07/01/2035	764	756
5.50%, due 08/01/2035	156	155
5.50%, due 09/01/2035	632	626
5.00%, due 10/01/2035	6,923	6,691
5.50%, due 10/01/2035	2,286	2,262
5.50%, due 11/01/2035	303	300
4.73%, due 09/25/2042 *	1,126	1,132
4.53%, due 10/01/2044 *	2,966	2,984
Fannie Mae - February TBA
5.50%, due 02/01/2036	52,000	51,432
Fannie Mae - March TBA
5.50%, due 03/01/2036	5,700	5,631
Freddie Mac
5.00%, due 06/15/2013	54	54
6.50%, due 03/15/2029	6	6
6.50%, due 04/15/2029	18	19
6.50%, due 07/25/2043	53	54
4.53%, due 10/25/2044 *	1,876	1,886
Ginnie Mae
6.50%, due 07/15/2023	5	5
6.50%, due 02/15/2028	202	212
6.50%, due 06/15/2029	268	281
6.50%, due 01/15/2030	10	10
5.50%, due 03/15/2032	79	79
6.50%, due 06/20/2032	50	52
5.50%, due 12/15/2032	182	183
5.50%, due 12/15/2033	308	310
5.50%, due 02/15/2034	1,445	1,452
Ginnie Mae - February TBA
5.50%, due 02/01/2036	1,500	1,506
Total U.S. Government Agency Obligations (cost: $129,975)		128,703
FOREIGN GOVERNMENT OBLIGATIONS (2.4%)
Canada Government
0.70%, due 03/20/2006	JPY 48,000	410
French Republic
Zero Coupon, due 05/24/2006	EUR 190	229
Hong Kong Government-144A
5.13%, due 08/01/2014	400	399

Italian Republic
0.38%, due 10/10/2006	JPY 80,000	$685
Kingdom of Spain
3.10%, due 09/20/2006	JPY 134,000	1,166
Korea Highway Corp.-144A
5.13%, due 05/20/2015	200	195
Malaysia Government
7.50%, due 07/15/2011	10	11
Republic of Brazil
5.19%, due 04/15/2006 *	72	72
11.50%, due 03/12/2008	122	137
5.25%, due 04/15/2009 *	226	227
10.27%, due 06/29/2009 *	350	407
11.00%, due 01/11/2012	200	248
5.25%, due 04/15/2012 *	245	244
8.00%, due 01/15/2018	263	288
11.00%, due 08/17/2040	150	194
Republic of Peru
9.13%, due 02/21/2012	90	104
9.13%, due 02/21/2012	80	92
5.00%, due 03/07/2017 *	147	140
Republic of South Africa
5.25%, due 05/16/2013	EUR 90	117
Russian Federation
5.00%, due 03/31/2030 (a)	$1,109	1,239
United Mexican States
5.27%, due 01/13/2009 *	65	66
9.88%, due 02/01/2010	75	88
6.38%, due 01/16/2013	75	79
Total Foreign Government Obligations (cost: $6,545)		6,837
MORTGAGE-BACKED SECURITIES (2.6%)
Bank of America Mortgage Securities, Series 2002-K, Class 2A1
5.48%, due 10/20/2032 *	55	55
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-5, Class VIA
5.93%, due 06/25/2032 *	11	11
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1
4.19%, due 01/25/2034 *	240	239
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1
4.82%, due 01/25/2034 *	74	74
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1
4.69%, due 01/25/2034 *	119	118
Countrywide Alternative Loan Trust, Series 2003-J11, Class 4A1
6.00%, due 10/25/2032	18	18
Countrywide Alternative Loan Trust, Series 2005-11CB, Class 2A8
4.50%, due 06/25/2035	979	964

Countrywide Alternative Loan Trust, Series 2005-81, Class A1
4.81%, due 02/25/2037 * m	$1,097	$1,096
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30, Class M
3.86%, due 10/19/2032 *	111	110
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 1A2
4.80%, due 05/25/2034 *	21	21
Credit Suisse First Boston Mortgage Securities Corp., Series 2002, Class P-3
1.90%, due 08/25/2033 * m	135	136
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P1, Class A1
1.53%, due 03/28/2032 m	6	6
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P2A, Class A2
2.14%, due 03/25/2032 m	54	54
Home Equity Asset Trust, Series 2002-1, Class A4
4.83%, due 11/25/2032 *	1	1
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A1
4.65%, due 12/25/2035 *	700	701
KBC Bank Fund Trust III Preferred-144A
9.86%, due 11/29/2049 (b)	15	17
Mellon Residential Funding Corp., Series 2000-TBC3, Class A1
4.91%, due 12/15/2030 *	1,145	1,146
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1
6.50%, due 03/25/2032	18	18
Sequoia Mortgage Trust, Series 10, Class 2A1
4.75%, due 10/20/2027 *	194	194
SLM Student Loan Trust, Series 2004-8, Class A2
4.64%, due 07/25/2013 *	785	785
Soundview Home Equity Loan Trust, Series 2005-B, Class A1
4.64%, due 05/25/2035 *	493	493
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A-1
4.81%, due 09/19/2032 *	109	110
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1
4.81%, due 02/25/2036 * m	1,100	1,100
Structured Asset Securities Corp., Series 2002-HF1, Class A
4.82%, due 01/25/2033 *	4	4
Total Mortgage-Backed Securities (cost: $7,486)		7,471
ASSET-BACKED SECURITIES (7.8%)
ACE Securities Corp., Series 2006-NC1, Class A2B
4.63%, due 12/25/2035 *	1,100	1,097
4.71%, due 12/25/2035 *	1,100	1,097
Amortizing Residential Collateral Trust, Series 2002-BC4, Class A
4.82%, due 07/25/2032 *	4	4

Argent Securities, Inc., Series 2006-WI, Class A2A
0.00%, due 03/25/2036	$1,100	$1,100
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1
4.63%, due 10/25/2035 *	1,069	1,045
Bear Stearns Asset Backed Securities, Inc., Series 2002-2, Class A1
4.86%, due 10/25/2032 *	33	33
Centex Home Equity, Series 2005-D, Class AV1
4.64%, due 10/25/2035 *	546	546
Citigroup Mortgage Loan Trust, Inc., Series 2006-WMC1, Class A2A
4.65%, due 12/25/2035 *	1,100	1,101
Countrywide Asset-Backed Certificates, Series 2005-SD1, Class A1A-144A
4.68%, due 05/25/2035 *	70	70
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF1
4.70%, due 02/25/2036 *	700	700
First Horizon Asset Securities, Inc., Series 2000-H, Class IA
7.00%, due 09/25/2030	—	—	☐
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035 *	326	320
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A
0.00%, due 02/19/2036	1,100	1,101
Indymac Residential Asset Backed Trust, Series 2006-A, Class A1
4.66%, due 03/25/2036 *	1,100	1,101
JP Morgan Mortgage Acquisition Corp., Series 2006-FRE1, Class A2
4.61%, due 01/25/2026 *	1,200	1,201
Long Beach Mortgage Loan Trust, Series 2006-WL1, Class 2A1
4.53%, due 01/26/2036	2,200	2,193
Metris Master Trust, Series 2001-2, Class A
4.81%, due 11/20/2009 *	1,100	1,101
Morgan Stanley ABS Capital I, Series 2003-HE2, Class A2
4.87%, due 08/25/2033 *	37	37
Park Place Securities, Inc., Series 2005-WHQ4, Class A2A
4.64%, due 09/25/2035 *	304	304
Quest Trust, Series 2004-X2, Class A-144A
5.09%, due 06/25/2034 *	62	62
Rabobank Capital Funding II-144A
5.26%, due 12/31/2049 (c)	210	206
Rabobank Capital Funding Trust III-144A
5.25%, due 12/31/2049 (d)	280	272
RACERS Series 1997-R-8-3-144A
4.64%, due 08/15/2007 * § m	300	288
Residential Asset Mortgage Products, Inc., Series 2006-NC1, Class A1
4.64%, due 12/25/2027 *	1,100	1,101

Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI1
4.61%, due 10/25/2026 *	$1,200	$1,199
Residential Asset Securities Corp., Series 2006-EMX1, Class A1
4.59%, due 01/25/2036 *	1,100	1,100
Small Business Administration Participation, Series 2003-201
5.13%, due 09/01/2023	89	89
Small Business Administration, Series 2004-20C
4.34%, due 03/01/2024	550	526
Small Business Administration, Series 2004-P10, Class A
4.50%, due 02/10/2014	269	261
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-19, Class 2A1
5.02%, due 01/25/2035 *	1,031	1,035
Washington Mutual, Series 2000-3, Class A
4.83%, due 12/25/2040 *	115	115
Washington Mutual, Series 2002-AR10, Class A6
4.82%, due 10/25/2032 *	16	16
Washington Mutual, Series 2002-AR2, Class A
4.44%, due 02/27/2034 *	46	46
Washington Mutual, Series 2003-R1, Class A1
4.80%, due 12/25/2027 *	1,855	1,854
Total Asset-Backed Securities (cost: $22,395)		22,321
CORPORATE DEBT SECURITIES (4.9%)
Air Transportation (0.2%)
Continental Airlines, Inc.
7.06%, due 09/15/2009	200	204
UAL Corp.
6.20%, due 09/01/2008	285	280
6.60%, due 09/01/2013	124	122
Commercial Banks (1.0%)
China Development Bank
5.00%, due 10/15/2015	100	98
Export-Import Bank of China-144A
5.25%, due 07/29/2014	250	249
HSBC Capital Funding LP-144A
10.18%, due 12/31/2049 (e)	150	226
Rabobank Nederland-144A
4.64%, due 01/15/2009 *	1,100	1,099
Santander US Debt SA Unipersonal-144A
4.74%, due 02/06/2009 * §	1,100	1,100
Sumitomo Mitsui Banking-144A
5.63%, due 07/15/2049 (f)	150	149
Communication (0.0%)
Continental Cablevision, Inc.
8.30%, due 05/15/2006	100	101
Electric Services (0.4%)
Florida Power Corp.
4.80%, due 03/01/2013	450	437

NRG Energy, Inc.
7.25%, due 02/01/2014	$600	$608
PSEG Power LLC
6.95%, due 06/01/2012	210	226
Electric, Gas & Sanitary Services (0.2%)
Entergy Gulf States, Inc.
5.70%, due 06/01/2015	200	194
Niagara Mohawk Power Corp.
7.75%, due 10/01/2008	250	266
Environmental Services (0.0%)
Waste Management, Inc.
6.38%, due 11/15/2012	75	79
Gas Production & Distribution (0.2%)
El Paso Energy Corp.
7.75%, due 01/15/2032 †	125	132
Ras Laffan Liquefied Natural Gas Co., Ltd.-144A
3.44%, due 09/15/2009	75	72
Sonat, Inc.
7.63%, due 07/15/2011	370	386
Southern Natural Gas Co.
8.00%, due 03/01/2032	100	113
General Obligation-City (0.1%)
Chicago, IL, Board of Education
5.00%, due 12/01/2012	255	274
Hotels & Other Lodging Places (0.2%)
Harrah’s Operating Co., Inc.
7.50%, due 01/15/2009	10	11
Park Place Entertainment Corp.
7.50%, due 09/01/2009	350	373
Starwood Hotels & Resorts Worldwide, Inc.
7.88%, due 05/01/2012	200	219
Mortgage Bankers & Brokers (0.1%)
Petroleum Export/Cayman-144A
5.27%, due 06/15/2011	175	173
Motion Pictures (0.1%)
Time Warner, Inc.
8.11%, due 08/15/2006	200	203
6.88%, due 05/01/2012	20	21
Municipal Obligations (0.2%)
Fairfax County, VA
7.61%, due 04/01/2013	45	54
Tobacco Settlement Financing Corp., VA
5.25%, due 06/01/2019	200	203
5.50%, due 06/01/2026	200	203
Oil & Gas Extraction (0.2%)
Gaz Capital for Gazprom
8.63%, due 04/28/2034	500	632
Paper & Allied Products (0.2%)
Bowater Canada Finance Corp.
7.95%, due 11/15/2011	10	10

Smurfit-Stone Container Corp.
8.38%, due 07/01/2012	$600	$574
Personal Credit Institutions (0.3%)
Ford Motor Credit Co.
6.88%, due 02/01/2006	700	700
General Motors Acceptance Corp.
5.24%, due 05/18/2006 *	10	10
5.50%, due 01/16/2007 *	40	39
Petroleum Refining (0.0%)
Enterprise Products Operating, LP
4.95%, due 06/01/2010	100	98
Revenue-Building Authority (0.2%)
Liberty, NY, Development Corp.
5.25%, due 10/01/2035	400	444
Revenue-Education (0.1%)
Michigan State Building Authority
5.25%, due 10/15/2013	180	197
Revenue-Tobacco (0.5%)
Golden State Tobacco Securitization Corp.
6.75%, due 06/01/2039	80	90
7.90%, due 06/01/2042	35	42
Tobacco Settlement Financing Corp.
6.00%, due 06/01/2037	730	760
Tobacco Settlement Financing Corp., LA
5.88%, due 05/15/2039	40	42
Tobacco Settlement Financing Corp., NJ
6.38%, due 06/01/2032	420	460
Revenue-Utilities (0.2%)
New York, NY, City Municipal Water Finance Authority
5.00%, due 06/15/2035	90	93
San Antonio, Texas, Texas Water Utility Improvements, Revenue Bonds, Series A
5.00%, due 05/15/2032	450	462
Telecommunications (0.5%)
Cingular Wireless LLC
6.50%, due 12/15/2011	180	192
Deutsche Telekom International Finance BV
8.13%, due 05/29/2012 (g)	EUR 124	185
France Telecom SA
7.00%, due 03/14/2008 (h)	EUR 307	399
KT Corp. -144A
4.88%, due 07/15/2015	200	191
SBC Communications, Inc.
4.13%, due 09/15/2009	575	554
Total Corporate Debt Securities (cost: $13,406)		14,049
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.1%)
U.S. Treasury Bill
3.90%, due 03/02/2006 d	270	269
3.83%, due 03/16/2006 # d	135	134
3.87%, due 03/16/2006	60	60
Total Short-Term U.S. Government Obligations (cost: $463)		463

COMMERCIAL PAPER (26.0%)
Commercial Banks (21.3%)
Barclays U.S. Funding Corp.
4.20%, due 02/27/2006	$1,000	$997
BNP Paribas Finance, Inc.
4.16%, due 02/27/2006	600	598
4.43%, due 04/20/2006	5,400	5,348
4.48%, due 05/10/2006	700	692
Danske Corp.
4.42%, due 04/06/2006	800	794
Dexia Delaware LLC
4.38%, due 03/14/2006	1,100	1,095
DNB NOR Bank ASA
4.39%, due 03/13/2006	3,600	3,583
4.47%, due 04/28/2006	1,200	1,187
HBOS Treasury Services
4.29%, due 02/24/2006	2,400	2,396
4.36%, due 03/07/2006	2,600	2,589
4.39%, due 03/14/2006	700	697
Nordea North America, Inc.
4.38%, due 03/09/2006	4,500	4,480
4.43%, due 04/06/2006	1,400	1,389
Skandinaviska Enskilda Banken AB-144A
4.45%, due 04/10/2006	4,300	4,264
Societe Generale North America, Inc.
4.38%, due 03/20/2006	5,000	4,971
4.42%, due 04/04/2006	1,000	992
4.43%, due 04/20/2006	700	693
Svenska Handelsbanken, Inc.
4.40%, due 03/23/2006	6,000	5,963
Swedbank
4.41%, due 03/28/2006	6,000	5,960
UBS Finance Delaware LLC
4.43%, due 04/10/2006	3,400	3,372
4.44%, due 04/10/2006	3,200	3,173
Westpac Trust Securities NZ, Ltd., London
4.44%, due 04/28/2006	6,100	6,035
Holding & Other Investment Offices (0.5%)
San Paolo IMI US Financial Co.
4.14%, due 02/24/2006	1,500	1,496
Mortgage Bankers & Brokers (0.4%)
Barclays U.S. Funding Corp.
4.31%, due 02/28/2006	1,300	1,296
Personal Credit Institutions (1.9%)
General Electric Capital Corp.
4.38%, due 03/15/2006	5,400	5,372
Security & Commodity Brokers (1.9%)
IXIS Commercial Paper-144A
4.41%, due 04/04/2006	5,400	5,359
Total Commercial Paper (cost: $74,791)		74,791

	Contracts ◆	Value
PURCHASED OPTIONS (0.0%)
Put Options (0.0%)
90-Day Euro Dollar Futures	96	$1
Put Strike $91.75
Expires 12/18/2006
Total Purchased Options (cost: $1)		1
PURCHASED SWAPTIONS (0.0%)
Covered Call Swaptions (0.0%)
EURIBOR Rate Swaption § m	1,100,000	4
Call Strike $4.00
Expires 02/13/2006
LIBOR Rate Swaption § m	20,000,000	3
Call Strike $4.50
Expires 04/04/2006
LIBOR Rate Swaption § m	24,000,000	42
Call Strike $4.50
Expires 10/04/2006
Total Purchased Swaptions (cost: $198)		49
SECURITY LENDING COLLATERAL (3.0%)
Debt (2.9%)
Bank Notes (0.2%)
Bank of America
4.49%, due 03/20/2006	84	84
4.56%, due 06/07/2006 *	211	211
4.56%, due 08/10/2006 *	209	209
Certificates Of Deposit (0.1%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	42	42
Rabobank Nederland
4.48%, due 05/31/2006 *	209	209
Commercial Paper (0.4%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	125	125
Ciesco LLC
4.44%, due 03/01/2006	123	123
Compass Securitization-144A
4.35%, due 02/06/2006	208	208
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	40	40
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	50	50
4.40%, due 02/14/2006	84	84
4.44%, due 02/16/2006	84	84
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	82	82
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	209	209
4.49%, due 02/27/2006	84	84

Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	83	$83
4.41%, due 02/10/2006	84	84
Yorktown Capital LLC
4.45%, due 02/21/2006	63	63
Euro Dollar Overnight (0.6%)
Abbey National PLC
4.31%, due 02/02/2006	125	125
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	84	84
Fortis Bank
4.42%, due 02/07/2006	251	251
Royal Bank of Scotland
4.31%, due 02/01/2006	167	167
Societe Generale
4.48%, due 02/01/2006	125	125
Svenska Handlesbanken
4.47%, due 02/01/2006	402	402
Wachovia Bank NA
4.39%, due 02/01/2006	209	209
Wells Fargo
4.50%, due 02/07/2006	251	251
Euro Dollar Terms (0.7%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	84	84
Bank of Montreal
4.43%, due 02/21/2006	84	84
Bank of Nova Scotia
4.50%, due 03/27/2006	125	125
Barclays
4.47%, due 03/17/2006	84	84
4.54%, due 03/28/2006	251	251
Calyon
4.46%, due 03/02/2006	209	209
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	125	125
Deutsche Bank
4.45%, due 03/13/2006	125	125
Fortis Bank
4.47%, due 02/15/2006	84	84
4.50%, due 02/27/2006	92	92
Rabobank Nederland
4.51%, due 03/01/2006	167	167
Royal Bank of Canada
4.48%, due 03/21/2006	84	84
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	84	84
Societe Generale
4.46%, due 03/01/2006	167	167
The Bank of the West
4.50%, due 03/20/2006	84	84

UBS AG
4.43%, due 02/21/2006	84	$84
Wells Fargo
4.43%, due 02/28/2006	209	209
Repurchase Agreements (0.9%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $409 on 02/01/2006	409	409
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $1,322 on 02/01/2006	1,322	1,322
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $63 on 02/01/2006	63	63
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $335 on 02/01/2006	335	335
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $394 on 02/01/2006	394	394

	Shares	Value
Investment Companies (0.1%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	209,138	$209
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	158,885	159
Total Security Lending Collateral (cost: $8,721)		8,721
Total Investment Securities (cost: $288,217)		$287,476

	Contracts ◆	Value
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
U.S. 10 Year Treasury Note Futures	12	$0 ☐
Call Strike $111.00
Expires 02/24/2006
Put Options (0.0%)
U.S. 10 Year Treasury Note Futures	12	(1)
Put Strike $107.00
Expires 02/24/2006
Total Written Options (premiums: $6)		(1)
Total Investment Securities (cost: $288,217)		$287,476
WRITTEN SWAPTIONS (0.0%)
Covered Call Swaptions (0.0%)
LIBOR Rate Swaption m	9,000,000	(5)
Call Strike $4.54
Expires 04/04/2006
LIBOR Rate Swaption m	11,000,000	(48)
Call Strike $4.54
Expires 10/04/2006
Total Written Swaptions (premiums: $196)		(53)

SWAP AGREEMENTS:

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)
Receive a fixed rate equal to 0.58% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. §
Counterparty: Morgan Stanley Capital Services, Inc.	6/20/2006	$500	$1
Receive a floating rate based on 6-month Japanese Yen-LIBOR and pay a fixed rate equal to 2.00%.
Counterparty: Morgan Stanley Capital Services, Inc.	6/15/2012	130,000	(28)
Receive a fixed rate equal to 3.20% and the Fund will pay to the counterparty at the notional amount in the event of default of General Motors Acceptance Corp, 6.875%, due 8/28/2012
Counterparty: Lehman Brothers Special Financing Inc.	6/20/2007	300	(3)
Receive a fixed rate equal to 2.80% and the Fund will pay to the counterparty at the notional amount in the event of default of General Motors Acceptance Corp, 6.875%, due 8/28/2012.
Counterparty: JP Morgan Chase Bank	6/20/2006	800	(3)
Receive a fixed rate equal to 0.61% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. §
Counterparty: Goldman Sachs International	3/20/2007	425	1
Receive a fixed rate equal to 0.70% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. §
Counterparty: Goldman Sachs International	3/20/2007	175	1
Receive a fixed rate equal to 0.77% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. §
Counterparty: JP Morgan Chase bank	5/20/2007	300	2

Receive a fixed rate equal to 2.1455% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. §
Counterparty: UBS AG	10/15/2010	$2,100	$13
Receive a fixed rate equal to 2.1025% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. §
Counterparty: Barlcays Bank PLC	10/15/2010	1,000	5
Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar - LIBOR. §
Counterparty: Goldman Sachs Capital Markets, LP	6/21/2006	800	1
Receive a floating rate based on 3-month U.S. Dollar-LIBOR and pay a fixed rate equal to 5.00%. §
Counterparty: Goldman Sachs Capital Markets, LP	6/21/2006	2,200	(12)
Receive a floating rate based on 3-month U.S. Dollar-LIBOR and pay a fixed rate equal to 5.00%. §
Counterparty: Morgan Stanley Capital Services, Inc.	6/21/2006	8,200	(46)
Receive a fixed rate equal to 2.09% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. §
Counterparty: BNP Paribas	10/15/2010	2,000	10

Receive a fixed rate equal to 2.00% and the Fund will pay to the counterparty in the event of default on any securities in the DJ CDX HVOL.4 Index, the remaining interest payments on those defaulted securities.

Counterparty: UBS AG	12/20/2010	1,500	5
Receive a floating rate based on 6-month British Pound-LIBOR and pay a fixed rate equal to 4.00%.
Counterparty: Barlcays Bank PLC	12/15/2015	1,800	(7)
Receive a floating rate based on 6-month British Pound-LIBOR and pay a fixed rate equal to 4.00%.
Counterparty: Deutsche Bank AG	12/15/2015	1,000	(7)
Receive a floating rate based on 6-month British Pound-LIBOR and pay a fixed rate equal to 4.00%. §
Counterparty: Deutsche Bank AG	6/21/2006	800	9

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar - LIBOR. §
Counterparty: Citibank	6/21/2006	$1,900	$(15)
Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar - LIBOR.
Counterparty: Deutsche Bank AG	6/21/2006	100	(1)
Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar - LIBOR. §
Counterparty: Morgan Stanley Capital Services, Inc.	6/21/2006	19,500	(126)
Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar - LIBOR. §
Counterparty: UBS AG	6/21/2006	8,500	(58)
Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar - LIBOR.
Counterparty: Deutsche Bank AG	12/15/2015	5,900	7
Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar - LIBOR.
Counterparty: Barlcays Bank PLC	6/21/2006	800	(16)
Total Swap Agreements (premium $-75)		$190,600	$(267)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Euro Dollar	(5,045)	04/28/2006	$(6,222)	$67
			$(6,222)	$67

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts	Date	Amount	(Depreciation)
10 Year Japan Government Bond	1	03/22/2006	$1,168	$(0)
10 Year U.S. Treasury Note	274	03/31/2006	29,172	(157)
2 Year U.S. Treasury Note	(85)	03/31/2006	(17,412)	34
5 Year U.S. Treasury Note	227	03/31/2006	24,002	(29)
90-Day Euro Dollar	97	06/19/2006	23,055	(148)
90-Day Euro Dollar	80	12/18/2006	19,022	(31)
U.S. Treasury Long Bond	(24)	03/31/2006	(2,708)	36
			$76,839	$(295)

NOTES TO SCHEDULE OF INVESTMENTS:

†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $8,530.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
(a)	Russian Federation has a coupon rate of 5.00% until 03/31/2007, thereafter the coupon rate will become 7.50%.
(b)	KBC Bank Fund Trust III-144A has a coupon rate of 9.86% until 11/02/2009, thereafter the coupon rate resets quarterly at the 3-month LIBOR (London Interbank Offer Rate) + 405 BP, if not called.
(c)	Rabobank Capital Funding II-144A has a fixed coupon rate 5.26% until 12/31/2013, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 162.75BP, if not called.
(d)	Rabobank Capital Funding Trust III-144A has a fixed coupon rate 5.25% until 10/21/2016, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 159BP, if not called.
§	Security is deemed to be illiquid.
(e)	HSBC Capital Funding LP -144A has a fixed coupon rate 10.18% until 06/30/2030, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 498BP, if not called.
(f)	Sumitomo Matsui Banking-144A has a fixed coupon rate of 5.63% until 10/15/2015, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 255BP, if not called.
(g)

Deutsche Telekom International Finance BV coupon steps up by 50 BP for each rating downgrade by Standard & Poor’s or Moody’s for each notch below BBB+/Baa1. Coupon steps down by 50 BP for each rating upgrade above Baa2/BBB.

(h)	Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor’s or Moody’s for each notch above or below A-/A3.
††

Cash collateral for the Repurchase Agreements, valued at $2,573, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
☐	Value is less than $1.
◆	Contract amounts are not in thousands.
m	Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Trustees.
#

At January 31, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at January 31, 2006, is $69.

d

At January 31, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at January 31, 2006 is $334.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $15,399 or 5.4% of the total investments of the Fund.

LIBOR	London Interbank Offer Rate
RACERS	Restructured Asset Certificates with Enhanced Returns
TBA	Mortgage-backed securities traded under delayed delivery commitments. Income on TBA’s are not earned until settlement date.

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (102.4%) #
Aerospace (1.7%)
Boeing Co. (The)	3,100	$212
General Dynamics Corp.	800	93
Goodrich Corp.	500	20
Lockheed Martin Corp.	1,400	95
Northrop Grumman Corp.	1,370	85
Textron, Inc.	500	42
United Technologies Corp.	4,000	233
Air Transportation (0.4%)
FedEx Corp.	1,200	121
Southwest Airlines Co.	2,700	44
Amusement & Recreation Services (0.6%)
Disney (Walt) Co. (The)	7,600	192
Harrah’s Entertainment, Inc.	800	59
Apparel & Accessory Stores (0.4%)
Gap (The), Inc.	2,300	42
Kohl’s Corp. ‡	1,300	58
Limited Brands, Inc.	1,300	31
Nordstrom, Inc.	900	38
Apparel Products (0.2%)
Cintas Corp.	600	26
Jones Apparel Group, Inc.	500	16
Liz Claiborne, Inc.	400	14
V.F. Corp.	400	22
Auto Repair, Services & Parking (0.0%)
Ryder System, Inc.	300	13
Automotive (0.7%)
Dana Corp.	600	3
Ford Motor Co.	7,300	63
General Motors Corp.	2,200	53
Genuine Parts Co.	700	30
Harley-Davidson, Inc.	1,200	64
ITT Industries, Inc.	400	41
Navistar International Corp. ‡	300	8
PACCAR, Inc.	700	49
Automotive Dealers & Service Stations (0.1%)
AutoNation, Inc. ‡	750	17
AutoZone, Inc. ‡	200	20
Beverages (2.0%)
Anheuser-Busch Cos., Inc.	3,000	124
Brown-Forman Corp.-Class B	300	21
Coca-Cola Co. (The)	8,100	335

Coca-Cola Enterprises, Inc.	1,100	$22
Constellation Brands, Inc.-Class A ‡	800	21
Molson Coors Brewing Co.-Class B	200	12
Pepsi Bottling Group, Inc.	600	17
PepsiCo, Inc.	6,500	372
Business Credit Institutions (1.0%)
CIT Group, Inc.	800	43
Fannie Mae	3,800	220
Freddie Mac	2,600	176
Business Services (1.5%)
Cendant Corp.	4,000	67
Clear Channel Communications, Inc.	2,200	64
Convergys Corp. ‡	600	10
eBay, Inc. ‡	4,500	194
Equifax, Inc.	500	19
First Data Corp.	2,795	126
Interpublic Group of Cos., Inc. ‡	1,700	17
Monster Worldwide, Inc. ‡	500	21
Moody’s Corp.	900	57
Omnicom Group, Inc.	700	57
Robert Half International, Inc.	700	26
Chemicals & Allied Products (3.7%)
Air Products & Chemicals, Inc.	900	56
Alberto Culver Co.-Class B	300	13
Avon Products, Inc.	1,800	51
Clorox Co.	600	36
Colgate-Palmolive Co.	2,000	110
Dow Chemical Co. (The)	3,800	161
du Pont (E.I.) de Nemours & Co.	3,500	137
Eastman Chemical Co.	300	14
Ecolab, Inc.	800	29
International Flavors & Fragrances, Inc.	300	10
Lauder (Estee) Cos., Inc. (The)-Class A	450	16
Monsanto Co.	1,171	99
PPG Industries, Inc.	700	42
Praxair, Inc.	1,300	68
Procter & Gamble Co.	13,302	788
Rohm & Haas Co.	600	31
Sherwin-Williams Co. (The)	500	26
Commercial Banks (9.7%)
AmSouth Bancorp	1,300	36
Bank of America Corp.	18,422	815
Bank of New York Co., Inc. (The)	2,900	92
BB&T Corp.	2,100	82
Citigroup, Inc.	20,000	932
Comerica, Inc.	700	39
Compass Bancshares, Inc.	500	24
Fifth Third Bancorp	2,200	83
First Horizon National Corp.	500	19
Huntington Bancshares, Inc.	900	21
JP Morgan Chase & Co.	13,848	550

KeyCorp	1,600	$57
M&T Bank Corp.	300	32
Marshall & IIsley Corp.	900	38
Mellon Financial Corp.	1,700	60
National City Corp.	2,200	75
North Fork Bancorp, Inc.	1,900	49
Northern Trust Corp.	800	42
PNC Financial Services Group, Inc.	1,200	78
Regions Financial Corp.	1,781	59
State Street Corp.	1,200	73
SunTrust Banks, Inc.	1,400	100
Synovus Financial Corp.	1,200	33
US Bancorp	7,200	215
Wachovia Corp.	6,102	335
Wells Fargo & Co.	6,600	412
Zions Bancorp	400	32
Communication (0.5%)
Comcast Corp.-Class A ‡	8,419	234
Communications Equipment (2.1%)
ADC Telecommunications, Inc. ‡	442	11
Andrew Corp. ‡	700	9
Avaya, Inc. ‡	1,600	17
CIENA Corp. ‡	2,300	9
Comverse Technology, Inc. ‡	800	22
Corning, Inc. ‡	6,000	146
L-3 Communications Holdings, Inc.	500	40
Lucent Technologies, Inc. ‡	17,600	46
Motorola, Inc.	9,800	223
Network Appliance, Inc. ‡	1,500	47
QUALCOMM, Inc.	6,500	312
Rockwell Collins, Inc.	700	33
Scientific-Atlanta, Inc.	600	26
Tellabs, Inc. ‡	1,700	22
Computer & Data Processing Services (4.9%)
Adobe Systems, Inc.	2,400	95
Affiliated Computer Services, Inc.-Class A ‡	550	34
Autodesk, Inc.	1,000	41
Automatic Data Processing, Inc.	2,300	101
BMC Software, Inc. ‡	900	20
Citrix Systems, Inc. ‡	700	22
Computer Associates International, Inc.	1,800	49
Computer Sciences Corp. ‡	800	41
Compuware Corp. ‡	1,500	12
Electronic Arts, Inc. ‡	1,100	60
Electronic Data Systems Corp.	2,000	50
Fiserv, Inc. ‡	800	35
IMS Health, Inc.	1,000	25
Intuit, Inc. ‡	700	37
Microsoft Corp.	36,400	1,025
NCR Corp. ‡	800	30
Novell, Inc. ‡	1,500	15
Oracle Corp. ‡	14,900	187

Parametric Technology Corp. ‡	1,100	$7
Sabre Holdings Corp.	600	15
Siebel Systems, Inc.	2,100	22
Sun Microsystems, Inc. ‡	13,500	61
Symantec Corp. ‡	4,223	78
Unisys Corp. ‡	1,300	9
Yahoo!, Inc. ‡	5,000	172
Computer & Office Equipment (4.6%)
Apple Computer, Inc. ‡	3,300	249
Cisco Systems, Inc. ‡	24,300	451
Dell, Inc. ‡	9,300	273
EMC Corp. ‡	9,300	125
Gateway, Inc. ‡	1,000	3
Hewlett-Packard Co.	11,300	352
International Business Machines Corp.	6,200	504
Jabil Circuit, Inc. ‡	700	28
Lexmark International, Inc. ‡	500	24
Pitney Bowes, Inc.	1,000	43
Symbol Technologies, Inc.	1,005	12
Construction (0.3%)
Centex Corp.	500	36
Fluor Corp.	400	35
KB Home	300	23
Pulte Homes, Inc.	900	36
Department Stores (0.4%)
Dillard’s, Inc.-Class A	300	8
Federated Department Stores, Inc.	1,042	69
JC Penney Co., Inc.	900	50
TJX Cos., Inc.	1,800	46
Diversified (0.3%)
Honeywell International, Inc.	3,200	123
Drug Stores & Proprietary Stores (0.6%)
CVS Corp.	3,100	86
Walgreen Co.	4,000	173
Educational Services (0.1%)
Apollo Group, Inc.-Class A ‡	600	33
Electric Services (2.3%)
AES Corp. (The) ‡	2,600	44
Allegheny Energy, Inc. ‡	700	24
American Electric Power Co., Inc.	1,600	60
CenterPoint Energy, Inc.	1,200	15
CMS Energy Corp. ‡	900	13
Consolidated Edison, Inc.	1,000	47
Constellation Energy Group, Inc.	700	41
Dominion Resources, Inc.	1,400	106
DTE Energy Co.	700	30
Duke Energy Corp.	3,500	99
Edison International	1,200	53
FirstEnergy Corp.	1,300	65
FPL Group, Inc.	1,600	67

Pinnacle West Capital Corp.	400	$17
PPL Corp.	1,500	45
Progress Energy, Inc.	1,100	48
Sempra Energy	1,000	48
Southern Co. (The)	2,800	97
TECO Energy, Inc.	900	15
TXU Corp.	1,900	96
Xcel Energy, Inc.	1,600	31
Electric, Gas & Sanitary Services (1.0%)
Ameren Corp.	900	46
Cinergy Corp.	800	35
Entergy Corp.	900	63
Exelon Corp.	2,600	149
NiSource, Inc.	1,100	23
PG&E Corp.	1,300	48
Public Service Enterprise Group, Inc.	1,100	77
Electronic & Other Electric Equipment (3.4%)
Cooper Industries, Ltd.-Class A	400	33
Emerson Electric Co.	1,600	124
General Electric Co.	42,000	1,375
Maytag Corp.	300	5
Whirlpool Corp.	300	24
Electronic Components & Accessories (3.4%)
Advanced Micro Devices, Inc. ‡	1,600	67
Altera Corp. ‡	1,400	27
American Power Conversion Corp.	700	17
Analog Devices, Inc.	1,400	56
Applied Micro Circuits Corp. ‡	1,100	4
Broadcom Corp.-Class A ‡	1,200	82
Freescale Semiconductor, Inc.-Class B ‡	1,558	39
Intel Corp.	23,800	506
JDS Uniphase Corp. ‡	6,500	20
Linear Technology Corp.	1,200	45
LSI Logic Corp. ‡	1,500	14
Maxim Integrated Products, Inc.	1,200	49
Micron Technology, Inc. ‡	2,400	35
Molex, Inc.	600	18
National Semiconductor Corp.	1,300	37
Novellus Systems, Inc. ‡	500	14
NVIDIA Corp. ‡	700	31
PMC-Sierra, Inc. ‡	800	8
QLogic Corp. ‡	300	12
Sanmina-SCI Corp. ‡	2,100	9
Solectron Corp. ‡	3,500	13
Texas Instruments, Inc.	6,400	187
Tyco International, Ltd.	7,900	206
Xilinx, Inc.	1,300	37
Entertainment (0.1%)
International Game Technology	1,300	47

Environmental Services (0.2%)
Allied Waste Industries, Inc. ‡	900	$8
Waste Management, Inc.	2,200	69
Fabricated Metal Products (0.2%)
Fortune Brands, Inc.	600	45
Parker Hannifin Corp.	500	38
Finance (1.5%)
SPDR Trust Series 1	5,465	697
Food & Kindred Products (2.4%)
Altria Group, Inc.	8,200	593
Archer-Daniels-Midland Co.	2,600	82
Campbell Soup Co.	800	24
ConAgra Foods, Inc.	2,000	41
General Mills, Inc.	1,400	68
Hercules, Inc. ‡	500	6
Hershey Co. (The)	700	36
HJ Heinz Co.	1,300	44
Kellogg Co.	1,100	47
McCormick & Co., Inc.	600	18
Sara Lee Corp.	2,800	51
Tyson Foods, Inc.-Class A	1,100	16
WM Wrigley Jr. Co.	800	51
Food Stores (0.4%)
Albertson’s, Inc.	1,400	35
Kroger Co. ‡	2,700	50
Safeway, Inc.	1,700	40
Whole Foods Market, Inc.	550	41
Furniture & Fixtures (0.3%)
Johnson Controls, Inc.	800	55
Leggett & Platt, Inc.	800	20
Masco Corp.	1,600	47
Furniture & Home Furnishings Stores (0.1%)
Bed Bath & Beyond, Inc. ‡	1,200	45
Gas Production & Distribution (0.4%)
Dynegy, Inc.-Class A ‡	1,200	7
El Paso Corp.	2,600	35
KeySpan Corp.	700	25
Kinder Morgan, Inc.	400	38
Nicor, Inc.	200	8
Peoples Energy Corp.	200	7
Williams Cos., Inc. (The)	2,300	55
Health Services (0.8%)
Caremark Rx, Inc. ‡	1,800	89
Coventry Health Care, Inc. ‡	700	42
Express Scripts, Inc. ‡	600	55
HCA, Inc.	1,600	79
Health Management Associates, Inc.-Class A	1,000	21
Laboratory Corp. of America Holdings ‡	500	29

Manor Care, Inc.	300	$12
Quest Diagnostics, Inc.	700	35
Tenet Healthcare Corp. ‡	1,800	13
Holding & Other Investment Offices (0.5%)
Apartment Investment & Management Co.-Class A	440	19
Archstone-Smith Trust REIT	900	42
Equity Residential	1,200	51
Plum Creek Timber Co., Inc.	800	30
Public Storage, Inc.	300	22
Vornado Realty Trust REIT	500	44
Hotels & Other Lodging Places (0.3%)
Hilton Hotels Corp.	1,200	30
Marriott International, Inc.-Class A	700	47
Starwood Hotels & Resorts Worldwide, Inc.	900	55
Industrial Machinery & Equipment (1.8%)
American Standard Cos., Inc.	800	29
Applied Materials, Inc.	6,400	122
Baker Hughes, Inc.	1,300	101
Black & Decker Corp.	300	26
Caterpillar, Inc.	2,700	183
Cummins, Inc.	200	19
Deere & Co.	1,000	72
Dover Corp.	900	41
Eaton Corp.	600	40
Illinois Tool Works, Inc.	800	67
Ingersoll-Rand Co.-Class A	1,300	51
National Oilwell Varco, Inc. ‡	700	53
Pall Corp.	500	14
Stanley Works (The)	300	15
Instruments & Related Products (1.1%)
Agilent Technologies, Inc. ‡	1,600	54
Applera Corp.-Applied Biosystems Group	800	23
Bausch & Lomb, Inc.	200	14
Danaher Corp.	900	51
Eastman Kodak Co.	1,200	30
Fisher Scientific International ‡	500	33
KLA-Tencor Corp.	800	42
Millipore Corp. ‡	200	14
PerkinElmer, Inc.	500	11
Raytheon Co.	1,700	70
Rockwell Automation, Inc.	700	46
Snap-On, Inc.	200	8
Tektronix, Inc.	300	9
Teradyne, Inc. ‡	800	14
Thermo Electron Corp. ‡	700	24
Waters Corp. ‡	500	21
Xerox Corp. ‡	3,700	53
Insurance (5.0%)
ACE, Ltd.	1,300	71
Aetna, Inc.	1,200	116
AFLAC, Inc.	2,000	94

Allstate Corp. (The)	2,600	$135
AMBAC Financial Group, Inc.	400	31
American International Group, Inc.	10,200	668
Chubb Corp.	800	75
Cigna Corp.	500	61
Cincinnati Financial Corp.	782	36
Loews Corp.	600	59
MBIA, Inc.	600	37
MGIC Investment Corp.	400	26
Principal Financial Group	1,200	57
Progressive Corp. (The)	800	84
SAFECO Corp.	500	26
St. Paul Travelers Cos., Inc. (The)	2,647	120
UnitedHealth Group, Inc.	5,000	297
UnumProvident Corp.	1,100	22
WellPoint, Inc. ‡	2,500	192
XL Capital, Ltd.-Class A	700	47
Insurance Agents, Brokers & Service (0.5%)
AON Corp.	1,200	41
Hartford Financial Services Group, Inc. (The)	1,200	99
Humana, Inc. ‡	700	39
Marsh & McLennan Cos., Inc.	2,100	64
Leather & Leather Products (0.1%)
Coach, Inc. ‡	1,500	54
Life Insurance (1.0%)
Genworth Financial, Inc.-Class A	1,500	49
Jefferson Pilot Corp.	600	35
Lincoln National Corp.	700	38
Metlife, Inc.	2,800	140
Prudential Financial, Inc.	2,000	151
Torchmark Corp.	400	22
Lumber & Other Building Materials (1.1%)
Home Depot, Inc. (The)	8,300	337
Lowe’s Cos., Inc.	2,900	184
Lumber & Wood Products (0.2%)
Louisiana-Pacific Corp.	400	12
Weyerhaeuser Co.	900	63
Management Services (0.1%)
Paychex, Inc.	1,300	47
Medical Instruments & Supplies (1.8%)
Bard, (C.R.) Inc.	400	25
Baxter International, Inc.	2,500	92
Becton Dickinson & Co.	1,100	71
Biomet, Inc.	1,000	38
Boston Scientific Corp. ‡	2,300	50
Guidant Corp.	1,300	96
Medtronic, Inc.	4,800	271
St. Jude Medical, Inc. ‡	1,400	69
Stryker Corp.	1,100	55
Zimmer Holdings, Inc. ‡	900	62

Metal Cans & Shipping Containers (0.0%)
Ball Corp.	400	$16
Metal Mining (0.5%)
Freeport-McMoRan Copper & Gold, Inc.-Class B	800	51
Newmont Mining Corp.	1,700	105
Phelps Dodge Corp.	400	64
Mining (0.1%)
Vulcan Materials Co.	400	29
Mortgage Bankers & Brokers (0.2%)
Countrywide Financial Corp.	2,400	80
Motion Pictures (1.0%)
News Corp., Inc.-Class A	9,500	150
Time Warner, Inc.	18,500	324
Office Property (0.1%)
Equity Office Properties Trust	1,600	51
Oil & Gas Extraction (3.6%)
Anadarko Petroleum Corp.	1,000	108
Apache Corp.	1,210	91
BJ Services Co.	1,300	53
Burlington Resources, Inc.	1,500	137
Devon Energy Corp.	1,700	116
EOG Resources, Inc.	1,000	85
Halliburton Co.	2,000	159
Kerr-McGee Corp.	500	55
Nabors Industries, Ltd. ‡	700	57
Noble Corp.	600	48
Occidental Petroleum Corp.	1,600	156
Rowan Cos., Inc.	400	18
Schlumberger, Ltd.	2,300	293
Transocean, Inc. ‡	1,300	105
Weatherford International, Ltd. ‡	1,400	63
XTO Energy, Inc.	1,433	70
Paper & Allied Products (1.1%)
3M Co.	2,900	211
Avery Dennison Corp.	500	30
Bemis Co.	400	12
International Paper Co.	1,900	62
Kimberly-Clark Corp.	1,800	103
MeadWestvaco Corp.	700	19
OfficeMax, Inc.	300	9
Pactiv Corp. ‡	600	13
Temple-Inland, Inc.	500	23
Personal Credit Institutions (0.4%)
Capital One Financial Corp.	1,200	100
SLM Corp.	1,600	90
Personal Services (0.1%)
H&R Block, Inc.	1,200	29
Petroleum Refining (6.3%)
Amerada Hess Corp.	300	46

Ashland, Inc.	300	$20
Chevron Corp.	8,841	525
ConocoPhillips	5,508	356
Exxon Mobil Corp.	24,700	1,550
Marathon Oil Corp.	1,370	105
Murphy Oil Corp.	700	40
Sunoco, Inc.	600	57
Valero Energy Corp.	2,500	156
Pharmaceuticals (8.7%)
Abbott Laboratories	6,100	263
Allergan, Inc.	600	70
AmerisourceBergen Corp.	800	35
Amgen, Inc. ‡	4,872	355
Biogen Idec, Inc. ‡	1,300	58
Bristol-Myers Squibb Co.	7,800	178
Cardinal Health, Inc.	1,700	122
Chiron Corp. ‡	500	23
Forest Laboratories, Inc. ‡	1,300	60
Genzyme Corp. ‡	1,100	78
Gilead Sciences, Inc. ‡	1,800	110
Hospira, Inc. ‡	720	32
Johnson & Johnson	11,800	679
King Pharmaceuticals, Inc. ‡	1,000	19
Lilly (Eli) & Co.	4,500	255
McKesson Corp.	1,200	64
Medco Health Solutions, Inc. ‡	1,153	62
MedImmune, Inc. ‡	1,000	34
Merck & Co., Inc.	8,500	293
Mylan Laboratories	900	18
Pfizer, Inc.	29,240	751
Schering-Plough Corp.	5,900	113
Sigma-Aldrich Corp.	300	19
Watson Pharmaceuticals, Inc. ‡	400	13
Wyeth	5,300	245
Primary Metal Industries (0.5%)
Alcoa, Inc.	3,300	104
Allegheny Technologies, Inc.	400	21
Engelhard Corp.	500	20
Nucor Corp.	700	59
United States Steel Corp.	500	30
Printing & Publishing (0.8%)
CBS Corp.-Class B ‡	2,950	77
Dow Jones & Co., Inc.	200	8
Gannett Co., Inc.	1,000	62
Knight-Ridder, Inc.	300	19
McGraw-Hill Cos., Inc. (The)	1,500	77
Meredith Corp.	200	11
New York Times Co.-Class A	600	17
RR Donnelley & Sons Co.	900	29
Scripps (E.W.) Co. (The)	400	19
Tribune Co.	1,000	29

Radio & Television Broadcasting (0.3%)
Univision Communications, Inc.-Class A ‡	900	$29
Viacom, Inc.-Class B ‡	2,850	118
Radio, Television & Computer Stores (0.2%)
Best Buy Co., Inc.	1,550	79
Circuit City Stores, Inc.	600	15
RadioShack Corp.	600	13
Railroads (0.7%)
Burlington Northern Santa Fe Corp.	1,400	112
CSX Corp.	900	48
Norfolk Southern Corp.	1,600	80
Union Pacific Corp.	1,000	88
Regional Mall (0.1%)
Simon Property Group, Inc.	800	66
Residential Building Construction (0.2%)
DR Horton, Inc.	1,100	41
Lennar Corp.-Class A	600	38
Restaurants (0.8%)
Darden Restaurants, Inc.	500	20
McDonald’s Corp.	5,000	175
Starbucks Corp. ‡	3,100	98
Wendy’s International, Inc.	500	29
Yum! Brands, Inc.	1,100	54
Retail Trade (0.4%)
Amazon.com, Inc. ‡	1,200	54
Office Depot, Inc. ‡	1,200	40
Staples, Inc.	2,750	65
Tiffany & Co.	600	23
Rubber & Misc. Plastic Products (0.3%)
Cooper Tire & Rubber Co.	300	4
Goodyear Tire & Rubber Co. (The) ‡	700	11
Newell Rubbermaid, Inc.	1,200	28
NIKE, Inc.-Class B	800	65
Reebok International, Ltd.	200	12
Sealed Air Corp. ‡	300	17
Savings Institutions (0.6%)
Golden West Financial Corp.	900	64
Sovereign Bancorp, Inc.	1,400	31
Washington Mutual, Inc.	3,840	162
Security & Commodity Brokers (3.3%)
American Express Co.	4,900	257
Ameriprise Financial, Inc.	920	37
Bear Stearns Cos. Inc. (The)	500	63
Charles Schwab Corp. (The)	4,000	59
E*TRADE Financial Corp. ‡	1,650	39
Federated Investors, Inc.-Class B	350	14
Franklin Resources, Inc.	600	59
Goldman Sachs Group, Inc. (The)	1,800	254
Janus Capital Group, Inc.	900	19

Lehman Brothers Holdings, Inc.	1,100	$154
Merrill Lynch & Co., Inc.	3,500	263
Morgan Stanley	4,200	258
T. Rowe Price Group, Inc.	500	38
Telecommunications (3.0%)
ALLTEL Corp.	1,500	90
AT&T, Inc.	15,272	396
BellSouth Corp.	7,200	207
CenturyTel, Inc.	600	20
Citizens Communications Co.	1,300	16
Qwest Communications International ‡	6,100	37
Sprint Nextel Corp.	11,734	269
Verizon Communications, Inc.	10,900	345
Tobacco Products (0.1%)
Reynolds American, Inc.	400	40
UST, Inc.	700	27
Toys, Games & Hobbies (0.1%)
Hasbro, Inc.	700	15
Mattel, Inc.	1,600	26
Transportation Equipment (0.0%)
Brunswick Corp.	400	15
Trucking & Warehousing (0.7%)
United Parcel Service, Inc.-Class B	4,300	322
Variety Stores (1.8%)
Big Lots, Inc. ‡	500	7
Costco Wholesale Corp.	1,800	90
Dollar General Corp.	1,200	20
Family Dollar Stores, Inc.	700	17
Sears Holdings Corp. ‡	383	47
Target Corp.	3,300	181
Wal-Mart Stores, Inc.	9,900	456
Warehouse (0.1%)
Prologis	1,050	54
Water Transportation (0.2%)
Carnival Corp.	1,700	88
Wholesale Trade Durable Goods (0.1%)
Grainger (W.W.), Inc.	300	21
Patterson Cos., Inc. ‡	600	21
Wholesale Trade Nondurable Goods (0.2%)
SUPERVALU, Inc.	600	19
SYSCO Corp.	2,500	77
Total Common Stocks (cost: $34,456)		46,412

	Contracts ◆	Value
PURCHASED OPTIONS (0.2%)
Put Options (0.2%)
S & P 500 Index	109	$7
Put Strike $1,175.00
Expires 02/18/2006

S & P 500 Index	92	$14
Put Strike $1,150.00
Expires 03/18/2006
S & P 500 Index	53	12
Put Strike $1,175.00
Expires 03/18/2006
S & P 500 Index	32	10
Put Strike $1,150.00
Expires 04/22/2006
S & P 500 Index	74	34
Put Strike $1,175.00
Expires 04/22/2006
Total Purchased Options (cost: $155)		77
Total Investment Securities (cost: $34,611)		$46,489
WRITTEN OPTIONS (-2.6%)
Covered Call Options (-2.6%)
S & P 500 Index	80	(344)
Call Strike $1,250.00
Expires 04/18/2006
S & P 500 Index	49	(124)
Call Strike $1,275.00
Expires 03/18/2006
S & P 500 Index	84	(121)
Call Strike $1,275.00
Expires 02/18/2006
S & P 500 Index	95	(298)
Call Strike $1,250.00
Expires 02/18/2006
S & P 500 Index	52	(279)
Call Strike $1,225.00
Expires 02/18/2006
Total Written Options (premiums: $1,394)		(1,166)

NOTES TO SCHEDULE OF INVESTMENTS:

#	Substantially all of the Fund’s securities are memo pledged as collateral by the custodian for the listed short index option contracts written by the Fund.
‡	Non-income producing.
◆	Contract amounts are not in thousands.

DEFINITIONS:

REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

TA IDEX Salomon All Cap

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (87.0%)
Aerospace (1.0%)
Boeing Co. (The)	38,300	$2,616
Air Transportation (1.4%)
Southwest Airlines Co.	227,500	3,745
Amusement & Recreation Services (1.6%)
Disney (Walt) Co. (The)	166,000	4,201
Automotive (0.8%)
Lear Corp. †	87,200	2,211
Beverages (0.5%)
Molson Coors Brewing Co.-Class B	19,700	1,231
Business Services (2.5%)
Clear Channel Communications, Inc.	112,400	3,290
Interpublic Group of Cos., Inc. † ‡	335,200	3,386
Chemicals & Allied Products (2.1%)
Dow Chemical Co. (The)	57,600	2,437
du Pont (E.I.) de Nemours & Co.	79,200	3,101
OM Group, Inc. ‡	2,200	47
Commercial Banks (7.2%)
Bank of America Corp.	103,133	4,562
JP Morgan Chase & Co.	138,900	5,521
Mitsubishi Tokyo Financial Group, Inc.	420	6,060
State Street Corp.	49,200	2,975
Communications Equipment (3.1%)
Lucent Technologies, Inc. ‡	847,600	2,238
Motorola, Inc.	144,900	3,291
Nokia Corp., ADR	154,700	2,843
Computer & Data Processing Services (2.0%)
Microsoft Corp.	186,500	5,250
VeriSign, Inc. ‡	5,200	124
Computer & Office Equipment (2.1%)
Cisco Systems, Inc. † ‡	297,000	5,515
Diversified (1.0%)
Honeywell International, Inc.	71,800	2,759
Electronic & Other Electric Equipment (1.9%)
Samsung Electronics Co., Ltd., GDR-144A	13,300	5,094
Electronic Components & Accessories (3.0%)
International DisplayWorks, Inc. ‡	22,300	145
Novellus Systems, Inc. ‡	76,100	2,157
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	319,655	3,452
Texas Instruments, Inc.	75,300	2,201

Food & Kindred Products (2.0%)
Kraft Foods, Inc.-Class A †	77,900	$2,293
Unilever PLC, Sponsored ADR †	72,300	3,049
Food Stores (1.3%)
Albertson’s, Inc.	13,600	342
Safeway, Inc. †	137,600	3,225
Gas Production & Distribution (0.9%)
Williams Cos., Inc. (The)	106,700	2,544
Health Services (0.9%)
Enzo Biochemical, Inc. † ‡	182,599	2,381
Industrial Machinery & Equipment (4.7%)
Applied Materials, Inc.	170,300	3,244
Baker Hughes, Inc.	29,200	2,261
Caterpillar, Inc.	66,600	4,522
Deere & Co.	34,900	2,504
Instruments & Related Products (2.6%)
Agilent Technologies, Inc. ‡	80,900	2,743
Raytheon Co.	101,000	4,138
Insurance (6.5%)
AMBAC Financial Group, Inc.	34,900	2,681
American International Group, Inc.	45,500	2,978
Chubb Corp.	37,580	3,546
MGIC Investment Corp. †	39,600	2,614
PMI Group, Inc. (The)	126,000	5,447
Insurance Agents, Brokers & Service (1.0%)
Hartford Financial Services Group, Inc. (The)	31,000	2,549
Lumber & Other Building Materials (1.1%)
Home Depot, Inc. (The)	71,300	2,891
Lumber & Wood Products (1.1%)
Weyerhaeuser Co.	40,700	2,839
Mining (0.1%)
WGI Heavy Minerals, Inc. ‡	127,600	165
Motion Pictures (4.0%)
News Corp., Inc.-Class A	81,200	1,280
News Corp., Inc.-Class B †	328,800	5,438
Time Warner, Inc. †	230,700	4,044
Oil & Gas Extraction (3.6%)
Anadarko Petroleum Corp.	22,800	2,458
GlobalSantaFe Corp.	31,500	1,923
Halliburton Co. †	36,300	2,888
Schlumberger, Ltd. †	18,500	2,358
Paper & Allied Products (0.3%)
Smurfit-Stone Container Corp. ‡	65,500	838
Petroleum Refining (3.8%)
BP PLC, ADR	10,200	738
Chevron Corp.	22,200	1,318

ConocoPhillips	23,300	$1,508
Exxon Mobil Corp.	33,500	2,102
Murphy Oil Corp.	79,200	4,514
Pharmaceuticals (10.6%)
Abbott Laboratories	100,100	4,319
Amgen, Inc. ‡	32,600	2,376
Aphton Corp. † ‡	553,200	111
GlaxoSmithKline PLC, ADR	64,000	3,279
Johnson & Johnson	65,300	3,757
Lilly (Eli) & Co. †	41,100	2,327
Novartis AG, ADR	77,700	4,286
Pfizer, Inc.	136,400	3,503
Wyeth	93,900	4,343
Primary Metal Industries (2.5%)
Alcoa, Inc.	85,900	2,706
RTI International Metals, Inc. ‡	90,400	4,091
Radio & Television Broadcasting (1.5%)
Pearson PLC	307,600	3,980
Security & Commodity Brokers (3.5%)
American Express Co.	56,800	2,979
Ameriprise Financial, Inc.	11,300	460
Goldman Sachs Group, Inc. (The)	4,700	664
Merrill Lynch & Co., Inc.	68,100	5,112
Telecommunications (1.5%)
Vodafone Group PLC, ADR	184,200	3,888
Toys, Games & Hobbies (1.0%)
Hasbro, Inc.	124,900	2,648
Variety Stores (1.3%)
Wal-Mart Stores, Inc.	76,300	3,518
Wholesale Trade Nondurable Goods (1.0%)
Unilever PLC	243,500	2,557
Total Common Stocks (cost: $202,290)		231,719

	Principal	Value
SECURITY LENDING COLLATERAL (13.0%)
Debt (12.5%)
Bank Notes (0.7%)
Bank of America
4.49%, due 03/20/2006	$333	$333
4.56%, due 06/07/2006 *	840	840
4.56%, due 08/10/2006 *	833	833
Certificates Of Deposit (0.4%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	167	167
Rabobank Nederland
4.48%, due 05/31/2006 *	833	833

Commercial Paper (2.0%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	$500	$500
Ciesco LLC
4.44%, due 03/01/2006	491	491
Compass Securitization-144A
4.35%, due 02/06/2006	827	827
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	161	161
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	200	200
4.40%, due 02/14/2006	333	333
4.44%, due 02/16/2006	333	333
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	328	328
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	833	833
4.49%, due 02/27/2006	333	333
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	330	330
4.41%, due 02/10/2006	333	333
Yorktown Capital LLC
4.45%, due 02/21/2006	250	250
Euro Dollar Overnight (2.4%)
Abbey National PLC
4.31%, due 02/02/2006	500	500
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	333	333
Fortis Bank
4.42%, due 02/07/2006	1,000	1,000
Royal Bank of Scotland
4.31%, due 02/01/2006	667	667
Societe Generale
4.48%, due 02/01/2006	500	500
Svenska Handlesbanken
4.47%, due 02/01/2006	1,604	1,604
Wachovia Bank NA
4.39%, due 02/01/2006	833	833
Wells Fargo
4.50%, due 02/07/2006	1,000	1,000
Euro Dollar Terms (3.2%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	333	333
Bank of Montreal
4.43%, due 02/21/2006	333	333
Bank of Nova Scotia
4.50%, due 03/27/2006	500	500
Barclays
4.47%, due 03/17/2006	333	333
4.54%, due 03/28/2006	1,000	1,000
Calyon
4.46%, due 03/02/2006	833	833

Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	$500	$500
Deutsche Bank
4.45%, due 03/13/2006	500	500
Fortis Bank
4.47%, due 02/15/2006	333	333
4.50%, due 02/27/2006	367	367
Rabobank Nederland
4.51%, due 03/01/2006	667	667
Royal Bank of Canada
4.48%, due 03/21/2006	333	333
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	333	333
Societe Generale
4.46%, due 03/01/2006	667	667
The Bank of the West
4.50%, due 03/20/2006	333	333
UBS AG
4.43%, due 02/21/2006	333	333
Wells Fargo
4.43%, due 02/28/2006	833	833
Repurchase Agreements (3.8%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $1,631 on 02/01/2006	1,631	1,631
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $5,268 on 02/01/2006	5,267	5,267
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $253 on 02/01/2006	253	253
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $1,333 on 02/01/2006	1,333	1,333
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $1,569 on 02/01/2006	1,569	1,569

	Shares	Value
Investment Companies (0.5%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	833,243	$833
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	633,024	633
Total Security Lending Collateral (cost: $34,745)		34,745
Total Investment Securities (cost: $237,035)		$266,464

NOTES TO SCHEDULE OF INVESTMENTS:

†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $32,872.
‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $10,253, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $9,105 or 3.4% of the total investments of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

TA IDEX Salomon Investors Value

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (93.5%)
Aerospace (4.8%)
Boeing Co. (The)	26,900	$1,838
Textron, Inc.	17,200	1,453
United Technologies Corp.	23,400	1,366
Business Credit Institutions (1.5%)
Freddie Mac	21,200	1,439
Chemicals & Allied Products (2.2%)
Air Products & Chemicals, Inc.	17,100	1,055
du Pont (E.I.) de Nemours & Co.	27,900	1,092
Commercial Banks (9.1%)
Bank of America Corp.	59,759	2,643
JP Morgan Chase & Co.	47,800	1,900
US Bancorp	29,400	879
Wachovia Corp.	26,600	1,458
Wells Fargo & Co.	30,900	1,927
Communication (2.1%)
EchoStar Communications Corp.-Class A ‡	30,400	839
Liberty Global, Inc.-Class A ‡	9,100	195
Liberty Media Corp.-Class A ‡	117,700	984
Communications Equipment (4.4%)
Comverse Technology, Inc. ‡	31,200	855
Nokia Corp., ADR	79,700	1,465
Nortel Networks Corp. ‡	206,700	620
SES GLOBAL	72,400	1,336
Computer & Data Processing Services (1.0%)
Microsoft Corp.	35,600	1,002
Computer & Office Equipment (0.9%)
International Business Machines Corp.	11,000	894
Department Stores (1.0%)
JC Penney Co., Inc.	17,000	949
Electric Services (2.3%)
Sempra Energy	45,600	2,191
Food & Kindred Products (4.0%)
Altria Group, Inc.	40,000	2,894
Sara Lee Corp.	54,400	994
Food Stores (2.9%)
Kroger Co. ‡	154,700	2,846
Furniture & Fixtures (1.0%)
Masco Corp.	31,800	943

Holding & Other Investment Offices (0.4%)
Equity Residential	8,400	$356
Instruments & Related Products (1.1%)
Raytheon Co.	24,900	1,020
Insurance (9.4%)
American International Group, Inc.	31,900	2,088
Chubb Corp.	11,500	1,085
Loews Corp.	16,000	1,579
St. Paul Travelers Cos., Inc. (The) †	18,500	840
UnitedHealth Group, Inc.	31,200	1,854
WellPoint, Inc. ‡	21,500	1,651
Manufacturing Industries (0.3%)
Liberty Global, Inc.-Series C ‡	12,320	249
Motion Pictures (3.8%)
News Corp., Inc.-Class B †	134,100	2,218
Time Warner, Inc.	84,100	1,474
Office Property (0.4%)
Equity Office Properties Trust †	12,100	385
Oil & Gas Extraction (6.1%)
GlobalSantaFe Corp.	24,000	1,465
Halliburton Co. †	9,800	780
Royal Dutch Shell PLC-Class A, ADR	15,300	1,042
Total SA, ADR †	18,900	2,614
Paper & Allied Products (2.5%)
Avery Dennison Corp.	17,200	1,028
Kimberly-Clark Corp.	24,900	1,422
Personal Credit Institutions (2.3%)
Capital One Financial Corp.	26,300	2,191
Petroleum Refining (3.7%)
Marathon Oil Corp.	31,800	2,444
Suncor Energy, Inc.	13,800	1,106
Pharmaceuticals (7.2%)
Abbott Laboratories	27,600	1,191
Johnson & Johnson	16,300	938
Novartis AG, ADR	25,000	1,379
Pfizer, Inc.	80,300	2,062
Sanofi-Aventis, ADR †	30,700	1,412
Restaurants (1.8%)
McDonald’s Corp.	49,200	1,723
Rubber & Misc. Plastic Products (1.0%)
Newell Rubbermaid, Inc.	39,200	927
Savings Institutions (1.6%)
Golden West Financial Corp.	22,600	1,596
Security & Commodity Brokers (5.8%)
American Express Co.	26,600	1,395
Goldman Sachs Group, Inc. (The)	10,800	1,526
Merrill Lynch & Co., Inc.	35,200	2,642

Telecommunications (6.4%)
ALLTEL Corp.	27,600	$1,657
AT&T, Inc.	71,284	1,850
Sprint Nextel Corp.	117,013	2,678
Variety Stores (2.5%)
Target Corp.	15,300	838
Wal-Mart Stores, Inc.	35,200	1,623
Total Common Stocks (cost: $81,539)		90,385

	Principal	Value
SECURITY LENDING COLLATERAL (6.5%)
Debt (6.2%)
Bank Notes (0.3%)
Bank of America
4.49%, due 03/20/2006	$61	$61
4.56%, due 06/07/2006 *	152	152
4.56%, due 08/10/2006 *	151	151
Certificates Of Deposit (0.2%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	30	30
Rabobank Nederland
4.48%, due 05/31/2006 *	151	151
Commercial Paper (1.0%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	91	91
Ciesco LLC
4.44%, due 03/01/2006	89	89
Compass Securitization-144A
4.35%, due 02/06/2006	150	150
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	29	29
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	36	36
4.40%, due 02/14/2006	61	61
4.44%, due 02/16/2006	61	61
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	59	59
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	151	151
4.49%, due 02/27/2006	60	60
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	60	60
4.41%, due 02/10/2006	60	60
Yorktown Capital LLC
4.45%, due 02/21/2006	45	45
Euro Dollar Overnight (1.2%)
Abbey National PLC
4.31%, due 02/02/2006	91	91
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	60	60

Fortis Bank
4.42%, due 02/07/2006	$181	$181
Royal Bank of Scotland
4.31%, due 02/01/2006	121	121
Societe Generale
4.48%, due 02/01/2006	91	91
Svenska Handlesbanken
4.47%, due 02/01/2006	291	291
Wachovia Bank NA
4.39%, due 02/01/2006	151	151
Wells Fargo
4.50%, due 02/07/2006	181	181
Euro Dollar Terms (1.6%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	60	60
Bank of Montreal
4.43%, due 02/21/2006	60	60
Bank of Nova Scotia
4.50%, due 03/27/2006	91	91
Barclays
4.47%, due 03/17/2006	60	60
4.54%, due 03/28/2006	181	181
Calyon
4.46%, due 03/02/2006	151	151
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	91	91
Deutsche Bank
4.45%, due 03/13/2006	91	91
Fortis Bank
4.47%, due 02/15/2006	60	60
4.50%, due 02/27/2006	67	67
Rabobank Nederland
4.51%, due 03/01/2006	121	121
Royal Bank of Canada
4.48%, due 03/21/2006	60	60
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	60	60
Societe Generale
4.46%, due 03/01/2006	121	121
The Bank of the West
4.50%, due 03/20/2006	60	60
UBS AG
4.43%, due 02/21/2006	60	60
Wells Fargo
4.43%, due 02/28/2006	151	151
Repurchase Agreements (1.9%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $296 on 02/01/2006	296	296
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $955 on 02/01/2006	955	955
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $46 on 02/01/2006	46	46

Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $242 on 02/01/2006	$242	$242
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $284 on 02/01/2006	284	284

	Shares	Value
Investment Companies (0.3%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	151,032	$151
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	114,741	115
Total Security Lending Collateral (cost: $6,298)		6,298
Total Investment Securities (cost: $87,837)		$96,683

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $6,057.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $1,858, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $727 or 0.8% of the total investments of the Fund.

ADR	American Depositary Receipt

TA IDEX T. Rowe Price Health Sciences

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.0%)
Pharmaceuticals (0.0%)
NeoRx Corp. ‡ § m	3	$5
Total Convertible Preferred Stocks (cost: $30)		5
COMMON STOCKS (93.4%)
Chemicals & Allied Products (1.4%)
Monsanto Co. #	46,800	3,960
Solvay SA	21,500	2,426
Computer & Data Processing Services (0.1%)
WebMD Health Corp.-Class A ‡	13,500	539
Drug Stores & Proprietary Stores (0.0%)
Walgreen Co.	1,200	52
Food & Kindred Products (0.2%)
Altus Pharmaceuticals, Inc. ‡	49,100	911
Furniture & Fixtures (0.5%)
Kinetic Concepts, Inc. ‡ #	66,500	2,407
Health Services (8.6%)
American Healthways, Inc. ‡	18,100	809
Caremark Rx, Inc. ‡	85,289	4,205
Community Health Systems, Inc. ‡	176,600	6,427
Covance, Inc. ‡	10,900	619
Coventry Health Care, Inc. ‡	26,650	1,588
CryoLife, Inc. ‡	43,200	203
DaVita, Inc. ‡ #	114,200	6,252
Edwards Lifesciences Corp. ‡	56,200	2,413
Gentiva Health Services, Inc. ‡	10,400	198
HCA, Inc.	3,300	162
Healthsouth Corp. ‡	150,100	725
Human Genome Sciences, Inc. ‡	74,300	817
LifePoint Hospitals, Inc. ‡	56,900	1,755
Manor Care, Inc.	10,900	426
National Medical Health Card Systems, Inc. ‡	13,900	439
Nektar Therapeutics ‡	45,300	897
Quest Diagnostics, Inc.	70,500	3,485
Sunrise Senior Living, Inc. ‡	42,200	1,534
Symbion, Inc. ‡	54,431	1,257
Triad Hospitals, Inc. ‡	116,300	4,775
VistaCare, Inc.-Class A ‡	27,000	376
Holding & Other Investment Offices (0.1%)
Ventas, Inc. REIT	18,600	569
Instruments & Related Products (0.7%)
Alcon, Inc.	25,700	3,288

Insurance (10.2%)
Aetna, Inc.	28,900	$2,798
AMERIGROUP Corp. ‡	50,600	1,129
Assurant, Inc.	49,600	2,278
Cigna Corp.	56,500	6,870
HealthExtras, Inc. ‡	15,800	520
UnitedHealth Group, Inc. #	337,000	20,025
WellPoint, Inc. ‡	176,600	13,563
Insurance Agents, Brokers & Service (0.4%)
Humana, Inc. ‡	35,500	1,980
Investment Companies (0.1%)
Pharmaceutical HOLDRs Trust	3,100	221
Medical Instruments & Supplies (6.5%)
Aspect Medical Systems, Inc. ‡	42,400	1,534
Bard, (C.R.) Inc.	10,900	691
Baxter International, Inc.	14,300	527
Biomet, Inc.	46,900	1,773
Boston Scientific Corp. ‡	117,300	2,565
Endologix, Inc. ‡	69,500	483
Endologix, Inc., Private Placement ‡ m	19,700	137
Hologic, Inc. ‡ #	41,800	2,151
Integra LifeSciences Holdings Corp. ‡	6,900	269
Medtronic, Inc. #	47,270	2,669
Nobel Biocare Holding AG	5,500	1,245
Phonak Holding AG	17,700	874
Resmed, Inc. ‡	104,700	4,129
Respironics, Inc. ‡	22,500	811
St. Jude Medical, Inc. ‡ #	89,100	4,378
Stryker Corp. #	57,500	2,869
Zimmer Holdings, Inc. ‡ #	41,600	2,868
Pharmaceuticals (61.1%)
Abbott Laboratories	27,300	1,178
Abgenix, Inc. ‡	219,400	4,842
Advanced Life Sciences Holdings, Inc. ‡	60,300	237
Alexion Pharmaceuticals, Inc. ‡	55,980	1,613
Alkermes, Inc. ‡ #	281,860	6,860
Allergan, Inc. #	14,300	1,665
Allscripts Healthcare Solutions, Inc. ‡	30,500	537
American Pharmaceutical Partners, Inc. ‡	5,900	197
Amgen, Inc. ‡ #	174,920	12,750
Amylin Pharmaceuticals, Inc. ‡ #	142,980	6,062
Andrx Corp. ‡	75,400	1,323
Array Biopharma, Inc. ‡	94,800	737
Astellas Pharma, Inc.	88,000	3,644
AtheroGenics, Inc. ‡	54,200	962
Barr Pharmaceuticals, Inc. ‡	16,700	1,095
BioCryst Pharmaceuticals, Inc. ‡	155,000	2,950
Biogen Idec, Inc. ‡	111,000	4,967
BioMarin Pharmaceuticals, Inc. ‡	28,300	332
BioSphere Medical, Inc. ‡	178,400	1,468
Cardinal Health, Inc.	87,600	6,311

Cardiome Pharma Corp. ‡	12,000	$163
Celgene Corp. ‡ #	48,200	3,429
Cell Genesys, Inc. ‡	80,800	506
Cephalon, Inc. ‡	222,440	15,769
Charles River Laboratories International, Inc. ‡	19,500	900
Combinatorx, Inc. ‡	39,300	505
Conor Medsystems, Inc. ‡	35,500	834
Cubist Pharmaceuticals, Inc. ‡ #	218,000	4,718
CV Therapeutics, Inc. ‡	94,000	2,313
Dade Behring Holdings, Inc.	89,800	3,514
Discovery Laboratories, Inc. ‡	19,700	157
Dov Pharmaceutical, Inc. ‡	50,100	774
DUSA Pharmaceuticals, Inc. ‡	15,200	155
Dynavax Technologies Corp. ‡	11,700	64
Elan Corp. PLC, ADR ‡ #	422,500	6,722
Encysive Pharmaceuticals, Inc. ‡	181,900	1,723
Endo Pharmaceuticals Holdings, Inc. ‡	6,300	181
Favrille, Inc. ‡	58,500	342
Forest Laboratories, Inc. ‡	5,200	241
Fresenius AG NPV	8,300	1,249
Genentech, Inc. ‡ #	188,740	16,217
Genmab A/S	77,100	2,019
Gilead Sciences, Inc. ‡ #	363,770	22,143
GlaxoSmithKline Pharmaceuticals, Ltd.	31,600	919
H Lundbeck A/S	31,600	704
Henry Schein, Inc. ‡	34,500	1,609
Idenix Pharmaceuticals, Inc. ‡	13,500	307
ImClone Systems, Inc. ‡ #	233,290	8,405
Immucor, Inc. ‡ #	95,500	2,870
Indevus Pharmaceuticals, Inc. ‡	77,300	410
Inhibitex, Inc., Private Placement ‡ m	27,700	246
Inspire Pharmaceuticals, Inc. ‡	42,600	212
InterMune, Inc. ‡	35,200	712
Invitrogen Corp. ‡	20,600	1,419
IVAX Corp. ‡	36,225	941
Johnson & Johnson #	54,000	3,107
Keryx Biopharmaceuticals, Inc., Foreign shares ‡	54,300	870
Keryx Biopharmaceuticals, Inc., Private Placement ‡ m	8,000	128
Lilly (Eli) & Co.	71,500	4,048
MannKind Corp. ‡	24,500	443
MannKind Corp., Private Placement ‡ m	30,624	554
MannKind Corp., Warrants, Expires 8/5/2020 ‡ § m	30,624	36
Martek Biosciences Corp. ‡ #	89,400	2,575
Medarex, Inc. ‡	7,600	106
Medco Health Solutions, Inc. ‡	49,900	2,700
Medicines Co. ‡	249,650	4,806
Medicis Pharmaceutical Corp.-Class A	7,500	232
MedImmune, Inc. ‡	81,020	2,764
MGI PHARMA, Inc. ‡ #	162,000	2,701
Momenta Pharmaceuticals, Inc. ‡	53,900	1,100
Myogen, Inc. ‡ #	111,400	4,157
Myogen, Inc. Warrants ‡ § m	2,900	86
Myogen, Inc., Private Placement ‡ m	14,500	541

Myriad Genetics, Inc. ‡	26,100	$560
NeoRx Corp. ‡	4,600	4
NeoRx Corp. Warrants, Expires 12/8/2008 ‡ § m	1,200	—	☐
Neurocrine Biosciences, Inc. ‡ #	82,860	5,035
Novartis AG, ADR	74,300	4,098
Noven Pharmaceuticals, Inc. ‡	11,700	183
Novo Nordisk A/S-Class B	15,000	839
NPS Pharmaceuticals, Inc. ‡	154,400	2,193
Onyx Pharmaceuticals, Inc. ‡ #	60,500	1,699
OraSure Technologies, Inc. ‡	39,400	430
OSI Pharmaceuticals, Inc. ‡	175,687	4,947
Panacos Pharmaceuticals, Inc. ‡	34,900	323
PDL BioPharma, Inc. ‡ #	180,500	5,262
Penwest Pharmaceuticals Co. ‡	25,100	518
Pfizer, Inc. #	155,980	4,006
Rigel Pharmaceuticals, Inc. ‡	70,600	550
Roche Holding AG-Genusschein	40,300	6,352
Sanofi-Aventis	34,400	3,151
Schering-Plough Corp. #	128,380	2,459
Schwarz Pharma AG	38,900	2,467
Sepracor, Inc. ‡ #	235,700	13,414
Serologicals Corp. ‡	13,200	295
Shire Pharmaceuticals PLC, ADR	65,300	3,183
Teva Pharmaceutical Industries, Ltd., ADR	13,480	575
Theravance, Inc. ‡	126,200	3,457
Towa Pharmaceutical Co., Ltd.	25,800	595
Trimeris, Inc. ‡	211,020	2,650
United Therapeutics Corp. ‡ #	6,400	414
Valeant Pharmaceuticals International #	53,700	964
Vertex Pharmaceuticals, Inc. ‡	179,100	6,397
Vion Pharmaceuticals, Inc. ‡	222,700	416
Viropharma, Inc. ‡	108,033	2,507
Wyeth #	163,400	7,557
Research & Testing Services (2.2%)
Affymetrix, Inc. ‡ #	21,800	832
DeCODE Genetics, Inc. ‡	154,900	1,478
Exelixis, Inc. ‡	173,880	1,874
Gen-Probe, Inc. ‡	67,600	3,409
Incyte Corp. ‡	267,600	1,362
Kosan Biosciences, Inc. ‡	55,400	294
Monogram Biosciences, Inc. ‡	17,300	37
Qiagen NV ‡	53,600	635
Regeneration Technologies, Inc. ‡	22,700	179
Wholesale Trade Durable Goods (1.3%)
Patterson Cos., Inc. ‡ #	72,400	2,500
Symyx Technologies, Inc. ‡	122,500	3,388
Total Common Stocks (cost: $367,015)		$430,435

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (7.7%)
U.S. Treasury Bill
3.82%, due 02/02/2006	$750	$750
3.99%, due 02/02/2006	200	200
4.06%, due 02/02/2006	2,000	2,000
4.08%, due 02/23/2006 #	750	748
4.14%, due 02/23/2006 #	31,000	30,922
4.17%, due 02/23/2006	400	399
4.19%, due 03/02/2006 #	150	149
4.26%, due 03/02/2006 #	400	399
Total Short-Term U.S. Government Obligations (cost: $35,566)		$35,567

	Contracts ◆	Value
PURCHASED OPTIONS (0.0%)
Covered Call Options (0.0%)
Valeant Pharmaceuticals International	269	$30
Call Strike $22.50
Expires 03/18/2006
Total Purchased Options (cost: $40)		30
Total Investment Securities (cost: $402,651)		$466,037
WRITTEN OPTIONS (-1.1%)
Covered Call Options (-0.5%)
Affymetrix, Inc.	111	(1)
Call Strike $50.00
Expires 02/18/2006
Affymetrix, Inc.	63	(3)
Call Strike $50.00
Expires 05/20/2006
Alkermes, Inc.	90	(9)
Call Strike $30.00
Expires 05/20/2006
Alkermes, Inc.	139	(47)
Call Strike $25.00
Expires 08/19/2006
Allergan, Inc.	51	(20)
Call Strike $120.00
Expires 04/22/2006
Amgen, Inc.	143	(2)
Call Strike $80.00
Expires 02/18/2006
Amgen, Inc.	203	(21)
Call Strike $80.00
Expires 04/22/2006
Amgen, Inc.	487	(21)
Call Strike $85.00
Expires 04/22/2006
Amgen, Inc.	266	(5)
Call Strike $90.00
Expires 04/22/2006

Amgen, Inc.	$209	$(17)
Call Strike $90.00
Expires 07/22/2006
Amylin Pharmaceuticals, Inc.	405	(100)
Call Strike $50.00
Expires 07/22/2006
Amylin Pharmaceuticals, Inc.	280	(38)
Call Strike $55.00
Expires 07/22/2006
Amylin Pharmaceuticals, Inc.	202	(52)
Call Strike $60.00
Expires 01/20/2007
Celgene Corp.	213	(168)
Call Strike $75.00
Expires 07/22/2006
Cubist Pharmaceuticals, Inc.	250	(48)
Call Strike $20.00
Expires 02/18/2006
DaVita, Inc.	109	(29)
Call Strike $55.00
Expires 04/22/2006
DaVita, Inc.	69	(27)
Call Strike $55.00
Expires 07/22/2006
DaVita, Inc.	139	(26)
Call Strike $60.00
Expires 07/22/2006
Elan Corp.	477	(69)
Call Strike $15.00
Expires 02/18/2006
Genentech, Inc.	276	(4)
Call Strike $95.00
Expires 02/18/2006
Genentech, Inc.	138	(2)
Call Strike $105.00
Expires 03/18/2006
Genentech, Inc.	207	(7)
Call Strike $100.00
Expires 03/18/2006
Genentech, Inc.	140	(22)
Call Strike $105.00
Expires 06/17/2006
Genentech, Inc.	69	(26)
Call Strike $95.00
Expires 06/17/2006
Gilead Sciences, Inc.	275	(137)
Call Strike $65.00
Expires 08/19/2006
Gilead Sciences, Inc.	269	(151)
Call Strike $70.00
Expires 01/20/2007

Hologic, Inc.	$102	$(169)
Call Strike $35.00
Expires 03/18/2006
Imclone Systems, Inc.	333	(62)
Call Strike $35.00
Expires 02/18/2006
Imclone Systems, Inc.	274	$(115)
Call Strike $35.00
Expires 05/20/2006
Imclone Systems, Inc.	266	(53)
Call Strike $40.00
Expires 05/20/2006
Immucor, Inc.	192	(34)
Call Strike $30.00
Expires 03/18/2006
Immucor, Inc.	41	(6)
Call Strike $30.00
Expires 03/18/2006
Immucor, Inc.	68	(22)
Call Strike $30.00
Expires 06/17/2006
Johnson & Johnson	270	(45)
Call Strike $65.00
Expires 01/20/2007
Kinetic Concepts, Inc.	256	(26)
Call Strike $45.00
Expires 06/17/2006
Martek Biosciences Corp.	199	(33)
Call Strike $30.00
Expires 03/18/2006
Medtronic, Inc.	135	(14)
Call Strike $60.00
Expires 05/20/2006
Medtronic, Inc.	135	(27)
Call Strike $60.00
Expires 08/19/2006
Medtronic, Inc.	202	(14)
Call Strike $65.00
Expires 08/19/2006
MGI PHARMA, Inc.	319	(8)
Call Strike $22.50
Expires 04/22/2006
Monsanto Co.	70	(17)
Call Strike $90.00
Expires 04/22/2006
Myogen, Inc.	135	(78)
Call Strike $40.00
Expires 06/17/2006
Neurocrine Biosciences, Inc.	207	(43)
Call Strike $60.00
Expires 02/18/2006

Neurocrine Biosciences, Inc.	$207	$(8)
Call Strike $65.00
Expires 02/18/2006
Neurocrine Biosciences, Inc.	70	(1)
Call Strike $70.00
Expires 02/18/2006
Neurocrine Biosciences, Inc.	110	(29)
Call Strike $70.00
Expires 05/20/2006
Onyx Pharmaceuticals, Inc.	151	(48)
Call Strike $40.00
Expires 01/20/2007
Patterson Cos., Inc.	123	(1)
Call Strike $45.00
Expires 04/22/2006
Pfizer, Inc.	260	(31)
Call Strike $25.00
Expires 03/18/2006
Pfizer, Inc.	195	(29)
Call Strike $27.50
Expires 01/20/2007
Protein Design Labs, Inc.	139	(8)
Call Strike $30.00
Expires 02/18/2006
Protein Design Labs, Inc.	178	(1)
Call Strike $35.00
Expires 02/18/2006
Protein Design Labs, Inc.	70	(4)
Call Strike $40.00
Expires 08/19/2006
Schering-Plough Corp.	285	(11)
Call Strike $22.50
Expires 08/19/2006
Sepracor, Inc.	264	(12)
Call Strike $70.00
Expires 04/22/2006
Sepracor, Inc.	266	(33)
Call Strike $70.00
Expires 07/22/2006
St. Jude Medical, Inc.	548	(141)
Call Strike $50.00
Expires 04/22/2006
St. Jude Medical, Inc.	63	(6)
Call Strike $55.00
Expires 04/22/2006
St. Jude Medical, Inc.	69	(24)
Call Strike $55.00
Expires 01/20/2007
Stryker Corp.	103	(17)
Call Strike $50.00
Expires 03/18/2006

Stryker Corp.	$71	$(24)
Call Strike $50.00
Expires 06/17/2006
Stryker Corp.	284	(67)
Call Strike $55.00
Expires 09/16/2006
United Therapeutics Corp.	64	(4)
Call Strike $90.00
Expires 05/20/2006
UnitedHealth Group, Inc.	274	(57)
Call Strike $65.00
Expires 06/17/2006
Wyeth	136	(15)
Call Strike $50.00
Expires 07/22/2006
Zimmer Holdings, Inc.	205	(14)
Call Strike $75.00
Expires 03/18/2006
Zimmer Holdings, Inc.	100	(25)
Call Strike $75.00
Expires 06/17/2006
Put Options (-0.6%)
Abgenix, Inc.	118	(2)
Put Strike $15.00
Expires 07/22/2006
Advanced Medical Optics	81	(55)
Put Strike $50.00
Expires 01/20/2007
Affymetrix, Inc.	25	(30)
Put Strike $50.00
Expires 02/18/2006
Alcon, Inc.	81	(142)
Put Strike $140.00
Expires 08/19/2006
Alcon, Inc.	25	(48)
Put Strike $140.00
Expires 01/20/2007
Allergan, Inc.	63	(15)
Put Strike $110.00
Expires 04/22/2006
Allergan, Inc.	65	(33)
Put Strike $105.00
Expires 01/20/2007
Allergan, Inc.	57	(63)
Put Strike $120.00
Expires 01/20/2007
Amgen, Inc.	48	(14)
Put Strike $70.00
Expires 07/22/2006
Barr Pharmaceuticals, Inc.	85	(37)
Put Strike $65.00
Expires 08/19/2006

Baxter International, Inc.	$26	$(21)
Put Strike $45.00
Expires 05/20/2006
Boston Scientific Corp.	79	(36)
Put Strike $25.00
Expires 01/20/2007
Cardinal Health, Inc.	182	(109)
Put Strike $75.00
Expires 01/20/2007
Caremark Rx, Inc.	80	(59)
Put Strike $55.00
Expires 01/20/2007
Celgene Corp.	138	(107)
Put Strike $70.00
Expires 07/22/2006
Cephalon, Inc.	96	(39)
Put Strike $60.00
Expires 01/20/2007
Cephalon, Inc.	108	(109)
Put Strike $75.00
Expires 01/20/2007
Cigna Corp.	44	(37)
Put Strike $125.00
Expires 07/22/2006
Community Health Systems, Inc.	6	(3)
Put Strike $40.00
Expires 01/20/2007
Coventry Health Care, Inc.	93	(77)
Put Strike $65.00
Expires 01/20/2007
Cubist Pharmaceuticals, Inc.	103	(14)
Put Strike $22.50
Expires 02/18/2006
DaVita, Inc.	67	(16)
Put Strike $55.00
Expires 04/22/2006
DaVita, Inc.	69	(21)
Put Strike $55.00
Expires 07/22/2006
DaVita, Inc.	56	(34)
Put Strike $60.00
Expires 07/22/2006
Genentech, Inc.	97	(54)
Put Strike $90.00
Expires 03/18/2006
Genentech, Inc.	83	(68)
Put Strike $90.00
Expires 06/17/2006
Gen-Probe, Inc.	12	— ☐
Put Strike $40.00
Expires 02/18/2006

Genzyme Corp.	$82	$(93)
Put Strike $80.00
Expires 01/20/2007
Gilead Sciences, Inc.	34	— ☐
Put Strike $50.00
Expires 02/18/2006
Guidant Corp.	246	(182)
Put Strike $80.00
Expires 07/22/2006
Guidant Corp.	39	(5)
Put Strike $60.00
Expires 01/20/2007
Henry Schein, Inc.	83	(23)
Put Strike $45.00
Expires 01/20/2007
Hologic, Inc.	128	(1)
Put Strike $30.00
Expires 03/18/2006
Hologic, Inc.	102	(3)
Put Strike $35.00
Expires 03/18/2006
Hologic, Inc.	92	(3)
Put Strike $40.00
Expires 03/18/2006
Hologic, Inc.	29	(3)
Put Strike $45.00
Expires 03/18/2006
Hologic, Inc.	22	(26)
Put Strike $45.00
Expires 09/16/2006
Humana, Inc.	106	(75)
Put Strike $60.00
Expires 08/19/2006
Imclone Systems, Inc.	141	(12)
Put Strike $35.00
Expires 02/18/2006
Imclone Systems, Inc.	67	(18)
Put Strike $35.00
Expires 05/20/2006
Immucor, Inc.	18	(14)
Put Strike $22.50
Expires 03/18/2006
Immucor, Inc.	68	(3)
Put Strike $22.50
Expires 06/17/2006
Invitrogen Corp.	127	(32)
Put Strike $65.00
Expires 05/20/2006
Invitrogen Corp.	82	(51)
Put Strike $70.00
Expires 01/20/2007

Invitrogen Corp.	$77	$(68)
Put Strike $75.00
Expires 01/20/2007
Johnson & Johnson	39	(18)
Put Strike $60.00
Expires 01/20/2007
Johnson & Johnson	65	(52)
Put Strike $65.00
Expires 01/20/2007
Kinetic Concepts, Inc.	107	(59)
Put Strike $40.00
Expires 06/17/2006
LifePoint Hospitals, Inc.	29	(14)
Put Strike $35.00
Expires 08/19/2006
Medco Health Solutions, Inc.	105	(86)
Put Strike $60.00
Expires 01/20/2007
Medtronic, Inc.	39	(16)
Put Strike $60.00
Expires 05/20/2006
Medtronic, Inc.	81	(36)
Put Strike $60.00
Expires 08/19/2006
Merck & Co., Inc.	97	(37)
Put Strike $37.50
Expires 07/22/2006
Merck & Co., Inc.	68	(21)
Put Strike $35.00
Expires 01/20/2007
Merck & Co., Inc.	203	(40)
Put Strike $32.50
Expires 01/20/2007
Monsanto Co.	49	(15)
Put Strike $70.00
Expires 01/20/2007
Monsanto Co.	67	(29)
Put Strike $75.00
Expires 01/20/2007
Myogen, Inc.	22	(15)
Put Strike $30.00
Expires 01/19/2008
Omnicare, Inc.	54	(23)
Put Strike $47.50
Expires 09/16/2006
Onyx Pharmaceuticals, Inc.	91	(19)
Put Strike $25.00
Expires 08/19/2006
Onyx Pharmaceuticals, Inc.	83	(58)
Put Strike $30.00
Expires 01/20/2007
Passerson Cos., Inc.	72	(16)
Put Strike $35.00
Expires 07/22/2006

Pfizer, Inc.	$82	$(3)
Put Strike $22.50
Expires 06/17/2006
Pfizer, Inc.	258	(47)
Put Strike $25.00
Expires 01/20/2007
Resmed, Inc.	79	(25)
Put Strike $40.00
Expires 07/22/2006
Sepracor, Inc.	101	(11)
Put Strike $50.00
Expires 04/22/2006
Sepracor, Inc.	94	(20)
Put Strike $50.00
Expires 07/22/2006
St. Jude Medical, Inc.	41	(26)
Put Strike $55.00
Expires 04/22/2006
St. Jude Medical, Inc.	69	(51)
Put Strike $55.00
Expires 01/20/2007
Stryker Corp.	26	(7)
Put Strike $50.00
Expires 06/17/2006
UnitedHealth Group, Inc.	68	(35)
Put Strike $60.00
Expires 01/20/2007
Vertex Pharmaceuticals, Inc.	12	(2)
Put Strike $30.00
Expires 04/22/2006
Wyeth	204	(92)
Put Strike $50.00
Expires 07/22/2006
Wyeth	204	(107)
Put Strike $50.00
Expires 01/20/2007
Wyeth	27	(25)
Put Strike $55.00
Expires 01/20/2007
Zimmer Holdings, Inc.	29	(3)
Put Strike $65.00
Expires 03/18/2006
Zimmer Holdings, Inc.	29	(33)
Put Strike $80.00
Expires 06/17/2006
Total Written Options (premiums: $5,929)		$(5,324)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
§	Security is deemed to be illiquid.
#

At January 31, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at January 31, 2006, is $95,320.

☐	Value is less than $1.
◆	Contract amounts are not in thousands.
m	Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Trustees.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

TA IDEX T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (82.6%)
Air Transportation (1.0%)
Airtran Holdings, Inc. ‡ †	3,000	$51
Skywest, Inc.	11,400	333
Amusement & Recreation Services (1.0%)
International Speedway Corp.-Class A	400	19
Station Casinos, Inc.	3,800	254
WMS Industries, Inc. ‡ †	3,900	102
Apparel & Accessory Stores (1.4%)
Christopher & Banks Corp.	3,000	59
Citi Trends, Inc. ‡ †	1,300	60
HOT Topic, Inc. ‡ †	2,600	37
Pacific Sunwear of California, Inc. ‡	6,350	156
Ross Stores, Inc.	2,300	66
Urban Outfitters, Inc. ‡ †	5,800	158
Apparel Products (0.7%)
Gymboree Corp. ‡	4,100	101
Quiksilver, Inc. ‡	10,300	144
Auto Repair, Services & Parking (0.2%)
Dollar Thrifty Automotive Group ‡	2,000	76
Automotive (0.7%)
Oshkosh Truck Corp.	5,300	261
Automotive Dealers & Service Stations (1.0%)
MarineMax, Inc. ‡	4,100	129
O’Reilly Automotive, Inc. ‡	7,200	236
Beverages (0.0%)
Boston Beer Co., Inc.-Class A ‡	600	16
Business Services (2.9%)
Administaff, Inc.	300	13
Aptimus, Inc. ‡ †	5,000	35
ChoicePoint, Inc. ‡	3,900	160
Computer Programs & Systems, Inc.	8,000	341
Getty Images, Inc. ‡ †	1,900	155
Heartland Payment Systems, Inc. ‡	1,000	25
Iron Mountain, Inc. ‡ †	3,025	126
Jupitermedia Corp. ‡	6,100	99
MoneyGram International, Inc.	3,700	98
WebSideStory, Inc. ‡	1,500	30
Commercial Banks (1.6%)
Boston Private Financial Holdings, Inc.	2,800	85
CapitalSource, Inc. †	1,134	25
East-West Bancorp, Inc.	4,700	173

Investors Financial Services Corp. ˜	1,600	$75
SVB Financial Group ‡	2,000	99
UCBH Holdings, Inc.	7,600	132
Virginia Commerce Bancorp ‡	500	16
Communication (0.6%)
Global Payments, Inc.	3,860	197
Syniverse Holdings, Inc. ‡	1,400	34
Communications Equipment (1.1%)
Inter-Tel, Inc.	6,800	147
Lifeline Systems, Inc. ‡ †	500	23
Plantronics, Inc. †	3,800	133
Polycom, Inc. ‡	1,406	27
Powerwave Technologies, Inc. ‡ †	6,300	92
Computer & Data Processing Services (11.2%)
Activision, Inc. ‡	11,799	169
Actuate Corp. ‡	13,000	53
Agile Software Corp. ‡	7,200	46
Avocent Corp. ‡	1,200	40
Blue Coat Systems, Inc. ‡ †	3,900	160
CACI International, Inc.-Class A ‡	2,200	126
CNET Networks, Inc. ‡	7,900	119
Cognex Corp.	4,000	117
Cognizant Technology Solutions Corp. ‡	2,600	136
Cybersource Corp. ‡	10,700	93
Digital Insight Corp. ‡	3,800	136
Digital River, Inc. ‡ †	1,500	50
Earthlink, Inc. ‡	1,600	18
Epicor Software Corp. ‡	3,200	43
F5 Networks, Inc. ‡	3,200	207
Factset Research Systems, Inc.	2,650	106
Fair Isaac Corp.	4,705	209
Filenet Corp. ‡	2,300	65
Global Cash Access, Inc. ‡	2,800	43
Hyperion Solutions Corp. ‡	5,900	203
Informatica Corp. ‡	8,100	119
Inforte Corp.	24,300	101
Jack Henry & Associates, Inc.	3,500	72
JAMDAT Mobile, Inc. ‡	2,300	62
Kenexa Corp. ‡	4,200	101
MatrixOne, Inc. ‡	17,500	87
MTC Technologies, Inc. ‡	4,200	123
NAVTEQ Corp. ‡	2,100	94
NCI, Inc.-Class A ‡	11,600	158
Open Solutions, Inc. ‡ †	2,200	57
Packeteer, Inc. ‡	7,200	93
Quest Software, Inc. ‡	3,100	49
Radiant Systems, Inc. ‡	9,250	129
Red Hat, Inc. ‡ †	5,200	151
RightNow Technologies, Inc. ‡ †	7,100	113
Serena Software, Inc. ‡	3,200	76
SI International, Inc. ‡	600	18
SRA International, Inc.-Class A ‡	6,100	194

Taleo Corp.-Class A ‡	7,000	$97
Websense, Inc. ‡	2,000	132
Computer & Office Equipment (0.8%)
ScanSource, Inc. ‡	2,000	118
Zebra Technologies Corp.-Class A ‡ †	4,100	185
Construction (0.5%)
Insituform Technologies, Inc.-Class A ‡ †	2,500	64
MDC Holdings, Inc.	1,864	118
Drug Stores & Proprietary Stores (0.1%)
Drugstore.Com, Inc. ‡	14,400	47
Educational Services (1.1%)
Corinthian Colleges, Inc. ‡	2,400	30
Education Management Corp. ‡	5,800	178
ITT Educational Services, Inc. ‡	3,700	216
Electronic & Other Electric Equipment (0.7%)
Aeroflex, Inc. ‡	15,100	183
Harman International Industries, Inc.	600	66
Electronic Components & Accessories (6.7%)
Advanced Energy Industries, Inc. ‡	9,900	155
ATMI, Inc. ‡ †	3,200	108
Ceradyne, Inc. ‡ †	4,000	229
Color Kinetics, Inc. ‡ †	9,700	186
Cymer, Inc. ‡	3,600	162
Dolby Laboratories, Inc.-Class A ‡	2,700	55
Exar Corp. ‡	3,900	53
Integrated Device Technology, Inc. ‡	5,180	72
Integrated Silicon Solutions, Inc. ‡	8,600	57
Intersil Corp.-Class A	5,696	166
Mercury Computer Systems, Inc. ‡	3,900	75
Micrel, Inc. ‡	4,000	49
Microchip Technology, Inc.	575	22
Microsemi Corp. ‡	4,400	134
Omnivision Technologies, Inc. ‡ †	3,000	76
ON Semiconductor Corp. ‡ †	14,600	110
Pericom Semiconductor Corp. ‡	3,000	29
Semtech Corp. ‡	4,600	89
Silicon Storage Technology, Inc. ‡	7,800	38
Tessera Technologies, Inc. ‡ †	2,500	81
Triquint Semiconductor, Inc. ‡	6,226	30
TTM Technologies, Inc. ‡	17,200	179
Varian Semiconductor Equipment Associates, Inc. ‡ †	3,500	173
Virage Logic Corp. ‡	5,600	61
Zoran Corp. ‡ †	5,597	110
Environmental Services (0.7%)
Stericycle, Inc. ‡	2,400	143
Waste Connections, Inc. ‡	3,300	115
Fabricated Metal Products (0.2%)
Simpson Manufacturing Co., Inc.	2,100	81
Food & Kindred Products (0.1%)
Peet’s Coffee & Tea, Inc. ‡ †	1,100	34

Furniture & Home Furnishings Stores (0.2%)
Williams-Sonoma, Inc. ‡	2,100	$84
Health Services (4.0%)
Amedisys, Inc. ‡ †	3,000	136
Amsurg Corp. ‡	200	4
Community Health Systems, Inc. ‡	2,100	76
Coventry Health Care, Inc. ‡	3,350	200
DaVita, Inc. ‡	4,400	241
Gentiva Health Services, Inc. ‡	3,400	65
LifePoint Hospitals, Inc. ‡	2,100	65
Manor Care, Inc.	1,900	74
Matria Healthcare, Inc. ‡	3,350	143
Omnicare, Inc.	3,200	159
Option Care, Inc.	2,200	30
Symbion, Inc. ‡	4,600	106
Triad Hospitals, Inc. ‡	1,400	57
United Surgical Partners International, Inc. ‡	3,850	149
Holding & Other Investment Offices (0.8%)
Affiliated Managers Group ‡ †	3,000	278
Hotels & Other Lodging Places (0.1%)
Orient-Express Hotels, Ltd.	1,400	45
Industrial Machinery & Equipment (1.9%)
Actuant Corp.-Class A	4,200	240
Engineered Support Systems, Inc.	3,075	132
Entegris, Inc. ‡	7,300	77
FMC Technologies, Inc. ‡	1,700	88
Oil States International, Inc. ‡ †	3,700	151
Instruments & Related Products (3.1%)
Anaren, Inc. ‡	1,300	23
Cohu, Inc.	3,700	105
Cyberoptics Corp. ‡	14,900	237
Dionex Corp. ‡	850	45
FLIR Systems, Inc. ‡ †	6,600	156
Fossil, Inc. ‡	6,230	148
Herley Industries, Inc. ‡	1,300	23
II-VI, Inc. ‡	2,900	50
Itron, Inc. ‡	1,600	77
Mine Safety Appliances Co.	2,900	115
Orbotech, Ltd. ‡	3,000	73
Sonic Solutions, Inc. ‡ †	900	15
Teledyne Technologies, Inc. ‡	1,000	33
Varian, Inc. ‡	1,400	54
Insurance (0.8%)
Max Reinsurance Capital, Ltd.	2,400	64
RenaissanceRe Holdings, Ltd.	1,100	50
Stancorp Financial Group, Inc.	3,000	149
Triad Guaranty, Inc. ‡	700	29
Insurance Agents, Brokers & Service (0.2%)
Brown & Brown, Inc.	2,800	80

Leather & Leather Products (0.2%)
Timberland Co.-Class A ‡	1,800	$63
Management Services (2.1%)
Corporate Executive Board Co.	4,400	370
Digitas, Inc. ‡	3,500	46
Navigant Consulting, Inc. ‡	5,500	125
Resources Connection, Inc. ‡	8,600	234
Manufacturing Industries (0.4%)
Daktronics, Inc.	800	24
Shuffle Master, Inc. ‡ †	5,500	140
Medical Instruments & Supplies (6.4%)
American Medical Systems Holdings, Inc. ‡ †	3,300	75
Armor Holdings, Inc. ‡ †	1,900	91
Arthocare Corp. ‡ †	3,200	143
Aspect Medical Systems, Inc. ‡	6,900	250
DENTSPLY International, Inc.	1,450	78
Hologic, Inc. ‡	5,800	298
ICU Medical, Inc. ‡	4,200	151
Inamed Corp. ‡	2,550	235
Integra LifeSciences Holdings Corp. ‡ †	2,500	97
Kyphon, Inc. ‡ †	3,900	162
Mentor Corp.	800	36
Merit Medical Systems, Inc. ‡	3,100	44
Respironics, Inc. ‡	6,600	238
Steris Corp.	5,500	148
Techne Corp. ‡	1,700	97
Thoratec Corp. ‡	8,100	205
Wright Medical Group, Inc. ‡	1,600	36
Motion Pictures (1.0%)
Avid Technology, Inc. ‡	6,277	312
Macrovision Corp. ‡	3,200	59
Oil & Gas Extraction (5.0%)
Atwood Oceanics, Inc. ‡	500	49
Bill Barrett Corp. ‡	5,200	200
Bronco Drilling Co., Inc. ‡	600	19
Cabot Oil & Gas Corp.	4,200	217
CAL Dive International, Inc. ‡ †	7,300	306
Comstock Resources, Inc. ‡	8,200	262
Forest Oil Corp. ‡	2,500	129
Global Industries, Ltd. ‡	5,700	80
Grey Wolf, Inc. ‡ †	4,800	42
Helmerich & Payne, Inc.	1,100	86
Patterson-UTI Energy, Inc.	4,400	166
Stone Energy Corp. ‡	2,000	100
Todco-Class A ‡	500	22
Unit Corp. ‡	2,900	173
Personal Services (0.2%)
Jackson Hewitt Tax Service, Inc.	3,400	86
Pharmaceuticals (5.7%)
Abgenix, Inc. ‡ †	5,800	128

Alkermes, Inc. ‡ †	4,400	$107
Amylin Pharmaceuticals, Inc. ‡ †	1,900	81
BioMarin Pharmaceuticals, Inc. ‡	2,600	30
Cephalon, Inc. ‡ †	724	51
Charles River Laboratories International, Inc. ‡	1,200	55
Digene Corp. ‡ †	4,400	146
Henry Schein, Inc. ‡	1,100	51
Idexx Laboratories, Inc. ‡ †	800	61
Immucor, Inc. ‡	1,800	54
InterMune, Inc. ‡ †	1,700	34
Invitrogen Corp. ‡	1,900	131
Martek Biosciences Corp. ‡ †	3,100	89
Medicines Co. ‡	5,600	108
Medicis Pharmaceutical Corp.-Class A †	4,700	145
Myogen, Inc. ‡	3,300	123
Neurocrine Biosciences, Inc. ‡ †	2,200	134
Noven Pharmaceuticals, Inc. ‡	6,100	95
Onyx Pharmaceuticals, Inc. ‡	500	14
PDL BioPharma, Inc. ‡	6,600	192
Rigel Pharmaceuticals, Inc. ‡	3,300	26
Salix Pharmaceuticals, Ltd. ‡	6,869	119
Taro Pharmaceuticals Industries ‡ †	1,100	16
Valeant Pharmaceuticals International	1,600	29
Vertex Pharmaceuticals, Inc. ‡ †	2,694	96
Viropharma, Inc. ‡	700	16
Primary Metal Industries (0.3%)
Lone Star Technologies, Inc. ‡	400	23
Steel Dynamics, Inc. †	1,500	70
Printing & Publishing (0.1%)
Valassis Communications, Inc. ‡	700	20
Radio & Television Broadcasting (0.5%)
COX Radio, Inc.-Class A ‡	1,100	15
Entercom Communications Corp. ‡	900	27
Gray Television, Inc.	3,400	30
Radio One, Inc.-Class D ‡	3,800	42
Regent Communications, Inc. ‡	6,700	33
Spanish Broadcasting System, Inc.-Class A ‡	4,100	23
Triple Crown Media, Inc. ‡	340	3
Radio, Television & Computer Stores (0.1%)
GameStop Corp.-Class A ‡ †	1,000	40
Research & Testing Services (2.2%)
Advisory Board Co. (The) ‡	6,400	320
Exelixis, Inc. ‡	1,200	13
Gen-Probe, Inc. ‡ †	2,600	131
Incyte Corp. ‡	9,500	48
iRobot Corp. ‡ †	1,600	57
Pharmaceutical Product Development, Inc.	2,400	166
Senomyx, Inc. ‡	4,500	73
Residential Building Construction (0.2%)
Toll Brothers, Inc. ‡ †	2,000	68

Restaurants (2.0%)
BJ’s Restaurants, Inc. ‡	5,200	$131
CEC Entertainment, Inc. ‡	2,350	85
Cheesecake Factory (The) ‡ †	2,500	92
PF Chang’s China Bistro, Inc. ‡ †	3,000	154
Rare Hospitality International, Inc. ‡	5,400	170
Sonic Corp. ‡	3,875	112
Retail Trade (2.3%)
AC Moore Arts & Crafts, Inc. ‡ †	9,400	143
Coldwater Creek, Inc. ‡	9,000	184
Hibbett Sporting Goods, Inc. ‡	6,750	207
Michaels Stores, Inc.	2,800	94
Nutri/System, Inc. ‡ †	300	15
Sportsman’s Guide (The), Inc. ‡	4,700	109
Zumiez, Inc. ‡	2,100	102
Rubber & Misc. Plastic Products (0.2%)
Applied Films Corp. ‡	1,200	27
Trex Co., Inc. ‡ †	2,000	50
Security & Commodity Brokers (1.1%)
Eaton Vance Corp.	3,400	98
Greenhill & Co., Inc. †	1,400	80
IntercontinentalExchange, Inc. ‡	1,100	56
Raymond James Financial, Inc.	4,000	170
Social Services (0.5%)
Bright Horizons Family Solutions, Inc. ‡	4,500	176
Stone, Clay & Glass Products (0.3%)
Gentex Corp.	7,100	119
Telecommunications (0.9%)
Adtran, Inc.	5,000	147
NII Holdings, Inc.-Class B ‡	2,500	124
Novatel Wireless, Inc. ‡ †	500	5
Wireless Facilities, Inc. ‡	13,900	74
Transportation & Public Utilities (0.9%)
UTI Worldwide, Inc.	3,300	346
Transportation Equipment (0.3%)
Thor Industries, Inc.	2,600	111
Trucking & Warehousing (1.2%)
Forward Air Corp.	3,050	119
Old Dominion Freight Line, Inc. ‡	6,400	183
US Xpress Enterprises, Inc.-Class A ‡	2,900	48
Werner Enterprises, Inc.	3,900	84
Variety Stores (0.1%)
Fred’s, Inc.	3,250	52
Wholesale Trade Durable Goods (1.7%)
Cytyc Corp. ‡	4,700	141
Insight Enterprises, Inc. ‡	3,400	71
Interline Brands, Inc. ‡	700	18
Patterson Cos., Inc. ‡	2,300	79
Reliance Steel & Aluminum Co.	400	32

SCP Pool Corp.	4,230	$169
Symyx Technologies, Inc. ‡	4,900	136
Wholesale Trade Nondurable Goods (1.3%)
SunOpta, Inc. ‡ †	22,200	160
Tractor Supply Co. ‡	3,100	158
United Natural Foods, Inc. ‡	4,900	158
Total Common Stocks (cost: $24,344)		30,782

	Principal	Value
SECURITY LENDING COLLATERAL (17.4%)
Debt (16.7%)
Bank Notes (1.0%)
Bank of America
4.49%, due 03/20/2006	$63	$63
4.56%, due 06/07/2006 *	157	157
4.56%, due 08/10/2006 *	156	156
Certificates Of Deposit (0.5%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	31	31
Rabobank Nederland
4.48%, due 05/31/2006 *	156	156
Commercial Paper (2.6%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	94	94
Ciesco LLC
4.44%, due 03/01/2006	92	92
Compass Securitization-144A
4.35%, due 02/06/2006	155	155
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	30	30
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	38	38
4.40%, due 02/14/2006	63	63
4.44%, due 02/16/2006	63	63
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	61	61
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	156	156
4.49%, due 02/27/2006	62	62
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	62	62
4.41%, due 02/10/2006	62	62
Yorktown Capital LLC
4.45%, due 02/21/2006	47	47
Euro Dollar Overnight (3.2%)
Abbey National PLC
4.31%, due 02/02/2006	94	94
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	62	62

Fortis Bank
4.42%, due 02/07/2006	$187	$187
Royal Bank of Scotland
4.31%, due 02/01/2006	125	125
Societe Generale
4.48%, due 02/01/2006	94	94
Svenska Handlesbanken
4.47%, due 02/01/2006	300	300
Wachovia Bank NA
4.39%, due 02/01/2006	156	156
Wells Fargo
4.50%, due 02/07/2006	187	187
Euro Dollar Terms (4.3%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	62	62
Bank of Montreal
4.43%, due 02/21/2006	62	62
Bank of Nova Scotia
4.50%, due 03/27/2006	94	94
Barclays
4.47%, due 03/17/2006	62	62
4.54%, due 03/28/2006	187	187
Calyon
4.46%, due 03/02/2006	156	156
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	94	94
Deutsche Bank
4.45%, due 03/13/2006	94	94
Fortis Bank
4.47%, due 02/15/2006	62	62
4.50%, due 02/27/2006	69	69
Rabobank Nederland
4.51%, due 03/01/2006	125	125
Royal Bank of Canada
4.48%, due 03/21/2006	62	62
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	62	62
Societe Generale
4.46%, due 03/01/2006	125	125
The Bank of the West
4.50%, due 03/20/2006	62	62
UBS AG
4.43%, due 02/21/2006	62	62
Wells Fargo
4.43%, due 02/28/2006	156	156
Repurchase Agreements (5.1%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $305 on 02/01/2006	305	305
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $986 on 02/01/2006	986	986
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $47 on 02/01/2006	47	47

Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $250 on 02/01/2006	$250	$250
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $294 on 02/01/2006	294	294

	Shares	Value
Investment Companies (0.7%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	156,020	$156
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	118,530	119
Total Security Lending Collateral (cost: $6,506)		6,506
Total Investment Securities (cost: $30,850)		$37,288

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $6,281.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $1,920, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
˜	Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $752 or 2.0% of the total investments of the Fund.

TA IDEX T. Rowe Price Tax-Efficient Growth

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (94.9%)
Aerospace (0.8%)
Boeing Co. (The)	2,100	$143
Amusement & Recreation Services (1.6%)
Disney (Walt) Co. (The)	3,400	86
Live Nation ‡	287	5
Station Casinos, Inc.	2,900	194
Apparel Products (0.5%)
Cintas Corp.	2,100	89
Automotive (0.7%)
Harley-Davidson, Inc.	2,200	118
Beverages (2.3%)
Anheuser-Busch Cos., Inc.	1,400	58
Coca-Cola Co. (The)	3,800	157
PepsiCo, Inc.	3,570	204
Business Credit Institutions (0.4%)
Freddie Mac	1,100	75
Business Services (7.7%)
ChoicePoint, Inc. ‡	1,400	58
Clear Channel Communications, Inc.	2,300	67
eBay, Inc. ‡	8,300	358
First Data Corp.	2,700	122
Getty Images, Inc. ‡ †	700	57
Monster Worldwide, Inc. ‡ †	2,600	111
Moody’s Corp.	2,400	152
Omnicom Group, Inc. †	2,400	196
Robert Half International, Inc.	2,700	99
WPP Group PLC, Sponsored ADR	3,300	183
Chemicals & Allied Products (4.8%)
Avon Products, Inc. †	4,200	119
Colgate-Palmolive Co.	2,700	148
Ecolab, Inc.	2,200	79
Monsanto Co.	1,000	85
Procter & Gamble Co.	6,287	372
Valspar Corp. †	2,600	71
Commercial Banks (5.4%)
Bank of New York Co., Inc. (The)	2,200	70
Citigroup, Inc.	4,559	212
Mellon Financial Corp.	2,200	78
Northern Trust Corp.	4,100	214
State Street Corp.	5,100	308
Wells Fargo & Co.	1,700	106

Communications Equipment (0.6%)
Nokia Corp., ADR	3,400	$62
Rockwell Collins, Inc.	900	42
Computer & Data Processing Services (9.1%)
Adobe Systems, Inc.	1,600	64
Automatic Data Processing, Inc.	4,200	185
Electronic Arts, Inc. ‡	500	27
Intuit, Inc. ‡	1,300	68
Microsoft Corp.	17,000	479
NAVTEQ Corp. ‡	1,400	63
Oracle Corp. ‡	15,000	189
SAP AG, ADR	4,000	205
Yahoo!, Inc. ‡	11,000	378
Computer & Office Equipment (4.5%)
Cisco Systems, Inc. ‡	20,300	377
Dell, Inc. ‡	11,700	343
EMC Corp. ‡	7,700	103
Drug Stores & Proprietary Stores (1.0%)
CVS Corp.	2,300	64
Walgreen Co.	2,900	126
Educational Services (0.3%)
Apollo Group, Inc.-Class A ‡	1,050	58
Electronic & Other Electric Equipment (3.2%)
General Electric Co.	17,650	578
Electronic Components & Accessories (13.6%)
Altera Corp. ‡ †	14,700	284
Analog Devices, Inc.	7,400	294
Broadcom Corp.-Class A ‡	1,000	68
Intel Corp.	16,100	342
Linear Technology Corp.	10,200	380
Maxim Integrated Products, Inc.	8,500	349
Microchip Technology, Inc.	6,300	236
Texas Instruments, Inc.	5,600	164
Xilinx, Inc.	13,000	366
Entertainment (0.5%)
International Game Technology	2,600	93
Food & Kindred Products (1.0%)
General Mills, Inc.	1,500	73
Hershey Co. (The)	600	31
WM Wrigley Jr. Co.	1,100	70
Furniture & Home Furnishings Stores (0.9%)
Bed Bath & Beyond, Inc. ‡	1,900	71
Williams-Sonoma, Inc. ‡	2,200	88
Hotels & Other Lodging Places (1.6%)
Choice Hotels International, Inc.	2,000	95
Las Vegas Sands Corp. ‡ †	500	26
Marriott International, Inc.-Class A	2,500	167
Industrial Machinery & Equipment (0.4%)
Illinois Tool Works, Inc.	800	67

Insurance (5.6%)
AMBAC Financial Group, Inc.	800	$61
American International Group, Inc.	1,763	115
UnitedHealth Group, Inc.	6,700	398
WellPoint, Inc. ‡	5,800	445
Insurance Agents, Brokers & Service (0.3%)
Marsh & McLennan Cos., Inc.	2,000	61
Lumber & Other Building Materials (1.1%)
Home Depot, Inc. (The)	5,000	203
Management Services (0.8%)
Paychex, Inc.	4,100	149
Medical Instruments & Supplies (3.2%)
Baxter International, Inc.	1,800	66
Medtronic, Inc.	6,200	350
Stryker Corp.	1,800	90
Zimmer Holdings, Inc. ‡	1,200	83
Motion Pictures (0.5%)
Time Warner, Inc.	5,300	93
Oil & Gas Extraction (1.4%)
Schlumberger, Ltd.	2,000	255
Paper & Allied Products (0.6%)
3M Co.	600	44
Kimberly-Clark Corp.	1,200	69
Personal Credit Institutions (0.4%)
SLM Corp.	1,300	73
Pharmaceuticals (6.9%)
Abbott Laboratories	2,900	125
Amgen, Inc. ‡	3,200	233
AstraZeneca PLC, ADR	1,300	63
GlaxoSmithKline PLC, ADR	1,400	72
Johnson & Johnson	5,500	316
Lilly (Eli) & Co.	2,300	130
Merck & Co., Inc.	1,800	62
Pfizer, Inc.	5,685	146
Wyeth	2,500	116
Printing & Publishing (1.6%)
CBS Corp.-Class B ‡	1,550	41
McGraw-Hill Cos., Inc. (The)	4,900	250
Radio & Television Broadcasting (1.0%)
IAC/InterActiveCorp. ‡ †	1,550	45
Univision Communications, Inc.-Class A ‡	2,500	80
Viacom, Inc.-Class B ‡	1,550	64
Restaurants (0.4%)
Starbucks Corp. ‡	2,000	63
Retail Trade (1.9%)
Amazon.com, Inc. ‡ †	5,500	247
Tiffany & Co.	2,700	102

Rubber & Misc. Plastic Products (0.6%)
NIKE, Inc.-Class B	1,300	$105
Security & Commodity Brokers (3.7%)
American Express Co.	2,300	121
BlackRock, Inc.-Class A	400	53
Charles Schwab Corp. (The)	5,800	86
Eaton Vance Corp.	4,000	115
Franklin Resources, Inc.	2,600	256
Goldman Sachs Group, Inc. (The)	300	42
Transportation & Public Utilities (0.7%)
Expeditors International of Washington, Inc.	1,700	125
Variety Stores (2.0%)
Dollar General Corp.	5,100	86
Family Dollar Stores, Inc.	2,800	67
Wal-Mart Stores, Inc.	4,400	203
Water Transportation (0.3%)
Carnival Corp.	900	47
Wholesale Trade Nondurable Goods (1.0%)
SYSCO Corp.	6,100	187
Total Common Stocks (cost: $11,903)		17,272

	Principal	Value
SECURITY LENDING COLLATERAL (5.1%)
Debt (4.9%)
Bank Notes (0.3%)
Bank of America
4.49%, due 03/20/2006	$9	$9
4.56%, due 06/07/2006 *	22	22
4.56%, due 08/10/2006 *	22	22
Certificates Of Deposit (0.1%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	4	4
Rabobank Nederland
4.48%, due 05/31/2006 *	22	22
Commercial Paper (0.8%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	13	13
Ciesco LLC
4.44%, due 03/01/2006	13	13
Compass Securitization-144A
4.35%, due 02/06/2006	22	22
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	4	4
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	5	5
4.40%, due 02/14/2006	9	9
4.44%, due 02/16/2006	9	9
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	9	9

Paradigm Funding LLC-144A
4.40%, due 02/01/2006	$22	$22
4.49%, due 02/27/2006	9	9
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	9	9
4.41%, due 02/10/2006	9	9
Yorktown Capital LLC
4.45%, due 02/21/2006	7	7
Euro Dollar Overnight (0.9%)
Abbey National PLC
4.31%, due 02/02/2006	13	13
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	9	9
Fortis Bank
4.42%, due 02/07/2006	27	27
Royal Bank of Scotland
4.31%, due 02/01/2006	18	18
Societe Generale
4.48%, due 02/01/2006	13	13
Svenska Handlesbanken
4.47%, due 02/01/2006	43	43
Wachovia Bank NA
4.39%, due 02/01/2006	22	22
Wells Fargo
4.50%, due 02/07/2006	27	27
Euro Dollar Terms (1.3%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	9	9
Bank of Montreal
4.43%, due 02/21/2006	9	9
Bank of Nova Scotia
4.50%, due 03/27/2006	13	13
Barclays
4.47%, due 03/17/2006	9	9
4.54%, due 03/28/2006	27	27
Calyon
4.46%, due 03/02/2006	22	22
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	13	13
Deutsche Bank
4.45%, due 03/13/2006	13	13
Fortis Bank
4.47%, due 02/15/2006	9	9
4.50%, due 02/27/2006	10	10
Rabobank Nederland
4.51%, due 03/01/2006	18	18
Royal Bank of Canada
4.48%, due 03/21/2006	9	9
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	9	9
Societe Generale
4.46%, due 03/01/2006	18	18

The Bank of the West
4.50%, due 03/20/2006	$9	$9
UBS AG
4.43%, due 02/21/2006	9	9
Wells Fargo
4.43%, due 02/28/2006	22	22
Repurchase Agreements (1.5%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $43 on 02/01/2006	43	43
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $140 on 02/01/2006	140	140
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $7 on 02/01/2006	7	7
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $36 on 02/01/2006	36	36
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $42 on 02/01/2006	42	42

	Shares	Value
Investment Companies (0.2%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	22,215	$22
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	16,877	17
Total Security Lending Collateral (cost: $926)		926
Total Investment Securities (cost: $12,829)		$18,198

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $900.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $273, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $107 or 0.6% of the total investments of the Fund.

ADR	American Depositary Receipt

TA IDEX Templeton Great Companies Global

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (92.3%)
Australia (0.9%)
Alumina, Ltd.	171,433	$974
National Australia Bank, Ltd.	65,268	1,672
Bermuda (0.5%)
Weatherford International, Ltd. ‡	34,000	1,522
Brazil (0.9%)
Cia Vale do Rio Doce, ADR	13,450	690
Cia Vale do Rio Doce-Class A, ADR	5,600	249
Empresa Brasileira de Aeronautica SA, ADR †	18,300	744
Tele Norte Leste Participacoes SA, ADR †	55,130	979
Canada (0.8%)
Alcan, Inc.	23,070	1,119
BCE, Inc. †	54,360	1,316
Cayman Islands (1.1%)
ACE, Ltd.	36,500	1,998
XL Capital, Ltd.-Class A	19,340	1,309
Denmark (0.5%)
Vestas Wind Systems A/S ‡ †	75,510	1,486
Finland (1.0%)
Stora Enso OYJ-Class R †	116,490	1,614
UPM-Kymmene OYJ	79,310	1,618
France (3.3%)
Accor SA	23,490	1,407
AXA	51,980	1,761
France Telecom SA	42,580	968
Michelin (C.G.D.E.)-Class B	18,277	1,091
Sanofi-Aventis	18,669	1,710
Suez SA, ADR †	32,220	1,198
Total SA	5,023	1,385
Valeo SA	20,322	817
Germany (3.1%)
BASF AG, ADR	13,520	1,065
Bayerische Motoren Werke AG	26,550	1,200
Deutsche Post AG	82,870	2,333
E.ON AG, ADR †	47,670	1,779
Muenchener Rueckversicherungs AG	7,230	981
Siemens AG	25,070	2,284
Hong Kong (0.8%)
Cheung Kong Holdings, Ltd. (a)	126,000	1,357
Hutchison Whampoa, Ltd.	93,000	953

Israel (0.4%)
Check Point Software Technologies, Ltd. ‡	54,590	$1,181
Italy (1.1%)
ENI SpA, ADR	29,425	1,785
UniCredito Italiano SpA (a)	228,943	1,631
Japan (5.3%)
East Japan Railway Co.	194	1,350
Fuji Photo Film Co., Ltd.	25,400	872
Hitachi, Ltd.	179,000	1,264
KDDI Corp.	177	937
Konica Minolta Holdings, Inc.	104,000	1,168
Mabuchi Motor Co., Ltd.	17,100	918
Nintendo Co., Ltd.	14,000	1,923
Nippon Telegraph & Telephone Corp.	239	1,110
Nomura Holdings, Inc.	52,300	1,022
Olympus Corp.	44,800	1,186
Sompo Japan Insurance, Inc.	116,000	1,652
Sony Corp., ADR	32,210	1,575
Takeda Pharmaceutical Co., Ltd.	25,400	1,440
Mexico (0.4%)
Telefonos de Mexico SA de CV-Class L, ADR	56,850	1,350
Netherlands (2.2%)
Akzo Nobel NV, ADR	21,740	1,052
ING Groep NV	41,080	1,465
ING Groep NV, ADR	11,780	421
Koninklijke Philips Electronics NV	49,580	1,672
Reed Elsevier NV	115,580	1,623
VNU NV	20,840	697
Norway (0.6%)
Telenor ASA	194,560	1,951
Portugal (0.5%)
Portugal Telecom SGPS SA	149,220	1,496
Singapore (0.5%)
DBS Group Holdings, Ltd.	132,600	1,342
DBS Group Holdings, Ltd., ADR	6,210	251
South Korea (2.3%)
Kookmin Bank, ADR ‡	16,310	1,301
Korea Electric Power Corp., ADR †	31,930	725
KT Corp., ADR †	48,295	1,019
Samsung Electronics Co., Ltd., GDR-144A †	9,230	3,535
SK Telecom Co., Ltd., ADR	27,240	633
Spain (1.7%)
Banco Santander Central Hispano SA	126,991	1,825
Iberdrola SA	23,912	680
Repsol YPF SA	53,611	1,452
Telefonica SA	75,177	1,146
Sweden (2.8%)
Atlas Copco AB-Class A	74,260	1,740
Electrolux AB-Class B	40,070	1,068

Nordic Baltic Holding, FDR	149,540	$1,608
Securitas AB-Class B	110,180	2,003
Svenska Cellulosa AB-Class B	28,000	1,163
Volvo AB-Class B	20,570	1,004
Switzerland (2.7%)
Lonza Group AG	23,310	1,464
Nestle SA, ADR	20,710	1,516
Novartis AG, ADR †	28,740	1,585
Swiss Reinsurance (a)	28,590	2,121
UBS AG	11,690	1,268
UBS AG-Registered	3,400	370
Taiwan (0.3%)
Chunghwa Telecom Co., Ltd., ADR	53,940	1,004
United Kingdom (9.2%)
Alliance Unichem PLC	74,130	1,110
BAE Systems PLC	302,040	2,238
Boots Group PLC	116,780	1,320
BP PLC, ADR	26,140	1,890
British Sky Broadcasting PLC	140,440	1,213
Cadbury Schweppes PLC	146,970	1,442
Compass Group PLC	450,250	1,774
GlaxoSmithKline PLC	69,949	1,788
HSBC Holdings PLC	48,629	807
HSBC Holdings PLC, ADR	4,840	403
National Grid PLC	105,507	1,079
Pearson PLC	87,940	1,138
Rentokil Initial PLC	392,170	1,127
Rolls-Royce Group PLC ‡	225,260	1,737
Royal Bank of Scotland Group PLC	59,310	1,834
Royal Dutch Shell PLC-Class B	51,100	1,831
Smiths Group PLC	74,500	1,313
Standard Chartered PLC	39,160	971
Unilever PLC	113,880	1,196
Vodafone Group PLC	1,111,051	2,330
United States (49.4%)
Adobe Systems, Inc.	55,700	2,212
Akamai Technologies, Inc. ‡ †	38,000	830
Amgen, Inc. ‡	34,400	2,507
Apple Computer, Inc. ‡	81,680	6,168
BJ Services Co.	42,750	1,731
Capital One Financial Corp.	38,080	3,172
CBS Corp.-Class B ‡	79,340	2,073
Chesapeake Energy Corp.	48,000	1,682
Clorox Co.	58,620	3,508
Coach, Inc. ‡	93,950	3,377
Corning, Inc. ‡	152,000	3,701
Danaher Corp.	70,810	4,011
Electronic Arts, Inc. ‡	60,420	3,298
Emerson Electric Co.	26,450	2,049
General Electric Co.	112,810	3,695
Genzyme Corp. ‡	45,000	3,192

Goldman Sachs Group, Inc. (The)	31,580	$4,461
Harman International Industries, Inc.	17,000	1,870
Hershey Co. (The)	38,000	1,946
Intel Corp.	121,520	2,585
International Game Technology †	156,500	5,600
ITT Industries, Inc.	16,000	1,640
Johnson & Johnson	68,000	3,913
Johnson Controls, Inc.	35,200	2,437
JP Morgan Chase & Co.	122,210	4,858
Kellogg Co.	73,160	3,139
Linear Technology Corp.	86,340	3,213
Marathon Oil Corp.	73,000	5,611
Medtronic, Inc.	56,590	3,196
Microsoft Corp.	130,975	3,687
Morgan Stanley	70,440	4,329
Motorola, Inc.	106,930	2,428
National Oilwell Varco, Inc. ‡	41,000	3,119
PepsiCo, Inc.	81,530	4,662
Procter & Gamble Co.	67,420	3,993
Prudential Financial, Inc.	31,800	2,396
Quest Diagnostics, Inc.	31,000	1,532
Sirf Technology Holdings, Inc. ‡	25,000	842
St. Jude Medical, Inc. ‡	79,340	3,898
T. Rowe Price Group, Inc.	32,000	2,446
Telik, Inc. ‡ †	71,500	1,372
United Technologies Corp.	76,220	4,449
Vertex Pharmaceuticals, Inc. ‡ †	59,120	2,112
Viacom, Inc.-Class B ‡	79,340	3,291
Vulcan Materials Co.	24,000	1,725
W.R. Berkley Corp.	66,910	3,305
Waters Corp. ‡	82,000	3,440
WM Wrigley Jr. Co.	30,000	1,919
Wyeth	72,620	3,359
Yahoo!, Inc. ‡	78,300	2,689
Total Common Stocks (cost: $252,771)		285,352

	Principal
	Amount	Value
SECURITY LENDING COLLATERAL (7.7%)
Debt (7.4%)
Bank Notes (0.5%)
Bank of America
4.49%, due 03/20/2006	$228	$228
4.56%, due 06/07/2006 *	573	573
4.56%, due 08/10/2006 *	569	569
Certificates of Deposit (0.2%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	114	114
Rabobank Nederland
4.48%, due 05/31/2006 *	569	569

Commercial Paper (1.2%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	$341	$341
Ciesco LLC
4.44%, due 03/01/2006	335	335
Compass Securitization-144A
4.35%, due 02/06/2006	564	564
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	110	110
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	137	137
4.40%, due 02/14/2006	228	228
4.44%, due 02/16/2006	228	228
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	224	224
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	569	569
4.49%, due 02/27/2006	228	228
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	225	225
4.41%, due 02/10/2006	228	228
Yorktown Capital LLC
4.45%, due 02/21/2006	171	171
Euro Dollar Overnight (1.4%)
Abbey National PLC
4.31%, due 02/02/2006	341	341
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	228	228
Fortis Bank
4.42%, due 02/07/2006	682	682
Royal Bank of Scotland
4.31%, due 02/01/2006	455	455
Societe Generale
4.48%, due 02/01/2006	341	341
Svenska Handlesbanken
4.47%, due 02/01/2006	1,095	1,095
Wachovia Bank NA
4.39%, due 02/01/2006	569	569
Wells Fargo
4.50%, due 02/07/2006	682	682
Euro Dollar Terms (1.9%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	227	227
Bank of Montreal
4.43%, due 02/21/2006	227	227
Bank of Nova Scotia
4.50%, due 03/27/2006	341	341
Barclays
4.47%, due 03/17/2006	227	227
4.54%, due 03/28/2006	682	682
Calyon
4.46%, due 03/02/2006	569	569

Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	$341	$341
Deutsche Bank
4.45%, due 03/13/2006	341	341
Fortis Bank
4.47%, due 02/15/2006	227	227
4.50%, due 02/27/2006	250	250
Rabobank Nederland
4.51%, due 03/01/2006	455	455
Royal Bank of Canada
4.48%, due 03/21/2006	227	227
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	227	227
Societe Generale
4.46%, due 03/01/2006	455	455
The Bank of the West
4.50%, due 03/20/2006	227	227
UBS AG
4.43%, due 02/21/2006	227	227
Wells Fargo
4.43%, due 02/28/2006	569	569
Repurchase Agreements (2.2%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $1,113 on 02/01/2006	1,113	1,113
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $3,595 on 02/01/2006	3,595	3,595
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $172 on 02/01/2006	172	172
Merrill lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $910 on 02/01/2006	910	910
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $1,071 on 02/01/2006	1,070	1,070

	Shares	Value
Investment Companies (0.3%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	568,697	$569
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	432,046	432
Total Security Lending Collateral (cost: $23,714)		23,714
Total Investment Securities (cost: $276,485)		$309,066

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $22,846.
(a)	Passive Foreign Investment Company.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $6,998, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated  $6,276 or 2.0% of the total investments of the Fund.

ADR	American Depositary Receipt
FDR	Finnish Depositary Receipt
GDR	Global Depositary Receipt
SGPS	Sociedade Gestora de Participações Socialis (Holding Enterprise)

	Percentage of
	Total Investment	Value
INVESTMENTS BY INDUSTRY:
Pharmaceuticals	7.3%	$22,716
Commercial Banks	6.5%	20,142
Telecommunications	4.8%	14,743
Electronic & Other Electric Equipment	4.4%	13,702
Computer & Data Processing Services	4.2%	13,067
Security & Commodity Brokers	4.0%	12,257
Instruments & Related Products	3.7%	11,518
Insurance	3.7%	11,365
Chemicals & Allied Products	3.6%	11,083
Petroleum Refining	3.5%	10,718
Communications Equipment	3.4%	10,414
Food & Kindred Products	3.2%	9,960
Aerospace	3.0%	9,168
Electronic Components & Accessories	2.7%	8,388
Oil & Gas Extraction	2.6%	8,172
Business Services	2.4%	7,558
Computer & Office Equipment	2.4%	7,431
Medical Instruments & Supplies	2.3%	7,094
Life Insurance	2.0%	6,042
Entertainment	1.8%	5,600
Radio & Television Broadcasting	1.7%	5,126
Industrial Machinery & Equipment	1.6%	4,859
Beverages	1.5%	4,662
Paper & Paper Products	1.4%	4,396
Electric Services	1.4%	4,264
Automotive	1.2%	3,845
Printing & Publishing	1.2%	3,697
Leather & Leather Products	1.1%	3,378
Personal Credit Institutions	1.0%	3,172
Furniture & Fixtures	0.8%	2,437
Transportation & Public Utilities	0.8%	2,333

Manufacturing Industries	0.6%	$1,923
Metal Mining	0.6%	1,912
Restaurants	0.6%	1,774
Mining	0.6%	1,725
Health Services	0.5%	1,532
Hotels & Other Lodging Places	0.4%	1,407
Research & Testing Services	0.4%	1,372
Specialty- Real Estate	0.4%	1,357
Railroads	0.4%	1,350
Drug Stores & Proprietary Stores	0.4%	1,320
Electric, Gas & Sanitary Services	0.4%	1,198
Wholesale Trade Nondurable Goods	0.4%	1,196
Primary Metal Industries	0.4%	1,119
Rubber & Misc. Plastic Products	0.4%	1,090
Holding & Other Investment Offices	0.3%	953
Motor Vehicles, Parts & Supplies	0.3%	817
Investment Securities, at value	92.3%	285,352
Security Lending Collateral	7.7%	23,714
Total Investment Securities	100.0%	$309,066

TA IDEX Transamerica Balanced

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (5.2%)
U.S. Treasury Bond
6.13%, due 11/15/2027	$2,700	$3,204
5.38%, due 02/15/2031 †	3,615	3,980
U.S. Treasury Note
4.25%, due 01/15/2011	490	485
4.00%, due 02/15/2015 †	280	269
4.13%, due 05/15/2015 †	1,450	1,404
4.50%, due 11/15/2015 †	4,411	4,401
U.S. Treasury STRIPS
Zero Coupon, due 05/15/2030	730	234
Total U.S. Government Obligations (cost: $14,079)		13,977
U.S. GOVERNMENT AGENCY OBLIGATIONS (1.2%)
Fannie Mae
6.00%, due 09/01/2034	1,415	1,430
5.50%, due 05/01/2035	1,983	1,962
Total U.S. Government Agency Obligations (cost: $3,477)		3,392
CORPORATE DEBT SECURITIES (17.0%)
Aerospace (0.6%)
Honeywell International, Inc.
5.13%, due 11/01/2006	910	910
6.13%, due 11/01/2011	660	692
Agriculture (0.3%)
Dole Food Co., Inc.
8.63%, due 05/01/2009	400	408
Michael Foods, Inc.
8.00%, due 11/15/2013	320	329
Amusement & Recreation Services (0.9%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	1,750	1,749
Mandalay Resort Group
6.50%, due 07/31/2009	585	591
Automotive (0.1%)
General Motors Acceptance Corp.
8.00%, due 11/01/2031 †	340	347
Beverages (0.3%)
Coca-Cola Enterprises, Inc.
5.38%, due 08/15/2006	950	952
Business Credit Institutions (0.2%)
Ford Motor Credit Co.
7.00%, due 10/01/2013 †	500	453

Business Services (0.5%)
Clear Channel Communications, Inc.
6.00%, due 11/01/2006	$555	$558
4.63%, due 01/15/2008	545	537
Hertz Corp.-144A
8.88%, due 01/01/2014	300	310
Chemicals & Allied Products (1.4%)
ICI Wilmington, Inc.
4.38%, due 12/01/2008	791	769
Lubrizol Corp.
4.63%, due 10/01/2009	1,350	1,321
Monsanto Co.
5.50%, due 07/30/2035	800	753
Potash Corp. of Saskatchewan
7.13%, due 06/15/2007	830	851
Commercial Banks (1.6%)
Barclays Bank PLC
6.28%, due 12/15/2034 † (a)	660	658
HBOS PLC -144A
5.92%, due 09/01/2049 (b)	700	700
Sumitomo Mitsui Banking-144A
5.63%, due 07/15/2049 (c)	500	496
US Bank NA
3.75%, due 02/06/2009	1,400	1,353
Wachovia Capital Trust III
5.80%, due 03/15/2049 (d)	260	261
ZFS Finance USA Trust I-144A
6.45%, due 12/15/2065 (e)	765	773
Communication (0.1%)
Comcast Corp.
7.05%, due 03/15/2033	325	345
Computer & Office Equipment (0.3%)
Hewlett-Packard Co.
3.63%, due 03/15/2008	765	744
Department Stores (0.1%)
Neiman-Marcus Group, Inc.-144A
9.00%, due 10/15/2015 †	200	207
Electric Services (0.3%)
PSEG Funding Trust
5.38%, due 11/16/2007	875	875
Electric, Gas & Sanitary Services (0.3%)
NiSource Finance Corp.
7.88%, due 11/15/2010	745	823
Food & Kindred Products (0.5%)
Archer-Daniels-Midland Co.
5.38%, due 09/15/2035	500	469
Tyson Foods, Inc.
8.25%, due 10/01/2011	850	938

Gas Production & Distribution (0.6%)
Oneok, Inc.
5.51%, due 02/16/2008	$1,730	$1,737
Holding & Other Investment Offices (1.0%)
Hutchison Whampoa International, Ltd.-144A
7.45%, due 11/24/2033	560	642
iStar Financial, Inc. REIT
4.88%, due 01/15/2009	875	862
Plum Creek Timberlands, LP
5.88%, due 11/15/2015	460	461
Tanger Factory Outlet Centers REIT
6.15%, due 11/15/2015	620	620
Hotels & Other Lodging Places (0.2%)
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, due 05/01/2007	400	409
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	100	97
Industrial Machinery & Equipment (0.1%)
Cummins, Inc.
7.13%, due 03/01/2028	215	220
Insurance (0.3%)
Reinsurance Group of America
6.75%, due 12/15/2065 (f)	785	796
Metal Mining (0.2%)
Phelps Dodge Corp.
9.50%, due 06/01/2031	478	646
Mortgage Bankers & Brokers (1.2%)
Countrywide Home Loans, Inc.
5.50%, due 08/01/2006	1,800	1,806
Countrywide Home Loans, Inc., Series L
2.88%, due 02/15/2007	865	845
ILFC E-Capital Trust II-144A
6.25%, due 12/21/2065 (g)	360	363
Kinder Morgan Finance Co. ULC-144A
6.40%, due 01/05/2036	335	341
Motion Pictures (0.5%)
Time Warner, Inc.
9.13%, due 01/15/2013	1,120	1,320
Oil & Gas Extraction (0.4%)
Chesapeake Energy Corp.
7.00%, due 08/15/2014	180	186
Husky Oil, Ltd.
8.90%, due 08/15/2028 (h)	570	609
Nexen, Inc.
5.88%, due 03/10/2035	340	331
Personal Credit Institutions (0.6%)
General Electric Capital Corp.
5.35%, due 03/30/2006	1,570	1,572
HSBC Finance Capital Trust IX
5.91%, due 11/30/2035 (i)	200	200

Petroleum Refining (0.2%)
Valero Energy Corp.
7.50%, due 04/15/2032	$375	$451
Primary Metal Industries (0.7%)
Alcoa, Inc.
4.25%, due 08/15/2007	1,825	1,804
Printing & Publishing (0.6%)
Media General, Inc.
6.95%, due 09/01/2006	1,090	1,097
News America Holdings, Inc.
7.75%, due 12/01/2045	392	441
Radio & Television Broadcasting (0.2%)
Univision Communications, Inc.
3.88%, due 10/15/2008	680	652
Security & Commodity Brokers (1.2%)
E*Trade Financial Corp.
8.00%, due 06/15/2011	500	520
Merrill Lynch & Co., Inc.
6.13%, due 05/16/2006	1,900	1,906
Nuveen Investments, Inc.
5.00%, due 09/15/2010	875	857
Telecommunications (1.3%)
SBC Communications, Inc.
5.75%, due 05/02/2006	1,900	1,904
Sprint Capital Corp.
8.75%, due 03/15/2032	265	347
Verizon Global Funding Corp.
4.00%, due 01/15/2008	955	936
7.75%, due 12/01/2030	305	354
Variety Stores (0.2%)
Target Corp.
5.50%, due 04/01/2007	435	437
Total Corporate Debt Securities (cost: $46,422)		45,941

	Shares	Value
COMMON STOCKS (67.6%)
Air Transportation (0.6%)
FedEx Corp.	15,000	$1,517
Automotive (3.5%)
Harley-Davidson, Inc.	100,000	5,353
PACCAR, Inc.	60,000	4,176
Business Services (1.1%)
eBay, Inc. † ‡	70,000	3,017
Chemicals & Allied Products (1.7%)
Procter & Gamble Co.	80,000	4,738
Communication (1.2%)
XM Satellite Radio Holdings, Inc.-Class A † ‡	125,000	3,272

Communications Equipment (3.5%)
QUALCOMM, Inc.	200,000	$9,592
Computer & Data Processing Services (2.4%)
Microsoft Corp.	153,465	4,320
Yahoo!, Inc. ‡	60,000	2,060
Computer & Office Equipment (3.4%)
Apple Computer, Inc. ‡	70,000	5,286
Sandisk Corp. † ‡	60,000	4,042
Drug Stores & Proprietary Stores (1.3%)
Walgreen Co.	80,000	3,462
Electronic & Other Electric Equipment (1.0%)
General Electric Co.	80,000	2,620
Engineering & Management Services (4.0%)
Jacobs Engineering Group, Inc. ‡	130,000	10,838
Hotels & Other Lodging Places (5.0%)
Marriott International, Inc.-Class A	180,060	11,999
MGM Mirage, Inc. ‡	43,000	1,594
Industrial Machinery & Equipment (8.9%)
Caterpillar, Inc.	200,000	13,580
Donaldson Co., Inc.	120,000	4,146
Kennametal, Inc.	110,000	6,435
Insurance (2.3%)
WellPoint, Inc. ‡	80,000	6,144
Medical Instruments & Supplies (1.3%)
Zimmer Holdings, Inc. ‡	50,000	3,448
Oil & Gas Extraction (5.7%)
Anadarko Petroleum Corp.	50,000	5,391
Apache Corp.	70,000	5,287
Schlumberger, Ltd. †	38,180	4,866
Petroleum Refining (1.8%)
Suncor Energy, Inc.	60,000	4,807
Pharmaceuticals (7.1%)
Amgen, Inc. † ‡	62,995	4,592
Genentech, Inc. ‡	30,000	2,578
Roche Holding AG-Genusschein	75,698	11,932
Primary Metal Industries (1.2%)
Hubbell, Inc.-Class B	70,000	3,147
Printing & Publishing (3.8%)
McGraw-Hill Cos., Inc. (The)	200,000	10,208
Security & Commodity Brokers (3.6%)
American Express Co.	90,000	4,721
Ameriprise Financial, Inc.	70,000	2,848
Chicago Mercantile Exchange	5,000	2,116
Transportation & Public Utilities (1.4%)
Expeditors International of Washington, Inc.	50,000	3,677
Wholesale Trade Durable Goods (1.8%)
Grainger (W.W.), Inc.	70,000	4,965
Total Common Stocks (cost: $136,721)		182,774

	Principal	Value
SECURITY LENDING COLLATERAL (9.0%)
Debt (8.6%)
Bank Notes (0.5%)
Bank of America
4.49%, due 03/20/2006	$232	$232
4.56%, due 06/07/2006 *	585	585
4.56%, due 08/10/2006 *	581	581
Certificates Of Deposit (0.3%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	116	116
Rabobank Nederland
4.48%, due 05/31/2006 *	581	581
Commercial Paper (1.3%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	349	349
Ciesco LLC
4.44%, due 03/01/2006	342	342
Compass Securitization-144A
4.35%, due 02/06/2006	576	576
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	112	112
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	139	139
4.40%, due 02/14/2006	232	232
4.44%, due 02/16/2006	232	232
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	228	228
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	581	581
4.49%, due 02/27/2006	232	232
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	230	230
4.41%, due 02/10/2006	232	232
Yorktown Capital LLC
4.45%, due 02/21/2006	174	174
Euro Dollar Overnight (1.7%)
Abbey National PLC
4.31%, due 02/02/2006	348	348
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	232	232
Fortis Bank
4.42%, due 02/07/2006	697	697
Royal Bank of Scotland
4.31%, due 02/01/2006	465	465
Societe Generale
4.48%, due 02/01/2006	348	348
Svenska Handlesbanken
4.47%, due 02/01/2006	1,118	1,118

Wachovia Bank NA
4.39%, due 02/01/2006	$581	$581
Wells Fargo
4.50%, due 02/07/2006	697	697
Euro Dollar Terms (2.2%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	232	232
Bank of Montreal
4.43%, due 02/21/2006	232	232
Bank of Nova Scotia
4.50%, due 03/27/2006	348	348
Barclays
4.47%, due 03/17/2006	232	232
4.54%, due 03/28/2006	697	697
Calyon
4.46%, due 03/02/2006	581	581
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	348	348
Deutsche Bank
4.45%, due 03/13/2006	348	348
Fortis Bank
4.47%, due 02/15/2006	232	232
4.50%, due 02/27/2006	256	256
Rabobank Nederland
4.51%, due 03/01/2006	465	465
Royal Bank of Canada
4.48%, due 03/21/2006	232	232
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	232	232
Societe Generale
4.46%, due 03/01/2006	465	465
The Bank of the West
4.50%, due 03/20/2006	232	232
UBS AG
4.43%, due 02/21/2006	232	232
Wells Fargo
4.43%, due 02/28/2006	581	581
Repurchase Agreements (2.6%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $1,137 on 02/01/2006	1,137	1,137
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $3,671 on 02/01/2006	3,670	3,670
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $176 on 02/01/2006	176	176
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $929 on 02/01/2006	929	929
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $1,093 on 02/01/2006	1,093	1,093

	Shares	Value
Investment Companies (0.4%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	580,633	$581
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	441,114	441
Total Security Lending Collateral (cost: $24,212)		24,212
Total Investment Securities (cost: $224,911)		$270,296

NOTES TO SCHEDULE OF INVESTMENTS:

†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $23,628.
(a)	Barclays Bank PLC has a fixed coupon rate of 6.28% until 12/15/2034, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 155BP, if not called.
(b)	HBOS PLC -144A has a fixed coupon rate of 5.92% until 10/01/2015, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 129.5BP, if not called.
(c)	Sumitomo Matsui Banking-144A has a fixed coupon rate of 5.63% until 10/15/2015, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 255BP, if not called.
(d)	Wachovia Capital Trust III has a fixed coupon rate of 5.80% until 03/15/2011, thereafter the coupon rate will reset quarterly at the highest of the 3-month US$LIBOR + 93BP or 5.57%, if not called.
(e)

ZFS Finance USA Trust I -144A has a fixed coupon rate of 6.45% until 06/15/2016, thereafter the coupon rate will reset at 200BP+ highest of the 3-month US$LIBOR, 10 Year CMT or 30 Year CMT, a max of 15%, if not called.

(f)	Reinsurance Group of America has a fixed coupon rate of 6.75% until 12/15/2015, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 266.5BP, if not called.
(g)

ILFC E-Capital Trust II -144A has a fixed coupon rate of 6.25% until 12/21/2015, thereafter the coupon rate will reset at 180BP+ highest of the 3-month US$LIBOR, 10 Year CMT or 30 Year CMT, a max of 14.5%, if not called.

(h)	Husky Oil, Ltd. has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 550BP, if not called.
(i)	HSBC Finance Capital Trust IX has a fixed coupon rate 5.91% until 11/30/2015, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 192.6BP, if not called.
‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $7,145, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated  $6,626 or 2.5% of the total investments of the Fund.

CMT	Constant Maturity Treasury Index
LIBOR	London Interbank Offer Rate
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities

TA IDEX Transamerica High-Yield Bond

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
Republic of Colombia
9.75%, due 04/23/2009	$1,000	$1,122
Total Foreign Government Obligations (cost: $954)		1,122
CORPORATE DEBT SECURITIES (85.8%)
Agriculture (0.5%)
Dole Food Co., Inc.
8.63%, due 05/01/2009	2,055	2,099
Amusement & Recreation Services (2.4%)
Isle of Capri Casinos, Inc.
7.00%, due 03/01/2014	3,000	2,944
MGM Mirage
6.75%, due 09/01/2012	1,000	1,017
5.88%, due 02/27/2014	2,500	2,409
Mohegan Tribal Gaming Authority
6.38%, due 07/15/2009	1,000	1,010
6.13%, due 02/15/2013	2,000	1,982
Speedway Motorsports, Inc.
6.75%, due 06/01/2013	1,000	1,014
Apparel Products (0.9%)
Levi Strauss & Co.
9.75%, due 01/15/2015	3,500	3,688
Automotive (5.5%)
ArvinMeritor, Inc.
8.75%, due 03/01/2012	452	447
Ford Motor Co.
7.45%, due 07/16/2031 †	2,000	1,475
General Motors Acceptance Corp.
6.75%, due 12/01/2014 †	8,000	7,582
General Motors Corp.
7.13%, due 07/15/2013 †	2,000	1,550
Lear Corp., Series B
5.75%, due 08/01/2014	2,000	1,630
Metaldyne Corp.
10.00%, due 11/01/2013 †	2,000	1,830
Navistar International Corp.
7.50%, due 06/15/2011 †	1,000	990
6.25%, due 03/01/2012	6,000	5,610
Tenneco Automotive, Inc.
10.25%, due 07/15/2013	2,500	2,800
Beverages (0.5%)
Constellation Brands, Inc.
8.13%, due 01/15/2012	2,000	2,095

Business Services (2.8%)
Hertz Corp.-144A
10.50%, due 01/01/2016 †	$3,500	$3,657
Quintiles Transnational Corp.
10.00%, due 10/01/2013	1,000	1,110
R.H. Donnelley Finance Corp I-144A
10.88%, due 12/15/2012	2,000	2,250
United Rentals North America, Inc.
6.50%, due 02/15/2012	1,000	985
Universal Compression, Inc.
7.25%, due 05/15/2010	2,000	2,060
Universal Hospital Services, Inc.
10.13%, due 11/01/2011	2,000	2,070
Chemicals & Allied Products (3.7%)
Airgas, Inc.
6.25%, due 07/15/2014	1,500	1,477
Equistar Chemicals, LP/Equistar Funding Corp.
10.13%, due 09/01/2008	1,000	1,090
10.63%, due 05/01/2011	2,000	2,200
Huntsman International LLC
9.88%, due 03/01/2009	1,000	1,050
10.13%, due 07/01/2009	2,000	2,067
11.63%, due 10/15/2010	965	1,105
Huntsman International LLC-144A
7.38%, due 01/01/2015 †	2,000	2,025
Lyondell Chemical Co.
10.50%, due 06/01/2013	1,000	1,127
Nalco Co.
7.75%, due 11/15/2011	2,000	2,040
NOVA Chemicals Corp.
6.50%, due 01/15/2012	1,000	960
Scotts Co. (The)
6.63%, due 11/15/2013	1,000	1,016
Communication (5.5%)
Adelphia Communications Corp.
10.25%, due 11/01/2006 ❖	1,000	652
Cablevision Systems Corp., Series B
8.00%, due 04/15/2012 †	1,000	952
CCH I Holdings LLC-144A
9.92%, due 04/01/2014 †	493	251
CCH I LLC-144A
11.00%, due 10/01/2015	4,274	3,515
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.-144A
8.38%, due 04/30/2014	2,000	1,997
CSC Holdings, Inc.-144A
7.00%, due 04/15/2012	2,000	1,910
Echostar DBS Corp.
5.75%, due 10/01/2008	3,000	2,955
6.63%, due 10/01/2014	2,000	1,940
Intelsat Bermuda, Ltd.-144A
8.63%, due 01/15/2015	8,000	8,020

PanAmSat Corp.
9.00%, due 08/15/2014	$1,300	$1,367
Communications Equipment (0.9%)
L-3 Communications Corp.
7.63%, due 06/15/2012	1,000	1,047
6.13%, due 07/15/2013	2,000	1,970
6.13%, due 01/15/2014	1,000	987
Computer & Data Processing Services (0.7%)
Unisys Corp.
6.88%, due 03/15/2010 †	1,000	952
8.00%, due 10/15/2012 †	1,000	952
8.50%, due 10/15/2015 †	1,000	965
Computer & Office Equipment (0.2%)
Seagate Technology Holdings Corp.
8.00%, due 05/15/2009	1,000	1,046
Construction (1.9%)
Beazer Homes USA, Inc.
6.50%, due 11/15/2013	2,000	1,925
Centex Corp.
5.80%, due 09/15/2009	750	756
KB Home
5.75%, due 02/01/2014	1,000	942
Standard-Pacific Corp.
6.25%, due 04/01/2014	3,000	2,722
WCI Communities, Inc.
6.63%, due 03/15/2015 †	2,000	1,780
Department Stores (0.5%)
Neiman-Marcus Group, Inc.-144A
9.00%, due 10/15/2015 †	2,000	2,075
Saks, Inc.
8.25%, due 11/15/2008	—	—	☐
Drug Stores & Proprietary Stores (1.0%)
Medco Health Solutions, Inc.
7.25%, due 08/15/2013	1,000	1,092
Rite Aid Corp.
12.50%, due 09/15/2006	2,000	2,080
9.50%, due 02/15/2011	1,000	1,050
Electric Services (7.3%)
AES Corp. (The)-144A
8.75%, due 05/15/2013	2,000	2,175
Elwood Energy LLC
8.16%, due 07/05/2026	1,665	1,807
Nevada Power Co., Series A
8.25%, due 06/01/2011	4,000	4,430
NRG Energy, Inc.
8.00%, due 12/15/2013	1,931	2,153
7.25%, due 02/01/2014	7,000	7,096
Reliant Energy, Inc.
6.75%, due 12/15/2014	2,000	1,720

Texas Genco LLC/Texas Genco Financing Corp.-144A
6.88%, due 12/15/2014	$5,000	$5,412
TXU Corp., Series O
4.80%, due 11/15/2009	3,000	2,877
TXU Corp., Series P
5.55%, due 11/15/2014	4,000	3,756
Electronic Components & Accessories (1.2%)
Celestica, Inc.
7.88%, due 07/01/2011	1,450	1,461
Spansion LLC-144A
11.25%, due 01/15/2016	4,000	3,780
Environmental Services (0.5%)
Allied Waste North America, Inc.
6.50%, due 11/15/2010 †	1,000	992
7.88%, due 04/15/2013 †	1,000	1,037
Food & Kindred Products (0.7%)
Del Monte Corp.
8.63%, due 12/15/2012	3,000	3,180
Gas Production & Distribution (3.5%)
Colorado Interstate Gas Co.
5.95%, due 03/15/2015	3,500	3,425
Dynegy Holdings, Inc.-144A
10.13%, due 07/15/2013	3,000	3,386
Dynegy-Roseton/Danskammer, Series 2001, Class B
7.67%, due 11/08/2016	2,000	2,040
Northwest Pipeline Corp.
8.13%, due 03/01/2010	2,000	2,127
Williams Cos., Inc.
7.13%, due 09/01/2011	2,000	2,085
7.63%, due 07/15/2019	2,000	2,190
Health Services (3.8%)
Ameripath, Inc.
10.50%, due 04/01/2013	1,590	1,677
Extendicare Health Services, Inc.
6.88%, due 05/01/2014	3,000	2,933
HCA, Inc.
6.95%, due 05/01/2012	3,000	3,087
6.25%, due 02/15/2013	3,000	2,972
Manor Care, Inc.
6.25%, due 05/01/2013	1,000	1,030
Tenet Healthcare Corp.
9.88%, due 07/01/2014	1,250	1,250
Tenet Healthcare Corp.-144A
9.25%, due 02/01/2015	3,500	3,430
Holding & Other Investment Offices (2.5%)
Nell AF Sarl-144A
8.38%, due 08/15/2015 †	2,000	1,998
Sungard Data Systems Inc.-144A
9.13%, due 08/15/2013	4,000	4,160
10.25%, due 08/15/2015	3,000	3,015

Ventas Realty, LP/Ventas Capital Corp. REIT
6.63%, due 10/15/2014	$1,500	$1,530
Hotels & Other Lodging Places (3.8%)
Kerzner International, Ltd.
6.75%, due 10/01/2015	3,000	2,925
Las Vegas Sands Corp.
6.38%, due 02/15/2015	2,000	1,908
Mandalay Resort Group
6.38%, due 12/15/2011	1,000	1,011
MGM Mirage
6.00%, due 10/01/2009	2,500	2,488
Station Casinos, Inc.
6.00%, due 04/01/2012	1,000	1,000
6.50%, due 02/01/2014	2,000	1,995
6.88%, due 03/01/2016	2,000	2,033
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	3,000	2,921
Industrial Machinery & Equipment (0.6%)
Case New Holland, Inc.
9.25%, due 08/01/2011	2,250	2,408
Instruments & Related Products (1.2%)
DirecTV Holdings LLC/DirecTV Financing Co.
8.38%, due 03/15/2013	2,000	2,145
DRS Technologies, Inc.
6.88%, due 11/01/2013	3,000	2,978
Lumber & Other Building Materials (0.5%)
Builders FirstSource, Inc.
8.04%, due 02/15/2012 *	2,000	2,045
Management Services (0.8%)
Corrections Corp. of America
7.50%, due 05/01/2011	1,000	1,031
US Oncology, Inc.
10.75%, due 08/15/2014	2,000	2,210
Manufacturing Industries (0.9%)
Indalex Holding Corp.-144A
11.50%, due 02/01/2014	4,000	3,949
Medical Instruments & Supplies (0.4%)
Bard (C.R.), Inc.
6.70%, due 12/01/2026	1,500	1,689
Metal Cans & Shipping Containers (0.7%)
Ball Corp.
6.88%, due 12/15/2012	3,000	3,064
Mining (0.2%)
Peabody Energy Corp.
6.88%, due 03/15/2013	1,000	1,035
Mortgage Bankers & Brokers (0.2%)
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Series A
0.00%, due 10/01/2014 (a)	1,300	969

Motion Pictures (1.4%)
Liberty Media Corp.
8.25%, due 02/01/2030 †	$6,000	$5,947
Motor Vehicles, Parts & Supplies (0.4%)
ArvinMeritor, Inc.-144A
8.13%, due 09/15/2015	452	426
TRW Automotive, Inc.
11.00%, due 02/15/2013	1,300	1,476
Oil & Gas Extraction (3.4%)
Chesapeake Energy Corp.
7.50%, due 09/15/2013	1,000	1,061
6.38%, due 06/15/2015	3,000	2,993
6.88%, due 01/15/2016	1,000	1,020
Forest Oil Corp.
8.00%, due 12/15/2011	500	548
7.75%, due 05/01/2014	1,000	1,048
Kerr-McGee Corp.
7.00%, due 11/01/2011	1,370	1,370
Newfield Exploration Co.
6.63%, due 09/01/2014	1,500	1,547
Pride International, Inc.
7.38%, due 07/15/2014	2,000	2,150
Whiting Petroleum Corp.-144A
7.00%, due 02/01/2014	3,000	3,015
Paper & Allied Products (2.6%)
Cascades, Inc.
7.25%, due 02/15/2013	2,000	1,785
Georgia-Pacific Corp.
7.70%, due 06/15/2015	3,000	2,933
7.75%, due 11/15/2029	4,000	3,750
Graphic Packaging International Corp.
8.50%, due 08/15/2011 †	2,000	2,000
Smurfit-Stone Container Corp.
8.38%, due 07/01/2012	1,000	958
Paper & Paper Products (0.9%)
Boise Cascade LLC
7.13%, due 10/15/2014	2,000	1,845
MDP Acquisitions PLC
9.63%, due 10/01/2012	2,000	2,065
Paperboard Containers & Boxes (0.6%)
Jefferson Smurfit Corp.
7.50%, due 06/01/2013	2,000	1,815
Jefferson Smurfit-Stone Container Corp.
8.25%, due 10/01/2012	1,000	950
Personal Credit Institutions (1.6%)
Ford Motor Credit Co.
6.50%, due 01/25/2007	500	495
5.80%, due 01/12/2009	1,000	907
7.38%, due 10/28/2009	3,000	2,807
7.25%, due 10/25/2011	3,000	2,752

Personal Services (0.5%)
Service Corp. International
7.70%, due 04/15/2009	$2,000	$2,103
Petroleum Refining (0.4%)
Giant Industries, Inc.
8.00%, due 05/15/2014	1,500	1,560
Pharmaceuticals (0.4%)
Leiner Health Products, Inc.
11.00%, due 06/01/2012 †	2,000	1,905
Primary Metal Industries (1.4%)
International Steel Group, Inc.
6.50%, due 04/15/2014	1,000	1,020
Novelis, Inc.-144A
7.50%, due 02/15/2015	3,500	3,308
U.S. Steel Corp.
9.75%, due 05/15/2010	1,682	1,833
Printing & Publishing (4.6%)
American Color Graphics, Inc.
10.00%, due 06/15/2010	2,000	1,450
Dex Media East LLC/Dex Media East Finance Co.
9.88%, due 11/15/2009	1,000	1,080
Dex Media West LLC/Dex Media Finance Co., Series B
8.50%, due 08/15/2010	2,000	2,113
Dex Media, Inc.
8.00%, due 11/15/2013	1,000	1,028
Houghton Mifflin Co.
9.88%, due 02/01/2013 †	2,000	2,160
Jostens IH Corp.
7.63%, due 10/01/2012	1,000	998
Primedia, Inc.
8.88%, due 05/15/2011	2,000	1,870
8.00%, due 05/15/2013	2,750	2,393
Quebecor World Capital Corp.
4.88%, due 11/15/2008	2,000	1,875
RH Donnelley Corp.-144A
8.88%, due 01/15/2016	3,750	3,792
Vertis, Inc.
10.88%, due 06/15/2009 †	1,000	980
Radio & Television Broadcasting (1.2%)
Quebecor Media, Inc.-144A
7.75%, due 03/15/2016	3,750	3,825
Videotron Ltee
6.88%, due 01/15/2014	1,500	1,523
Railroads (1.3%)
Progress Rail Services Corp./Progress Metal Reclamation Co.-144A
7.75%, due 04/01/2012	5,500	5,610
Restaurants (1.1%)
Restaurant Co. (The)-144A
10.00%, due 10/01/2013 †	5,000	4,713

Stone, Clay & Glass Products (1.6%)
Anchor Glass Container Corp., Series B
11.00%, due 02/15/2013 † ❖	$1,000	$790
Owens Brockway Glass Container, Inc.
7.75%, due 05/15/2011	1,000	1,045
8.75%, due 11/15/2012	1,000	1,075
6.75%, due 12/01/2014	2,000	1,935
Owens-Illinois, Inc.
7.35%, due 05/15/2008	2,000	2,015
Telecommunications (5.0%)
Citizens Communications Co.
9.00%, due 08/15/2031	3,725	3,837
Hawaiian Telcom Communications, Inc.-144A
9.75%, due 05/01/2013 †	4,500	4,444
Qwest Capital Funding, Inc.
7.00%, due 08/03/2009 †	2,000	2,015
7.90%, due 08/15/2010 †	5,000	5,163
Qwest Corp.
7.50%, due 06/15/2023	2,000	1,963
Rogers Wireless Communications, Inc.
8.00%, due 12/15/2012 †	1,500	1,590
6.38%, due 03/01/2014	2,500	2,513
Tobacco Products (0.5%)
RJ Reynolds Tobacco Holdings, Inc.-144A
6.50%, due 07/15/2010	2,000	2,000
Transportation Equipment (1.1%)
Trinity Industries, Inc.
6.50%, due 03/15/2014	2,500	2,494
Westinghouse Air Brake Co.
6.88%, due 07/31/2013	2,000	2,055
Total Corporate Debt Securities (cost: $368,573)		370,112

	Shares	Value
PREFERRED STOCKS (0.5%)
Holding & Other Investment Offices (0.5%)
Duke Realty Corp. REIT (b)	40,000	$2,009
Total Preferred Stocks (cost: $2,008)		2,009
COMMON STOCKS (0.0%)
Printing & Publishing (0.0%)
Golden Books Family Entertainment, Inc. ‡	63,750	—	☐
Total Common Stocks (cost: $168)		—

	Principal	Value
SECURITY LENDING COLLATERAL (13.5%)
Debt (12.9%)
Bank Notes (0.8%)
Bank of America
4.49%, due 03/20/2006	$558	$558
4.56%, due 06/07/2006 *	1,405	1,405
4.56%, due 08/10/2006 *	1,394	1,394
Certificates Of Deposit (0.4%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	279	279
Rabobank Nederland
4.48%, due 05/31/2006 *	1,394	1,394
Commercial Paper (2.0%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	836	836
Ciesco LLC
4.44%, due 03/01/2006	820	820
Compass Securitization-144A
4.35%, due 02/06/2006	1,383	1,383
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	269	269
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	335	335
4.40%, due 02/14/2006	558	558
4.44%, due 02/16/2006	558	558
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	548	548
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	1,394	1,394
4.49%, due 02/27/2006	558	558
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	552	552
4.41%, due 02/10/2006	557	557
Yorktown Capital LLC
4.45%, due 02/21/2006	418	418
Euro Dollar Overnight (2.5%)
Abbey National PLC
4.31%, due 02/02/2006	836	836
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	557	557
Fortis Bank
4.42%, due 02/07/2006	1,672	1,672
Royal Bank of Scotland
4.31%, due 02/01/2006	1,115	1,115
Societe Generale
4.48%, due 02/01/2006	836	836
Svenska Handlesbanken
4.47%, due 02/01/2006	2,682	2,682
Wachovia Bank NA
4.39%, due 02/01/2006	1,394	1,394

Wells Fargo
4.50%, due 02/07/2006	$1,672	$1,672
Euro Dollar Terms (3.3%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	557	557
Bank of Montreal
4.43%, due 02/21/2006	557	557
Bank of Nova Scotia
4.50%, due 03/27/2006	836	836
Barclays
4.47%, due 03/17/2006	557	557
4.54%, due 03/28/2006	1,672	1,672
Calyon
4.46%, due 03/02/2006	1,394	1,394
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	836	836
Deutsche Bank
4.45%, due 03/13/2006	836	836
Fortis Bank
4.47%, due 02/15/2006	557	557
4.50%, due 02/27/2006	613	613
Rabobank Nederland
4.51%, due 03/01/2006	1,115	1,115
Royal Bank of Canada
4.48%, due 03/21/2006	557	557
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	557	557
Societe Generale
4.46%, due 03/01/2006	1,115	1,115
The Bank of the West
4.50%, due 03/20/2006	557	557
UBS AG
4.43%, due 02/21/2006	557	557
Wells Fargo
4.43%, due 02/28/2006	1,394	1,394
Repurchase Agreements (3.9%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $2,728 on 02/01/2006	2,728	2,728
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $8,810 on 02/01/2006	8,809	8,809
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $422 on 02/01/2006	422	422
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $2,230 on 02/01/2006	2,230	2,230
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $2,623 on 02/01/2006	2,623	2,623

	Shares	Value
Investment Companies (0.6%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	1,393,612	$1,394
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	1,058,743	1,059
Total Security Lending Collateral (cost: $58,112)		58,112
Total Investment Securities (cost: $429,815)		$431,355

NOTES TO SCHEDULE OF INVESTMENTS:

†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $56,727.
☐	Value is less than $1.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
‡	Non-income producing.
††

Cash collateral for the Repurchase Agreements, valued at $17,148, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
(a)	Crystal US Holdings LLC/Crystal US Sub 3 Corp., Series A has a coupon rate of 0.00% until 10/01/2009, thereafter a coupon rate 10.00%.
(b)	Duke Realty Corp. REIT has a coupon rate of 7.99% until 10/01/2012, thereafter the coupon rate will be 9.99%.
❖	Securities are currently in default on interest payments.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $94,850 or 22.0% of the total investments of the Fund.

REIT	Real Estate Investment Trust

TA IDEX Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (1.2%)
Amusement & Recreation Services (1.2%)
Virgin River Casino Corp./RBG LLC/B&BB, Inc.
0.00%, due 01/15/2013 (a)	$4,000	$2,750
Total Corporate Debt Securities (cost: $2,776)		2,750
CONVERTIBLE BOND (77.8%)
Automotive Dealers & Service Stations (2.1%)
United Auto Group, Inc., Subordinated Note-144A
3.50%, due 04/01/2026	4,750	4,756
Commercial Banks (15.6%)
Euronet Worldwide, Inc.-144A
3.50%, due 10/15/2025	5,000	5,262
SG Structured Products, Inc.
0.25%, due 11/07/2012	7,000	6,618
Tiers Trust, United States-144A
0.25%, due 10/22/2012	7,425	9,092
Wachovia Corp.-144A
0.25%, due 03/01/2013	7,500	8,738
Wells Fargo & Co.
0.25%, due 04/29/2014	5,000	5,937
Communication (4.1%)
American Tower Corp.
3.00%, due 08/15/2012	2,150	3,445
XM Satellite Radio Holdings, Inc., Senior Note
1.75%, due 12/01/2009	3,000	2,580
XM Satellite Radio, Inc.-144A
1.75%, due 12/01/2009 †	4,000	3,440
Computer & Data Processing Services (2.6%)
Openwave Systems, Inc.
2.75%, due 09/09/2008	4,500	5,861
Computer & Office Equipment (2.1%)
Scientific Games Corp.-144A
0.75%, due 12/01/2024	4,000	4,795
Electronic Components & Accessories (3.4%)
Cypress Semiconductor Corp.
1.25%, due 06/15/2008	2,150	2,696
Intel Corp.-144A
2.95%, due 12/15/2035 †	5,500	4,998
Hotels & Other Lodging Places (1.9%)
Starwood Hotels & Resorts Worldwide, Inc.
3.50%, due 05/16/2023	3,600	4,414

Industrial Machinery & Equipment (2.3%)
Cooper Cameron Corp., Senior Note
1.50%, due 05/15/2024	$3,500	$5,294
Management Services (2.5%)
Fluor Corp.
1.50%, due 02/15/2024	3,600	5,760
Manufacturing Industries (3.9%)
Shuffle Master, Inc.
1.25%, due 04/15/2024	4,850	5,099
Tyco International Group SA, Series B
3.13%, due 01/15/2023	3,000	3,769
Medical Instruments & Supplies (0.9%)
St. Jude Medical, Inc., Senior Note
2.80%, due 12/15/2035 †	2,000	1,995
Mortgage Bankers & Brokers (4.0%)
WMT Debt Exchangeable Trust-144A
0.25%, due 05/02/2013 §	800	9,230
Motion Pictures (2.3%)
Lions Gate Entertainment Corp.
4.88%, due 12/15/2010 †	1,000	1,719
2.94%, due 10/15/2024	3,750	3,609
Oil & Gas Extraction (7.8%)
Halliburton Co.
3.13%, due 07/15/2023	2,750	5,943
Quicksilver Resources, Inc., Senior Note
1.88%, due 11/01/2024	2,400	4,266
Schlumberger, Ltd., Series B
2.13%, due 06/01/2023	4,700	7,767
Personal Credit Institutions (1.6%)
American Express Co.
1.85%, due 12/01/2033 (b)	3,500	3,762
Pharmaceuticals (1.9%)
Allergan, Inc.
0.00%, due 11/06/2022	3,200	4,248
Primary Metal Industries (2.1%)
Inco, Ltd.
0.00%, due 03/29/2021	3,500	4,747
Radio, Television & Computer Stores (2.7%)
Guitar Center, Inc.
4.00%, due 07/15/2013	3,900	6,182
Security & Commodity Brokers (8.4%)
BlackRock, Inc./New York
2.63%, due 02/15/2035 †	3,750	5,063
Morgan Stanley Group, Inc.-144A
0.25%, due 07/30/2014 §	4,800	5,877
Svensk Exportkredit AB
0.25%, due 01/31/2015 §	4,800	8,322

Telecommunications (2.9%)
NII Holdings, Inc.
2.88%, due 02/01/2034 †	$3,500	$6,751
Water Transportation (1.3%)
Carnival Corp.
1.13%, due 04/29/2033 (c)	4,000	3,015
Wholesale Trade Durable Goods (1.4%)
WESCO International, Inc.-144A
2.63%, due 10/15/2025	2,500	3,247
Total Convertible Bond (cost: $149,525)		178,297

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (10.3%)
Chemicals & Allied Products (2.0%)
Celanese Corp. †	155,000	$4,553
Insurance (1.7%)
Fortis Insurance NV-144A ‡	3,080	3,808
Life Insurance (1.9%)
Metlife, Inc.	160,000	4,400
Mining (2.0%)
Arch Coal, Inc.	22,000	4,593
Oil & Gas Extraction (2.7%)
Chesapeake Energy Corp. †	20,850	6,159
Total Convertible Preferred Stocks (cost: $18,040)		23,513

	Principal	Value
SECURITY LENDING COLLATERAL (10.7%)
Debt (10.3%)
Bank Notes (0.6%)
Bank of America
4.49%, due 03/20/2006	$237	$237
4.56%, due 06/07/2006 *	596	596
4.56%, due 08/10/2006 *	591	591
Certificates Of Deposit (0.3%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	118	118
Rabobank Nederland
4.48%, due 05/31/2006 *	591	591
Commercial Paper (1.6%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	355	355
Ciesco LLC
4.44%, due 03/01/2006	348	348
Compass Securitization-144A
4.35%, due 02/06/2006	587	587
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	114	114

Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	$142	$142
4.40%, due 02/14/2006	237	237
4.44%, due 02/16/2006	237	237
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	233	233
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	591	591
4.49%, due 02/27/2006	237	237
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	234	234
4.41%, due 02/10/2006	237	237
Yorktown Capital LLC
4.45%, due 02/21/2006	177	177
Euro Dollar Overnight (2.0%)
Abbey National PLC
4.31%, due 02/02/2006	355	355
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	237	237
Fortis Bank
4.42%, due 02/07/2006	709	709
Royal Bank of Scotland
4.31%, due 02/01/2006	473	473
Societe Generale
4.48%, due 02/01/2006	355	355
Svenska Handlesbanken
4.47%, due 02/01/2006	1,138	1,138
Wachovia Bank NA
4.39%, due 02/01/2006	591	591
Wells Fargo
4.50%, due 02/07/2006	709	709
Euro Dollar Terms (2.7%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	236	236
Bank of Montreal
4.43%, due 02/21/2006	236	236
Bank of Nova Scotia
4.50%, due 03/27/2006	355	355
Barclays
4.47%, due 03/17/2006	236	236
4.54%, due 03/28/2006	709	709
Calyon
4.46%, due 03/02/2006	591	591
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	355	355
Deutsche Bank
4.45%, due 03/13/2006	355	355
Fortis Bank
4.47%, due 02/15/2006	236	236
4.50%, due 02/27/2006	260	260
Rabobank Nederland
4.51%, due 03/01/2006	473	473

Royal Bank of Canada
4.48%, due 03/21/2006	$236	$236
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	236	236
Societe Generale
4.46%, due 03/01/2006	473	473
The Bank of the West
4.50%, due 03/20/2006	236	236
UBS AG
4.43%, due 02/21/2006	236	236
Wells Fargo
4.43%, due 02/28/2006	591	591
Repurchase Agreements (3.1%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $1,157 on 02/01/2006	1,157	1,157
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $3,737 on 02/01/2006	3,737	3,737
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $179 on 02/01/2006	179	179
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $946 on 02/01/2006	946	946
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $1,113 on 02/01/2006	1,113	1,113

	Shares	Value
Investment Companies (0.4%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	591,167	$591
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	449,116	449
Total Security Lending Collateral (cost: $24,651)		24,651
Total Investment Securities (cost: $194,992)		$229,211

NOTES TO SCHEDULE OF INVESTMENTS:

†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $24,345.
§	Security is deemed to be illiquid.
(a)	Virgin River Casino Corp./RBG LLC/B&BB, Inc. has a coupon rate of 0.00% until 01/15/2009, thereafter the coupon rate will be 12.75%.
(b)	American Express Co. has a coupon rate of 1.85% until 12/01/2006, thereafter the coupon rate will be 0.00%.
(c)	Carnival Corp. has a coupon rate of 1.13% until 04/29/2008, thereafter the coupon rate will be 0.00%.
‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $7,274, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $66,092 or 28.8% of the total investments of the Fund.

TA IDEX Transamerica Equity

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (85.6%)
Business Services (4.3%)
eBay, Inc. ‡ †	440,000	$18,964
Moody’s Corp.	220,000	13,930
Chemicals & Allied Products (4.9%)
Praxair, Inc.	350,000	18,438
Procter & Gamble Co.	320,000	18,954
Communication (1.7%)
XM Satellite Radio Holdings, Inc.-Class A ‡ †	480,000	12,566
Communications Equipment (4.7%)
QUALCOMM, Inc.	740,000	35,490
Computer & Data Processing Services (5.9%)
Intuit, Inc. ‡	370,000	19,362
Microsoft Corp.	900,000	25,335
Computer & Office Equipment (5.7%)
Apple Computer, Inc. ‡	270,000	20,388
Sandisk Corp. ‡ †	335,000	22,566
Drug Stores & Proprietary Stores (2.5%)
Walgreen Co. †	430,000	18,610
Electronic & Other Electric Equipment (2.1%)
General Electric Co.	475,000	15,556
Engineering & Management Services (3.0%)
Jacobs Engineering Group, Inc. ‡	270,000	22,510
Hotels & Other Lodging Places (4.8%)
Marriott International, Inc.-Class A	300,000	19,992
MGM Mirage, Inc. ‡ †	450,000	16,677
Industrial Machinery & Equipment (3.1%)
Caterpillar, Inc.	350,000	23,765
Insurance (2.8%)
WellPoint, Inc. ‡	275,000	21,120
Management Services (1.9%)
Paychex, Inc.	400,000	14,540
Medical Instruments & Supplies (2.5%)
Zimmer Holdings, Inc. ‡	280,000	19,306
Oil & Gas Extraction (5.5%)
Anadarko Petroleum Corp.	150,000	16,173
Schlumberger, Ltd. †	200,000	25,490
Personal Services (1.5%)
Weight Watchers International, Inc. ‡ †	240,000	11,290

Petroleum Refining (2.6%)
Suncor Energy, Inc.	250,000	$20,030
Pharmaceuticals (6.3%)
Allergan, Inc.	200,000	23,280
Genentech, Inc. ‡ †	280,000	24,058
Printing & Publishing (2.8%)
McGraw-Hill Cos., Inc. (The)	420,000	21,437
Retail Trade (2.6%)
Staples, Inc.	820,000	19,442
Security & Commodity Brokers (8.3%)
American Express Co. †	400,000	20,980
Ameriprise Financial, Inc.	350,000	14,242
Chicago Mercantile Exchange †	65,000	27,511
Transportation & Public Utilities (2.7%)
Expeditors International of Washington, Inc.	280,000	20,591
Trucking & Warehousing (3.4%)
United Parcel Service, Inc.-Class B	340,000	25,469
Total Common Stocks (cost: $530,297)		648,062

	Principal	Value
SECURITY LENDING COLLATERAL (14.4%)
Debt (13.8%)
Bank Notes (0.8%)
Bank of America
4.49%, due 03/20/2006	$1,044	$1,044
4.56%, due 06/07/2006 *	2,630	2,630
4.56%, due 08/10/2006 *	2,609	2,609
Certificates Of Deposit (0.4%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	522	522
Rabobank Nederland
4.48%, due 05/31/2006 *	2,609	2,609
Commercial Paper (2.2%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	1,566	1,566
Ciesco LLC
4.44%, due 03/01/2006	1,536	1,536
Compass Securitization-144A
4.35%, due 02/06/2006	2,590	2,590
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	503	503
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	626	626
4.40%, due 02/14/2006	1,044	1,044
4.44%, due 02/16/2006	1,044	1,044
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	1,026	1,026
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	2,609	2,609

4.49%, due 02/27/2006	$1,044	$1,044
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	1,034	1,034
4.41%, due 02/10/2006	1,044	1,044
Yorktown Capital LLC
4.45%, due 02/21/2006	783	783
Euro Dollar Overnight (2.7%)
Abbey National PLC
4.31%, due 02/02/2006	1,565	1,565
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	1,044	1,044
Fortis Bank
4.42%, due 02/07/2006	3,131	3,131
Royal Bank of Scotland
4.31%, due 02/01/2006	2,087	2,087
Societe Generale
4.48%, due 02/01/2006	1,566	1,566
Svenska Handlesbanken
4.47%, due 02/01/2006	5,022	5,022
Wachovia Bank NA
4.39%, due 02/01/2006	2,609	2,609
Wells Fargo
4.50%, due 02/07/2006	3,131	3,131
Euro Dollar Terms (3.5%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	1,044	1,044
Bank of Montreal
4.43%, due 02/21/2006	1,044	1,044
Bank of Nova Scotia
4.50%, due 03/27/2006	1,565	1,565
Barclays
4.47%, due 03/17/2006	1,044	1,044
4.54%, due 03/28/2006	3,131	3,131
Calyon
4.46%, due 03/02/2006	2,609	2,609
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	1,566	1,566
Deutsche Bank
4.45%, due 03/13/2006	1,566	1,566
Fortis Bank
4.47%, due 02/15/2006	1,044	1,044
4.50%, due 02/27/2006	1,148	1,148
Rabobank Nederland
4.51%, due 03/01/2006	2,087	2,087
Royal Bank of Canada
4.48%, due 03/21/2006	1,044	1,044
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	1,044	1,044
Societe Generale
4.46%, due 03/01/2006	2,087	2,087
The Bank of the West
4.50%, due 03/20/2006	1,044	1,044

UBS AG
4.43%, due 02/21/2006	$1,044	$1,044
Wells Fargo
4.43%, due 02/28/2006	2,609	2,609
Repurchase Agreements (4.2%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $5,108 on 02/01/2006	5,107	5,107
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $16,496 on 02/01/2006	16,494	16,494
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $791 on 02/01/2006	791	791
Merrill Lynch & Co., 4.49%, dated 01/31/2006 to be repurchased at $4,175 on 02/01/2006	4,175	4,175
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $4,912 on 02/01/2006	4,911	4,911

	Shares	Value
Investment Companies (0.6%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	2,609,322	$2,609
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	1,982,332	1,982
Total Security Lending Collateral (cost: $108,807)		108,807
Total Investment Securities (cost: $639,104)		$756,869

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $106,053.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $32,108, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $12,564 or 1.7% of the total investments of the Fund.

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (13.0%)
U.S. Treasury Bond
5.38%, due 02/15/2031	$5,900	$6,495
U.S. Treasury Note
6.50%, due 10/15/2006	1,300	1,316
3.50%, due 05/31/2007	4,300	4,241
4.13%, due 08/15/2008 †	3,915	3,885
3.38%, due 10/15/2009 †	11,900	11,447
4.13%, due 08/15/2010 †	5,800	5,710
4.25%, due 01/15/2011	2,450	2,427
U.S. Treasury STRIPS
Zero coupon, due 05/15/2030	16,000	5,128
Total U.S. Government Obligations (cost: $41,029)		40,649
ASSET-BACKED SECURITIES (2.9%)
MBNA Credit Card Master Note Trust, Series 2003-A6 Cl A6
2.75%, due 10/15/2010	9,360	8,932
Total Asset-Backed Securities (cost: $8,974)		8,932
CORPORATE DEBT SECURITIES (67.2%)
Aerospace (1.2%)
Boeing Co. (The)
8.75%, due 08/15/2021	2,500	3,362
Vought Aircraft Industries, Inc.
8.00%, due 07/15/2011	500	464
Agriculture (2.2%)
Cargill, Inc.-144A
5.00%, due 11/15/2013	2,920	2,854
Dole Food Co., Inc.
8.63%, due 05/01/2009	1,200	1,225
Michael Foods, Inc.
8.00%, due 11/15/2013	2,575	2,646
Amusement & Recreation Services (1.3%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	2,450	2,449
Speedway Motorsports, Inc.
6.75%, due 06/01/2013	500	507
Virgin River Casino Corp./RBG LLC/B&BB, Inc.
9.00%, due 01/15/2012	1,000	1,020
Automotive (1.7%)
DaimlerChrysler NA Holding Corp.
8.50%, due 01/18/2031	2,000	2,425
General Motors Acceptance Corp.
6.75%, due 12/01/2014 †	3,000	2,843

Beer, Wine & Distilled Beverages (0.5%)
Foster’s Finance Corp.-144A
5.88%, due 06/15/2035	$1,725	$1,646
Beverages (0.3%)
Cia Brasileira de Bebidas
8.75%, due 09/15/2013	750	874
Business Credit Institutions (1.2%)
ChevronTexaco Capital Co.
3.50%, due 09/17/2007	1,035	1,013
Ford Motor Credit Co.
7.00%, due 10/01/2013 †	2,000	1,812
Pemex Finance, Ltd.
9.03%, due 02/15/2011	850	926
Business Services (1.0%)
Hertz Corp.-144A
8.88%, due 01/01/2014	3,000	3,097
Chemicals & Allied Products (4.1%)
Cytec Industries, Inc.
6.00%, due 10/01/2015	3,000	2,887
ICI Wilmington, Inc.
4.38%, due 12/01/2008	3,000	2,915
Ineos Group Holdings Plc-144A
8.50%, due 02/15/2016	2,000	2,000
Lubrizol Corp.
5.50%, due 10/01/2014	2,500	2,488
Potash Corp. of Saskatchewan
7.13%, due 06/15/2007	2,410	2,470
Commercial Banks (6.1%)
Barclays Bank PLC
6.28%, due 12/15/2034† (a)	3,000	2,991
Citizens Banking Corp.
5.75%, due 02/01/2013	75	77
Compass Bank
5.50%, due 04/01/2020	3,000	2,968
Royal Bank of Scotland Group PLC
7.65%, due 08/29/2049 (b)	2,000	2,374
Sumitomo Mitsui Banking-144A
5.63%, due 07/15/2049 (c)	3,965	3,935
US Bank NA
3.75%, due 02/06/2009	3,000	2,899
Wachovia Capital Trust III
5.80%, due 03/15/2049 (d)	1,110	1,112
ZFS Finance USA Trust I-144A
6.45%, due 12/15/2065 (e)	2,500	2,526
Communication (1.5%)
Comcast Cable Communications
6.88%, due 06/15/2009	3,760	3,937
COX Communications, Inc.
6.75%, due 03/15/2011	714	742

Communications Equipment (0.3%)
Inmarsat Finance PLC
0.00%, due 11/15/2012 (f)	$1,000	$834
Department Stores (2.0%)
May Department Stores Co. (The)
8.50%, due 06/01/2019	2,500	3,001
Neiman-Marcus Group, Inc.-144A
9.00%, due 10/15/2015 †	2,150	2,231
10.38%, due 10/15/2015 †	1,000	1,031
Electric Services (2.6%)
AES Gener SA
7.50%, due 03/25/2014 †	2,000	2,044
DPL, Inc.
8.25%, due 03/01/2007	1,059	1,091
FPL Group Capital, Inc.
4.09%, due 02/16/2007	2,000	1,980
Nevada Power Co.-144A
5.95%, due 03/15/2016	1,250	1,245
PSEG Funding Trust
5.38%, due 11/16/2007	1,250	1,250
Southwestern Public Service Co., Series B
5.13%, due 11/01/2006	500	500
Electric, Gas & Sanitary Services (0.0%)
Public Service Co. of Colorado, Series A
6.88%, due 07/15/2009	100	105
Finance (0.3%)
American Real Estate Partners, LP
8.13%, due 06/01/2012	1,000	1,045
Food & Kindred Products (1.8%)
ConAgra Foods, Inc.
9.75%, due 03/01/2021	1,900	2,393
Tyson Foods, Inc.
8.25%, due 10/01/2011	3,000	3,310
Food Stores (1.7%)
Safeway, Inc.
6.50%, due 03/01/2011	3,005	3,113
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	2,000	1,990
Gas Production & Distribution (1.5%)
Dynegy Holdings, Inc.-144A
9.88%, due 07/15/2010	1,000	1,095
El Paso Corp.-144A
7.63%, due 09/01/2008	2,000	2,055
Pacific Energy Partners, LP / Pacific Energy Finance Corp.
7.13%, due 06/15/2014	1,500	1,560
Holding & Other Investment Offices (4.1%)
EOP Operating, LP
8.38%, due 03/15/2006	2,150	2,159
Hutchison Whampoa International, Ltd.-144A
5.45%, due 11/24/2010	475	477

7.45%, due 11/24/2033	$2,500	$2,865
Kimco Realty Corp., Series C
3.95%, due 08/05/2008	2,825	2,757
Noble Group, Ltd.-144A
6.63%, due 03/17/2015	2,000	1,841
Raytheon Co.
3.50%, due 05/15/2006	5,500	2,764
Hotels & Other Lodging Places (3.7%)
155 East Tropicana LLC/155 East Tropicana Finance Corp.
8.75%, due 04/01/2012 †	1,000	947
Circus Circus Enterprises, Inc.
7.63%, due 07/15/2013 †	2,000	2,100
Host Marriott, LP
7.13%, due 11/01/2013 †	2,000	2,057
Intrawest Corp.
7.50%, due 10/15/2013	2,200	2,255
Station Casinos, Inc.
6.88%, due 03/01/2016	2,000	2,032
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	2,000	1,947
Industrial Machinery & Equipment (2.5%)
Cummins Engine Co., Inc.
5.65%, due 03/01/2098	2,000	1,493
Douglas Dynamics LLC-144A
7.75%, due 01/15/2012	915	883
Gardner Denver, Inc.
8.00%, due 05/01/2013	1,000	1,050
Goodman Global Holding Co., Inc.-144A
7.88%, due 12/15/2012 †	1,545	1,460
John Deere Capital Corp.
3.90%, due 01/15/2008	3,000	2,938
Insurance (1.3%)
First American Capital Trust I
8.50%, due 04/15/2012	125	135
Reinsurance Group of America
6.75%, due 12/15/2065 (g)	2,730	2,769
Wellpoint Health Networks, Inc.
6.38%, due 06/15/2006	1,185	1,191
Metal Mining (1.0%)
Barrick Gold Finance, Inc.
7.50%, due 05/01/2007	2,000	2,057
Phelps Dodge Corp.
9.50%, due 06/01/2031	847	1,145
Mortgage Bankers & Brokers (3.4%)
Countrywide Home Loans, Inc.
5.50%, due 08/01/2006	2,500	2,508
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.
9.63%, due 06/15/2014	1,300	1,443
ILFC E-Capital Trust II-144A
6.25%, due 12/21/2065 (h)	2,500	2,520
Innophos Investments Holdings, Inc.-144A

12.34%, due 02/15/2015 *	$2,151	$2,054
Stripes Acquisition LLC/Susser Finance Corp.-144A
10.63%, due 12/15/2013	2,000	2,070
Motion Pictures (1.1%)
Time Warner, Inc.
7.63%, due 04/15/2031	3,000	3,333
Oil & Gas Extraction (1.7%)
Chesapeake Energy Corp.
6.38%, due 06/15/2015	1,000	997
Gazprom International SA-144A
7.20%, due 02/01/2020	1,000	1,063
Nexen, Inc.
5.88%, due 03/10/2035	3,310	3,224
Paper & Allied Products (0.3%)
Graphic Packaging International Corp.
9.50%, due 08/15/2013	1,000	940
Paperboard Containers & Boxes (0.3%)
Graham Packaging Co., Inc.
9.88%, due 10/15/2014 †	1,000	990
Petroleum Refining (2.0%)
Premcor Refining Group (The), Inc.
9.25%, due 02/01/2010	2,500	2,694
Valero Energy Corp.
7.50%, due 04/15/2032	3,000	3,608
Primary Metal Industries (1.5%)
Alcoa, Inc.
4.25%, due 08/15/2007	2,750	2,719
Noranda, Inc.
6.00%, due 10/15/2015	2,000	2,013
Printing & Publishing (2.8%)
Media General, Inc.
6.95%, due 09/01/2006	4,200	4,226
News America Holdings, Inc.
7.75%, due 12/01/2045	2,700	3,040
RH Donnelley Corp.-144A
8.88%, due 01/15/2016	1,400	1,416
Radio & Television Broadcasting (3.3%)
Chancellor Media Corp.
8.00%, due 11/01/2008	3,275	3,476
Grupo Televisa SA
6.63%, due 03/18/2025	2,000	2,007
Sirius Satellite Radio, Inc.
9.63%, due 08/01/2013 †	2,000	1,965
Univision Communications, Inc.
3.88%, due 10/15/2008	3,000	2,878
Restaurants (1.0%)
Brinker International, Inc.
5.75%, due 06/01/2014	3,000	2,984

Savings Institutions (0.6%)
Washington Mutual Bank FA
5.13%, due 01/15/2015	$2,000	$1,934
Security & Commodity Brokers (1.5%)
American Real Estate Partners, LP/American Real Estate Finance Corp.
7.13%, due 02/15/2013	1,000	1,013
E*Trade Financial Corp.
8.00%, due 06/15/2011	1,500	1,560
Goldman Sachs Group, Inc.
6.35%, due 02/15/2034	1,975	2,048
Stone, Clay & Glass Products (0.3%)
Owens Brockway Glass Container, Inc.
6.75%, due 12/01/2014	1,000	968
Telecommunications (2.2%)
America Movil SA de CV
5.50%, due 03/01/2014	3,000	2,927
MCI, Inc.
8.74%, due 05/01/2014	1,500	1,691
Mountain States Telephone & Telegraph
7.38%, due 05/01/2030	1,000	950
Northwestern Bell Telephone
7.75%, due 05/01/2030	1,235	1,212
Water Transportation (0.7%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	2,000	2,256
Wholesale Trade Nondurable Goods (0.6%)
Domino’s, Inc.
8.25%, due 07/01/2011	1,750	1,816
Total Corporate Debt Securities (cost: $211,263)		209,222
CONVERTIBLE BOND (1.7%)
Aerospace (0.3%)
Armor Holdings, Inc.
2.00%, due 11/01/2024 (i)	1,000	1,056
Computer & Office Equipment (0.8%)
Scientific Games Corp.
0.75%, due 12/01/2024	1,000	1,198
Scientific Games Corp.-144A
0.75%, due 12/01/2024	1,000	1,199
Electronic Components & Accessories (0.3%)
Intel Corp.-144A
2.95%, due 12/15/2035 †	1,000	909
Radio, Television & Computer Stores (0.3%)
Guitar Center, Inc.
4.00%, due 07/15/2013	600	951
Total Convertible Bond (cost: $4,996)		5,313

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.5%)
Business Credit Institutions (0.2%)
Sovereign Capital Trust II ‡	9,500	$429
Electric Services (0.3%)
NRG Energy, Inc. ‡	4,000	997
Total Convertible Preferred Stocks (cost: $1,475)		1,426
PREFERRED STOCKS (1.7%)
Holding & Other Investment Offices (0.6%)
Saul Centers, Inc.	1,850	48
Tanger Factory Outlet Centers REIT	66,666	1,647
Telecommunications (1.1%)
Centaur Funding Corp.-144A ‡	2,750	3,529
Total Preferred Stocks (cost: $5,277)		5,224
COMMON STOCKS (0.0%)
Telecommunications (0.0%)
Versatel Telecom International NV Warrants, Expires 5/15/2008 ‡ m	75	—	☐
Total Common Stocks (cost: $1)		—

	Principal	Value
SECURITY LENDING COLLATERAL (13.0%)
Debt (12.5%)
Bank Notes (0.7%)
Bank of America
4.49%, due 03/20/2006	$390	$390
4.56%, due 06/07/2006 *	982	982
4.56%, due 08/10/2006 *	975	975
Certificates Of Deposit (0.4%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	195	195
Rabobank Nederland
4.48%, due 05/31/2006 *	975	975
Commercial Paper (2.0%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	585	585
Ciesco LLC
4.44%, due 03/01/2006	573	573
Compass Securitization-144A
4.35%, due 02/06/2006	967	967
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	188	188
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	234	234
4.40%, due 02/14/2006	390	390
4.44%, due 02/16/2006	390	390

Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	$383	$383
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	975	975
4.49%, due 02/27/2006	390	390
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	386	386
4.41%, due 02/10/2006	390	390
Yorktown Capital LLC
4.45%, due 02/21/2006	292	292
Euro Dollar Overnight (2.4%)
Abbey National PLC
4.31%, due 02/02/2006	585	585
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	390	390
Fortis Bank
4.42%, due 02/07/2006	1,169	1,169
Royal Bank of Scotland
4.31%, due 02/01/2006	780	780
Societe Generale
4.48%, due 02/01/2006	585	585
Svenska Handlesbanken
4.47%, due 02/01/2006	1,876	1,876
Wachovia Bank NA
4.39%, due 02/01/2006	975	975
Wells Fargo
4.50%, due 02/07/2006	1,169	1,169
Euro Dollar Terms (3.2%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	390	390
Bank of Montreal
4.43%, due 02/21/2006	390	390
Bank of Nova Scotia
4.50%, due 03/27/2006	585	585
Barclays
4.47%, due 03/17/2006	390	390
4.54%, due 03/28/2006	1,170	1,170
Calyon
4.46%, due 03/02/2006	975	975
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	585	585
Deutsche Bank
4.45%, due 03/13/2006	585	585
Fortis Bank
4.47%, due 02/15/2006	390	390
4.50%, due 02/27/2006	429	429
Rabobank Nederland
4.51%, due 03/01/2006	780	780
Royal Bank of Canada
4.48%, due 03/21/2006	390	390
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	390	390

Societe Generale
4.46%, due 03/01/2006	$780	$780
The Bank of the West
4.50%, due 03/20/2006	390	390
UBS AG
4.43%, due 02/21/2006	390	390
Wells Fargo
4.43%, due 02/28/2006	975	975
Repurchase Agreements (3.8%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $1,908 on 02/01/2006	1,908	1,908
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $6,163 on 02/01/2006	6,162	6,162
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $295 on 02/01/2006	295	295
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $1,560 on 02/01/2006	1,560	1,560
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $1,835 on 02/01/2006	1,835	1,835

	Shares	Value
Investment Companies (0.5%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	974,817	$975
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	740,580	741
Total Security Lending Collateral (cost: $40,649)		40,649
Total Investment Securities (cost: $313,664)		$311,415

NOTES TO SCHEDULE OF INVESTMENTS:

†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $39,636.
(a)	Barclays Bank PLC has a fixed coupon rate of 6.28% until 12/15/2034, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 155BP, if not called.
(b)	Royal Bank of Scotland Group PLC has a fixed coupon rate of 7.65% until 09/30/2031, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 250BP, if not called.
(c)	Sumitomo Matsui Banking-144A has a fixed coupon rate of 5.63% until 10/15/2015, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 255BP, if not called.
(d)	Wachovia Capital Trust III has a fixed coupon rate of 5.8% until 03/15/2011, thereafter the coupon rate will reset quarterly at the highest of the 3-month US$LIBOR + 93BP or 5.57%, if not called.
(e)

ZFS Finance USA Trust I -144A has a fixed coupon rate of 6.45% until 06/15/2016, thereafter the coupon rate will reset at 200BP+ highest of the 3-month US$LIBOR, 10 Year CMT or 30 Year CMT, a max of 15%, if not called.

(f)	Inmarsat Finance PLC has a coupon rate of 0.00% until 11/15/2008, thereafter the coupon rate will be 10.38%.

(g)	Reinsurance Group of America has a fixed coupon rate of 6.75% until 12/15/2015, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 266.5BP, if not called.
(h)

ILFC E-Capital Trust II -144A has a fixed coupon rate of 6.25% until 12/21/2015, thereafter the coupon rate will reset at 180BP+ highest of the 3-month US$LIBOR, 10 Year CMT or 30 Year CMT, a max of 14.5%, if not called.

(i)	Armor Holding, Inc. has a coupon rate of 2.00% until 11/01/2011, thereafter the coupon rate will be 0.00%.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
‡	Non-income producing.
☐	Value is less than $1.
††

Cash collateral for the Repurchase Agreements, valued at $11,995, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
m	Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Trustees.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $50,694 or 16.3% of the total investments of the Fund.

CMT	Constant Maturity Treasury Index
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities

TA IDEX Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (82.5%)
Amusement & Recreation Services (2.3%)
Station Casinos, Inc.	158,940	$10,625
Commercial Banks (2.0%)
Wintrust Financial Corp.	172,640	9,271
Communication (5.3%)
Global Payments, Inc.	353,284	17,993
XM Satellite Radio Holdings, Inc.-Class A ‡ †	250,510	6,558
Computer & Data Processing Services (6.2%)
Digital Insight Corp. ‡	244,660	8,776
McAfee, Inc. ‡ †	230,660	5,349
NAVTEQ Corp. ‡ †	207,964	9,340
THQ, Inc. ‡ †	189,770	4,981
Computer & Office Equipment (3.5%)
Sandisk Corp. ‡ †	237,310	15,985
Educational Services (0.6%)
Strayer Education, Inc. †	32,520	2,880
Electronic Components & Accessories (0.5%)
Microchip Technology, Inc.	55,300	2,074
Engineering & Management Services (4.3%)
Jacobs Engineering Group, Inc. ‡	235,686	19,649
Environmental Services (0.2%)
Stericycle, Inc. ‡	15,300	915
Hardware Stores (3.1%)
Fastenal Co. †	375,320	14,318
Industrial Machinery & Equipment (12.7%)
Cooper Cameron Corp. ‡	364,740	17,650
Graco, Inc.	350,560	14,086
Grant Prideco, Inc. ‡	346,870	17,375
Kennametal, Inc.	156,315	9,144
Management Services (0.5%)
ServiceMaster Co. (The)	190,971	2,471
Medical Instruments & Supplies (3.2%)
DENTSPLY International, Inc.	30,760	1,652
Techne Corp. ‡	226,520	12,878
Varian Medical Systems, Inc. ‡ †	5,500	331
Motion Pictures (2.3%)
Lions Gate Entertainment Corp. ‡ †	693,000	6,168
Macrovision Corp. ‡	225,170	4,186
Oil & Gas Extraction (0.4%)
Forest Oil Corp. ‡	39,160	2,017

Paperboard Containers & Boxes (2.8%)
Packaging Corp. of America	551,780	$12,801
Personal Credit Institutions (2.2%)
Financial Federal Corp.	223,630	10,007
Personal Services (5.3%)
Jackson Hewitt Tax Service, Inc.	447,870	11,313
Weight Watchers International, Inc. ‡ †	275,095	12,940
Research & Testing Services (2.3%)
Affymetrix, Inc. ‡ †	276,760	10,567
Restaurants (1.9%)
PF Chang’s China Bistro, Inc. ‡ †	167,690	8,596
Retail Trade (2.8%)
Blue Nile, Inc. ‡ †	350,000	13,073
Security & Commodity Brokers (5.8%)
BlackRock, Inc.-Class A †	201,230	26,723
Stone, Clay & Glass Products (0.4%)
Gentex Corp.	98,620	1,647
Telecommunications (2.6%)
NeuStar, Inc.-Class A ‡	404,710	11,741
Transportation & Public Utilities (9.3%)
CH Robinson Worldwide, Inc.	537,500	21,747
Expeditors International of Washington, Inc.	282,160	20,750
Total Common Stocks (cost: $273,530)		378,577

	Principal	Value
SECURITY LENDING COLLATERAL (17.5%)
Debt (16.8%)
Bank Notes (1.0%)
Bank of America
4.49%, due 03/20/2006	$773	$773
4.56%, due 06/07/2006 *	1,947	1,947
4.56%, due 08/10/2006 *	1,931	1,931
Certificates Of Deposit (0.5%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	386	386
Rabobank Nederland
4.48%, due 05/31/2006 *	1,931	1,931
Commercial Paper (2.7%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	1,159	1,159
Ciesco LLC
4.44%, due 03/01/2006	1,137	1,137
Compass Securitization-144A
4.35%, due 02/06/2006	1,917	1,917
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	372	372
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	463	463

4.40%, due 02/14/2006	$773	$773
4.44%, due 02/16/2006	773	773
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	760	760
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	1,931	1,931
4.49%, due 02/27/2006	773	773
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	765	765
4.41%, due 02/10/2006	773	773
Yorktown Capital LLC
4.45%, due 02/21/2006	579	579
Euro Dollar Overnight (3.2%)
Abbey National PLC
4.31%, due 02/02/2006	1,159	1,159
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	773	773
Fortis Bank
4.42%, due 02/07/2006	2,318	2,318
Royal Bank of Scotland
4.31%, due 02/01/2006	1,545	1,545
Societe Generale
4.48%, due 02/01/2006	1,159	1,159
Svenska Handlesbanken
4.47%, due 02/01/2006	3,718	3,718
Wachovia Bank NA
4.39%, due 02/01/2006	1,931	1,931
Wells Fargo
4.50%, due 02/07/2006	2,318	2,318
Euro Dollar Terms (4.3%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	773	773
Bank of Montreal
4.43%, due 02/21/2006	773	773
Bank of Nova Scotia
4.50%, due 03/27/2006	1,159	1,159
Barclays
4.47%, due 03/17/2006	773	773
4.54%, due 03/28/2006	2,318	2,318
Calyon
4.46%, due 03/02/2006	1,932	1,932
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	1,159	1,159
Deutsche Bank
4.45%, due 03/13/2006	1,159	1,159
Fortis Bank
4.47%, due 02/15/2006	773	773
4.50%, due 02/27/2006	850	850
Rabobank Nederland
4.51%, due 03/01/2006	1,545	1,545

Royal Bank of Canada
4.48%, due 03/21/2006	$773	$773
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	773	773
Societe Generale
4.46%, due 03/01/2006	1,545	1,545
The Bank of the West
4.50%, due 03/20/2006	773	773
UBS AG
4.43%, due 02/21/2006	773	773
Wells Fargo
4.43%, due 02/28/2006	1,932	1,932
Repurchase Agreements (5.1%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $3,781 on 02/01/2006	3,781	3,781
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $12,212 on 02/01/2006	12,210	12,210
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $585 on 02/01/2006	585	585
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $3,091 on 02/01/2006	3,090	3,090
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $3,636 on 02/01/2006	3,636	3,636

	Shares	Value
Investment Companies (0.7%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	1,931,644	$1,932
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	1,467,492	1,467
Total Security Lending Collateral (cost: $80,548)		80,548
Total Investment Securities (cost: $354,078)		$459,125

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $77,621.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $23,769, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $9,300 or 2.0% of the total investments of the Fund.

TA IDEX Transamerica Money Market

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
COMMERCIAL PAPER (92.6%)
Automotive (6.0%)
BMW US Capital LLC-144A
4.35%, due 02/17/2006	$1,240	$1,238
4.42%, due 02/17/2006	4,500	4,491
Harley-Davidson, Inc.-144A
4.38%, due 02/22/2006	1,300	1,297
Beverages (2.2%)
Coca-Cola Co. (The)
4.42%, due 02/07/2006	2,500	2,498
Business Credit Institutions (9.9%)
Old Line Funding Corp.-144A
4.32%, due 02/07/2006	3,800	3,797
4.32%, due 02/10/2006	2,100	2,098
Paccar Financial Corp.
4.35%, due 02/01/2006	2,300	2,300
4.20%, due 02/09/2006	850	849
4.54%, due 04/24/2006	2,500	2,474
Chemicals & Allied Products (2.4%)
Colgate-Palmolive Co.-144A
4.42%, due 02/08/2006	2,800	2,798
Commercial Banks (26.1%)
Bank of America Corp.
4.29%, due 02/21/2006	2,000	2,000
Barclays U.S. Funding Corp.
4.30%, due 02/27/2006	2,900	2,891
4.42%, due 03/13/2006	500	498
4.43%, due 04/06/2006	1,775	1,761
Ranger Funding Co. LLC-144A
4.43%, due 02/21/2006	2,800	2,793
4.42%, due 04/03/2006	950	943
State Street Boston Corp.
4.40%, due 02/23/2006	3,500	3,491
4.45%, due 02/28/2006	2,200	2,193
Toronto-Dominion Bank, Ltd.-144A
4.39%, due 02/21/2006	500	499
UBS Finance Delaware LLC
4.30%, due 02/06/2006	850	849
4.26%, due 02/22/2006	1,600	1,596
4.43%, due 03/31/2006	1,975	1,961
4.54%, due 04/17/2006	1,300	1,288
USAA Capital Corp.
4.47%, due 02/01/2006	5,700	5,700

Wells Fargo & Co.
4.35%, due 02/16/2006	$1,900	$1,897
Computer & Office Equipment (4.6%)
Pitney Bowes, Inc.-144A
4.42%, due 02/09/2006	5,370	5,365
Department Stores (3.4%)
Wal-Mart Stores, Inc.-144A
4.40%, due 02/02/2006	4,000	3,999
Food & Kindred Products (4.8%)
Nestle Capital Corp.-144A
4.36%, due 02/14/2006	1,130	1,128
4.20%, due 02/15/2006	3,700	3,694
4.22%, due 02/15/2006	800	799
Medical Instruments & Supplies (2.6%)
Medtronic, Inc.-144A
4.45%, due 02/10/2006	3,000	2,997
Mortgage Bankers & Brokers (5.1%)
CAFCO LLC-144A
4.36%, due 02/17/2006	1,200	1,198
4.38%, due 02/24/2006	1,700	1,695
4.41%, due 03/16/2006	650	647
4.45%, due 03/17/2006	2,350	2,337
Oil & Gas Extraction (9.9%)
BP Capital Markets PLC
2.35%, due 06/15/2006	5,700	5,652
Total Capital SA-144A
4.28%, due 02/03/2006	5,800	5,799
Personal Credit Institutions (9.7%)
General Electric Capital Corp.
4.19%, due 02/06/2006	900	899
4.35%, due 02/13/2006	1,800	1,797
4.37%, due 02/16/2006	900	898
4.43%, due 04/10/2006	2,000	1,983
Toyota Motor Credit Corp.
4.52%, due 04/03/2006	3,900	3,870
3.00%, due 06/09/2006	1,800	1,789
Security & Commodity Brokers (5.0%)
Goldman Sachs Group, Inc., Series B
4.78%, due 04/20/2006	5,800	5,802
Wholesale Trade Nondurable Goods (0.9%)
Unilever Capital Corp.-144A
4.41%, due 02/21/2006	1,100	1,097
Total Commercial Paper (cost: $107,645)		107,645
CERTIFICATES OF DEPOSIT (7.4%)
Toronto-Dominion Bank, Ltd.
4.42%, due 02/23/2006	2,860	2,860
4.47%, due 03/31/2006	1,800	1,800

Wells Fargo Bank NA
4.39%, due 03/01/2006	$1,500	$1,500
4.40%, due 03/06/2006	2,400	2,400
Total Certificates Of Deposit (cost: $8,560)		8,560
Total Investment Securities (cost: $116,205)		$116,205

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $50,709 or 43.6% of the total investments of the Fund.

TA IDEX Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (82.8%)
Apparel Products (0.9%)
True Religion Apparel, Inc. ‡ †	225,000	$5,278
Automotive (1.5%)
Gencorp, Inc. ‡ †	355,900	7,129
National R.V. Holdings, Inc. ‡	272,300	1,631
Chemicals & Allied Products (4.5%)
Olin Corp.	504,900	10,350
PolyOne Corp. ‡	1,265,500	9,061
Terra Nitrogen Co., L.P. †	280,900	6,896
Commercial Banks (3.2%)
Corus Bankshares, Inc. †	120,000	7,705
North Fork Bancorp, Inc.	307,710	7,914
Provident Bankshares Corp.	95,500	3,508
Computer & Data Processing Services (1.6%)
Fair Isaac Corp.	215,000	9,529
SoftBrands, Inc. ‡	2,576	5
Computer & Office Equipment (1.0%)
Hypercom Corp. ‡	829,700	5,567
Construction (4.7%)
Chemed Corp.	240,000	12,758
McDermott International, Inc. ‡	290,000	15,080
Electric Services (1.6%)
CMS Energy Corp. ‡	670,000	9,695
Electric, Gas & Sanitary Services (0.5%)
ALLETE, Inc.	66,666	2,953
Electronic & Other Electric Equipment (4.6%)
Acuity Brands, Inc.	310,000	11,746
Genlyte Group, Inc. ‡	270,000	15,617
Electronic Components & Accessories (1.3%)
Advanced Energy Industries, Inc. ‡	165,000	2,589
OSI Systems, Inc. ‡ †	240,000	5,270
Environmental Services (1.0%)
Republic Services, Inc.	150,000	5,678
Fabricated Metal Products (1.0%)
Gulf Island Fabrication, Inc.	200,000	5,606
Food & Kindred Products (0.2%)
TreeHouse Foods, Inc. ‡ †	48,000	943
Gas Production & Distribution (0.6%)
KeySpan Corp. †	100,000	3,592

Holding & Other Investment Offices (5.6%)
Annaly Mortgage Management, Inc. REIT †	350,000	$4,351
Education Realty Trust, Inc. REIT	372,100	4,848
Host Marriott Corp. REIT †	620,000	12,369
Omega Healthcare Investors, Inc. REIT	875,000	11,471
Industrial Machinery & Equipment (1.4%)
Allis-Chalmers Corp. ‡	335,000	6,097
EnPro Industries, Inc. ‡	75,400	2,313
Instruments & Related Products (2.6%)
Analogic Corp.	83,900	4,656
Fisher Scientific International ‡	155,000	10,365
Insurance (5.3%)
AMBAC Financial Group, Inc.	120,000	9,217
HCC Insurance Holdings, Inc.	382,500	11,880
PartnerRe, Ltd. †	140,000	8,649
Triad Guaranty, Inc. ‡ †	40,000	1,680
Management Services (1.8%)
FTI Consulting, Inc. ‡ †	400,000	10,820
Medical Instruments & Supplies (1.6%)
Orthofix International NV ‡	225,000	9,655
Metal Mining (0.6%)
Western Silver Corp. ‡ †	238,100	3,755
Oil & Gas Extraction (17.8%)
Bronco Drilling Co., Inc. ‡	142,225	4,499
Chesapeake Energy Corp. †	442,500	15,505
Edge Petroleum Corp. ‡	500,000	16,585
GlobalSantaFe Corp.	233,000	14,225
Patterson-UTI Energy, Inc.	265,000	9,969
Pioneer Drilling Co. ‡	425,000	9,690
Superior Energy Services, Inc. ‡	855,000	23,213
Todco-Class A ‡	255,150	11,380
Paper & Allied Products (0.3%)
Graphic Packaging Corp. ‡	570,100	1,551
Pharmaceuticals (1.2%)
ARIAD Pharmaceuticals, Inc. ‡ †	975,500	6,029
NeoPharm, Inc. ‡ †	99,300	1,165
Primary Metal Industries (2.8%)
Aleris International, Inc. ‡	394,827	16,433
Retail Trade (1.9%)
Sports Authority, Inc. (The) ‡ †	300,000	11,016
Savings Institutions (1.2%)
Brookline Bancorp, Inc.	160,000	2,398
Partners Trust Financial Group, Inc.	400,000	4,720
Telecommunications (1.5%)
Citizens Communications Co.	700,000	8,589
Transportation Equipment (1.4%)
Brunswick Corp.	220,000	8,270

Trucking & Warehousing (1.3%)
YRC Worldwide, Inc. ‡	150,000	$7,476
Water Transportation (4.8%)
Aries Maritime Transport, Ltd.	1,007,000	13,091
DryShips, Inc. †	280,000	3,111
Genco Shipping & Trading, Ltd. †	499,700	8,080
StealthGas, Inc.	321,500	4,180
Wholesale Trade Nondurable Goods (1.5%)
Dean Foods Co. ‡	240,000	9,103
Total Common Stocks (cost: $358,713)		488,504

	Principal	Value
SECURITY LENDING COLLATERAL (17.2%)
Debt (16.5%)
Bank Notes (1.0%)
Bank of America
4.49%, due 03/20/2006	$976	$976
4.56%, due 06/07/2006 *	2,458	2,458
4.56%, due 08/10/2006 *	2,439	2,439
Certificates Of Deposit (0.5%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	488	488
Rabobank Nederland
4.48%, due 05/31/2006 *	2,439	2,439
Commercial Paper (2.6%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	1,464	1,464
Ciesco LLC
4.44%, due 03/01/2006	1,435	1,435
Compass Securitization-144A
4.35%, due 02/06/2006	2,421	2,421
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	470	470
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	585	585
4.40%, due 02/14/2006	976	976
4.44%, due 02/16/2006	976	976
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	959	959
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	2,439	2,439
4.49%, due 02/27/2006	976	976
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	966	966
4.41%, due 02/10/2006	976	976
Yorktown Capital LLC
4.45%, due 02/21/2006	732	732
Euro Dollar Overnight (3.2%)
Abbey National PLC
4.31%, due 02/02/2006	1,463	1,463

Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	$976	$976
Fortis Bank
4.42%, due 02/07/2006	2,927	2,927
Royal Bank of Scotland
4.31%, due 02/01/2006	1,951	1,951
Societe Generale
4.48%, due 02/01/2006	1,463	1,463
Svenska Handlesbanken
4.47%, due 02/01/2006	4,694	4,694
Wachovia Bank NA
4.39%, due 02/01/2006	2,439	2,439
Wells Fargo
4.50%, due 02/07/2006	2,927	2,927
Euro Dollar Terms (4.2%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	976	976
Bank of Montreal
4.43%, due 02/21/2006	976	976
Bank of Nova Scotia
4.50%, due 03/27/2006	1,463	1,463
Barclays
4.47%, due 03/17/2006	976	976
4.54%, due 03/28/2006	2,927	2,927
Calyon
4.46%, due 03/02/2006	2,439	2,439
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	1,463	1,463
Deutsche Bank
4.45%, due 03/13/2006	1,463	1,463
Fortis Bank
4.47%, due 02/15/2006	976	976
4.50%, due 02/27/2006	1,073	1,073
Rabobank Nederland
4.51%, due 03/01/2006	1,951	1,951
Royal Bank of Canada
4.48%, due 03/21/2006	976	976
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	976	976
Societe Generale
4.46%, due 03/01/2006	1,951	1,951
The Bank of the West
4.50%, due 03/20/2006	976	976
UBS AG
4.43%, due 02/21/2006	976	976
Wells Fargo
4.43%, due 02/28/2006	2,439	2,439
Repurchase Agreements (5.0%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $4,775 on 02/01/2006	4,774	4,774
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $15,420 on 02/01/2006	15,418	15,418

Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $739 on 02/01/2006	$739	$739
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $3,903 on 02/01/2006	3,903	3,903
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $4,592 on 02/01/2006	4,591	4,591

	Shares	Value
Investment Companies (0.7%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	2,439,107	$2,439
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	1,853,017	1,853
Total Security Lending Collateral (cost: $101,709)		101,709
Total Investment Securities (cost: $460,422)		$590,213

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $96,964.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $30,013, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated  $11,744 or 2.0% of the total investments of the Fund.

REIT	Real Estate Investment Trust

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS #
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (4.7%)
U.S. Treasury Bond
6.13%, due 11/15/2027	$630	$748
5.38%, due 02/15/2031	427	470
U.S. Treasury Note
4.50%, due 11/15/2010	780	780
4.25%, due 01/15/2011	145	143
4.25%, due 08/15/2015	145	142
4.50%, due 11/15/2015	750	748
U.S. Treasury STRIPS
Zero Coupon, due 05/15/2030	210	67
Total U.S. Government Obligations (cost: $3,097)		3,098
U.S. GOVERNMENT AGENCY OBLIGATIONS (9.3%)
Fannie Mae
5.50%, due 05/01/2035	1,351	1,337
5.00%, due 07/01/2035	685	662
Fannie Mae-Conventional Pool
5.00%, due 05/01/2018	134	133
5.50%, due 07/01/2019	812	817
6.00%, due 04/01/2033	352	356
6.00%, due 10/01/2034	201	204
Freddie Mac-Gold Pool
5.00%, due 04/01/2018	251	249
5.50%, due 09/01/2018	82	83
5.50%, due 11/01/2018	158	159
6.00%, due 12/01/2033	417	422
5.50%, due 02/01/2035	571	565
5.50%, due 06/01/2035	583	578
5.00%, due 07/01/2035	255	246
Ginnie Mae-FHA/VA Pool
6.50%, due 10/15/2027	96	100
6.00%, due 06/15/2034	242	248
Total U.S. Government Agency Obligations (cost: $6,284)		6,159
ASSET-BACKED SECURITIES (0.8%)
Harley-Davidson Motorcycle Trust, Series 2005-4, Class A1
4.78%, due 11/15/2010	183	183
USAA Auto Owner Trust, Series 2005-3, Class A2
4.52%, due 06/16/2008	373	372
Total Asset-Backed Securities (cost: $556)		555
CORPORATE DEBT SECURITIES (12.7%)
Agriculture (0.3%)
Dole Food Co., Inc.
8.63%, due 05/01/2009	100	102

Michael Foods, Inc.
8.00%, due 11/15/2013	$90	$92
Amusement & Recreation Services (0.3%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	175	175
Automotive (0.1%)
General Motors Acceptance Corp.
8.00%, due 11/01/2031	100	102
Beverages (0.3%)
Cia Brasileira de Bebidas
8.75%, due 09/15/2013	150	175
Business Credit Institutions (0.5%)
Ford Motor Credit Co.
7.00%, due 10/01/2013	100	91
Textron Financial Corp.
2.69%, due 10/03/2006	250	247
Business Services (0.2%)
Hertz Corp.-144A
8.88%, due 01/01/2014	100	103
Chemicals & Allied Products (0.6%)
Monsanto Co.
5.50%, due 07/30/2035	100	94
Nalco Co.
7.75%, due 11/15/2011	50	51
Potash Corp. of Saskatchewan
7.13%, due 06/15/2007	235	241
Commercial Banks (0.6%)
HBOS PLC-144A
5.92%, due 09/01/2049 (a)	130	130
Sumitomo Mitsui Banking-144A
5.63%, due 07/15/2049 (b)	200	198
Wachovia Capital Trust III
5.80%, due 03/15/2049 (c)	75	75
Communication (0.1%)
Comcast Corp.
7.05%, due 03/15/2033	95	101
Department Stores (0.2%)
Neiman-Marcus Group, Inc.-144A
9.00%, due 10/15/2015	100	104
Electric Services (0.5%)
DPL, Inc.
8.25%, due 03/01/2007	112	115
PSEG Funding Trust
5.38%, due 11/16/2007	250	250
Food & Kindred Products (0.4%)
Archer-Daniels-Midland Co.
5.38%, due 09/15/2035	100	94
Tyson Foods, Inc.
8.25%, due 10/01/2011	154	170

Food Stores (0.1%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	$100	$100
Holding & Other Investment Offices (1.2%)
ERP Operating, LP
5.13%, due 03/15/2016	150	146
iStar Financial, Inc. REIT
4.88%, due 01/15/2009	375	369
Plum Creek Timberlands, LP
5.88%, due 11/15/2015	130	130
Tanger Factory Outlet Centers REIT
6.15%, due 11/15/2015	130	130
Hotels & Other Lodging Places (0.2%)
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, due 05/01/2007	100	102
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	55	54
Industrial Machinery & Equipment (0.1%)
Cummins, Inc.
7.13%, due 03/01/2028	45	46
Insurance (1.1%)
International Lease Finance Corp.
5.63%, due 06/01/2007	600	604
Reinsurance Group of America
6.75%, due 12/15/2065 (d)	125	127
Metal Mining (0.3%)
Phelps Dodge Corp.
9.50%, due 06/01/2031	137	185
Mortgage Bankers & Brokers (1.2%)
Countrywide Home Loans, Inc.
5.50%, due 08/01/2006	600	602
ILFC E-Capital Trust II-144A
6.25%, due 12/21/2065 (e)	105	106
Kinder Morgan Finance Co. ULC-144A
6.40%, due 01/05/2036	95	97
Motion Pictures (0.2%)
Time Warner, Inc.
9.13%, due 01/15/2013	125	147
Oil & Gas Extraction (0.5%)
Husky Oil, Ltd.
8.90%, due 08/15/2028 (f)	205	219
Nexen, Inc.
5.88%, due 03/10/2035	100	97
Personal Credit Institutions (0.3%)
Ford Motor Credit Co.
6.88%, due 02/01/2006	100	100
HSBC Finance Capital Trust IX
5.91%, due 11/30/2035 (g)	100	100

Petroleum Refining (0.1%)
Valero Energy Corp.
7.50%, due 04/15/2032	$80	$96
Primary Metal Industries (0.2%)
Noranda, Inc.
6.00%, due 10/15/2015	125	126
Printing & Publishing (0.6%)
Media General, Inc.
6.95%, due 09/01/2006	320	322
News America Holdings, Inc.
7.75%, due 12/01/2045	65	73
Radio & Television Broadcasting (0.2%)
Univision Communications, Inc.
3.88%, due 10/15/2008	150	144
Security & Commodity Brokers (1.2%)
BNP U.S. Funding LLC-144A
7.74%, due 12/29/2049 (h)	250	261
Credit Suisse First Boston (London), Inc.-144A
7.90%, due 05/01/2049 (i)	125	129
E*Trade Financial Corp.
8.00%, due 06/15/2011	50	52
Nuveen Investments, Inc.
5.00%, due 09/15/2010	375	367
Telecommunications (0.3%)
Sprint Capital Corp.
8.75%, due 03/15/2032	75	98
Verizon Global Funding Corp.
7.75%, due 12/01/2030	90	105
Water Transportation (0.8%)
Carnival Corp.
3.75%, due 11/15/2007	380	371
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	135	152
Total Corporate Debt Securities (cost: $8,588)		8,467

	Shares	Value
COMMON STOCKS (73.1%)
Amusement & Recreation Services (2.0%)
Disney (Walt) Co. (The)	52,200	$1,321
Business Credit Institutions (0.4%)
Fannie Mae	4,500	261
Chemicals & Allied Products (1.8%)
Colgate-Palmolive Co.	7,000	384
Praxair, Inc.	15,000	790
Commercial Banks (7.5%)
Bank of America Corp.	31,256	1,382
Citigroup, Inc.	32,540	1,516
PNC Financial Services Group, Inc.	13,500	876

Wachovia Corp.	16,700	$916
Wells Fargo & Co.	5,000	312
Computer & Data Processing Services (6.3%)
Microsoft Corp.	150,000	4,222
Electric Services (0.3%)
Dominion Resources, Inc.	3,000	226
Electronic & Other Electric Equipment (2.4%)
Cooper Industries, Ltd.-Class A	5,500	449
General Electric Co.	35,500	1,163
Food & Kindred Products (5.0%)
Altria Group, Inc.	30,400	2,199
HJ Heinz Co.	20,000	679
Sara Lee Corp.	23,000	420
Gas Production & Distribution (2.2%)
KeySpan Corp.	40,000	1,437
Holding & Other Investment Offices (2.8%)
Plum Creek Timber Co., Inc.	23,000	850
Rayonier, Inc.	24,000	1,026
Life Insurance (1.1%)
Genworth Financial, Inc.-Class A	23,000	753
Lumber & Wood Products (0.8%)
Louisiana-Pacific Corp.	17,000	501
Motion Pictures (4.8%)
Time Warner, Inc.	183,000	3,208
Oil & Gas Extraction (4.5%)
Anadarko Petroleum Corp.	7,000	755
EOG Resources, Inc.	7,000	592
Schlumberger, Ltd.	13,000	1,657
Paper & Allied Products (0.4%)
Kimberly-Clark Corp.	5,000	286
Petroleum Refining (6.8%)
BP PLC, ADR	25,050	1,811
Exxon Mobil Corp.	14,000	878
Marathon Oil Corp.	13,750	1,057
Murphy Oil Corp.	14,000	798
Pharmaceuticals (8.2%)
Bristol-Myers Squibb Co.	85,000	1,937
Merck & Co., Inc.	79,500	2,743
Schering-Plough Corp.	40,000	766
Primary Metal Industries (0.3%)
Hubbell, Inc.-Class B	4,300	193
Railroads (1.5%)
Union Pacific Corp.	11,000	973
Savings Institutions (3.2%)
Washington Mutual, Inc.	49,890	2,111
Security & Commodity Brokers (6.4%)
Alliance Capital Management Holding, LP	45,000	2,720

Jefferies Group, Inc.	9,500	$517
Raymond James Financial, Inc.	14,300	609
T. Rowe Price Group, Inc.	5,800	443
Telecommunications (2.8%)
Sprint Nextel Corp.	81,600	1,868
Tobacco Products (1.6%)
Loews Corp. - Carolina Group	23,000	1,061
Total Common Stocks (cost: $39,329)		48,666
Total Investment Securities (cost: $57,854)		$66,945

	Contracts ◆	Value
WRITTEN OPTIONS (-0.6%)
Covered Call Options (-0.4%)
Louisiana-Pacific Corp.	80	$(14)
Call Strike $30.00
Expires 05/20/2006
Schlumberger, Ltd.	130	(278)
Call Strike $110.00
Expires 05/20/2006
Put Options (-0.2%)
American International Group, Inc.	130	(1)
Put Strike $50.00
Expires 02/18/2006
American International Group, Inc.	130	(35)
Put Strike $65.00
Expires 08/19/2006
Chesapeake Energy Corp.	313	(24)
Put Strike $27.50
Expires 07/22/2006
Duke Energy Corp.	35	(3)
Put Strike $25.00
Expires 01/20/2007
Fannie Mae	170	(28)
Put Strike $45.00
Expires 01/20/2007
GlobalSantaFe Corp.	150	(1)
Put Strike $42.50
Expires 04/22/2006
Pfizer, Inc.	313	(35)
Put Strike $20.00
Expires 01/19/2008
Total Written Options (premiums: $212)		(419)

NOTES TO SCHEDULE OF INVESTMENTS:

#	Substantially all of the Fund’s securities are memo pledged as collateral by the custodian for the listed short index option contracts written by the Fund.
(a)	HBOS PLC -144A has a fixed coupon rate of 5.92% until 10/01/2015, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 129.5BP, if not called.
(b)	Sumitomo Matsui Banking-144A has a fixed coupon rate of 5.63% until 10/15/2015, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 255BP, if not called.

(c)	Wachovia Capital Trust III has a fixed coupon rate of 5.80% until 03/15/2011, thereafter the coupon rate will reset quarterly at the highest of the 3-month US$LIBOR + 93BP or 5.57%, if not called.
(d)	Reinsurance Group of America has a fixed coupon rate of 6.75% until 12/15/2015, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 266.5BP, if not called.
(e)

ILFC E-Capital Trust II -144A has a fixed coupon rate of 6.25% until 12/21/2015, thereafter the coupon rate will reset at 180BP+ highest of the 3-month US$LIBOR, 10 Year CMT or 30 Year CMT, a max of 14.5%, if not called.

(f)	Husky Oil, Ltd. has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 550BP, if not called.
(g)	HSBC Finance Capital Trust IX has a fixed coupon rate 5.91% until 11/30/2015, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 192.6BP, if not called.
(h)	BNP U.S. Funding LLC-144A has a fixed coupon rate 7.74% until 12/05/2007, thereafter the coupon rate will reset quarterly at the 1-week US$LIBOR + 280BP, if not called.
(i)	Credit Suisse First Boston (London), Inc.-144A has a fixed coupon rate 7.90% until 05/01/2007, thereafter the coupon rate will reset every 5 years at the 5-Year CMT + 200BP, if not called.
◆	Contract amounts are not in thousands.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $1,128 or 1.7% of the total investments of the Fund.

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury Index
FHA	Federal Housing Administration
LIBOR	London Interbank Offer Rate
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
VA	Veterans Affairs

TA IDEX Mercury Large Cap Value

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (90.9%)
Aerospace (2.0%)
Lockheed Martin Corp.	50,000	$3,383
Northrop Grumman Corp.	85,000	5,281
Apparel & Accessory Stores (0.9%)
Nordstrom, Inc.	90,000	3,755
Apparel Products (0.7%)
Polo Ralph Lauren Corp.	56,000	3,172
Automotive (0.1%)
Ford Motor Co. †	66,000	566
Automotive Dealers & Service Stations (0.7%)
AutoNation, Inc. † ‡	143,000	3,187
Beverages (1.2%)
Coca-Cola Co. (The)	132,000	5,462
Business Credit Institutions (0.3%)
CIT Group, Inc.	22,000	1,173
Chemicals & Allied Products (0.8%)
Eastman Chemical Co.	69,000	3,326
Commercial Banks (5.6%)
Bank of America Corp.	116,000	5,131
Citigroup, Inc.	158,000	7,360
JP Morgan Chase & Co.	308,000	12,243
Communications Equipment (1.1%)
Motorola, Inc.	208,000	4,724
Computer & Data Processing Services (6.5%)
Checkfree Corp. ‡	79,000	4,094
Computer Associates International, Inc. †	67,000	1,829
Computer Sciences Corp. ‡	91,000	4,614
Compuware Corp. ‡	450,000	3,708
Fair Isaac Corp.	76,000	3,368
McAfee, Inc. ‡	47,000	1,090
NCR Corp. ‡	26,000	966
Novell, Inc. † ‡	452,900	4,411
Sabre Holdings Corp. †	141,000	3,455
Sybase, Inc. ‡	53,000	1,144
Computer & Office Equipment (2.9%)
Apple Computer, Inc. ‡	45,000	3,398
Hewlett-Packard Co.	307,000	9,572
Department Stores (1.0%)
JC Penney Co., Inc.	79,000	4,408

Electric Services (0.6%)
Edison International	58,000	$2,542
Electronic Components & Accessories (2.0%)
Intersil Corp.-Class A	90,000	2,615
QLogic Corp. ‡	92,000	3,650
Sanmina-SCI Corp. ‡	43,000	181
Solectron Corp. ‡	662,000	2,529
Food & Kindred Products (0.2%)
Campbell Soup Co.	34,000	1,018
Health Services (1.4%)
Caremark Rx, Inc. ‡	70,000	3,451
HCA, Inc.	56,000	2,748
Industrial Machinery & Equipment (0.3%)
Cooper Cameron Corp. ‡	10,000	484
SPX Corp.	13,000	620
Instruments & Related Products (2.7%)
Agilent Technologies, Inc. ‡	109,000	3,696
Raytheon Co.	118,000	4,834
Rockwell Automation, Inc.	48,000	3,171
Insurance (12.2%)
Aetna, Inc.	44,000	4,259
American Financial Group, Inc.	53,000	1,994
Chubb Corp.	48,000	4,529
Cigna Corp.	42,000	5,107
Loews Corp.	43,000	4,244
MGIC Investment Corp. †	67,000	4,423
PMI Group, Inc. (The)	97,000	4,193
Principal Financial Group †	99,000	4,669
Progressive Corp. (The)	31,000	3,256
SAFECO Corp.	69,000	3,605
St. Paul Travelers Cos., Inc. (The)	114,000	5,173
UnumProvident Corp. †	150,000	3,050
WellPoint, Inc. ‡	71,000	5,453
Insurance Agents, Brokers & Service (2.6%)
AON Corp.	82,000	2,806
Hartford Financial Services Group, Inc. (The)	57,000	4,687
Humana, Inc. ‡	72,000	4,015
Iron & Steel Foundries (0.7%)
Precision Castparts Corp.	61,000	3,047
Life Insurance (3.6%)
Lincoln National Corp.	79,000	4,308
Metlife, Inc.	96,000	4,815
Nationwide Financial Services-Class A	14,000	596
Prudential Financial, Inc.	83,000	6,253
Metal Mining (1.0%)
Phelps Dodge Corp.	27,000	4,334
Mortgage Bankers & Brokers (0.8%)
Countrywide Financial Corp.	110,000	3,678

Oil & Gas Extraction (7.7%)
Anadarko Petroleum Corp.	52,000	$5,607
Apache Corp.	76,000	5,740
Burlington Resources, Inc.	36,000	3,285
Devon Energy Corp.	89,000	6,071
Kerr-McGee Corp.	47,000	5,188
Newfield Exploration Co. ‡	26,000	1,362
Occidental Petroleum Corp.	69,000	6,742
Petroleum Refining (14.9%)
Amerada Hess Corp.	33,000	5,108
Chevron Corp.	66,000	3,919
ConocoPhillips †	140,000	9,058
Exxon Mobil Corp.	431,000	27,045
Marathon Oil Corp.	76,000	5,842
Sunoco, Inc.	46,000	4,379
Tesoro Corp. †	59,000	4,276
Valero Energy Corp.	99,000	6,181
Pharmaceuticals (8.7%)
AmerisourceBergen Corp.	106,000	4,626
Cardinal Health, Inc.	67,000	4,827
McKesson Corp.	55,000	2,915
Merck & Co., Inc.	226,000	7,797
Pfizer, Inc.	559,000	14,355
Watson Pharmaceuticals, Inc. ‡	120,000	3,971
Primary Metal Industries (1.1%)
Nucor Corp.	57,000	4,801
Radio, Television & Computer Stores (0.5%)
Circuit City Stores, Inc.	87,000	2,193
Railroads (0.6%)
CSX Corp.	50,000	2,677
Residential Building Construction (0.7%)
Ryland Group, Inc. †	41,000	2,967
Retail Trade (0.5%)
Dollar Tree Stores, Inc. ‡	40,000	992
Tiffany & Co.	36,000	1,357
Savings Institutions (0.1%)
Astoria Financial Corp.	16,000	461
Security & Commodity Brokers (3.1%)
Goldman Sachs Group, Inc. (The)	50,000	7,063
Lehman Brothers Holdings, Inc.	46,000	6,461
Telecommunications (1.1%)
Citizens Communications Co.	40,000	491
Qwest Communications International † ‡	723,000	4,352
Total Common Stocks (cost: $345,877)		400,962

	Principal	Value
SECURITY LENDING COLLATERAL (9.1%)
Debt (8.7%)
Bank Notes (0.5%)
Bank of America
4.49%, due 03/20/2006	$386	$386
4.56%, due 06/07/2006 *	972	972
4.56%, due 08/10/2006 *	965	965
Certificates Of Deposit (0.3%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	193	193
Rabobank Nederland
4.48%, due 05/31/2006 *	965	965
Commercial Paper (1.4%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	579	579
Ciesco LLC
4.44%, due 03/01/2006	568	568
Compass Securitization-144A
4.35%, due 02/06/2006	958	958
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	186	186
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	231	231
4.40%, due 02/14/2006	386	386
4.44%, due 02/16/2006	386	386
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	379	379
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	965	965
4.49%, due 02/27/2006	386	386
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	382	382
4.41%, due 02/10/2006	386	386
Yorktown Capital LLC
4.45%, due 02/21/2006	289	289
Euro Dollar Overnight (1.7%)
Abbey National PLC
4.31%, due 02/02/2006	579	579
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	386	386
Fortis Bank
4.42%, due 02/07/2006	1,158	1,158
Royal Bank of Scotland
4.31%, due 02/01/2006	772	772
Societe Generale
4.48%, due 02/01/2006	579	579
Svenska Handlesbanken
4.47%, due 02/01/2006	1,857	1,857
Wachovia Bank NA
4.39%, due 02/01/2006	965	965

Wells Fargo
4.50%, due 02/07/2006	$1,158	$1,158
Euro Dollar Terms (2.2%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	386	386
Bank of Montreal
4.43%, due 02/21/2006	386	386
Bank of Nova Scotia
4.50%, due 03/27/2006	579	579
Barclays
4.47%, due 03/17/2006	386	386
4.54%, due 03/28/2006	1,158	1,158
Calyon
4.46%, due 03/02/2006	965	965
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	579	579
Deutsche Bank
4.45%, due 03/13/2006	579	579
Fortis Bank
4.47%, due 02/15/2006	386	386
4.50%, due 02/27/2006	424	424
Rabobank Nederland
4.51%, due 03/01/2006	772	772
Royal Bank of Canada
4.48%, due 03/21/2006	386	386
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	386	386
Societe Generale
4.46%, due 03/01/2006	772	772
The Bank of the West
4.50%, due 03/20/2006	386	386
UBS AG
4.43%, due 02/21/2006	386	386
Wells Fargo
4.43%, due 02/28/2006	965	965
Repurchase Agreements (2.6%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $1,889 on 02/01/2006	1,889	1,889
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $6,100 on 02/01/2006	6,099	6,099
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $292 on 02/01/2006	292	292
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $1,544 on 02/01/2006	1,544	1,544
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $1,816 on 02/01/2006	1,816	1,816

	Shares	Value
Investment Companies (0.4%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	964,878	$965
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	733,029	733
Total Security Lending Collateral (cost: $40,235)		40,235
Total Investment Securities (cost: $386,112)		$441,197

NOTES TO SCHEDULE OF INVESTMENTS:

†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $38,492.
‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $11,873, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $4,645 or 1.1% of the total investments of the Fund.

TA IDEX J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (87.1%)
Apparel & Accessory Stores (1.0%)
Limited Brands, Inc.	102,800	$2,432
Apparel Products (3.1%)
Columbia Sportswear Co. ‡ †	46,600	2,407
V.F. Corp.	96,200	5,337
Automotive (1.5%)
Genuine Parts Co.	45,400	1,931
Harsco Corp.	21,700	1,719
Automotive Dealers & Service Stations (2.4%)
AutoNation, Inc. ‡ †	84,200	1,877
AutoZone, Inc. ‡	42,100	4,115
Beverages (1.2%)
Brown-Forman Corp.-Class B	19,500	1,383
Constellation Brands, Inc.-Class A ‡	58,500	1,561
Business Services (0.6%)
Clear Channel Outdoor Holdings, Inc.-Class A ‡	78,500	1,566
Chemicals & Allied Products (5.2%)
Albemarle Corp.	67,700	2,963
Clorox Co.	49,300	2,951
Lauder (Estee) Cos., Inc. (The)-Class A	55,500	2,024
PPG Industries, Inc.	42,700	2,541
Sherwin-Williams Co. (The)	46,300	2,449
Commercial Banks (6.5%)
Cullen/Frost Bankers, Inc.	37,800	2,031
M&T Bank Corp. †	39,000	4,224
North Fork Bancorp, Inc.	135,100	3,475
Northern Trust Corp.	35,100	1,833
TCF Financial Corp.	67,900	1,697
Wilmington Trust Corp.	30,500	1,266
Zions Bancorp	19,800	1,566
Communication (0.6%)
Cablevision Systems Corp.-Class A ‡	58,800	1,447
Computer & Data Processing Services (3.0%)
Affiliated Computer Services, Inc.-Class A ‡	32,600	2,041
Computer Associates International, Inc.	84,100	2,296
Interactive Data Corp.	50,500	1,138
NCR Corp. ‡	49,300	1,832
Computer & Office Equipment (0.9%)
Pitney Bowes, Inc.	50,700	2,167

Department Stores (1.8%)
Federated Department Stores, Inc.	32,571	$2,170
TJX Cos., Inc.	92,500	2,362
Electric Services (5.5%)
American Electric Power Co., Inc.	56,100	2,094
DPL, Inc.	76,200	1,954
Energy East Corp. †	68,300	1,697
FirstEnergy Corp.	25,400	1,273
PPL Corp. †	85,900	2,588
SCANA Corp.	52,800	2,121
Westar Energy, Inc.	94,100	1,939
Electric, Gas & Sanitary Services (0.8%)
PG&E Corp.	52,100	1,944
Electrical Goods (1.0%)
Carlisle Cos., Inc. †	35,400	2,457
Electronic & Other Electric Equipment (1.9%)
Ametek, Inc.	51,600	2,123
Cooper Industries, Ltd.-Class A	32,900	2,686
Electronic Components & Accessories (0.6%)
Amphenol Corp.-Class A	30,700	1,561
Environmental Services (0.8%)
Republic Services, Inc.	51,000	1,930
Fabricated Metal Products (1.6%)
Crane Co.	52,500	1,959
Fortune Brands, Inc.	27,900	2,091
Food & Kindred Products (0.9%)
Del Monte Foods Co.	131,100	1,401
Hormel Foods Corp.	26,200	879
Furniture & Home Furnishings Stores (0.4%)
Tuesday Morning Corp. †	50,800	1,081
Gas Production & Distribution (4.4%)
AGL Resources, Inc.	61,400	2,197
Energen Corp.	51,700	2,017
Kinder Morgan, Inc.	39,900	3,840
UGI Corp.	77,100	1,655
Williams Cos., Inc. (The)	44,800	1,068
Health Services (4.1%)
Community Health Systems, Inc. ‡	21,100	768
Coventry Health Care, Inc. ‡ †	74,050	4,411
Manor Care, Inc.	41,800	1,634
Omnicare, Inc.	29,100	1,446
Quest Diagnostics, Inc.	36,200	1,789
Holding & Other Investment Offices (2.2%)
Istar Financial Inc. REIT	29,400	1,055
Rayonier, Inc.	39,700	1,697
Vornado Realty Trust REIT	28,900	2,553
Hotels & Other Lodging Places (1.3%)
Hilton Hotels Corp.	126,300	3,149

Industrial Machinery & Equipment (0.8%)
American Standard Cos., Inc.	53,400	$1,922
Insurance (7.6%)
Assurant, Inc. †	116,300	5,341
Cincinnati Financial Corp.	51,085	2,326
IPC Holdings, Ltd.	56,300	1,535
MGIC Investment Corp. †	38,500	2,541
Old Republic International Corp.	160,550	3,444
Principal Financial Group	29,600	1,396
SAFECO Corp.	44,200	2,309
Life Insurance (0.7%)
Genworth Financial, Inc.-Class A	55,000	1,802
Metal Cans & Shipping Containers (1.0%)
Ball Corp.	61,400	2,487
Mining (1.2%)
Vulcan Materials Co.	39,500	2,839
Motor Vehicles, Parts & Supplies (0.2%)
BorgWarner, Inc.	6,600	364
Oil & Gas Extraction (2.6%)
Burlington Resources, Inc.	23,300	2,126
Devon Energy Corp.	64,400	4,393
Paper & Allied Products (0.7%)
MeadWestvaco Corp.	67,500	1,802
Petroleum Refining (1.7%)
Ashland, Inc.	36,200	2,386
Marathon Oil Corp.	24,779	1,905
Pharmaceuticals (1.2%)
Henry Schein, Inc. ‡ †	19,200	896
Sigma-Aldrich Corp.	31,800	2,063
Printing & Publishing (2.4%)
Gannett Co., Inc. †	32,100	1,984
Knight-Ridder, Inc. †	23,900	1,488
RH Donnelley Corp. ‡	16,859	1,106
Washington Post-Class B	1,900	1,450
Railroads (0.7%)
Norfolk Southern Corp.	35,600	1,774
Real Estate (1.4%)
Brookfield Properties Co. †	71,900	2,172
Forest City Enterprises, Inc.-Class A	35,400	1,341
Restaurants (2.0%)
Applebees International, Inc. †	80,700	1,934
Outback Steakhouse, Inc.	64,700	2,991
Retail Trade (0.5%)
Tiffany & Co.	34,300	1,293
Savings Institutions (2.3%)
Golden West Financial Corp.	53,600	3,785
Webster Financial Corp.	38,200	1,799

Security & Commodity Brokers (1.5%)
E*TRADE Financial Corp. ‡	81,900	$1,948
T. Rowe Price Group, Inc.	22,500	1,720
Telecommunications (3.7%)
ALLTEL Corp.	58,000	3,482
CenturyTel, Inc. †	117,300	3,906
Telephone & Data Systems, Inc. †	51,800	1,766
Variety Stores (0.7%)
Family Dollar Stores, Inc. †	67,700	1,621
Wholesale Trade Nondurable Goods (0.9%)
Dean Foods Co. ‡	56,400	2,139
Total Common Stocks (cost: $202,899)		215,434

	Principal	Value
SECURITY LENDING COLLATERAL (12.9%)
Debt (12.3%)
Bank Notes (0.7%)
Bank of America
4.49%, due 03/20/2006	$306	$306
4.56%, due 06/07/2006 *	769	769
4.56%, due 08/10/2006 *	763	763
Certificates Of Deposit (0.4%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	153	153
Rabobank Nederland
4.48%, due 05/31/2006 *	763	763
Commercial Paper (1.9%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	458	458
Ciesco LLC
4.44%, due 03/01/2006	449	449
Compass Securitization-144A
4.35%, due 02/06/2006	758	758
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	147	147
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	183	183
4.40%, due 02/14/2006	305	305
4.44%, due 02/16/2006	305	305
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	300	300
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	763	763
4.49%, due 02/27/2006	305	305
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	303	303
4.41%, due 02/10/2006	305	305
Yorktown Capital LLC
4.45%, due 02/21/2006	229	229

Euro Dollar Overnight (2.4%)
Abbey National PLC
4.31%, due 02/02/2006	$458	$458
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	305	305
Fortis Bank
4.42%, due 02/07/2006	916	916
Royal Bank of Scotland
4.31%, due 02/01/2006	611	611
Societe Generale
4.48%, due 02/01/2006	458	458
Svenska Handlesbanken
4.47%, due 02/01/2006	1,469	1,469
Wachovia Bank NA
4.39%, due 02/01/2006	763	763
Wells Fargo
4.50%, due 02/07/2006	916	916
Euro Dollar Terms (3.2%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	305	305
Bank of Montreal
4.43%, due 02/21/2006	305	305
Bank of Nova Scotia
4.50%, due 03/27/2006	458	458
Barclays
4.47%, due 03/17/2006	305	305
4.54%, due 03/28/2006	916	916
Calyon
4.46%, due 03/02/2006	763	763
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	458	458
Deutsche Bank
4.45%, due 03/13/2006	458	458
Fortis Bank
4.47%, due 02/15/2006	305	305
4.50%, due 02/27/2006	336	336
Rabobank Nederland
4.51%, due 03/01/2006	611	611
Royal Bank of Canada
4.48%, due 03/21/2006	305	305
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	305	305
Societe Generale
4.46%, due 03/01/2006	611	611
The Bank of the West
4.50%, due 03/20/2006	305	305
UBS AG
4.43%, due 02/21/2006	305	305
Wells Fargo
4.43%, due 02/28/2006	763	763

Repurchase Agreements (3.7%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $1,494 on 02/01/2006	$1,494	$1,494
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $4,825 on 02/01/2006	4,825	4,825
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $231 on 02/01/2006	231	231
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $1,221 on 02/01/2006	1,221	1,221
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $1,437 on 02/01/2006	1,437	1,437

	Shares	Value
Investment Companies (0.6%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	763,197	$763
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	579,809	580
Total Security Lending Collateral (cost: $31,825)		31,825
Total Investment Securities (cost: $234,724)		$247,259

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $30,752.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $9,391, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $3,674 or 1.5% of the total investments of the Fund.

REIT	Real Estate Investment Trust

TA IDEX Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (0.8%)
U.S. Treasury Note
4.25%, due 01/15/2011	$2,400	$2,377
Total U.S. Government Obligations (cost: $2,381)		2,377
ASSET-BACKED SECURITIES (3.8%)
Harley-Davidson Motorcycle Trust, Series 2005-4, Class A1
4.78%, due 11/15/2010	5,501	5,492
Honda Auto Receivables Owner Trust, Series 2005-A Cl A3
4.46%, due 05/21/2009	3,545	3,514
USAA Auto Owner Trust, Series 2005-3, Class A2
4.52%, due 06/16/2008	2,000	1,994
Total Asset-Backed Securities (cost: $11,045)		11,000
CORPORATE DEBT SECURITIES (95.3%)
Aerospace (1.8%)
Textron Financial Corp.
5.88%, due 06/01/2007	5,200	5,254
Agriculture (0.5%)
Dole Food Co., Inc.
8.63%, due 05/01/2009	1,400	1,430
Amusement & Recreation Services (0.5%)
Mirage Resorts, Inc.
6.75%, due 02/01/2008	1,500	1,524
Automotive (2.0%)
DaimlerChrysler North America Holding Corp.
4.75%, due 01/15/2008	5,950	5,886
Beverages (3.1%)
Bottling Group LLC
2.45%, due 10/16/2006	3,965	3,894
Coca-Cola Enterprises, Inc.
5.38%, due 08/15/2006	5,000	5,013
Business Credit Institutions (0.9%)
CIT Group, Inc.
2.88%, due 09/29/2006	2,600	2,567
Chemicals & Allied Products (8.0%)
Cytec Industries, Inc.
5.50%, due 10/01/2010	1,440	1,408
Dow Chemical Co. (The)
5.00%, due 11/15/2007	4,870	4,870
ICI Wilmington, Inc.
4.38%, due 12/01/2008	6,202	6,026
Lubrizol Corp.
4.63%, due 10/01/2009	800	783

Potash Corp. of Saskatchewan
7.13%, due 06/15/2007	$5,000	$5,124
Praxair, Inc.
4.75%, due 07/15/2007	5,000	4,995
Commercial Banks (3.0%)
Bank One Corp.
6.88%, due 08/01/2006	2,500	2,525
Popular North America, Inc.
5.20%, due 12/12/2007	5,000	4,989
Wachovia Capital Trust III
5.80%, due 03/15/2049 (a)	1,172	1,174
Communication (4.3%)
British Sky Broadcasting PLC
8.20%, due 07/15/2009	6,000	6,533
Comcast Cable Communications
6.88%, due 06/15/2009	5,500	5,759
Department Stores (1.8%)
Meyer (Fred) Stores, Inc.
7.45%, due 03/01/2008	5,100	5,305
Electric Services (10.1%)
Dominion Resources, Inc.
3.66%, due 11/15/2006	4,140	4,092
Duke Capital LLC
4.33%, due 11/16/2006	6,000	5,968
FPL Group Capital, Inc.
4.09%, due 02/16/2007	7,040	6,970
PSEG Funding Trust
5.38%, due 11/16/2007	6,240	6,240
TXU Electric Delivery Co.
5.00%, due 09/01/2007	6,000	5,982
Food & Kindred Products (2.1%)
Tyson Foods, Inc.
7.25%, due 10/01/2006	6,000	6,082
Gas Production & Distribution (2.2%)
Oneok, Inc.
5.51%, due 02/16/2008	6,300	6,327
Holding & Other Investment Offices (4.1%)
Berkshire Hathaway Finance Corp.
3.40%, due 07/02/2007	4,000	3,911
Host Marriott, LP REIT
9.25%, due 10/01/2007	1,500	1,590
iStar Financial, Inc.
4.88%, due 01/15/2009	4,500	4,432
Rouse Co. (The)
3.63%, due 03/15/2009	2,000	1,865
Hotels & Other Lodging Places (0.6%)
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, due 05/01/2007	1,600	1,638

Industrial Machinery & Equipment (0.5%)
John Deere Capital Corp.
3.90%, due 01/15/2008	$1,597	$1,564
Insurance (2.9%)
International Lease Finance Corp.
5.63%, due 06/01/2007 †	5,790	5,824
Wellpoint Health Networks, Inc.
6.38%, due 06/15/2006	2,500	2,513
Metal Mining (2.1%)
Barrick Gold Finance, Inc.
7.50%, due 05/01/2007	6,000	6,172
Mortgage Bankers & Brokers (6.0%)
Countrywide Home Loans, Inc.
5.50%, due 08/01/2006	5,500	5,518
Kinder Morgan Finance Co. ULC-144A
5.35%, due 01/05/2011	5,815	5,801
Rio Tinto Finance USA, Ltd.
5.75%, due 07/03/2006	5,961	5,983
Motion Pictures (2.1%)
Time Warner, Inc.
6.13%, due 04/15/2006	6,000	6,012
Oil & Gas Extraction (1.7%)
Devon Energy Corp.
2.75%, due 08/01/2006	5,000	4,939
Personal Credit Institutions (2.5%)
Ford Motor Credit Co.
6.88%, due 02/01/2006	1,675	1,675
General Electric Capital Corp.
5.00%, due 06/15/2007	5,500	5,507
Petroleum Refining (4.3%)
BP Capital Markets PLC
2.75%, due 12/29/2006	5,100	5,008
Enterprise Products Operating, LP, Series B
4.00%, due 10/15/2007	3,000	2,937
Valero Energy Corp.
7.38%, due 03/15/2006	4,500	4,507
Primary Metal Industries (2.1%)
Alcoa, Inc.
4.25%, due 08/15/2007	6,200	6,130
Printing & Publishing (5.9%)
Gannett Co., Inc.
5.50%, due 04/01/2007	6,000	6,013
Media General, Inc.
6.95%, due 09/01/2006	6,012	6,049
Viacom, Inc.
5.63%, due 05/01/2007	5,000	5,019
Radio & Television Broadcasting (1.8%)
Chancellor Media Corp.
8.00%, due 11/01/2008	2,000	2,122

Univision Communications, Inc.
2.88%, due 10/15/2006	$3,000	$2,955
Real Estate (1.2%)
Tanger Properties L.P.
9.13%, due 02/15/2008	3,229	3,443
Security & Commodity Brokers (1.7%)
Morgan Stanley
3.63%, due 04/01/2008	5,000	4,862
Telecommunications (8.0%)
Alltel Corp.
4.66%, due 05/17/2007	5,400	5,375
Nextel Partners, Inc.
8.13%, due 07/01/2011	1,290	1,384
Sprint Capital Corp.
4.78%, due 08/17/2006	6,500	6,491
Telecom Italia Capital SA, Series A
4.00%, due 11/15/2008	6,010	5,818
Verizon Global Funding Corp.
6.13%, due 06/15/2007	4,000	4,057
Variety Stores (3.6%)
Target Corp.
5.50%, due 04/01/2007	5,160	5,184
Wal-Mart Stores, Inc.
5.45%, due 08/01/2006	5,100	5,117
Water Transportation (3.0%)
Carnival PLC
7.30%, due 06/01/2007	5,612	5,759
Royal Caribbean Cruises, Ltd.
7.00%, due 10/15/2007	2,891	2,966
Wholesale Trade Nondurable Goods (0.9%)
Safeway, Inc.
4.13%, due 11/01/2008	2,610	2,525
Total Corporate Debt Securities (cost: $277,731)		275,385
SECURITY LENDING COLLATERAL (0.1%)
Debt (0.1%)
Bank Notes (0.0%)
Bank of America
4.49%, due 03/20/2006	3	3
4.56%, due 06/07/2006 *	6	6
4.56%, due 08/10/2006 *	6	6
Certificates Of Deposit (0.0%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	1	1
Rabobank Nederland
4.48%, due 05/31/2006 *	6	6

Commercial Paper (0.0%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	$4	$4
Ciesco LLC
4.44%, due 03/01/2006	4	4
Compass Securitization-144A
4.35%, due 02/06/2006	6	6
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	1	1
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	2	2
4.40%, due 02/14/2006	3	3
4.44%, due 02/16/2006	3	3
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	2	2
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	6	6
4.49%, due 02/27/2006	3	3
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	2	2
4.41%, due 02/10/2006	3	3
Yorktown Capital LLC
4.45%, due 02/21/2006	2	2
Euro Dollar Overnight (0.0%)
Abbey National PLC
4.31%, due 02/02/2006	4	4
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	3	3
Fortis Bank
4.42%, due 02/07/2006	7	7
Royal Bank of Scotland
4.31%, due 02/01/2006	5	5
Societe Generale
4.48%, due 02/01/2006	4	4
Svenska Handlesbanken
4.47%, due 02/01/2006	12	12
Wachovia Bank NA
4.39%, due 02/01/2006	6	6
Wells Fargo
4.50%, due 02/07/2006	7	7
Euro Dollar Terms (0.0%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	3	3
Bank of Montreal
4.43%, due 02/21/2006	3	3
Bank of Nova Scotia
4.50%, due 03/27/2006	4	4
Barclays
4.47%, due 03/17/2006	3	3
4.54%, due 03/28/2006	7	7
Calyon
4.46%, due 03/02/2006	6	6

Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	$4	$4
Deutsche Bank
4.45%, due 03/13/2006	4	4
Fortis Bank
4.47%, due 02/15/2006	2	2
4.50%, due 02/27/2006	3	3
Rabobank Nederland
4.51%, due 03/01/2006	5	5
Royal Bank of Canada
4.48%, due 03/21/2006	2	2
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	2	2
Societe Generale
4.46%, due 03/01/2006	5	5
The Bank of the West
4.50%, due 03/20/2006	2	2
UBS AG
4.43%, due 02/21/2006	2	2
Wells Fargo
4.43%, due 02/28/2006	6	6
Repurchase Agreements (0.1%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $12 on 02/01/2006	12	12
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $39 on 02/01/2006	39	39
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $2 on 02/01/2006	2	2
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $10 on 02/01/2006	10	10
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $12 on 02/01/2006	12	12

	Shares	Value
Investment Companies (0.0%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	6,235	$6
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	4,737	5
Total Security Lending Collateral (cost: $260)		260
Total Investment Securities (cost: $291,417)		$289,022

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Wachovia Capital Trust III has a fixed coupon rate of 5.80% until 03/15/2011, thereafter the coupon rate will reset quarterly at the highest of the 3-month US$LIBOR + 93BP or 5.57%, if not called.
†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $254.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $77, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $5,832 or 2.0% of the total investments of the Fund.

REIT	Real Estate Investment Trust

TA IDEX UBS Large Cap Value

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.1%)
Aerospace (3.2%)
Lockheed Martin Corp.	53,500	$3,619
Northrop Grumman Corp.	38,200	2,373
Air Transportation (1.7%)
FedEx Corp.	31,100	3,146
Automotive (0.8%)
Harley-Davidson, Inc.	28,200	1,510
Beverages (1.1%)
Anheuser-Busch Cos., Inc.	50,600	2,097
Business Credit Institutions (2.7%)
Freddie Mac	75,300	5,110
Business Services (3.7%)
Cendant Corp.	99,200	1,661
Clear Channel Communications, Inc.	57,200	1,674
Omnicom Group, Inc.	44,500	3,640
Commercial Banks (22.3%)
Bank of America Corp.	69,400	3,070
Citigroup, Inc.	180,300	8,398
Fifth Third Bancorp	113,000	4,245
JP Morgan Chase & Co.	208,000	8,268
Mellon Financial Corp.	125,900	4,440
Northern Trust Corp.	45,200	2,360
PNC Financial Services Group, Inc.	56,700	3,678
Wells Fargo & Co.	122,100	7,614
Communication (0.8%)
DIRECTV Group (The), Inc. ‡	110,400	1,527
Computer & Data Processing Services (2.2%)
Microsoft Corp.	150,300	4,231
Electric Services (5.0%)
American Electric Power Co., Inc.	94,000	3,508
FirstEnergy Corp.	45,700	2,290
Pepco Holdings, Inc.	74,800	1,721
Sempra Energy	40,300	1,936
Electric, Gas & Sanitary Services (3.1%)
Exelon Corp.	85,400	4,904
NiSource, Inc.	48,100	987
Food Stores (1.2%)
Kroger Co. ‡	126,600	2,329
Furniture & Fixtures (3.6%)
Johnson Controls, Inc.	55,100	3,815
Masco Corp.	97,900	2,903

Health Services (0.5%)
Caremark Rx, Inc. ‡	17,400	$858
Industrial Machinery & Equipment (3.1%)
Baker Hughes, Inc.	25,900	2,006
Illinois Tool Works, Inc.	44,900	3,785
Insurance (5.0%)
American International Group, Inc.	91,000	5,957
UnitedHealth Group, Inc.	59,700	3,547
Insurance Agents, Brokers & Service (1.7%)
Hartford Financial Services Group, Inc. (The)	39,100	3,215
Management Services (1.3%)
Accenture, Ltd.-Class A	78,100	2,462
Motor Vehicles, Parts & Supplies (0.8%)
BorgWarner, Inc.	28,000	1,544
Oil & Gas Extraction (1.4%)
GlobalSantaFe Corp.	42,700	2,607
Petroleum Refining (7.8%)
Exxon Mobil Corp.	114,500	7,185
Marathon Oil Corp.	98,600	7,579
Pharmaceuticals (7.5%)
Bristol-Myers Squibb Co.	70,600	1,609
Cephalon, Inc. ‡ †	36,600	2,595
Johnson & Johnson	28,700	1,651
Medco Health Solutions, Inc. ‡	48,100	2,602
Wyeth	123,400	5,707
Radio & Television Broadcasting (1.2%)
Univision Communications, Inc.-Class A ‡	71,000	2,261
Railroads (2.3%)
Burlington Northern Santa Fe Corp.	54,400	4,359
Security & Commodity Brokers (4.8%)
Morgan Stanley	147,800	9,082
Telecommunications (4.7%)
AT&T, Inc.	137,300	3,563
Sprint Nextel Corp.	232,063	5,312
Transportation & Public Utilities (1.4%)
Expedia, Inc. ‡ †	105,350	2,741
Variety Stores (2.2%)
Costco Wholesale Corp.	82,000	4,090
Total Common Stocks (cost: $166,252)		183,371

	Principal	Value
SECURITY LENDING COLLATERAL (2.9%)
Debt (2.8%)
Bank Notes (0.2%)
Bank of America
4.49%, due 03/20/2006	$53	$53
4.56%, due 06/07/2006 *	132	132
4.56%, due 08/10/2006 *	131	131

Certificates Of Deposit (0.1%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	$26	$26
Rabobank Nederland
4.48%, due 05/31/2006 *	131	131
Commercial Paper (0.4%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	79	79
Ciesco LLC
4.44%, due 03/01/2006	77	77
Compass Securitization-144A
4.35%, due 02/06/2006	130	130
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	25	25
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	31	31
4.40%, due 02/14/2006	52	52
4.44%, due 02/16/2006	52	52
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	52	52
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	131	131
4.49%, due 02/27/2006	53	53
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	52	52
4.41%, due 02/10/2006	53	53
Yorktown Capital LLC
4.45%, due 02/21/2006	39	39
Euro Dollar Overnight (0.5%)
Abbey National PLC
4.31%, due 02/02/2006	79	79
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	53	53
Fortis Bank
4.42%, due 02/07/2006	158	158
Royal Bank of Scotland
4.31%, due 02/01/2006	105	105
Societe Generale
4.48%, due 02/01/2006	79	79
Svenska Handlesbanken
4.47%, due 02/01/2006	253	253
Wachovia Bank NA
4.39%, due 02/01/2006	131	131
Wells Fargo
4.50%, due 02/07/2006	158	158
Euro Dollar Terms (0.7%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	53	53
Bank of Montreal
4.43%, due 02/21/2006	53	53

Bank of Nova Scotia
4.50%, due 03/27/2006	$79	$79
Barclays
4.47%, due 03/17/2006	53	53
4.54%, due 03/28/2006	158	158
Calyon
4.46%, due 03/02/2006	131	131
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	79	79
Deutsche Bank
4.45%, due 03/13/2006	79	79
Fortis Bank
4.47%, due 02/15/2006	53	53
4.50%, due 02/27/2006	58	58
Rabobank Nederland
4.51%, due 03/01/2006	105	105
Royal Bank of Canada
4.48%, due 03/21/2006	53	53
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	53	53
Societe Generale
4.46%, due 03/01/2006	105	105
The Bank of the West
4.50%, due 03/20/2006	53	53
UBS AG
4.43%, due 02/21/2006	53	53
Wells Fargo
4.43%, due 02/28/2006	131	131
Repurchase Agreements (0.9%) ††
Credit Suisse First Boston Corp. 4.54%, dated 01/31/2006 to be repurchased at $257 on 02/01/2006	257	257
Goldman Sachs Group, Inc. (The) 4.54%, dated 01/31/2006 to be repurchased at $831 on 02/01/2006	831	831
Lehman Brothers, Inc. 4.54%, dated 01/31/2006 to be repurchased at $40 on 02/01/2006	40	40
Merrill Lynch & Co. 4.49%, dated 01/31/2006 to be repurchased at $210 on 02/01/2006	210	210
Morgan Stanley Dean Witter & Co. 4.55%, dated 01/31/2006 to be repurchased at $247 on 02/01/2006	247	247

	Shares	Value
Investment Companies (0.1%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	131,409	$131
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	99,833	100
Total Security Lending Collateral (cost: $5,480)		5,480
Total Investment Securities (cost: $171,732)		$188,851

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $5,341.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $1,617, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $631 or 0.3% of the total investments of the Fund.

TA IDEX Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal
	Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS (73.9%)
Argentina (3.3%)
Argentine Republic
5.83%, due 12/31/2033	$14,690		$5,972
8.28%, due 12/31/2033	110		111
0.00%, due 12/15/2035 *	64,668		1,236
1.33%, due 12/31/2038 (a)	—	☐	—	☐
Argentine Republic ❖(d)	2,310		901
Brazil (14.2%)
Republic of Brazil
14.50%, due 10/15/2009	6,800		8,843
10.50%, due 07/14/2014	2,580		3,225
8.00%, due 01/15/2018	3,160		3,455
8.00%, due 01/15/2018	2,381		2,604
8.88%, due 10/14/2019	8,373		9,650
5.19%, due 04/15/2024 *	4,900		4,802
6.00%, due 04/15/2024 *	1,200		1,184
8.88%, due 04/15/2024	1,210		1,393
Bulgaria (1.6%)
Republic of Bulgaria	3,250		3,888
8.25%, due 01/15/2015
Colombia (2.2%)
Republic of Colombia
9.75%, due 04/09/2011	870		974
9.75%, due 04/09/2011	631		706
8.25%, due 12/22/2014	700		797
11.75%, due 02/25/2020	890		1,270
8.13%, due 05/21/2024	1,500		1,665
Ecuador (1.1%)
Republic of Ecuador (b)	2,760		2,663
9.00%, due 08/15/2030
Ivory Coast (0.1%)
Republic of Ivory Coast ❖	1,495		321
2.50%, due 03/29/2018
Malaysia (2.8%)
Malaysia Government
8.75%, due 06/01/2009	5,230		5,811
7.50%, due 07/15/2011	880		979
Mexico (10.7%)
United Mexican States
10.38%, due 02/17/2009	4,050		4,656
8.38%, due 01/14/2011	9,750		11,066

8.13%, due 12/30/2019	$3,020	$3,684
11.50%, due 05/15/2026	440	708
8.30%, due 08/15/2031	4,850	6,111
United Mexican States Warrants, Expires 9/1/2006
0.00%, due 09/01/2006	2	124
Nigeria (1.0%)
Republic of Nigeria	2,500	2,500
6.25%, due 11/15/2020
Panama (2.3%)
Republic of Panama
9.63%, due 02/08/2011	1,476	1,734
7.13%, due 01/29/2026	1,720	1,815
9.38%, due 04/01/2029	1,550	2,007
Peru (2.9%)
Republic of Peru
9.88%, due 02/06/2015	1,680	2,079
8.38%, due 05/03/2016	950	1,078
7.84%, due 08/12/2020	PEN 9,420	2,789
8.75%, due 11/21/2033	1,110	1,299
Philippine Islands (10.6%)
Republic of the Philippines
8.88%, due 03/17/2015	10,270	11,400
10.63%, due 03/16/2025	3,450	4,377
9.50%, due 02/02/2030	8,800	10,285
Qatar (0.8%)
State of Qatar	1,220	1,856
9.75%, due 06/15/2030
Russia (12.3%)
Russian Federation
11.00%, due 07/24/2018	7,400	10,865
12.75%, due 06/24/2028	5,470	9,908
5.00%, due 03/31/2030 (c)	8,640	9,654
Turkey (3.7%)
Republic of Turkey
11.50%, due 01/23/2012	3,190	4,039
11.00%, due 01/14/2013	3,130	3,967
11.88%, due 01/15/2030	750	1,147
Venezuela (4.3%)
Republic of Venezuela
8.50%, due 10/08/2014	2,100	2,353
9.38%, due 01/13/2034	6,662	8,328
Total Foreign Government Obligations (cost: $174,528)		182,279
CORPORATE DEBT SECURITIES (26.1%)
Cayman Islands (2.1%)
Banco Abn Amro Real S.A.-144A
Zero Coupon, due 07/21/2006	1,860	2,151
15.86%, due 12/13/2007	BRL 6,500	2,968

Chile (1.6%)
Empresa Nacional de Petroleo	$2,600	$2,789
6.75%, due 11/15/2012
Empresa Nacional de Petroleo-144A	1,000	1,074
6.75%, due 11/15/2012
Germany (2.6%)
Aries Vermoegensverwaltungs	5,000	6,401
9.60%, due 10/25/2014
Luxembourg (1.6%)
Gaz Capital for Gazprom	3,230	4,082
8.63%, due 04/28/2034
Mexico (0.2%)
Satelites Mexicanos ❖	1,013	456
0.00%, due 11/01/2034
Netherlands (4.6%)
Pindo Deli Finance Mauritius
0.00%, due 04/29/2018 *	1,500	390
5.25%, due 04/29/2018 *	1,500	870
Pindo Deli Finance Mauritius-144A
4.68%, due 04/29/2015 *	336	279
4.68%, due 04/29/2018 *	950	551
4.68%, due 04/29/2018 *	906	752
0.00%, due 04/29/2027 *	1,915	498
Tjiwi Kimia Finance Mauritius, Ltd.
4.19%, due 04/28/2018 *	5,382	4,629
5.25%, due 04/28/2018 *	1,000	670
0.00%, due 04/28/2027 *	1,500	405
Tjiwi Kimia Finance Mauritius, Ltd.-144A
4.19%, due 04/29/2015 *	811	697
4.19%, due 04/28/2018 *	2,046	1,371
0.00%, due 04/29/2027 *	1,045	282
Trinidad (1.0%)
National Gas Co., of Trinidad and Tobago, Ltd.-144A	2,656	2,614
6.05%, due 01/15/2036
Tunisia (0.4%)
Banque Centrale de Tunisie	850	936
7.38%, due 04/25/2012
United States (12.0%)
Citibank NA
15.00%, due 01/30/2009	2,590	2,592
Citigroup Global Markets Holdings, Inc.-144A
Zero Coupon, due 04/13/2006	1,600	2,209
Zero Coupon, due 05/25/2006	2,500	2,926
Pemex Project Funding Master Trust
5.17%, due 06/15/2010 *	3,950	4,073
9.13%, due 10/13/2010	4,500	5,166
9.50%, due 09/15/2027	660	878
9.50%, due 09/15/2027	990	1,317
Pemex Project Funding Master Trust-144A
5.79%, due 06/15/2010 *	1,500	1,548
8.63%, due 12/01/2023	1,750	2,126

9.50%, due 09/15/2027	$2,000	$2,660
9.75%, due 09/15/2027	3,070	4,083
Total Corporate Debt Securities (cost: $61,844)		64,443
Total Investment Securities (cost: $236,372)		$246,722

FUTURES CONTRACTS:

	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
U.S. 2 Year Note (CBT) d	19	03/31/2006	$(3,892)	$9
			$(3,892)	$9

	Percentage of Total Investment	Value
INVESTMENTS BY INDUSTRY:
Sovereign Government	73.9%	$182,279
Oil & Gas Extraction	13.1%	32,410
Paper & Paper Products	4.6%	11,394
Commercial Banks	3.5%	8,647
Mortgage Bankers & Brokers	2.6%	6,401
Security & Commodity Brokers	2.1%	5,135
Holding & Other Investment Offices	0.2%	456
Total Investment Securities	100.0%	246,722

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of January 31, 2006.
☐	Value is less than $1.
❖	Securities are currently in default on interest payments.
(a)	Argentine Republic has a coupon rate of 1.33% until 03/31/2009, a coupon rate of 2.50% until 03/31/2019, a coupon rate of 3.75% until 03/31/2029, and thereafter the coupon rate will be 5.25%.
(b)	Republic of Ecuador has a coupon rate of 9.00% until 08/15/2006, thereafter the coupon rate will become 10.00%.
(c)	Russian Federation has a coupon rate of 5.00% until 03/31/2007, thereafter the coupon rate will become 7.50%.
(d)	Argentine Republic matured on 04/10/2005. The security defaulted on its payment and is still held by the Fund.
d	At January 31, 2006, the Fund has cash in the amount of $10, segregated with the custodian to cover margin requirements for open future contracts.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated $28,789 or 11.7% of the total investments of the Fund.

BRL	Brazilian Real
CBT	Chicago Board of Trade
PEN	Peruvian Nuevo Sol

TA IDEX Van Kampen Mid-Cap Growth

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (100.0%)
Amusement & Recreation Services (2.9%)
International Speedway Corp.-Class A	7,390	$349
Station Casinos, Inc.	10,225	684
Apparel & Accessory Stores (2.0%)
Abercrombie & Fitch Co.-Class A	5,150	342
American Eagle Outfitters	14,155	382
Automotive (1.6%)
Harley-Davidson, Inc.	10,375	555
Automotive Dealers & Service Stations (3.1%)
AutoZone, Inc. ‡	11,095	1,085
Business Services (11.8%)
ChoicePoint, Inc. ‡	7,715	317
Getty Images, Inc. ‡	12,905	1,054
Iron Mountain, Inc. ‡	20,935	873
Lamar Advertising Co. ‡	10,435	479
Monster Worldwide, Inc. ‡	24,735	1,055
NetEase.com, ADR ‡	5,795	414
Communication (3.8%)
Crown Castle International Corp. ‡	31,175	986
Global Payments, Inc.	6,745	344
Computer & Data Processing Services (7.0%)
Activision, Inc. ‡	58,175	834
Checkfree Corp. ‡	7,090	367
Red Hat, Inc. ‡	21,570	624
salesforce.com, Inc. ‡	15,925	654
Educational Services (4.2%)
Apollo Group, Inc.-Class A ‡	8,100	451
Career Education Corp. ‡	11,140	362
ITT Educational Services, Inc. ‡	11,020	642
Strayer Education, Inc.	375	33
Electronic Components & Accessories (3.4%)
Freescale Semiconductor, Inc.-Class A ‡	11,820	297
Marvell Technology Group, Ltd. ‡	7,165	490
Tessera Technologies, Inc. ‡	12,865	415
Entertainment (2.0%)
International Game Technology	19,690	704
Environmental Services (2.2%)
Stericycle, Inc. ‡	12,910	772
Gas Production & Distribution (3.5%)
Questar Corp.	4,655	379
Southwestern Energy Co. ‡	20,010	863

Health Services (1.0%)
DaVita, Inc. ‡	6,445	$353
Holding & Other Investment Offices (2.1%)
Brookfield Asset Management, Inc.	13,985	749
Hotels & Other Lodging Places (2.6%)
Choice Hotels International, Inc.	7,570	360
Wynn Resorts, Ltd. ‡	8,610	556
Industrial Machinery & Equipment (2.0%)
Pentair, Inc.	18,610	715
Insurance (0.9%)
White Mountains Insurance Group, Ltd.	630	335
Insurance Agents, Brokers & Service (1.0%)
Brown & Brown, Inc.	12,865	370
Management Services (3.5%)
Corporate Executive Board Co.	14,750	1,241
Medical Instruments & Supplies (0.9%)
Techne Corp. ‡	5,725	325
Oil & Gas Extraction (6.7%)
Ultra Petroleum Corp. ‡	34,585	2,379
Personal Services (1.0%)
Weight Watchers International, Inc. ‡	7,240	341
Pharmaceuticals (2.2%)
Dade Behring Holdings, Inc.	19,890	778
Real Estate (3.5%)
CB Richard Ellis Group, Inc.-Class A ‡	6,840	432
Desarrolladora Homex SA de CV, ADR ‡	14,340	498
St. Joe Co. (The)	4,950	314
Research & Testing Services (1.0%)
Gen-Probe, Inc. ‡	6,915	349
Residential Building Construction (1.5%)
NVR, Inc. ‡	692	550
Restaurants (5.0%)
Cheesecake Factory (The) ‡	9,480	349
Outback Steakhouse, Inc.	7,800	361
PF Chang’s China Bistro, Inc. ‡	9,440	484
Wendy’s International, Inc.	9,975	588
Security & Commodity Brokers (5.7%)
Calamos Asset Management, Inc.-Class A	17,040	592
Chicago Mercantile Exchange	1,810	766
Janus Capital Group, Inc.	16,100	336
TD Ameritrade Holding Corp.	16,000	324
Telecommunications (3.9%)
NII Holdings, Inc.-Class B ‡	27,820	1,376
Tobacco Products (1.6%)
Loews Corp. - Carolina Group	11,995	553

Transportation & Public Utilities (6.4%)
CH Robinson Worldwide, Inc.	20,600	$833
Expedia, Inc. ‡	21,225	552
Expeditors International of Washington, Inc.	11,865	873
Total Common Stocks (cost: $34,430)		35,438
Total Investment Securities (cost: $34,430)		$35,438

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

DEFINITIONS:

ADR	American Depositary Receipt

TA IDEX Van Kampen Small Company Growth

SCHEDULE OF INVESTMENTS
At January 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (78.0%)
Agriculture (0.4%)
VCA Antech, Inc. ‡	45,320	$1,254
Amusement & Recreation Services (2.5%)
Gaylord Entertainment Co. ‡	133,940	5,759
WMS Industries, Inc. ‡ †	106,235	2,782
Apparel & Accessory Stores (2.0%)
Carter’s, Inc. ‡	46,060	3,132
Citi Trends, Inc. ‡ †	81,610	3,754
Apparel Products (0.5%)
Maidenform Brands, Inc. ‡	169,950	1,898
Business Services (5.6%)
ACCO Brands Corp. ‡	77,200	1,907
Akamai Technologies, Inc. ‡ †	196,210	4,283
Focus Media Holding Ltd., ADR ‡ †	81,300	4,438
Macquarie Infrastructure Co. Trust	175,130	5,727
NetEase.com, ADR ‡ †	43,700	3,120
Chemicals & Allied Products (0.9%)
Nuco2, Inc. ‡	100,435	3,146
Communication (2.3%)
SBA Communications Corp. ‡	365,675	7,990
Computer & Data Processing Services (6.5%)
Bankrate, Inc. ‡ †	56,200	2,136
Blackboard, Inc. ‡	10,425	269
CNET Networks, Inc. ‡	236,313	3,549
Convera Corp. ‡ †	121,800	956
CoStar Group, Inc. ‡ †	55,990	2,800
IHS, Inc.-Class A ‡	116,900	2,836
NetFlix, Inc. ‡ †	110,390	3,041
SINA Corp. ‡	58,245	1,355
Take-Two Interactive Software, Inc. ‡ †	145,325	2,305
THQ, Inc. ‡ †	125,997	3,307
Educational Services (3.3%)
Ambassadors Group, Inc.	174,480	4,720
Strayer Education, Inc. †	74,310	6,581
Electronic Components & Accessories (1.4%)
Tessera Technologies, Inc. ‡	149,305	4,820
Engineering & Management Services (0.6%)
Washington Group International, Inc.	34,640	2,056
Environmental Services (2.0%)
Stericycle, Inc. ‡	114,629	6,851

Food & Kindred Products (1.0%)
Peet’s Coffee & Tea, Inc. ‡ †	108,325	$3,339
Food Stores (1.1%)
Pantry, Inc. (The) ‡	68,725	3,762
Furniture & Home Furnishings Stores (0.3%)
Tuesday Morning Corp.	49,495	1,053
Hotels & Other Lodging Places (2.0%)
Great Wolf Resorts, Inc. ‡ †	156,436	1,622
Kerzner International, Ltd. ‡	79,430	5,182
Industrial Machinery & Equipment (0.8%)
Middleby Corp. ‡	29,325	2,771
Instruments & Related Products (0.6%)
Cyberonics, Inc. ‡ †	65,200	1,957
Lumber & Construction Materials (0.9%)
Beacon Roofing Supply, Inc. ‡	95,860	3,184
Manufacturing Industries (1.2%)
Yankee Candle Co., Inc.	162,110	4,069
Medical Instruments & Supplies (3.3%)
American Medical Systems Holdings, Inc. ‡ †	129,310	2,930
Hologic, Inc. ‡	34,100	1,755
Techne Corp. ‡	118,058	6,712
Oil & Gas Extraction (5.8%)
Cadence Resources Corp. ‡ †	204,500	1,483
Delta Petroleum Corp. ‡ †	122,800	3,034
Gasco Energy, Inc. ‡ †	487,895	3,464
GMX Resources, Inc. ‡ †	41,600	2,001
Quicksilver Resources, Inc. ‡ †	61,515	3,092
Range Resources Corp.	235,017	7,020
Paper & Paper Products (0.7%)
Neenah Paper, Inc.	77,440	2,269
Personal Services (1.1%)
Coinstar, Inc. ‡	153,485	3,822
Pharmaceuticals (2.4%)
Adams Respiratory Therapeutics, Inc. ‡	60,437	2,610
Flamel Technologies, ADR ‡ †	61,730	1,444
Idexx Laboratories, Inc. ‡	39,615	3,043
Noven Pharmaceuticals, Inc. ‡	88,700	1,386
Primary Metal Industries (0.6%)
Texas Industries, Inc.	35,700	1,921
Printing & Publishing (0.6%)
VistaPrint, Ltd. ‡	67,500	2,041
Real Estate (2.9%)
Desarrolladora Homex SA de CV, ADR ‡ †	167,920	5,829
HouseValues, Inc. ‡ †	78,860	1,324
Jones Lang Lasalle, Inc.	51,870	3,054

Research & Testing Services (3.0%)
Advisory Board Co. (The) ‡	157,380	$7,866
Gen-Probe, Inc. ‡	49,065	2,474
Residential Building Construction (0.8%)
Walter Industries, Inc.	46,600	2,948
Restaurants (4.8%)
AFC Enterprises †	180,370	2,846
BJ’s Restaurants, Inc. ‡	162,270	4,102
Chipotle Mexican Grill, Inc.-Class A ‡	112,900	5,365
PF Chang’s China Bistro, Inc. ‡ †	83,055	4,257
Retail Trade (4.6%)
Blue Nile, Inc. ‡ †	130,500	4,874
Build-A-Bear Workshop, Inc. ‡ †	140,285	4,538
CKX, Inc. ‡	178,485	2,247
Overstock.com, Inc. ‡ †	60,585	1,451
Zumiez, Inc. ‡	58,100	2,809
Rubber & Misc. Plastic Products (0.8%)
Deckers Outdoor Corp. ‡ †	88,200	2,816
Security & Commodity Brokers (3.0%)
Calamos Asset Management, Inc.-Class A	82,445	2,864
Greenhill & Co., Inc. †	132,153	7,557
Social Services (1.3%)
Bright Horizons Family Solutions, Inc. ‡	115,015	4,495
Stone, Clay & Glass Products (1.2%)
Eagle Materials, Inc.	25,868	4,185
Transportation Equipment (0.8%)
Polaris Industries, Inc.	52,800	2,880
Trucking & Warehousing (1.6%)
Landstar System, Inc.	130,425	5,517
Wholesale Trade Durable Goods (1.5%)
SCP Pool Corp.	134,710	5,372
Wholesale Trade Nondurable Goods (1.3%)
Rocky Mountain Chocolate Factory, Inc.	44,190	612
Tractor Supply Co. ‡	73,651	3,762
Total Common Stocks (cost: $242,794)		269,782

	Principal	Value
SECURITY LENDING COLLATERAL (22.0%)
Debt (21.1%)
Bank Notes (1.3%)
Bank of America
4.49%, due 03/20/2006	$732	$732
4.56%, due 06/07/2006 *	1,844	1,844
4.56%, due 08/10/2006 *	1,830	1,830
Certificates Of Deposit (0.6%)
Credit Suisse First Boston Corp.
4.56%, due 03/10/2006 *	366	366

Rabobank Nederland
4.48%, due 05/31/2006 *	$1,830	$1,830
Commercial Paper (3.3%)
Banco Santander Central Hispano SA
4.43%, due 03/06/2006	1,098	1,098
Ciesco LLC
4.44%, due 03/01/2006	1,077	1,077
Compass Securitization-144A
4.35%, due 02/06/2006	1,816	1,816
Falcon Asset Securitization Corp.-144A
4.45%, due 02/21/2006	353	353
Jupiter Securitization Corp.-144A
4.37%, due 02/10/2006	439	439
4.40%, due 02/14/2006	732	732
4.44%, due 02/16/2006	732	732
Lexington Parker Capital Corp.-144A
4.35%, due 02/06/2006	719	719
Paradigm Funding LLC-144A
4.40%, due 02/01/2006	1,830	1,830
4.49%, due 02/27/2006	732	732
Ranger Funding Co. LLC-144A
4.36%, due 02/02/2006	725	725
4.41%, due 02/10/2006	732	732
Yorktown Capital LLC
4.45%, due 02/21/2006	549	549
Euro Dollar Overnight (4.1%)
Abbey National PLC
4.31%, due 02/02/2006	1,098	1,098
Canadian Imperial Bank of Commerce
4.30%, due 02/01/2006	732	732
Fortis Bank
4.42%, due 02/07/2006	2,195	2,195
Royal Bank of Scotland
4.31%, due 02/01/2006	1,464	1,464
Societe Generale
4.48%, due 02/01/2006	1,098	1,098
Svenska Handlesbanken
4.47%, due 02/01/2006	3,521	3,521
Wachovia Bank NA
4.39%, due 02/01/2006	1,830	1,830
Wells Fargo
4.50%, due 02/07/2006	2,195	2,195
Euro Dollar Terms (5.4%)
BancoBilbao Vizcaya Argentaria SA
4.52%, due 03/27/2006	732	732
Bank of Montreal
4.43%, due 02/21/2006	732	732
Bank of Nova Scotia
4.50%, due 03/27/2006	1,098	1,098
Barclays
4.47%, due 03/17/2006	732	732
4.54%, due 03/28/2006	2,195	2,195

Calyon
4.46%, due 03/02/2006	$1,830	$1,830
Credit Suisse First Boston Corp.
4.44%, due 03/10/2006	1,098	1,098
Deutsche Bank
4.45%, due 03/13/2006	1,098	1,098
Fortis Bank
4.47%, due 02/15/2006	732	732
4.50%, due 02/27/2006	805	805
Rabobank Nederland
4.51%, due 03/01/2006	1,464	1,464
Royal Bank of Canada
4.48%, due 03/21/2006	732	732
Skandinaviska Enskilda Banken AB
4.42%, due 02/17/2006	732	732
Societe Generale
4.46%, due 03/01/2006	1,464	1,464
The Bank of the West
4.50%, due 03/20/2006	732	732
UBS AG
4.43%, due 02/21/2006	732	732
Wells Fargo
4.43%, due 02/28/2006	1,830	1,830
Repurchase Agreements (6.4%) ††
Credit Suisse First Boston Corp. 4.54%, dated on 01/31/2006 to be repurchased at $3,582 on 02/01/2006	3,581	3,581
Goldman Sachs Group, Inc. (The) 4.54%, dated on 01/31/2006 to be repurchased at $11,568 on 02/01/2006	11,566	11,566
Lehman Brothers, Inc. 4.54%, dated on 01/31/2006 to be repurchased at $555 on 02/01/2006	554	554
Merrill Lynch & Co. 4.49%, dated on 01/31/2006 to be repurchased at $2,928 on 02/01/2006	2,927	2,927
Morgan Stanley Dean Witter & Co. 4.55%, dated on 01/31/2006 to be repurchased at $3,444 on 02/01/2006	3,444	3,444

	Shares	Value
Investment Companies (0.9%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.38%	1,829,752	$1,830
Merrimac Cash Fund, Premium Class
1-day yield of 4.17% @	1,390,084	1,390
Total Security Lending Collateral (cost: $76,299)		76,299
Total Investment Securities (cost: $319,093)		$346,081

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2006, all or a portion of this security is on loan. The value at January 31, 2006, of all securities on loan is $73,495.
*	Floating or variable rate note. Rate is listed as of January 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $22,515, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 02/15/2006 - 09/30/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities aggregated  $8,810 or 2.5% of the total investments of the Fund.

ADR	American Depositary Receipt

Item 2. Controls and Procedures.

(a)          Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as of January 31, 2006, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         There have been no significant changes in Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica IDEX Mutual Funds
(Registrant)
By:	/s/ Brian C. Scott
Brian C. Scott
Chief Executive Officer
Date:	March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
Brian C. Scott
Chief Executive Officer
Date:	March 31, 2006
By:	/s/ Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer
Date:	March 31, 2006